UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
                                    BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 07/31/2024

Item 1 – Reports to Stockholders
(a)     The Reports to Shareholders are attached herewith.
BlackRock Dynamic High Income Portfolio

Institutional Shares | BDHIX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	0.65%

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by covered calls, collateralized loan obligations, and high yield bonds. Smaller positions in bank loans, mortgage-backed securities, and preferred stock also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, emerging market debt, and infrastructure equities. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.)

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 3, 2014 through July 31, 2024

Initial investment of $10,000

	Institutional Shares	MSCI World Index	Bloomberg U.S. Aggregate Bond Index	70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Nov 14	10,157	10,254	10,078	10,201	10,064
Dec 14	10,026	10,089	10,087	10,089	9,859
Jan 15	10,080	9,906	10,299	10,025	9,831
Feb 15	10,462	10,487	10,202	10,407	10,154
Mar 15	10,489	10,322	10,249	10,308	9,995
Apr 15	10,460	10,564	10,213	10,466	10,233
May 15	10,523	10,601	10,188	10,484	10,208
Jun 15	10,242	10,354	10,077	10,279	9,953
Jul 15	10,367	10,540	10,147	10,429	10,008
Aug 15	9,905	9,843	10,132	9,942	9,619
Sep 15	9,620	9,480	10,201	9,705	9,373
Oct 15	10,066	10,231	10,203	10,244	9,864
Nov 15	10,060	10,180	10,176	10,200	9,681
Dec 15	9,875	10,001	10,143	10,065	9,490
Jan 16	9,457	9,403	10,282	9,685	9,249
Feb 16	9,325	9,333	10,355	9,655	9,308
Mar 16	9,790	9,966	10,450	10,140	9,829
Apr 16	9,964	10,124	10,491	10,264	10,121
May 16	10,109	10,181	10,493	10,305	10,153
Jun 16	10,028	10,067	10,682	10,280	10,247
Jul 16	10,408	10,492	10,749	10,604	10,510
Aug 16	10,513	10,501	10,737	10,606	10,591
Sep 16	10,532	10,556	10,731	10,644	10,664
Oct 16	10,449	10,352	10,649	10,475	10,526
Nov 16	10,465	10,501	10,397	10,506	10,493
Dec 16	10,707	10,752	10,411	10,687	10,742
Jan 17	10,915	11,012	10,432	10,874	10,892
Feb 17	11,128	11,317	10,502	11,107	11,137
Mar 17	11,203	11,438	10,496	11,188	11,204
Apr 17	11,355	11,607	10,577	11,330	11,304
May 17	11,442	11,853	10,659	11,524	11,509
Jun 17	11,513	11,898	10,648	11,551	11,505
Jul 17	11,698	12,183	10,694	11,760	11,664
Aug 17	11,694	12,200	10,790	11,803	11,671
Sep 17	11,860	12,474	10,738	11,971	11,873
Oct 17	11,998	12,710	10,745	12,132	11,919
Nov 17	12,112	12,985	10,731	12,311	12,037
Dec 17	12,256	13,161	10,780	12,445	12,108
Jan 18	12,569	13,856	10,656	12,862	12,370
Feb 18	12,158	13,282	10,555	12,452	12,010
Mar 18	12,030	12,992	10,623	12,286	11,869
Apr 18	12,109	13,141	10,544	12,357	11,952
May 18	12,166	13,224	10,619	12,438	11,877
Jun 18	12,123	13,217	10,606	12,429	11,917
Jul 18	12,430	13,630	10,608	12,702	12,202
Aug 18	12,501	13,799	10,677	12,836	12,251
Sep 18	12,513	13,876	10,608	12,862	12,345
Oct 18	11,977	12,857	10,524	12,170	11,964
Nov 18	12,045	13,003	10,587	12,289	12,064
Dec 18	11,402	12,014	10,781	11,702	11,531
Jan 19	12,193	12,949	10,896	12,377	12,119
Feb 19	12,374	13,338	10,890	12,635	12,407
Mar 19	12,567	13,514	11,099	12,824	12,545
Apr 19	12,819	13,993	11,101	13,144	12,735
May 19	12,565	13,185	11,299	12,683	12,364
Jun 19	13,022	14,054	11,440	13,316	12,901
Jul 19	13,081	14,124	11,466	13,370	12,896
Aug 19	13,037	13,835	11,763	13,283	12,818
Sep 19	13,184	14,129	11,700	13,460	13,059
Oct 19	13,274	14,489	11,735	13,712	13,235
Nov 19	13,399	14,892	11,729	13,977	13,354
Dec 19	13,682	15,339	11,721	14,267	13,691
Jan 20	13,682	15,245	11,947	14,289	13,504
Feb 20	13,070	13,957	12,162	13,520	12,793
Mar 20	11,063	12,110	12,090	12,244	11,323
Apr 20	11,904	13,432	12,305	13,245	12,037
May 20	12,361	14,081	12,362	13,712	12,425
Jun 20	12,502	14,454	12,440	13,992	12,525
Jul 20	12,960	15,145	12,626	14,523	12,972
Aug 20	13,244	16,157	12,524	15,167	13,247
Sep 20	13,079	15,600	12,517	14,798	13,010
Oct 20	12,919	15,121	12,461	14,461	12,834
Nov 20	13,851	17,055	12,584	15,798	13,841
Dec 20	14,296	17,778	12,601	16,273	14,194
Jan 21	14,266	17,601	12,511	16,125	14,125
Feb 21	14,410	18,052	12,330	16,344	14,241
Mar 21	14,663	18,653	12,176	16,663	14,691
Apr 21	15,094	19,521	12,272	17,246	14,926
May 21	15,231	19,802	12,312	17,437	15,162
Jun 21	15,375	20,097	12,399	17,655	15,198
Jul 21	15,451	20,457	12,537	17,936	15,309
Aug 21	15,718	20,966	12,514	18,238	15,432
Sep 21	15,269	20,096	12,405	17,661	15,112
Oct 21	15,614	21,234	12,402	18,359	15,292
Nov 21	15,362	20,769	12,439	18,094	14,983
Dec 21	15,835	21,656	12,407	18,622	15,694
Jan 22	15,278	20,511	12,139	17,812	15,425
Feb 22	14,861	19,992	12,004	17,437	15,244
Mar 22	14,945	20,540	11,670	17,626	15,332
Apr 22	14,100	18,834	11,228	16,401	14,801
May 22	13,957	18,848	11,300	16,441	14,898
Jun 22	12,983	17,216	11,123	15,367	13,909
Jul 22	13,745	18,583	11,395	16,333	14,500
Aug 22	13,327	17,806	11,073	15,717	14,042
Sep 22	12,305	16,150	10,594	14,490	13,232
Oct 22	12,748	17,310	10,457	15,163	13,898
Nov 22	13,407	18,514	10,841	16,068	14,604
Dec 22	13,084	17,728	10,793	15,568	14,454
Jan 23	13,851	18,982	11,125	16,483	14,930
Feb 23	13,513	18,526	10,837	16,078	14,588
Mar 23	13,607	19,098	11,112	16,548	14,833
Apr 23	13,815	19,433	11,180	16,781	15,044
May 23	13,597	19,239	11,058	16,609	14,639
Jun 23	14,003	20,402	11,018	17,295	15,120
Jul 23	14,319	21,088	11,011	17,698	15,491
Aug 23	14,126	20,584	10,940	17,368	15,334
Sep 23	13,773	19,696	10,662	16,711	15,028
Oct 23	13,556	19,125	10,494	16,293	14,665
Nov 23	14,390	20,918	10,969	17,583	15,474
Dec 23	14,956	21,944	11,389	18,389	16,093
Jan 24	15,037	22,208	11,358	18,529	16,136
Feb 24	15,268	23,149	11,198	19,000	16,227
Mar 24	15,638	23,893	11,301	19,480	16,655
Apr 24	15,278	23,006	11,015	18,826	16,339
May 24	15,624	24,033	11,202	19,510	16,670
Jun 24	15,796	24,522	11,308	19,843	16,623
Jul 24	16,093	24,954	11,572	20,227	17,191

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	12.39%	4.23%	5.01%
MSCI World Index...
	18.34	12.06	9.84
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.51
70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index...
	14.29	8.63	7.50
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	10.98	5.92	5.72

Key Fund statistics

Net Assets...
$1,088,211,542
Number of Portfolio Holdings...
1,762
Net Investment Advisory Fees...
$5,154,077
Portfolio Turnover Rate...
109%

Beginning March 31, 2024, the Fund started to compare its performance to a blended benchmark comprised of 50% MSCI World High Dividend Index and 50% Bloomberg U.S. High Yield 2% Issuer Capped Index. Fund management believes that the new benchmark is more representative of the types of investments held within the Fund.

The Fund commenced operations on November 3, 2014.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
11.0%
iShares International Dividend Growth ETF...
2.9
BlackRock Floating Rate Income Portfolio, Class K Shares...
1.6
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
1.4
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
1.3
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
1.1
Barclays Bank plc (Alphabet, Inc.), 15.19%, 09/06/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.5
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.5
Nomura Holdings, Inc. (NVIDIA Corp.), 39.84%, 08/23/24...
0.5
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
27.0%
Common Stocks...
18.7
Asset-Backed Securities...
16.1
Investment Companies...
15.4
Floating Rate Loan Interests...
9.2
Corporate Bonds...
7.9
Non-Agency Mortgage-Backed Securities...
2.8
Foreign Government Obligations...
1.2
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Institutional Shares | BDHIX

Annual Shareholder Report — July 31, 2024

BDHIX-07/24-AR

BlackRock Dynamic High Income Portfolio

Investor A Shares | BDHAX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$96	0.90%

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by covered calls, collateralized loan obligations, and high yield bonds. Smaller positions in bank loans, mortgage-backed securities, and preferred stock also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, emerging market debt, and infrastructure equities. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.)

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 3, 2014 through July 31, 2024

Initial investment of $10,000

	Investor A Shares	MSCI World Index	Bloomberg U.S. Aggregate Bond Index	70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Nov 14	9,623	10,254	10,078	10,201	10,064
Dec 14	9,496	10,089	10,087	10,089	9,859
Jan 15	9,537	9,906	10,299	10,025	9,831
Feb 15	9,906	10,487	10,202	10,407	10,154
Mar 15	9,928	10,322	10,249	10,308	9,995
Apr 15	9,908	10,564	10,213	10,466	10,233
May 15	9,957	10,601	10,188	10,484	10,208
Jun 15	9,699	10,354	10,077	10,279	9,953
Jul 15	9,804	10,540	10,147	10,429	10,008
Aug 15	9,376	9,843	10,132	9,942	9,619
Sep 15	9,094	9,480	10,201	9,705	9,373
Oct 15	9,513	10,231	10,203	10,244	9,864
Nov 15	9,506	10,180	10,176	10,200	9,681
Dec 15	9,329	10,001	10,143	10,065	9,490
Jan 16	8,932	9,403	10,282	9,685	9,249
Feb 16	8,806	9,333	10,355	9,655	9,308
Mar 16	9,254	9,966	10,450	10,140	9,829
Apr 16	9,406	10,124	10,491	10,264	10,121
May 16	9,541	10,181	10,493	10,305	10,153
Jun 16	9,473	10,067	10,682	10,280	10,247
Jul 16	9,829	10,492	10,749	10,604	10,510
Aug 16	9,915	10,501	10,737	10,606	10,591
Sep 16	9,932	10,556	10,731	10,644	10,664
Oct 16	9,851	10,352	10,649	10,475	10,526
Nov 16	9,875	10,501	10,397	10,506	10,493
Dec 16	10,090	10,752	10,411	10,687	10,742
Jan 17	10,284	11,012	10,432	10,874	10,892
Feb 17	10,483	11,317	10,502	11,107	11,137
Mar 17	10,563	11,438	10,496	11,188	11,204
Apr 17	10,703	11,607	10,577	11,330	11,304
May 17	10,772	11,853	10,659	11,524	11,509
Jun 17	10,837	11,898	10,648	11,551	11,505
Jul 17	11,008	12,183	10,694	11,760	11,664
Aug 17	11,013	12,200	10,790	11,803	11,671
Sep 17	11,167	12,474	10,738	11,971	11,873
Oct 17	11,295	12,710	10,745	12,132	11,919
Nov 17	11,388	12,985	10,731	12,311	12,037
Dec 17	11,532	13,161	10,780	12,445	12,108
Jan 18	11,813	13,856	10,656	12,862	12,370
Feb 18	11,424	13,282	10,555	12,452	12,010
Mar 18	11,313	12,992	10,623	12,286	11,869
Apr 18	11,373	13,141	10,544	12,357	11,952
May 18	11,425	13,224	10,619	12,438	11,877
Jun 18	11,382	13,217	10,606	12,429	11,917
Jul 18	11,668	13,630	10,608	12,702	12,202
Aug 18	11,732	13,799	10,677	12,836	12,251
Sep 18	11,741	13,876	10,608	12,862	12,345
Oct 18	11,236	12,857	10,524	12,170	11,964
Nov 18	11,296	13,003	10,587	12,289	12,064
Dec 18	10,703	12,014	10,781	11,702	11,531
Jan 19	11,431	12,949	10,896	12,377	12,119
Feb 19	11,610	13,338	10,890	12,635	12,407
Mar 19	11,777	13,514	11,099	12,824	12,545
Apr 19	12,023	13,993	11,101	13,144	12,735
May 19	11,769	13,185	11,299	12,683	12,364
Jun 19	12,195	14,054	11,440	13,316	12,901
Jul 19	12,248	14,124	11,466	13,370	12,896
Aug 19	12,204	13,835	11,763	13,283	12,818
Sep 19	12,339	14,129	11,700	13,460	13,059
Oct 19	12,421	14,489	11,735	13,712	13,235
Nov 19	12,535	14,892	11,729	13,977	13,354
Dec 19	12,797	15,339	11,721	14,267	13,691
Jan 20	12,794	15,245	11,947	14,289	13,504
Feb 20	12,233	13,957	12,162	13,520	12,793
Mar 20	10,341	12,110	12,090	12,244	11,323
Apr 20	11,138	13,432	12,305	13,245	12,037
May 20	11,550	14,081	12,362	13,712	12,425
Jun 20	11,678	14,454	12,440	13,992	12,525
Jul 20	12,104	15,145	12,626	14,523	12,972
Aug 20	12,367	16,157	12,524	15,167	13,247
Sep 20	12,210	15,600	12,517	14,798	13,010
Oct 20	12,058	15,121	12,461	14,461	12,834
Nov 20	12,926	17,055	12,584	15,798	13,841
Dec 20	13,338	17,778	12,601	16,273	14,194
Jan 21	13,321	17,601	12,511	16,125	14,125
Feb 21	13,439	18,052	12,330	16,344	14,241
Mar 21	13,672	18,653	12,176	16,663	14,691
Apr 21	14,071	19,521	12,272	17,246	14,926
May 21	14,195	19,802	12,312	17,437	15,162
Jun 21	14,326	20,097	12,399	17,655	15,198
Jul 21	14,408	20,457	12,537	17,936	15,309
Aug 21	14,654	20,966	12,514	18,238	15,432
Sep 21	14,219	20,096	12,405	17,661	15,112
Oct 21	14,551	21,234	12,402	18,359	15,292
Nov 21	14,314	20,769	12,439	18,094	14,983
Dec 21	14,737	21,656	12,407	18,622	15,694
Jan 22	14,229	20,511	12,139	17,812	15,425
Feb 22	13,839	19,992	12,004	17,437	15,244
Mar 22	13,899	20,540	11,670	17,626	15,332
Apr 22	13,111	18,834	11,228	16,401	14,801
May 22	12,990	18,848	11,300	16,441	14,898
Jun 22	12,067	17,216	11,123	15,367	13,909
Jul 22	12,772	18,583	11,395	16,333	14,500
Aug 22	12,381	17,806	11,073	15,717	14,042
Sep 22	11,429	16,150	10,594	14,490	13,232
Oct 22	11,854	17,310	10,457	15,163	13,898
Nov 22	12,448	18,514	10,841	16,068	14,604
Dec 22	12,161	17,728	10,793	15,568	14,454
Jan 23	12,855	18,982	11,125	16,483	14,930
Feb 23	12,538	18,526	10,837	16,078	14,588
Mar 23	12,623	19,098	11,112	16,548	14,833
Apr 23	12,813	19,433	11,180	16,781	15,044
May 23	12,608	19,239	11,058	16,609	14,639
Jun 23	12,982	20,402	11,018	17,295	15,120
Jul 23	13,288	21,088	11,011	17,698	15,491
Aug 23	13,091	20,584	10,940	17,368	15,334
Sep 23	12,777	19,696	10,662	16,711	15,028
Oct 23	12,557	19,125	10,494	16,293	14,665
Nov 23	13,328	20,918	10,969	17,583	15,474
Dec 23	13,849	21,944	11,389	18,389	16,093
Jan 24	13,921	22,208	11,358	18,529	16,136
Feb 24	14,148	23,149	11,198	19,000	16,227
Mar 24	14,471	23,893	11,301	19,480	16,655
Apr 24	14,135	23,006	11,015	18,826	16,339
May 24	14,469	24,033	11,202	19,510	16,670
Jun 24	14,608	24,522	11,308	19,843	16,623
Jul 24	14,897	24,954	11,572	20,227	17,191

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares ...
	12.10%	3.99%	4.76%
Investor A Shares (with sales charge)...
	6.22	2.88	4.18
MSCI World Index...
	18.34	12.06	9.84
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.51
70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index...
	14.29	8.63	7.50
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	10.98	5.92	5.72

Key Fund statistics

Net Assets...
$1,088,211,542
Number of Portfolio Holdings...
1,762
Net Investment Advisory Fees...
$5,154,077
Portfolio Turnover Rate...
109%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Beginning March 31, 2024, the Fund started to compare its performance to a blended benchmark comprised of 50% MSCI World High Dividend Index and 50% Bloomberg U.S. High Yield 2% Issuer Capped Index. Fund management believes that the new benchmark is more representative of the types of investments held within the Fund.

The Fund commenced operations on November 3, 2014.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
11.0%
iShares International Dividend Growth ETF...
2.9
BlackRock Floating Rate Income Portfolio, Class K Shares...
1.6
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
1.4
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
1.3
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
1.1
Barclays Bank plc (Alphabet, Inc.), 15.19%, 09/06/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.5
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.5
Nomura Holdings, Inc. (NVIDIA Corp.), 39.84%, 08/23/24...
0.5
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
27.0%
Common Stocks...
18.7
Asset-Backed Securities...
16.1
Investment Companies...
15.4
Floating Rate Loan Interests...
9.2
Corporate Bonds...
7.9
Non-Agency Mortgage-Backed Securities...
2.8
Foreign Government Obligations...
1.2
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Investor A Shares | BDHAX

Annual Shareholder Report — July 31, 2024

BDHAX-07/24-AR

BlackRock Dynamic High Income Portfolio

Investor C Shares | BDHCX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$175	1.65%

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by covered calls, collateralized loan obligations, and high yield bonds. Smaller positions in bank loans, mortgage-backed securities, and preferred stock also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, emerging market debt, and infrastructure equities. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.)

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 3, 2014 through July 31, 2024

Initial investment of $10,000

	Investor C Shares	MSCI World Index	Bloomberg U.S. Aggregate Bond Index	70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Nov 14	10,155	10,254	10,078	10,201	10,064
Dec 14	10,006	10,089	10,087	10,089	9,859
Jan 15	10,052	9,906	10,299	10,025	9,831
Feb 15	10,424	10,487	10,202	10,407	10,154
Mar 15	10,441	10,322	10,249	10,308	9,995
Apr 15	10,413	10,564	10,213	10,466	10,233
May 15	10,458	10,601	10,188	10,484	10,208
Jun 15	10,180	10,354	10,077	10,279	9,953
Jul 15	10,284	10,540	10,147	10,429	10,008
Aug 15	9,827	9,843	10,132	9,942	9,619
Sep 15	9,525	9,480	10,201	9,705	9,373
Oct 15	9,959	10,231	10,203	10,244	9,864
Nov 15	9,945	10,180	10,176	10,200	9,681
Dec 15	9,754	10,001	10,143	10,065	9,490
Jan 16	9,332	9,403	10,282	9,685	9,249
Feb 16	9,195	9,333	10,355	9,655	9,308
Mar 16	9,657	9,966	10,450	10,140	9,829
Apr 16	9,809	10,124	10,491	10,264	10,121
May 16	9,944	10,181	10,493	10,305	10,153
Jun 16	9,867	10,067	10,682	10,280	10,247
Jul 16	10,233	10,492	10,749	10,604	10,510
Aug 16	10,315	10,501	10,737	10,606	10,591
Sep 16	10,326	10,556	10,731	10,644	10,664
Oct 16	10,235	10,352	10,649	10,475	10,526
Nov 16	10,255	10,501	10,397	10,506	10,493
Dec 16	10,471	10,752	10,411	10,687	10,742
Jan 17	10,666	11,012	10,432	10,874	10,892
Feb 17	10,866	11,317	10,502	11,107	11,137
Mar 17	10,930	11,438	10,496	11,188	11,204
Apr 17	11,080	11,607	10,577	11,330	11,304
May 17	11,144	11,853	10,659	11,524	11,509
Jun 17	11,205	11,898	10,648	11,551	11,505
Jul 17	11,375	12,183	10,694	11,760	11,664
Aug 17	11,373	12,200	10,790	11,803	11,671
Sep 17	11,525	12,474	10,738	11,971	11,873
Oct 17	11,649	12,710	10,745	12,132	11,919
Nov 17	11,738	12,985	10,731	12,311	12,037
Dec 17	11,880	13,161	10,780	12,445	12,108
Jan 18	12,162	13,856	10,656	12,862	12,370
Feb 18	11,754	13,282	10,555	12,452	12,010
Mar 18	11,620	12,992	10,623	12,286	11,869
Apr 18	11,687	13,141	10,544	12,357	11,952
May 18	11,733	13,224	10,619	12,438	11,877
Jun 18	11,681	13,217	10,606	12,429	11,917
Jul 18	11,968	13,630	10,608	12,702	12,202
Aug 18	12,026	13,799	10,677	12,836	12,251
Sep 18	12,027	13,876	10,608	12,862	12,345
Oct 18	11,502	12,857	10,524	12,170	11,964
Nov 18	11,557	13,003	10,587	12,289	12,064
Dec 18	10,943	12,014	10,781	11,702	11,531
Jan 19	11,680	12,949	10,896	12,377	12,119
Feb 19	11,857	13,338	10,890	12,635	12,407
Mar 19	12,019	13,514	11,099	12,824	12,545
Apr 19	12,264	13,993	11,101	13,144	12,735
May 19	11,997	13,185	11,299	12,683	12,364
Jun 19	12,424	14,054	11,440	13,316	12,901
Jul 19	12,469	14,124	11,466	13,370	12,896
Aug 19	12,417	13,835	11,763	13,283	12,818
Sep 19	12,548	14,129	11,700	13,460	13,059
Oct 19	12,623	14,489	11,735	13,712	13,235
Nov 19	12,732	14,892	11,729	13,977	13,354
Dec 19	12,989	15,339	11,721	14,267	13,691
Jan 20	12,979	15,245	11,947	14,289	13,504
Feb 20	12,387	13,957	12,162	13,520	12,793
Mar 20	10,474	12,110	12,090	12,244	11,323
Apr 20	11,275	13,432	12,305	13,245	12,037
May 20	11,686	14,081	12,362	13,712	12,425
Jun 20	11,809	14,454	12,440	13,992	12,525
Jul 20	12,231	15,145	12,626	14,523	12,972
Aug 20	12,490	16,157	12,524	15,167	13,247
Sep 20	12,323	15,600	12,517	14,798	13,010
Oct 20	12,163	15,121	12,461	14,461	12,834
Nov 20	13,030	17,055	12,584	15,798	13,841
Dec 20	13,438	17,778	12,601	16,273	14,194
Jan 21	13,399	17,601	12,511	16,125	14,125
Feb 21	13,523	18,052	12,330	16,344	14,241
Mar 21	13,749	18,653	12,176	16,663	14,691
Apr 21	14,143	19,521	12,272	17,246	14,926
May 21	14,259	19,802	12,312	17,437	15,162
Jun 21	14,382	20,097	12,399	17,655	15,198
Jul 21	14,441	20,457	12,537	17,936	15,309
Aug 21	14,693	20,966	12,514	18,238	15,432
Sep 21	14,247	20,096	12,405	17,661	15,112
Oct 21	14,557	21,234	12,402	18,359	15,292
Nov 21	14,324	20,769	12,439	18,094	14,983
Dec 21	14,738	21,656	12,407	18,622	15,694
Jan 22	14,207	20,511	12,139	17,812	15,425
Feb 22	13,808	19,992	12,004	17,437	15,244
Mar 22	13,874	20,540	11,670	17,626	15,332
Apr 22	13,078	18,834	11,228	16,401	14,801
May 22	12,949	18,848	11,300	16,441	14,898
Jun 22	12,021	17,216	11,123	15,367	13,909
Jul 22	12,717	18,583	11,395	16,333	14,500
Aug 22	12,318	17,806	11,073	15,717	14,042
Sep 22	11,363	16,150	10,594	14,490	13,232
Oct 22	11,778	17,310	10,457	15,163	13,898
Nov 22	12,367	18,514	10,841	16,068	14,604
Dec 22	12,082	17,728	10,793	15,568	14,454
Jan 23	12,772	18,982	11,125	16,483	14,930
Feb 23	12,457	18,526	10,837	16,078	14,588
Mar 23	12,541	19,098	11,112	16,548	14,833
Apr 23	12,730	19,433	11,180	16,781	15,044
May 23	12,527	19,239	11,058	16,609	14,639
Jun 23	12,898	20,402	11,018	17,295	15,120
Jul 23	13,202	21,088	11,011	17,698	15,491
Aug 23	13,006	20,584	10,940	17,368	15,334
Sep 23	12,694	19,696	10,662	16,711	15,028
Oct 23	12,476	19,125	10,494	16,293	14,665
Nov 23	13,241	20,918	10,969	17,583	15,474
Dec 23	13,759	21,944	11,389	18,389	16,093
Jan 24	13,831	22,208	11,358	18,529	16,136
Feb 24	14,056	23,149	11,198	19,000	16,227
Mar 24	14,377	23,893	11,301	19,480	16,655
Apr 24	14,044	23,006	11,015	18,826	16,339
May 24	14,376	24,033	11,202	19,510	16,670
Jun 24	14,514	24,522	11,308	19,843	16,623
Jul 24	14,800	24,954	11,572	20,227	17,191

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Investor C Shares ...
	11.29%	3.23%	4.11%
Investor C Shares (with sales charge)...
	10.29	3.23	4.11
MSCI World Index...
	18.34	12.06	9.84
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.51
70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index...
	14.29	8.63	7.50
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	10.98	5.92	5.72

Key Fund statistics

Net Assets...
$1,088,211,542
Number of Portfolio Holdings...
1,762
Net Investment Advisory Fees...
$5,154,077
Portfolio Turnover Rate...
109%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Beginning March 31, 2024, the Fund started to compare its performance to a blended benchmark comprised of 50% MSCI World High Dividend Index and 50% Bloomberg U.S. High Yield 2% Issuer Capped Index. Fund management believes that the new benchmark is more representative of the types of investments held within the Fund.

The Fund commenced operations on November 3, 2014.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
11.0%
iShares International Dividend Growth ETF...
2.9
BlackRock Floating Rate Income Portfolio, Class K Shares...
1.6
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
1.4
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
1.3
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
1.1
Barclays Bank plc (Alphabet, Inc.), 15.19%, 09/06/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.5
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.5
Nomura Holdings, Inc. (NVIDIA Corp.), 39.84%, 08/23/24...
0.5
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
27.0%
Common Stocks...
18.7
Asset-Backed Securities...
16.1
Investment Companies...
15.4
Floating Rate Loan Interests...
9.2
Corporate Bonds...
7.9
Non-Agency Mortgage-Backed Securities...
2.8
Foreign Government Obligations...
1.2
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Investor C Shares | BDHCX

Annual Shareholder Report — July 31, 2024

BDHCX-07/24-AR

BlackRock Dynamic High Income Portfolio

Class K Shares | BDHKX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$64	0.60%

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by covered calls, collateralized loan obligations, and high yield bonds. Smaller positions in bank loans, mortgage-backed securities, and preferred stock also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, emerging market debt, and infrastructure equities. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.)

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 3, 2014 through July 31, 2024

Initial investment of $10,000

	Class K Shares	MSCI World Index	Bloomberg U.S. Aggregate Bond Index	70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Nov 14	10,157	10,254	10,078	10,201	10,064
Dec 14	10,026	10,089	10,087	10,089	9,859
Jan 15	10,080	9,906	10,299	10,025	9,831
Feb 15	10,462	10,487	10,202	10,407	10,154
Mar 15	10,489	10,322	10,249	10,308	9,995
Apr 15	10,460	10,564	10,213	10,466	10,233
May 15	10,523	10,601	10,188	10,484	10,208
Jun 15	10,242	10,354	10,077	10,279	9,953
Jul 15	10,367	10,540	10,147	10,429	10,008
Aug 15	9,905	9,843	10,132	9,942	9,619
Sep 15	9,620	9,480	10,201	9,705	9,373
Oct 15	10,066	10,231	10,203	10,244	9,864
Nov 15	10,060	10,180	10,176	10,200	9,681
Dec 15	9,875	10,001	10,143	10,065	9,490
Jan 16	9,457	9,403	10,282	9,685	9,249
Feb 16	9,325	9,333	10,355	9,655	9,308
Mar 16	9,801	9,966	10,450	10,140	9,829
Apr 16	9,965	10,124	10,491	10,264	10,121
May 16	10,110	10,181	10,493	10,305	10,153
Jun 16	10,041	10,067	10,682	10,280	10,247
Jul 16	10,421	10,492	10,749	10,604	10,510
Aug 16	10,515	10,501	10,737	10,606	10,591
Sep 16	10,535	10,556	10,731	10,644	10,664
Oct 16	10,452	10,352	10,649	10,475	10,526
Nov 16	10,480	10,501	10,397	10,506	10,493
Dec 16	10,711	10,752	10,411	10,687	10,742
Jan 17	10,919	11,012	10,432	10,874	10,892
Feb 17	11,145	11,317	10,502	11,107	11,137
Mar 17	11,221	11,438	10,496	11,188	11,204
Apr 17	11,373	11,607	10,577	11,330	11,304
May 17	11,448	11,853	10,659	11,524	11,509
Jun 17	11,520	11,898	10,648	11,551	11,505
Jul 17	11,705	12,183	10,694	11,760	11,664
Aug 17	11,714	12,200	10,790	11,803	11,671
Sep 17	11,881	12,474	10,738	11,971	11,873
Oct 17	12,019	12,710	10,745	12,132	11,919
Nov 17	12,121	12,985	10,731	12,311	12,037
Dec 17	12,278	13,161	10,780	12,445	12,108
Jan 18	12,581	13,856	10,656	12,862	12,370
Feb 18	12,169	13,282	10,555	12,452	12,010
Mar 18	12,054	12,992	10,623	12,286	11,869
Apr 18	12,121	13,141	10,544	12,357	11,952
May 18	12,192	13,224	10,619	12,438	11,877
Jun 18	12,148	13,217	10,606	12,429	11,917
Jul 18	12,457	13,630	10,608	12,702	12,202
Aug 18	12,529	13,799	10,677	12,836	12,251
Sep 18	12,541	13,876	10,608	12,862	12,345
Oct 18	11,992	12,857	10,524	12,170	11,964
Nov 18	12,073	13,003	10,587	12,289	12,064
Dec 18	11,430	12,014	10,781	11,702	11,531
Jan 19	12,210	12,949	10,896	12,377	12,119
Feb 19	12,404	13,338	10,890	12,635	12,407
Mar 19	12,585	13,514	11,099	12,824	12,545
Apr 19	12,852	13,993	11,101	13,144	12,735
May 19	12,584	13,185	11,299	12,683	12,364
Jun 19	13,056	14,054	11,440	13,316	12,901
Jul 19	13,115	14,124	11,466	13,370	12,896
Aug 19	13,058	13,835	11,763	13,283	12,818
Sep 19	13,206	14,129	11,700	13,460	13,059
Oct 19	13,297	14,489	11,735	13,712	13,235
Nov 19	13,423	14,892	11,729	13,977	13,354
Dec 19	13,706	15,339	11,721	14,267	13,691
Jan 20	13,707	15,245	11,947	14,289	13,504
Feb 20	13,109	13,957	12,162	13,520	12,793
Mar 20	11,085	12,110	12,090	12,244	11,323
Apr 20	11,941	13,432	12,305	13,245	12,037
May 20	12,386	14,081	12,362	13,712	12,425
Jun 20	12,527	14,454	12,440	13,992	12,525
Jul 20	13,001	15,145	12,626	14,523	12,972
Aug 20	13,272	16,157	12,524	15,167	13,247
Sep 20	13,107	15,600	12,517	14,798	13,010
Oct 20	12,948	15,121	12,461	14,461	12,834
Nov 20	13,897	17,055	12,584	15,798	13,841
Dec 20	14,329	17,778	12,601	16,273	14,194
Jan 21	14,314	17,601	12,511	16,125	14,125
Feb 21	14,459	18,052	12,330	16,344	14,241
Mar 21	14,698	18,653	12,176	16,663	14,691
Apr 21	15,131	19,521	12,272	17,246	14,926
May 21	15,284	19,802	12,312	17,437	15,162
Jun 21	15,413	20,097	12,399	17,655	15,198
Jul 21	15,506	20,457	12,537	17,936	15,309
Aug 21	15,774	20,966	12,514	18,238	15,432
Sep 21	15,309	20,096	12,405	17,661	15,112
Oct 21	15,671	21,234	12,402	18,359	15,292
Nov 21	15,419	20,769	12,439	18,094	14,983
Dec 21	15,879	21,656	12,407	18,622	15,694
Jan 22	15,336	20,511	12,139	17,812	15,425
Feb 22	14,919	19,992	12,004	17,437	15,244
Mar 22	14,988	20,540	11,670	17,626	15,332
Apr 22	14,157	18,834	11,228	16,401	14,801
May 22	14,014	18,848	11,300	16,441	14,898
Jun 22	13,022	17,216	11,123	15,367	13,909
Jul 22	13,786	18,583	11,395	16,333	14,500
Aug 22	13,367	17,806	11,073	15,717	14,042
Sep 22	12,343	16,150	10,594	14,490	13,232
Oct 22	12,804	17,310	10,457	15,163	13,898
Nov 22	13,449	18,514	10,841	16,068	14,604
Dec 22	13,143	17,728	10,793	15,568	14,454
Jan 23	13,896	18,982	11,125	16,483	14,930
Feb 23	13,557	18,526	10,837	16,078	14,588
Mar 23	13,652	19,098	11,112	16,548	14,833
Apr 23	13,878	19,433	11,180	16,781	15,044
May 23	13,643	19,239	11,058	16,609	14,639
Jun 23	14,051	20,402	11,018	17,295	15,120
Jul 23	14,386	21,088	11,011	17,698	15,491
Aug 23	14,176	20,584	10,940	17,368	15,334
Sep 23	13,839	19,696	10,662	16,711	15,028
Oct 23	13,605	19,125	10,494	16,293	14,665
Nov 23	14,443	20,918	10,969	17,583	15,474
Dec 23	15,029	21,944	11,389	18,389	16,093
Jan 24	15,093	22,208	11,358	18,529	16,136
Feb 24	15,343	23,149	11,198	19,000	16,227
Mar 24	15,697	23,893	11,301	19,480	16,655
Apr 24	15,355	23,006	11,015	18,826	16,339
May 24	15,703	24,033	11,202	19,510	16,670
Jun 24	15,876	24,522	11,308	19,843	16,623
Jul 24	16,175	24,954	11,572	20,227	17,191

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares ...
	12.43%	4.28%	5.06%
MSCI World Index...
	18.34	12.06	9.84
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.51
70% MSCI World Index/ 30% Bloomberg U.S. Aggregate Bond Index...
	14.29	8.63	7.50
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	10.98	5.92	5.72

Key Fund statistics

Net Assets...
$1,088,211,542
Number of Portfolio Holdings...
1,762
Net Investment Advisory Fees...
$5,154,077
Portfolio Turnover Rate...
109%

Beginning March 31, 2024, the Fund started to compare its performance to a blended benchmark comprised of 50% MSCI World High Dividend Index and 50% Bloomberg U.S. High Yield 2% Issuer Capped Index. Fund management believes that the new benchmark is more representative of the types of investments held within the Fund.

The Fund commenced operations on November 3, 2014.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
11.0%
iShares International Dividend Growth ETF...
2.9
BlackRock Floating Rate Income Portfolio, Class K Shares...
1.6
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
1.4
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
1.3
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
1.1
Barclays Bank plc (Alphabet, Inc.), 15.19%, 09/06/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.5
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.5
Nomura Holdings, Inc. (NVIDIA Corp.), 39.84%, 08/23/24...
0.5
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
27.0%
Common Stocks...
18.7
Asset-Backed Securities...
16.1
Investment Companies...
15.4
Floating Rate Loan Interests...
9.2
Corporate Bonds...
7.9
Non-Agency Mortgage-Backed Securities...
2.8
Foreign Government Obligations...
1.2
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Class K Shares | BDHKX

Annual Shareholder Report — July 31, 2024

BDHKX-07/24-AR

BlackRock Multi-Asset Income Portfolio

Institutional Shares | BIICX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.56%

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by high yield bonds, collateralized loan obligations, and covered calls. Smaller positions in mortgage-backed securities, preferred stocks, bank loans, and infrastructure equities also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, and emerging market debt.

The Fund’s cash position was modestly elevated at the close of the period, as the investment adviser was judicious in managing the Fund’s overall level of risk given attractive cash yields and the long period of strong market performance. The cash position did not have a meaningful impact on results.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.) After reducing the Fund’s duration to a historic low in 2021, the investment advisor began adding back to duration for ballast as interest rates normalized.

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Aug 14	10,160	10,110	10,220	10,165
Sep 14	9,979	10,042	9,943	9,993
Oct 14	10,053	10,140	10,007	10,074
Nov 14	10,145	10,212	10,208	10,211
Dec 14	10,055	10,222	10,043	10,133
Jan 15	10,079	10,436	9,861	10,148
Feb 15	10,278	10,338	10,439	10,397
Mar 15	10,231	10,386	10,276	10,340
Apr 15	10,280	10,349	10,517	10,443
May 15	10,295	10,324	10,553	10,448
Jun 15	10,142	10,211	10,307	10,270
Jul 15	10,194	10,282	10,492	10,398
Aug 15	9,946	10,268	9,798	10,046
Sep 15	9,803	10,337	9,437	9,895
Oct 15	10,065	10,339	10,185	10,288
Nov 15	10,021	10,311	10,134	10,249
Dec 15	9,920	10,278	9,956	10,142
Jan 16	9,716	10,420	9,360	9,908
Feb 16	9,674	10,494	9,290	9,907
Mar 16	9,982	10,590	9,921	10,288
Apr 16	10,114	10,630	10,078	10,389
May 16	10,189	10,633	10,135	10,420
Jun 16	10,216	10,824	10,021	10,455
Jul 16	10,448	10,893	10,444	10,709
Aug 16	10,510	10,880	10,453	10,707
Sep 16	10,528	10,874	10,509	10,733
Oct 16	10,475	10,791	10,305	10,588
Nov 16	10,445	10,535	10,453	10,539
Dec 16	10,586	10,550	10,703	10,672
Jan 17	10,725	10,571	10,962	10,812
Feb 17	10,853	10,642	11,266	10,998
Mar 17	10,897	10,636	11,386	11,054
Apr 17	11,023	10,719	11,554	11,178
May 17	11,109	10,801	11,799	11,339
Jun 17	11,162	10,790	11,844	11,355
Jul 17	11,274	10,837	12,128	11,516
Aug 17	11,286	10,934	12,145	11,575
Sep 17	11,351	10,882	12,417	11,678
Oct 17	11,420	10,888	12,652	11,792
Nov 17	11,455	10,874	12,926	11,912
Dec 17	11,541	10,924	13,101	12,020
Jan 18	11,675	10,798	13,793	12,268
Feb 18	11,463	10,696	13,221	11,955
Mar 18	11,385	10,764	12,933	11,863
Apr 18	11,428	10,684	13,082	11,887
May 18	11,433	10,761	13,164	11,967
Jun 18	11,397	10,747	13,158	11,957
Jul 18	11,584	10,750	13,568	12,145
Aug 18	11,635	10,819	13,736	12,259
Sep 18	11,649	10,749	13,813	12,254
Oct 18	11,395	10,664	12,799	11,756
Nov 18	11,413	10,728	12,944	11,858
Dec 18	11,127	10,925	11,960	11,516
Jan 19	11,603	11,041	12,890	12,025
Feb 19	11,740	11,035	13,278	12,202
Mar 19	11,903	11,247	13,452	12,399
Apr 19	12,033	11,250	13,929	12,621
May 19	11,957	11,449	13,126	12,369
Jun 19	12,220	11,593	13,991	12,854
Jul 19	12,270	11,619	14,060	12,900
Aug 19	12,325	11,920	13,772	12,935
Sep 19	12,376	11,856	14,065	13,038
Oct 19	12,425	11,892	14,423	13,224
Nov 19	12,483	11,886	14,825	13,405
Dec 19	12,669	11,878	15,269	13,601
Jan 20	12,721	12,106	15,176	13,690
Feb 20	12,452	12,324	13,893	13,235
Mar 20	11,189	12,251	12,055	12,320
Apr 20	11,818	12,469	13,372	13,102
May 20	12,151	12,527	14,018	13,449
Jun 20	12,253	12,606	14,388	13,670
Jul 20	12,597	12,795	15,077	14,099
Aug 20	12,764	12,691	16,084	14,513
Sep 20	12,676	12,684	15,529	14,259
Oct 20	12,591	12,628	15,053	14,008
Nov 20	13,212	12,752	16,977	14,972
Dec 20	13,503	12,769	17,697	15,300
Jan 21	13,488	12,678	17,521	15,169
Feb 21	13,592	12,495	17,970	15,254
Mar 21	13,788	12,338	18,568	15,412
Apr 21	14,057	12,436	19,432	15,832
May 21	14,169	12,477	19,712	15,972
Jun 21	14,248	12,564	20,006	16,147
Jul 21	14,285	12,705	20,364	16,382
Aug 21	14,455	12,681	20,871	16,570
Sep 21	14,206	12,571	20,005	16,154
Oct 21	14,361	12,567	21,138	16,610
Nov 21	14,168	12,604	20,675	16,452
Dec 21	14,479	12,572	21,558	16,783
Jan 22	14,163	12,301	20,418	16,158
Feb 22	13,861	12,164	19,901	15,864
Mar 22	13,889	11,826	20,447	15,861
Apr 22	13,361	11,377	18,749	14,901
May 22	13,272	11,451	18,763	14,955
Jun 22	12,600	11,271	17,138	14,190
Jul 22	13,138	11,547	18,498	14,927
Aug 22	12,867	11,220	17,725	14,404
Sep 22	12,162	10,735	16,077	13,423
Oct 22	12,429	10,596	17,232	13,818
Nov 22	12,962	10,986	18,430	14,552
Dec 22	12,803	10,937	17,647	14,211
Jan 23	13,420	11,273	18,896	14,932
Feb 23	13,109	10,982	18,442	14,559
Mar 23	13,216	11,260	19,012	14,969
Apr 23	13,418	11,329	19,345	15,146
May 23	13,181	11,205	19,152	14,988
Jun 23	13,403	11,165	20,310	15,414
Jul 23	13,632	11,158	20,992	15,668
Aug 23	13,455	11,086	20,491	15,431
Sep 23	13,161	10,805	19,607	14,902
Oct 23	12,947	10,634	19,038	14,568
Nov 23	13,660	11,116	20,823	15,581
Dec 23	14,220	11,541	21,845	16,261
Jan 24	14,231	11,510	22,107	16,337
Feb 24	14,312	11,347	23,044	16,568
Mar 24	14,591	11,452	23,785	16,910
Apr 24	14,316	11,162	22,901	16,383
May 24	14,598	11,352	23,924	16,887
Jun 24	14,705	11,459	24,411	17,139
Jul 24	15,043	11,727	24,841	17,490

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	10.35%	4.16%	4.17%
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
MSCI World Index...
	18.34	12.06	9.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	11.63	6.28	5.75

Key Fund statistics

Net Assets...
$10,945,854,606
Number of Portfolio Holdings...
4,040
Net Investment Advisory Fees...
$49,598,939
Portfolio Turnover Rate...
83%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
5.3%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares Core S&P 500 ETF...
2.2
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.6
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
0.6
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.6
Microsoft Corp...
0.5
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
0.5
Sanofi SA...
0.3
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.6%
Corporate Bonds...
18.8
Asset-Backed Securities...
16.8
Equity-Linked Notes...
13.9
Investment Companies...
9.8
Floating Rate Loan Interests...
8.1
Non-Agency Mortgage-Backed Securities...
5.6
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
Foreign Government Obligations...
0.5
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Institutional Shares | BIICX

Annual Shareholder Report — July 31, 2024

BIICX-07/24-AR

BlackRock Multi-Asset Income Portfolio

Investor A Shares | BAICX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$85	0.81%

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by high yield bonds, collateralized loan obligations, and covered calls. Smaller positions in mortgage-backed securities, preferred stocks, bank loans, and infrastructure equities also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, and emerging market debt.

The Fund’s cash position was modestly elevated at the close of the period, as the investment adviser was judicious in managing the Fund’s overall level of risk given attractive cash yields and the long period of strong market performance. The cash position did not have a meaningful impact on results.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.) After reducing the Fund’s duration to a historic low in 2021, the investment advisor began adding back to duration for ballast as interest rates normalized.

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Aug 14	9,633	10,110	10,220	10,165
Sep 14	9,460	10,042	9,943	9,993
Oct 14	9,527	10,140	10,007	10,074
Nov 14	9,604	10,212	10,208	10,211
Dec 14	9,525	10,222	10,043	10,133
Jan 15	9,546	10,436	9,861	10,148
Feb 15	9,733	10,338	10,439	10,397
Mar 15	9,686	10,386	10,276	10,340
Apr 15	9,731	10,349	10,517	10,443
May 15	9,743	10,324	10,553	10,448
Jun 15	9,587	10,211	10,307	10,270
Jul 15	9,643	10,282	10,492	10,398
Aug 15	9,406	10,268	9,798	10,046
Sep 15	9,269	10,337	9,437	9,895
Oct 15	9,506	10,339	10,185	10,288
Nov 15	9,471	10,311	10,134	10,249
Dec 15	9,373	10,278	9,956	10,142
Jan 16	9,178	10,420	9,360	9,908
Feb 16	9,137	10,494	9,290	9,907
Mar 16	9,426	10,590	9,921	10,288
Apr 16	9,549	10,630	10,078	10,389
May 16	9,618	10,633	10,135	10,420
Jun 16	9,641	10,824	10,021	10,455
Jul 16	9,858	10,893	10,444	10,709
Aug 16	9,914	10,880	10,453	10,707
Sep 16	9,929	10,874	10,509	10,733
Oct 16	9,878	10,791	10,305	10,588
Nov 16	9,846	10,535	10,453	10,539
Dec 16	9,978	10,550	10,703	10,672
Jan 17	10,097	10,571	10,962	10,812
Feb 17	10,216	10,642	11,266	10,998
Mar 17	10,265	10,636	11,386	11,054
Apr 17	10,372	10,719	11,554	11,178
May 17	10,450	10,801	11,799	11,339
Jun 17	10,508	10,790	11,844	11,355
Jul 17	10,602	10,837	12,128	11,516
Aug 17	10,621	10,934	12,145	11,575
Sep 17	10,679	10,882	12,417	11,678
Oct 17	10,742	10,888	12,652	11,792
Nov 17	10,772	10,874	12,926	11,912
Dec 17	10,851	10,924	13,101	12,020
Jan 18	10,976	10,798	13,793	12,268
Feb 18	10,764	10,696	13,221	11,955
Mar 18	10,698	10,764	12,933	11,863
Apr 18	10,736	10,684	13,082	11,887
May 18	10,738	10,761	13,164	11,967
Jun 18	10,702	10,747	13,158	11,957
Jul 18	10,876	10,750	13,568	12,145
Aug 18	10,922	10,819	13,736	12,259
Sep 18	10,932	10,749	13,813	12,254
Oct 18	10,692	10,664	12,799	11,756
Nov 18	10,706	10,728	12,944	11,858
Dec 18	10,435	10,925	11,960	11,516
Jan 19	10,879	11,041	12,890	12,025
Feb 19	10,996	11,035	13,278	12,202
Mar 19	11,157	11,247	13,452	12,399
Apr 19	11,277	11,250	13,929	12,621
May 19	11,203	11,449	13,126	12,369
Jun 19	11,447	11,593	13,991	12,854
Jul 19	11,491	11,619	14,060	12,900
Aug 19	11,530	11,920	13,772	12,935
Sep 19	11,585	11,856	14,065	13,038
Oct 19	11,619	11,892	14,423	13,224
Nov 19	11,681	11,886	14,825	13,405
Dec 19	11,853	11,878	15,269	13,601
Jan 20	11,899	12,106	15,176	13,690
Feb 20	11,644	12,324	13,893	13,235
Mar 20	10,460	12,251	12,055	12,320
Apr 20	11,047	12,469	13,372	13,102
May 20	11,344	12,527	14,018	13,449
Jun 20	11,448	12,606	14,388	13,670
Jul 20	11,768	12,795	15,077	14,099
Aug 20	11,921	12,691	16,084	14,513
Sep 20	11,826	12,684	15,529	14,259
Oct 20	11,744	12,628	15,053	14,008
Nov 20	12,333	12,752	16,977	14,972
Dec 20	12,602	12,769	17,697	15,300
Jan 21	12,574	12,678	17,521	15,169
Feb 21	12,680	12,495	17,970	15,254
Mar 21	12,848	12,338	18,568	15,412
Apr 21	13,108	12,436	19,432	15,832
May 21	13,199	12,477	19,712	15,972
Jun 21	13,270	12,564	20,006	16,147
Jul 21	13,312	12,705	20,364	16,382
Aug 21	13,468	12,681	20,871	16,570
Sep 21	13,222	12,571	20,005	16,154
Oct 21	13,375	12,567	21,138	16,610
Nov 21	13,180	12,604	20,675	16,452
Dec 21	13,467	12,572	21,558	16,783
Jan 22	13,170	12,301	20,418	16,158
Feb 22	12,886	12,164	19,901	15,864
Mar 22	12,910	11,826	20,447	15,861
Apr 22	12,427	11,377	18,749	14,901
May 22	12,342	11,451	18,763	14,955
Jun 22	11,714	11,271	17,138	14,190
Jul 22	12,211	11,547	18,498	14,927
Aug 22	11,957	11,220	17,725	14,404
Sep 22	11,299	10,735	16,077	13,423
Oct 22	11,544	10,596	17,232	13,818
Nov 22	12,037	10,986	18,430	14,552
Dec 22	11,887	10,937	17,647	14,211
Jan 23	12,458	11,273	18,896	14,932
Feb 23	12,166	10,982	18,442	14,559
Mar 23	12,263	11,260	19,012	14,969
Apr 23	12,436	11,329	19,345	15,146
May 23	12,225	11,205	19,152	14,988
Jun 23	12,429	11,165	20,310	15,414
Jul 23	12,639	11,158	20,992	15,668
Aug 23	12,472	11,086	20,491	15,431
Sep 23	12,197	10,805	19,607	14,902
Oct 23	11,996	10,634	19,038	14,568
Nov 23	12,654	11,116	20,823	15,581
Dec 23	13,171	11,541	21,845	16,261
Jan 24	13,178	11,510	22,107	16,337
Feb 24	13,250	11,347	23,044	16,568
Mar 24	13,506	11,452	23,785	16,910
Apr 24	13,248	11,162	22,901	16,383
May 24	13,506	11,352	23,924	16,887
Jun 24	13,603	11,459	24,411	17,139
Jul 24	13,913	11,727	24,841	17,490

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	10.08%	3.90%	3.92%
Investor A Shares (with sales charge)...
	4.30	2.79	3.36
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
MSCI World Index...
	18.34	12.06	9.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	11.63	6.28	5.75

Key Fund statistics

Net Assets...
$10,945,854,606
Number of Portfolio Holdings...
4,040
Net Investment Advisory Fees...
$49,598,939
Portfolio Turnover Rate...
83%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
5.3%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares Core S&P 500 ETF...
2.2
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.6
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
0.6
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.6
Microsoft Corp...
0.5
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
0.5
Sanofi SA...
0.3
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.6%
Corporate Bonds...
18.8
Asset-Backed Securities...
16.8
Equity-Linked Notes...
13.9
Investment Companies...
9.8
Floating Rate Loan Interests...
8.1
Non-Agency Mortgage-Backed Securities...
5.6
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
Foreign Government Obligations...
0.5
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Investor A Shares | BAICX

Annual Shareholder Report — July 31, 2024

BAICX-07/24-AR

BlackRock Multi-Asset Income Portfolio

Investor C Shares | BCICX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$163	1.56%

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by high yield bonds, collateralized loan obligations, and covered calls. Smaller positions in mortgage-backed securities, preferred stocks, bank loans, and infrastructure equities also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, and emerging market debt.

The Fund’s cash position was modestly elevated at the close of the period, as the investment adviser was judicious in managing the Fund’s overall level of risk given attractive cash yields and the long period of strong market performance. The cash position did not have a meaningful impact on results.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.) After reducing the Fund’s duration to a historic low in 2021, the investment advisor began adding back to duration for ballast as interest rates normalized.

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Aug 14	10,152	10,110	10,220	10,165
Sep 14	9,962	10,042	9,943	9,993
Oct 14	10,027	10,140	10,007	10,074
Nov 14	10,111	10,212	10,208	10,211
Dec 14	10,012	10,222	10,043	10,133
Jan 15	10,037	10,436	9,861	10,148
Feb 15	10,228	10,338	10,439	10,397
Mar 15	10,163	10,386	10,276	10,340
Apr 15	10,203	10,349	10,517	10,443
May 15	10,219	10,324	10,553	10,448
Jun 15	10,048	10,211	10,307	10,270
Jul 15	10,101	10,282	10,492	10,398
Aug 15	9,846	10,268	9,798	10,046
Sep 15	9,696	10,337	9,437	9,895
Oct 15	9,938	10,339	10,185	10,288
Nov 15	9,887	10,311	10,134	10,249
Dec 15	9,778	10,278	9,956	10,142
Jan 16	9,568	10,420	9,360	9,908
Feb 16	9,529	10,494	9,290	9,907
Mar 16	9,824	10,590	9,921	10,288
Apr 16	9,946	10,630	10,078	10,389
May 16	10,002	10,633	10,135	10,420
Jun 16	10,030	10,824	10,021	10,455
Jul 16	10,240	10,893	10,444	10,709
Aug 16	10,291	10,880	10,453	10,707
Sep 16	10,311	10,874	10,509	10,733
Oct 16	10,250	10,791	10,305	10,588
Nov 16	10,202	10,535	10,453	10,539
Dec 16	10,331	10,550	10,703	10,672
Jan 17	10,459	10,571	10,962	10,812
Feb 17	10,576	10,642	11,266	10,998
Mar 17	10,620	10,636	11,386	11,054
Apr 17	10,724	10,719	11,554	11,178
May 17	10,798	10,801	11,799	11,339
Jun 17	10,841	10,790	11,844	11,355
Jul 17	10,941	10,837	12,128	11,516
Aug 17	10,944	10,934	12,145	11,575
Sep 17	11,008	10,882	12,417	11,678
Oct 17	11,065	10,888	12,652	11,792
Nov 17	11,090	10,874	12,926	11,912
Dec 17	11,154	10,924	13,101	12,020
Jan 18	11,285	10,798	13,793	12,268
Feb 18	11,061	10,696	13,221	11,955
Mar 18	10,986	10,764	12,933	11,863
Apr 18	11,018	10,684	13,082	11,887
May 18	11,003	10,761	13,164	11,967
Jun 18	10,969	10,747	13,158	11,957
Jul 18	11,141	10,750	13,568	12,145
Aug 18	11,180	10,819	13,736	12,259
Sep 18	11,174	10,749	13,813	12,254
Oct 18	10,931	10,664	12,799	11,756
Nov 18	10,939	10,728	12,944	11,858
Dec 18	10,655	10,925	11,960	11,516
Jan 19	11,102	11,041	12,890	12,025
Feb 19	11,215	11,035	13,278	12,202
Mar 19	11,361	11,247	13,452	12,399
Apr 19	11,487	11,250	13,929	12,621
May 19	11,404	11,449	13,126	12,369
Jun 19	11,646	11,593	13,991	12,854
Jul 19	11,672	11,619	14,060	12,900
Aug 19	11,715	11,920	13,772	12,935
Sep 19	11,764	11,856	14,065	13,038
Oct 19	11,791	11,892	14,423	13,224
Nov 19	11,846	11,886	14,825	13,405
Dec 19	12,014	11,878	15,269	13,601
Jan 20	12,052	12,106	15,176	13,690
Feb 20	11,787	12,324	13,893	13,235
Mar 20	10,581	12,251	12,055	12,320
Apr 20	11,156	12,469	13,372	13,102
May 20	11,462	12,527	14,018	13,449
Jun 20	11,549	12,606	14,388	13,670
Jul 20	11,864	12,795	15,077	14,099
Aug 20	12,011	12,691	16,084	14,513
Sep 20	11,919	12,684	15,529	14,259
Oct 20	11,828	12,628	15,053	14,008
Nov 20	12,415	12,752	16,977	14,972
Dec 20	12,666	12,769	17,697	15,300
Jan 21	12,641	12,678	17,521	15,169
Feb 21	12,729	12,495	17,970	15,254
Mar 21	12,902	12,338	18,568	15,412
Apr 21	13,143	12,436	19,432	15,832
May 21	13,238	12,477	19,712	15,972
Jun 21	13,301	12,564	20,006	16,147
Jul 21	13,323	12,705	20,364	16,382
Aug 21	13,471	12,681	20,871	16,570
Sep 21	13,227	12,571	20,005	16,154
Oct 21	13,361	12,567	21,138	16,610
Nov 21	13,169	12,604	20,675	16,452
Dec 21	13,448	12,572	21,558	16,783
Jan 22	13,143	12,301	20,418	16,158
Feb 22	12,851	12,164	19,901	15,864
Mar 22	12,866	11,826	20,447	15,861
Apr 22	12,377	11,377	18,749	14,901
May 22	12,284	11,451	18,763	14,955
Jun 22	11,651	11,271	17,138	14,190
Jul 22	12,139	11,547	18,498	14,927
Aug 22	11,886	11,220	17,725	14,404
Sep 22	11,232	10,735	16,077	13,423
Oct 22	11,476	10,596	17,232	13,818
Nov 22	11,966	10,986	18,430	14,552
Dec 22	11,817	10,937	17,647	14,211
Jan 23	12,385	11,273	18,896	14,932
Feb 23	12,095	10,982	18,442	14,559
Mar 23	12,191	11,260	19,012	14,969
Apr 23	12,363	11,329	19,345	15,146
May 23	12,153	11,205	19,152	14,988
Jun 23	12,355	11,165	20,310	15,414
Jul 23	12,565	11,158	20,992	15,668
Aug 23	12,399	11,086	20,491	15,431
Sep 23	12,125	10,805	19,607	14,902
Oct 23	11,925	10,634	19,038	14,568
Nov 23	12,580	11,116	20,823	15,581
Dec 23	13,093	11,541	21,845	16,261
Jan 24	13,100	11,510	22,107	16,337
Feb 24	13,172	11,347	23,044	16,568
Mar 24	13,426	11,452	23,785	16,910
Apr 24	13,170	11,162	22,901	16,383
May 24	13,427	11,352	23,924	16,887
Jun 24	13,523	11,459	24,411	17,139
Jul 24	13,831	11,727	24,841	17,490

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	9.38%	3.14%	3.30%
Investor C Shares (with sales charge)...
	8.38	3.14	3.30
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
MSCI World Index...
	18.34	12.06	9.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	11.63	6.28	5.75

Key Fund statistics

Net Assets...
$10,945,854,606
Number of Portfolio Holdings...
4,040
Net Investment Advisory Fees...
$49,598,939
Portfolio Turnover Rate...
83%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
5.3%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares Core S&P 500 ETF...
2.2
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.6
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
0.6
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.6
Microsoft Corp...
0.5
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
0.5
Sanofi SA...
0.3
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.6%
Corporate Bonds...
18.8
Asset-Backed Securities...
16.8
Equity-Linked Notes...
13.9
Investment Companies...
9.8
Floating Rate Loan Interests...
8.1
Non-Agency Mortgage-Backed Securities...
5.6
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
Foreign Government Obligations...
0.5
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Investor C Shares | BCICX

Annual Shareholder Report — July 31, 2024

BCICX-07/24-AR

BlackRock Multi-Asset Income Portfolio

Class K Shares | BKMIX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$53	0.51%

How did the Fund perform last year?

  Global equities delivered solid gains amid resilient growth data and signs of slowing inflation.

  The fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution. Securities with lower interest rate risk generally outperformed as investors lowered their expectations for the number of interest rate cuts the U.S. Federal Reserve was likely to enact in 2024.

What contributed to performance?

Global equities were the largest contributor, followed by high yield bonds, collateralized loan obligations, and covered calls. Smaller positions in mortgage-backed securities, preferred stocks, bank loans, and infrastructure equities also contributed meaningfully. Other areas that contributed, although to a lesser extent, included cash and currency management, global real estate investment trusts, and emerging market debt.

The Fund’s cash position was modestly elevated at the close of the period, as the investment adviser was judicious in managing the Fund’s overall level of risk given attractive cash yields and the long period of strong market performance. The cash position did not have a meaningful impact on results.

What detracted from performance?

The Fund’s duration management strategies modestly weighed on returns. (Duration is a measure of interest rate sensitivity.) After reducing the Fund’s duration to a historic low in 2021, the investment advisor began adding back to duration for ballast as interest rates normalized.

The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures and currency futures detracted, while equity futures, equity options, and covered calls were beneficial.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Aug 14	10,160	10,110	10,220	10,165
Sep 14	9,979	10,042	9,943	9,993
Oct 14	10,053	10,140	10,007	10,074
Nov 14	10,145	10,212	10,208	10,211
Dec 14	10,055	10,222	10,043	10,133
Jan 15	10,079	10,436	9,861	10,148
Feb 15	10,278	10,338	10,439	10,397
Mar 15	10,231	10,386	10,276	10,340
Apr 15	10,280	10,349	10,517	10,443
May 15	10,295	10,324	10,553	10,448
Jun 15	10,142	10,211	10,307	10,270
Jul 15	10,194	10,282	10,492	10,398
Aug 15	9,946	10,268	9,798	10,046
Sep 15	9,803	10,337	9,437	9,895
Oct 15	10,065	10,339	10,185	10,288
Nov 15	10,021	10,311	10,134	10,249
Dec 15	9,920	10,278	9,956	10,142
Jan 16	9,716	10,420	9,360	9,908
Feb 16	9,674	10,494	9,290	9,907
Mar 16	9,982	10,590	9,921	10,288
Apr 16	10,114	10,630	10,078	10,389
May 16	10,189	10,633	10,135	10,420
Jun 16	10,216	10,824	10,021	10,455
Jul 16	10,448	10,893	10,444	10,709
Aug 16	10,510	10,880	10,453	10,707
Sep 16	10,528	10,874	10,509	10,733
Oct 16	10,475	10,791	10,305	10,588
Nov 16	10,445	10,535	10,453	10,539
Dec 16	10,586	10,550	10,703	10,672
Jan 17	10,725	10,571	10,962	10,812
Feb 17	10,842	10,642	11,266	10,998
Mar 17	10,896	10,636	11,386	11,054
Apr 17	11,013	10,719	11,554	11,178
May 17	11,099	10,801	11,799	11,339
Jun 17	11,152	10,790	11,844	11,355
Jul 17	11,265	10,837	12,128	11,516
Aug 17	11,278	10,934	12,145	11,575
Sep 17	11,353	10,882	12,417	11,678
Oct 17	11,423	10,888	12,652	11,792
Nov 17	11,458	10,874	12,926	11,912
Dec 17	11,534	10,924	13,101	12,020
Jan 18	11,680	10,798	13,793	12,268
Feb 18	11,457	10,696	13,221	11,955
Mar 18	11,391	10,764	12,933	11,863
Apr 18	11,433	10,684	13,082	11,887
May 18	11,428	10,761	13,164	11,967
Jun 18	11,403	10,747	13,158	11,957
Jul 18	11,592	10,750	13,568	12,145
Aug 18	11,643	10,819	13,736	12,259
Sep 18	11,647	10,749	13,813	12,254
Oct 18	11,404	10,664	12,799	11,756
Nov 18	11,422	10,728	12,944	11,858
Dec 18	11,125	10,925	11,960	11,516
Jan 19	11,602	11,041	12,890	12,025
Feb 19	11,740	11,035	13,278	12,202
Mar 19	11,903	11,247	13,452	12,399
Apr 19	12,045	11,250	13,929	12,621
May 19	11,969	11,449	13,126	12,369
Jun 19	12,233	11,593	13,991	12,854
Jul 19	12,272	11,619	14,060	12,900
Aug 19	12,328	11,920	13,772	12,935
Sep 19	12,390	11,856	14,065	13,038
Oct 19	12,429	11,892	14,423	13,224
Nov 19	12,499	11,886	14,825	13,405
Dec 19	12,686	11,878	15,269	13,601
Jan 20	12,738	12,106	15,176	13,690
Feb 20	12,469	12,324	13,893	13,235
Mar 20	11,206	12,251	12,055	12,320
Apr 20	11,824	12,469	13,372	13,102
May 20	12,157	12,527	14,018	13,449
Jun 20	12,260	12,606	14,388	13,670
Jul 20	12,605	12,795	15,077	14,099
Aug 20	12,773	12,691	16,084	14,513
Sep 20	12,686	12,684	15,529	14,259
Oct 20	12,601	12,628	15,053	14,008
Nov 20	13,236	12,752	16,977	14,972
Dec 20	13,516	12,769	17,697	15,300
Jan 21	13,501	12,678	17,521	15,169
Feb 21	13,618	12,495	17,970	15,254
Mar 21	13,802	12,338	18,568	15,412
Apr 21	14,084	12,436	19,432	15,832
May 21	14,186	12,477	19,712	15,972
Jun 21	14,266	12,564	20,006	16,147
Jul 21	14,302	12,705	20,364	16,382
Aug 21	14,474	12,681	20,871	16,570
Sep 21	14,225	12,571	20,005	16,154
Oct 21	14,394	12,567	21,138	16,610
Nov 21	14,188	12,604	20,675	16,452
Dec 21	14,500	12,572	21,558	16,783
Jan 22	14,184	12,301	20,418	16,158
Feb 22	13,882	12,164	19,901	15,864
Mar 22	13,911	11,826	20,447	15,861
Apr 22	13,394	11,377	18,749	14,901
May 22	13,306	11,451	18,763	14,955
Jun 22	12,620	11,271	17,138	14,190
Jul 22	13,172	11,547	18,498	14,927
Aug 22	12,901	11,220	17,725	14,404
Sep 22	12,182	10,735	16,077	13,423
Oct 22	12,450	10,596	17,232	13,818
Nov 22	12,998	10,986	18,430	14,552
Dec 22	12,826	10,937	17,647	14,211
Jan 23	13,459	11,273	18,896	14,932
Feb 23	13,147	10,982	18,442	14,559
Mar 23	13,255	11,260	19,012	14,969
Apr 23	13,445	11,329	19,345	15,146
May 23	13,221	11,205	19,152	14,988
Jun 23	13,444	11,165	20,310	15,414
Jul 23	13,661	11,158	20,992	15,668
Aug 23	13,498	11,086	20,491	15,431
Sep 23	13,204	10,805	19,607	14,902
Oct 23	12,975	10,634	19,038	14,568
Nov 23	13,705	11,116	20,823	15,581
Dec 23	14,253	11,541	21,845	16,261
Jan 24	14,265	11,510	22,107	16,337
Feb 24	14,346	11,347	23,044	16,568
Mar 24	14,627	11,452	23,785	16,910
Apr 24	14,351	11,162	22,901	16,383
May 24	14,635	11,352	23,924	16,887
Jun 24	14,758	11,459	24,411	17,139
Jul 24	15,098	11,727	24,841	17,490

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	10.52%	4.23%	4.21%
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
MSCI World Index...
	18.34	12.06	9.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	11.63	6.28	5.75

Key Fund statistics

Net Assets...
$10,945,854,606
Number of Portfolio Holdings...
4,040
Net Investment Advisory Fees...
$49,598,939
Portfolio Turnover Rate...
83%

Performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
5.3%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.3
iShares Core S&P 500 ETF...
2.2
Barclays Bank plc (Microsoft Corp.), 12.57%, 09/13/24...
0.6
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
0.6
Wells Fargo & Co. (Apple, Inc.), 11.53%, 08/01/24...
0.6
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
0.6
Microsoft Corp...
0.5
BNP Paribas SA (Amazon.com, Inc.), 15.37%, 08/05/24...
0.5
Sanofi SA...
0.3
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.6%
Corporate Bonds...
18.8
Asset-Backed Securities...
16.8
Equity-Linked Notes...
13.9
Investment Companies...
9.8
Floating Rate Loan Interests...
8.1
Non-Agency Mortgage-Backed Securities...
5.6
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.5
Foreign Government Obligations...
0.5
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Class K Shares | BKMIX

Annual Shareholder Report — July 31, 2024

BKMIX-07/24-AR

(b)    Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$57,065	$57,065	$0	$0	$22,880	$22,880	$0	$0
BlackRock Multi-Asset Income Portfolio	$79,487	$79,487	$0	$0	$26,880	$26,880	$0	$172

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services includes tax compliance, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, tax distribution and analysis reviews.
3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$22,880	$22,880
BlackRock Multi-Asset Income Portfolio	$26,880	$27,052

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies –
(a) The registrant’s Financial Statements are attached herewith.
(b) The registrant’s Financial Highlights are attached herewith.
JULY 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual
Financial Statements
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Financial Statements
Schedule of Investments
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 4 Ltd., Series 2023-4A, Class B,
(3-mo. CME Term SOFR at 2.50% Floor +
2.50%), 7.78%, 04/20/36
(a)(b)
.......... USD 2,000 $ 2,024,000
AB Carval Euro CLO II-C DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.75% Floor +
3.75%), 0.00%, 02/15/37
(a)(c)
.......... EUR 100 108,225
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.61%, 04/15/34
(a)(b)
.......... USD 500 500,753
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.38%, 01/21/35
(a)(b)
.......... 1,000 1,000,106
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 7.01%, 10/21/36
(a)(b)
.......... 1,500 1,512,600
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.55%, 10/17/34 ................ 1,000 1,002,155
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.60%, 10/17/34 ................ 1,000 1,002,005
AIMCO CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.44%, 04/20/34
(a)(b)
.......... 865 868,023
AMSR Trust
(b)
Series 2020-SFR2, Class I, 5.25%, 07/17/37 600 579,783
Series 2020-SFR3, Class H, 6.50%,
09/17/37 ..................... 100 98,628
Apidos CLO XL Ltd., Series 2022-40A, Class
D1R, (3-mo. CME Term SOFR at 2.90%
Floor + 2.90%), 0.00%, 07/15/37
(a)(b)
..... 2,000 2,000,000
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-m o. CME Term SOFR at 2.65% Floor +
2.91%), 8.19%, 04/24/31
(a)(b)
.......... 500 500,498
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 0.00%,
04/15/30
(a)(b)(d)(e)
................... 500 105,808
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.73%, 07/15/36
(a)(c)
................ EUR 100 111,364
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.50%, 08/23/30
(a)(b)
................ USD 250 250,325
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
6.68%, 07/20/37 ................ 1,000 1,000,928
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
7.00%, 07/20/37 ................ 1,000 999,855
Ballyrock CLO 27 Ltd.
(a)(b)
Series 2024-27A, Class A1A, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
0.00%, 10/25/37 ................ 2,000 2,000,000
Series 2024-27A, Class C1, (3-mo. CME
Term SOFR at 2.90% Floor + 2.90%),
0.00%, 10/25/37 ................ 1,840 1,840,000
Ballyrock CLO Ltd., Series 2020-2A, Class A2R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.09%, 10/20/31
(a)(b)
.......... 1,600 1,601,617
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.7 3%,
10/15/34
(a)(b)
..................... 3,500 3,505,902
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class D, (3-mo. CME Term SOFR
at 3.35% Floor + 3.61%), 8.89%, 10/20/34
(a)
(b)
............................ USD 2,000 $ 2,005,461
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 0.00%,
10/22/37 ..................... 2,000 2,000,000
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 0.00%,
10/22/37 ..................... 1,000 1,000,000
Cairn CLO XVI DAC, Series 2023-16X, Class D,
(3-mo. EURIBOR at 5.20% Floor + 5.20%),
8.89%, 01/15/37
(a)(c)
................ EUR 100 110,712
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.46%,
07/15/31 ..................... USD 1,000 1,000,807
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.71%, 07/15/34 ................ 500 500,461
Series 2020-3A, Class C, (3-mo. C ME Term
SOFR at 2.50% Floor + 2.76%), 8.06%,
01/15/34 ..................... 500 501,428
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR at 0.00% Floor +
3.15%), 8.44%, 07/16/31
(a)(b)
.......... 1,000 1,006,108
CarVal CLO II Ltd., Series 2019-1A, Class BR,
(3-mo. CME Term SOFR at 1.76% Floor +
1.76%), 7.04%, 04/20/32
(a)(b)
.......... 1,000 1,000,321
CarVal CLO VII-C Ltd., Series 2023-1A, Class
D1R, (3-mo. CME Term SOFR at 3.15%
Floor + 3.15%), 8.43%, 07/20/37
(a)(b)
..... 1,000 999,967
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR at 3.70% Floor +
3.96% ), 9.24%, 04/20/29
(a)(b)
.......... 250 250,205
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a)(b)(d)(e)
...... 1,000 376,289
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 6.89%, 07/15/32
(a)(c)
......... EUR 100 108,914
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class DRR, (3-mo. CME Term SOFR at
3.70% Floor + 3.70%), 8.98%, 04/21/37
(a)( b)
USD 1,000 1,018,724
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class DR, (3-mo. CME Term SOFR at 3.36%
Floor + 3.36%), 8.64%, 10/20/34
(a)(b)
..... 1,000 1,002,659
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.44%, 07/25/37
(a)(b)
..... 3,000 3,001,471
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class CR, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 0.00%, 07/2 3/37
(a)(b)
..... 2,935 2,935,000
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (3-mo. CME
Term SOFR at 2.80% Floor + 3.06%),
8.33%, 04/27/31 ................ 500 500,024
Series 2015-3A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.91%),
7.19%, 04/19/29 ................ 250 250,356
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.70%, 01/15/35 ................ 2,000 2,002,985
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.41%,
07/15/33 ..................... 2,935 2,935,000

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-6A, Class A, (3 -mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.70%,
10/15/34 ..................... USD 1,750 $ 1,752,275
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.77%, 04/20/37 ................ 500 506,829
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
8.77%, 04/20/37 ................ 500 506,696
Series 2020-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.68%, 07/15/37 ................ 1,250 1,250,398
Series 2021-1A, Class E, (3-mo. CME Term
SOFR at 6.86% Floor + 6.86%), 12.14%,
04/22/34 ..................... 2,000 2,001,677
Series 2021-2A, Class B, ( 3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ..................... 4,700 4,728,052
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.59%,
07/20/34 ..................... 500 501,034
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.65%, 05/14/32
(a)(c)
................ EUR 150 164,676
CVC Cordatus Opportunity Loan Fund DAC,
Series 1X, Class D, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.91%, 08/15/33
(a)(c)
250 273,139
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (3-mo. CME Term SOFR at 6.60%
Floor + 6.86%), 12.16%, 04/15/34
(a)(b)
.... USD 350 334,916
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 8.68%, 07/15/37
(a)(b)
..... 1,000 1,013,199
Elmwood CLO I Ltd., Series 2019-1A, Class
DRR, (3-mo. CME Term SOFR at 3.75%
Floor + 3.75%), 9.03%, 04/20/37
(a)(b)
..... 2,000 2,034,284
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.64%, 10/20/34
(a)(b)
......... 1,855 1,859,881
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.92%, 01/17/34
(a)(b)
......... 2,750 2,757,237
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 2.95% Floor + 3.21%), 8.49%,
10/20/34 ..................... 3,400 3,407,245
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.54%,
10/20/34 ..................... 1,250 1,250,744
Fidelity Grand Harbour CLO DAC
(a)(c)
Series 2021-1X, Class D, (3-mo. EURIBOR
at 3.60% Floor + 3.60%), 7.28%,
10/15/34 ..................... EUR 250 270,628
Series 2023-1X, Class D, (3-mo. EURIBOR
at 5.90% Floor + 5.90%), 9.73%,
08/15/36 ..................... 150 164,721
Flatiron CLO 19 Ltd., Series 2019-1A, Class
BR, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.81%), 7.14%, 11/16/34
(a)(b)
......... USD 2,400 2,400,694
FS Rialto I ssuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.23%, 10/19/39
(a)(b)
.......... 1,500 1,508,330
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor
+ 1.60%), 6.93%, 11/22/31
(a)(b)
......... 2,500 2,499,858
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.90%, 04/22/37
(a)(b)
.......... USD 1,000 $ 1,005,526
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class C, (3-mo. CME Term SOFR
at 3.21% Floor + 3.21%), 8.49%, 07/20/32
(a)
(b)
............................ 2,000 2,000,133
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class C, (3-mo. CME T erm SOFR
at 3.30% Floor + 3.30%), 8.58%, 04/25/36
(a)
(b)
............................ 2,000 2,031,148
Golub Capital Partners CLO 72 B Ltd., Series
2024-72A, Class D, (3-mo. CME Term SOFR
at 4.00% Floor + 4.00%), 9.30%, 04/25/37
(a)
(b)
............................ 1,000 1,023,705
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class D1, (3-mo. CME Term
SOFR at 2.95% Floo r + 2.95%), 8.23%,
07/25/37
(a)(b)
..................... 1,000 999,997
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 0.00%
Floor + 2.76%), 8.06%, 04/15/31
(a)(b)
..... 650 651,083
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.55%, 01/27/31
(a)(b)
......... 500 502,431
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 5.82%, 03/25/36
(a)
.......... 53 15,665
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
7.30%, 07/25/37
(a)(c)
................ EUR 110 11 9,582
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.33%,
04/20/35 ..................... USD 750 750,866
Series 2022-1A, Class E, (3-mo. CME Term
SOFR at 6.30% Floor + 6.30%), 11.58%,
04/20/35 ..................... 500 479,633
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.55%, 01/17/38
(a)(b)
..... 236 235,876
Madison Park Funding XLV Ltd., Series 2020-
45A, Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.61%, 07/1 5/34
(a)(b)
2,000 2,002,998
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.61%, 10/15/34
(a)(b)
2,480 2,484,767
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class C, (3-mo. CME Term SOFR at
0.26% Floor + 2.86%), 8.14%, 04/20/30
(a)(b)
500 501,108
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class DR, (3-mo. CME Term SOFR at
3.10% Floor + 3.10%), 8.40%, 10/15/32
(a)(b)
1,000 1,002,323
Madison Park Funding XXXIV Ltd., Series 2019-
34A, Class DR, (3-mo. CME Term SOFR at
3.35% Floor + 3.61%), 8.90%, 04/25/32
(a)(b)
3,000 3,013,739
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66% ), 6.94%, 04/20/32
(a)(b)
750 749,682
Madison Park Funding XXXVI Ltd., Series 2019-
36A, Class D1R, (3-mo. CME Term SOFR at
3.50% Floor + 3.50%), 8.80%, 04/15/35
(a)(b)
1,000 1,002,628
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 8.53%, 08/15/37
(a)(b)(f)
.... 2,500 2,500,002

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 5 .74%,
05/25/37
(a)
...................... USD 650 $ 533,478
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR at 0.00% Floor + 3.26%), 8.54%,
10/21/30
(a)(b)
..................... 250 250,096
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Clas s BR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%), 7.03%,
01/20/35
(a)(b)
..................... 4,000 3,993,271
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2021-44A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.55%,
10/16/34
(a)(b)
..................... 2,000 2,005,678
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (3-mo. CME Term SOFR
at 0.26% Fl oor + 3.01%), 8.29%, 01/20/31
(a)
(b)
............................ 500 500,512
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term SOFR
at 1.85% Floor + 2.11%), 7.40%, 07/17/30
(a)(b)
250 250,244
OHA Credit Funding 13 Ltd.
(a)(b)
Series 2022-13A, Class AR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
6.63%, 07/20/37 ................ 3,500 3,500,000
Series 2022-13A, Class D2R, (3-mo. CME
Term SOFR at 4.10% Floor + 4.10%),
9.38%, 07/20/37 ................ 1,000 1,000,000
OHA Credit Funding 16 Ltd., Series 2023-16A,
Class D, (3-mo. CME Term SOFR at 4.00%
Floor + 4.00%), 9.28%, 10/20/36
(a)(b)
..... 2,000 2,036,703
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.19%, 07 /02/35
(a)(b)
..... 4,000 4,002,695
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.71%, 04/18/33
(a)(b)
..... 500 500,178
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.49%, 02/20/34
(a)(b)
1,000 1,001,567
OHA Loan Funding Ltd., Series 2013-1A, Class
D1R3, (3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 8.62%, 04/23/37
(a)(b)
..... 1,700 1,718,362
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.40%, 10/17/31 ................ 800 801,498
Series 2015-1A, Class CR4, (3-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.44%, 05/21/34 ................ 500 501,360
Series 2015-2A, Class BR2, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.49%, 07/20/30 ................ 750 750,804
Series 2015-2A, Class CR2, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.29%, 07/20/30 ................ 1,300 1,302,711
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 7.58%,
11/14/34 ..................... 500 501,120
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.97%, 11/15/36 ................ 1,000 1,014,245
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.51%,
01/15/35 ..................... USD 1,750 $ 1,753,179
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 6.73%,
10/15/34 ..................... 3,000 3,002,206
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.51%,
10/15/34 ..................... 1,400 1,403,937
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.51%,
10/15/34 ..................... 3,000 3,011,987
Series 2021-4A, Class E, (3-mo . CME Term
SOFR at 6.31% Floor + 6.31%), 11.61%,
10/15/34 ..................... 3,000 3,003,976
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.33%,
04/20/35 ..................... 1,500 1,502,538
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.33%,
04/20/35 ..................... 1,000 1,002,187
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 0.00%,
07/20/37 ..................... 2,000 2,000,000
Palmer Square European Loan Funding DAC,
Series 2024-2X, Class D, (3-mo. EURIBOR
at 3.15% Floor + 3.15%), 0.00%, 05/15/34
(a)
(c)
............................ EUR 100 108,225
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 08/15/38
(a)(c)
................ 100 108,225
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.78%, 02/15/35
(a)(c)
................ 100 108,443
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(3-mo. CME Term SOFR at 3.05% Floor +
3.31%), 8.57%, 10/30/34
(a)(b)
.......... USD 1,500 1,502,091
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.56%, 01/15/35
(a)(b)
.......... 1,000 1,001,704
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.69%, 04/20/34
(a)(b)
..... 250 251,150
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (3-mo. CME Term SOFR at 3.30%
Floor + 3.56%), 8.85%, 10/25/31
(a)(b)
..... 250 251,841
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (3-mo. CME Term SOFR at 3.90%
Floor + 4.16%), 9.46%, 01/15/33
(a)( b)
..... 2,000 2,004,444
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 8.59%, 01/20/35
(a)(b)
..... 1,000 1,002,155
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.18%, 07/16/34
(a)(c)
................ EUR 150 163,550
Rockford Tower CLO Ltd., Series 2018-2A,
Class C, (3-mo. CME Term SOFR at 2.20%
Floor + 2.46%), 7.74%, 10/20/31
(a)(b)
..... USD 300 300,442
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.76%, 07/15/34
(a)(b)
................ 1,500 1,503,116
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.20%), 7.48%, 04/25/37
(a)(b)
......... 2,000 2,022,741

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 7.52%, 04/30/32
(a )(b)
.......... USD 500 $ 502,201
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.66%, 07/21/37
(a)(b)
......... 2,000 2,003,794
Sixth Street CLO XX Ltd., Series 2021-20A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.19%, 10/20/34
(a)(b)
..... 750 751,280
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-2A, Class DR, (3-mo. CME
Term SOFR at 4.50% Floor + 4.50%),
9.78%, 01/20/37 ................ 2,000 2,058,813
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.88%, 04/20/37 ................ 1,000 1,016,870
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (3-mo. CME Term SOFR at 0.00%
Floor + 2.01%), 7.30%, 04/16/31
(a)(b)
..... 500 500,444
Tal lman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 7.49%, 04/20/34
(a)(b)
.......... 500 501,138
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (3-mo. CME Term SOFR at 2.75% Floor
+ 3.01%), 8.28%, 01/29/32
(a)(b)
......... 1,000 1,001,574
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.71%, 04/15/33
(a)(b)
.......... 500 503,349
TICP CLO XI Ltd., Series 2018-11A, Class DR,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 8.99%, 04/25/37
(a)(b)
.......... 300 305,500
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 10/20/38
(a)(c)
................ EUR 100 108,225
Trimaran Cavu Ltd., Series 2021-1A, Class
D1R, (3-mo. CME Term SOFR at 3.40%
Floor + 3.40%), 8.68%, 07/23/37
(a)(b)
..... USD 1,000 999,995
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.70%,
07/23/37 ..................... 2,000 2,003,478
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.08%,
07/23/37 ..................... 1,000 999,975
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 8.44%, 04/20/31
(a)(b)
.......... 500 500,582
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 0.00%, 07/20/37
(a)(b)
..... 3,000 3,000,000
Wellington Management CLO 3 Ltd.
(a)(b)
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 0.00%,
07/18/37 ..................... 3,000 3,000,000
Series 2024-3A, Class D1, (3-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 0.00%,
07/18/37 ..................... 1,000 1,000,000
Whitebox CLO IV Ltd., Series 2023-4A, Class
D, (3-mo. CME Term SOFR at 5.15% Floor +
5.15%), 10.43%, 04/20/36
(a)(b)
......... 1,000 1,020,360
Total Asset-Backed Securities — 16.2%
(Cost: $175,738,117) .............................. 176,329,109
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.3%
BAE Systems plc .................... 53,914 $ 899,184
L3Harris Technologies, Inc. ............. 5,491 1,245,853
RTX Corp. ........................ 13,998 1,644,625
3,789,662
Air Freight & Logistics — 0.1%
United Parcel Service, Inc. , Class B ....... 8,723 1,137,218
Automobile Components — 0.0%
Aptiv plc
(e)
......................... 5,782 401,213
Lear Corp. ........................ 1,179 143,885
545,098
Automobiles — 0.1%
General Motors Co. .................. 18,286 810,436
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA ....... 90,076 944,106
Bank Rakyat Indonesia Persero Tbk . PT .... 2,167,600 623,705
Citigroup, Inc. ...................... 25,356 1,645,097
Citizens Financial Group, Inc. ........... 41,341 1,764,021
First Citizens BancShares, Inc. , Class A ..... 931 1,943,639
M&T Bank Corp. .................... 5,865 1,009,777
Sberbank of Russia PJSC
(e)(f)
............ 98,136 12
Wells Fargo & Co. ................... 42,530 2,523,730
10,454,087
Beverages — 0.2%
Diageo plc ........................ 43,037 1,339,095
Keurig Dr Pepper, Inc. ................ 9,432 323,329
Pernod Ricard SA ................... 2,917 390,316
2,052,740
Biotechnology — 0.2%
AbbVie, Inc. ....................... 9,217 1,708,094
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. , ADR ......... 8,001 630,879
Building Products — 0.2%
Allegion plc ........................ 14,307 1,957,341
Johnson Controls International plc ........ 8,465 605,586
2,562,927
Capital Markets — 0.3%
Charles Schwab Corp. (The) ............ 12,058 786,061
Intercontinental Exchange, Inc. .......... 9,241 1,400,566
Moody's Corp. ...................... 2,192 1,000,604
MSCI, Inc. ........................ 564 304,989
State Street Corp. ................... 3,395 288,473
3,780,693
Chemicals — 0.3%
Air Liquide SA ...................... 6,957 1,269,364
Air Products & Chemicals, Inc. ........... 2,512 662,791
International Flavors & Fragrances, Inc. ..... 5,022 499,589
Sherwin-Williams Co. (The) ............. 890 312,212
2,743,956
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 397 303,284
Republic Services, Inc. ................ 6,802 1,321,765
Waste Management, Inc. ............... 660 133,755
1,758,804
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 23,000 1,114,350

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering — 0.0%
EMCOR Group, Inc. .................. 96 $ 36,042
Ferrovial SE ....................... 1,488 59,172
MasTec, Inc.
(e)
...................... 206 22,666
MYR Group, Inc.
(e)
................... 141 19,808
Quanta Services, Inc. ................. 182 48,299
185,987
Consumer Finance — 0.0%
Capital One Financial Corp. ............. 2,090 316,426
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. ............... 468 384,696
Dollar General Corp. ................. 4,605 554,396
Dollar Tree, Inc.
(e)
.................... 2,624 273,788
Wal-Mart de Mexico SAB de CV .......... 54,965 182,912
Walmart, Inc. ....................... 5,422 372,166
1,767,958
Containers & Packaging — 0.2%
Amcor plc ......................... 26,882 283,067
Avery Dennison Corp. ................. 1,328 287,950
Ball Corp. ......................... 3,954 252,384
Sealed Air Corp. .................... 31,016 1,180,159
2,003,560
Distributors — 0.0%
Genuine Parts Co. ................... 69 10,151
LKQ Corp. ........................ 2,789 115,743
125,894
Diversified REITs — 0.3%
Cromwell European REIT
(c)
............. 169,503 256,822
Essential Properties Realty Trust, Inc. ...... 17,684 523,270
LondonMetric Property plc .............. 473,753 1,224,878
Merlin Properties Socimi SA ............ 71,871 820,758
2,825,728
Diversified Telecommunication Services — 0.4%
AT&T, Inc. ......................... 13,833 266,285
Cellnex Telecom SA
(b)(c)
................ 31,157 1,086,655
Koninklijke KPN NV .................. 245,928 969,002
TELUS Corp. ...................... 77,309 1,248,121
Verizon Communications, Inc. ........... 20,772 841,681
4,411,744
Electric Utilities — 0.7%
American Electric Power Co., Inc. ......... 7,039 690,667
CK Infrastructure Holdings Ltd. ........... 17,500 116,721
CLP Holdings Ltd. ................... 5,000 42,913
Duke Energy Corp. .................. 3,330 363,869
Edison International .................. 6,912 553,029
Entergy Corp. ...................... 7,268 842,870
Evergy, Inc. ........................ 5,305 307,690
Eversource Energy .................. 2,717 176,360
Exelon Corp. ....................... 27,907 1,038,140
FirstEnergy Corp. ................... 1,495 62,655
Kansai Electric Power Co., Inc. (The) ...... 12,300 210,524
NextEra Energy, Inc. ................. 10,151 775,435
PG&E Corp. ....................... 49,916 910,967
Pinnacle West Capital Corp. ............ 515 44,079
PPL Corp. ........................ 9,887 293,842
Southern Co. (The) .................. 3,301 275,700
Terna - Rete Elettrica Nazionale .......... 11,022 91,783
Xcel Energy, Inc. .................... 7,334 427,426
7,224,670
Security
Shares
Shares Value
Electrical Equipment — 0.2%
Eaton Corp. plc ..................... 383 $ 116,735
Emerson Electric Co. ................. 706 82,680
GE Vernova, Inc.
(e)
................... 277 49,372
Generac Holdings, Inc.
(e)
............... 167 25,998
Hubbell, Inc. ....................... 3,238 1,281,115
nVent Electric plc .................... 394 28,616
Sensata Technologies Holding plc ......... 12,968 505,622
Vertiv Holdings Co. , Class A ............ 397 31,244
2,121,382
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A .............. 2,132 137,002
Jabil, Inc. ......................... 2,253 253,846
Keysight Technologies, Inc.
(e)
............ 4,319 602,803
993,651
Energy Equipment & Services — 0.2%
Baker Hughes Co. ................... 710 27,491
Baker Hughes Co. , Class A ............. 47,027 1,820,886
Schlumberger NV ................... 3,186 153,852
2,002,229
Entertainment — 0.1%
Electronic Arts, Inc. .................. 5,630 849,792
Financial Services — 0.4%
Fidelity National Information Services, Inc. ... 21,053 1,617,502
Jack Henry & Associates, Inc. ........... 1,652 283,285
Mastercard, Inc. , Class A ............... 1,382 640,847
Travelport Finance SARL
(e)(f)
............ 27 72,627
Visa, Inc. , Class A ................... 2,476 657,799
Voya Financial, Inc. .................. 8,742 635,806
3,907,866
Food Products — 0.5%
Kraft Heinz Co. (The) ................. 40,614 1,430,019
Mondelez International, Inc. , Class A ....... 24,308 1,661,452
Nestle SA (Registered) ................ 18,152 1,838,664
4,930,135
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. .................. 3,200 72,429
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd. ........ 2,905 243,537
CSX Corp. ........................ 5,406 189,750
Norfolk Southern Corp. ................ 505 126,028
Union Pacific Corp. .................. 7,593 1,873,421
West Japan Railway Co. ............... 3,300 64,967
2,497,703
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ............... 42,934 1,537,896
Koninklijke Philips NV
(e)
................ 20,353 571,710
Medtronic plc ...................... 11,775 945,768
ResMed, Inc. ...................... 969 206,639
3,262,013
Health Care Providers & Services — 1.0%
Cardinal Health, Inc. .................. 16,556 1,669,341
Cencora, Inc. ...................... 1,282 304,962
Cigna Group (The) ................... 2,384 831,229
CVS Health Corp. ................... 30,730 1,853,941
Elevance Health, Inc. ................. 1,720 915,092
Envision Healthcare Corp., (Acquired 11/03/23,
cost $30,364)
(e)(g)
.................. 3,755 38,958
HCA Healthcare, Inc. ................. 798 289,714
Humana, Inc. ...................... 1,762 637,157
Labcorp Holdings, Inc. ................ 6,979 1,503,556

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
McKesson Corp. .................... 510 $ 314,680
UnitedHealth Group, Inc. ............... 4,046 2,331,143
Universal Health Services, Inc. , Class B .... 1,335 285,370
10,975,143
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc. ....... 6,308 739,865
Assura plc ........................ 2,631,323 1,380,884
CareTrust REIT, Inc. .................. 29,573 797,288
Community Healthcare Trust, Inc. ......... 5,716 124,380
Healthpeak Properties, Inc. ............. 97,617 2,130,003
Omega Healthcare Investors, Inc. ......... 22,131 805,569
Target Healthcare REIT plc ............. 259,292 271,832
Welltower, Inc. ...................... 7,553 840,271
7,090,092
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 683 292,802
Yum! Brands, Inc. ................... 665 88,332
381,134
Household Durables — 0.2%
Newell Brands, Inc. .................. 37,422 321,455
Sony Group Corp. , ADR ............... 7,667 679,220
Taylor Wimpey plc ................... 508,875 1,043,283
2,043,958
Household Products — 0.0%
Reckitt Benckiser Group plc ............. 7,458 401,193
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 2,310 41,095
Innergex Renewable Energy, Inc. ......... 8,961 61,594
Northland Power, Inc. ................. 3,291 55,039
157,728
Industrial Conglomerates — 0.0%
Siemens AG (Registered) .............. 1,086 198,843
Industrial REITs — 0.7%
EastGroup Properties, Inc. ............. 4,357 814,716
ESR Kendall Square REIT Co. Ltd. ........ 90,099 323,751
Goodman Group .................... 24,364 562,470
Lineage, Inc.
(e)
...................... 14,323 1,258,705
Prologis, Inc. ....................... 10,660 1,343,693
Rexford Industrial Realty, Inc. ........... 16,271 815,340
Segro plc ......................... 33,443 393,645
STAG Industrial, Inc. ................. 21,209 865,539
Warehouses De Pauw CVA ............. 35,358 957,819
7,335,678
Insurance — 0.6%
American International Group, Inc. ........ 15,777 1,250,012
Assurant, Inc. ...................... 3,894 680,944
Brown & Brown, Inc. .................. 2,885 286,855
Fidelity National Financial, Inc. , Class A ..... 18,919 1,048,302
Globe Life, Inc. ..................... 3,128 290,091
Hartford Financial Services Group, Inc. (The) . 2,662 295,269
Prudential plc ...................... 68,653 619,551
Willis Towers Watson plc ............... 3,003 847,687
Zurich Insurance Group AG ............. 1,773 974,743
6,293,454
Interactive Media & Services — 0.3%
Alphabet, Inc. , Class A ................ 10,455 1,793,450
Meta Platforms, Inc. , Class A ............ 3,537 1,679,474
3,472,924
Security
Shares
Shares Value
IT Services — 0.4%
Accenture plc , Class A ................ 5,888 $ 1,946,691
Cognizant Technology Solutions Corp. , Class A 18,266 1,382,371
NEXTDC Ltd.
(e)
..................... 24,378 268,456
SUNeVision Holdings Ltd. .............. 1,587,000 557,917
4,155,435
Leisure Products — 0.1%
Hasbro, Inc. ....................... 8,954 577,175
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc.
(e)
................ 15,050 415,229
Machinery — 0.3%
Caterpillar, Inc. ..................... 274 94,859
CNH Industrial NV ................... 46,590 496,183
Dover Corp. ....................... 97 17,873
Komatsu Ltd. ...................... 19,300 548,652
Otis Worldwide Corp. ................. 16,048 1,516,536
Stanley Black & Decker, Inc. ............ 2,251 237,751
2,911,854
Media — 0.3%
Comcast Corp. , Class A ............... 32,373 1,336,034
Fox Corp. , Class A ................... 14,556 553,710
Learfield Communications LLC, (Acquired
09/06/23, cost $13,651)
(e)(f)(g)
.......... 1,086 70,590
Omnicom Group, Inc. ................. 2,951 289,316
WPP plc .......................... 91,296 880,649
3,130,299
Metals & Mining — 0.1%
Freeport-McMoRan, Inc. ............... 1,387 62,984
Southern Copper Corp. ................ 737 78,572
Teck Resources Ltd. , Class B ........... 11,758 576,362
United States Steel Corp. .............. 8,657 355,716
1,073,634
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. ............... 7,593 210,706
CMS Energy Corp. ................... 3,415 221,292
Consolidated Edison, Inc. .............. 3,202 312,259
Dominion Energy, Inc. ................. 7,689 411,054
National Grid plc .................... 40,829 518,046
NiSource, Inc. ...................... 8,207 256,469
Public Service Enterprise Group, Inc. ...... 3,034 242,022
Sempra .......................... 8,981 719,019
WEC Energy Group, Inc. ............... 3,594 309,299
3,200,166
Office REITs — 0.1%
BXP, Inc. ......................... 18,285 1,303,903
Oil, Gas & Consumable Fuels — 0.9%
Antero Resources Corp.
(e)
.............. 616 17,876
BP plc ........................... 277,635 1,641,132
Cameco Corp. ...................... 1,218 55,407
Cheniere Energy, Inc. ................. 2,077 379,343
Chesapeake Energy Corp. ............. 322 24,578
Chevron Corp. ...................... 1,746 280,181
Coterra Energy, Inc. .................. 1,378 35,552
DT Midstream, Inc. ................... 2,107 158,783
Enbridge, Inc. ...................... 3,011 112,685
EQT Corp. ........................ 818 28,229
Hess Corp. ........................ 2,312 354,707
Kinder Morgan, Inc. .................. 4,723 99,797
Koninklijke Vopak NV ................. 3,514 156,981
Kosmos Energy Ltd.
(e)
................. 156,735 866,744
LUKOIL PJSC
(e)(f)
.................... 44,196 5

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Novatek PJSC
(e)(f)
.................... 80 $ —
Pembina Pipeline Corp. ............... 3,850 149,215
Range Resources Corp. ............... 555 17,333
Shell plc .......................... 76,475 2,792,130
Southwestern Energy Co.
(e)
............. 2,788 17,983
Suncor Energy, Inc. .................. 18,216 727,183
Targa Resources Corp. ................ 1,571 212,525
TC Energy Corp. .................... 12,279 521,241
Uranium Energy Corp.
(e)
............... 1,938 11,492
Williams Cos., Inc. (The) ............... 32,740 1,405,856
10,066,958
Personal Care Products — 0.1%
L'Oreal SA ........................ 2,610 1,128,689
Pharmaceuticals — 0.8%
AstraZeneca plc .................... 12,096 1,921,702
Bayer AG (Registered) ................ 19,541 581,358
Bristol-Myers Squibb Co. ............... 6,350 302,006
Eli Lilly & Co. ...................... 591 475,324
GSK plc , ADR ...................... 6,330 245,414
Novo Nordisk A/S , Class B ............. 13,653 1,808,926
Sanofi SA ......................... 26,273 2,708,550
Zoetis, Inc. , Class A .................. 3,752 675,510
8,718,790
Professional Services — 0.5%
Dun & Bradstreet Holdings, Inc. .......... 100,081 1,088,881
Leidos Holdings, Inc. ................. 8,142 1,175,705
NMG, Inc.
(e)
........................ 602 68,628
Paychex, Inc. ...................... 2,280 291,885
RELX plc ......................... 35,998 1,693,393
SS&C Technologies Holdings, Inc. ........ 21,385 1,560,036
5,878,528
Real Estate Management & Development — 0.3%
CK Asset Holdings Ltd. ................ 319,000 1,218,922
VGP NV .......................... 3,212 348,009
Vonovia SE ........................ 23,051 706,748
Wharf Real Estate Investment Co. Ltd. ..... 218,000 535,936
2,809,615
Residential REITs — 0.4%
AvalonBay Communities, Inc. ........... 4,715 966,198
Mid-America Apartment Communities, Inc. ... 7,009 979,648
Sun Communities, Inc. ................ 13,647 1,729,484
UNITE Group plc (The) ................ 69,212 848,348
4,523,678
Retail REITs — 0.2%
Link REIT ......................... 340,600 1,436,999
Region RE Ltd.
(h)
.................... 268,870 400,351
1,837,350
Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc. ................ 5,394 1,144,607
Lam Research Corp. ................. 67 61,723
Taiwan Semiconductor Manufacturing Co. Ltd. 91,000 2,654,590
Texas Instruments, Inc. ................ 9,561 1,948,627
5,809,547
Software — 0.7%
Microsoft Corp. ..................... 11,675 4,884,236
Oracle Corp. ....................... 6,866 957,464
Salesforce, Inc. ..................... 5,255 1,359,994
7,201,694
Security
Shares
Shares Value
Specialized REITs — 1.2%
American Tower Corp. ................ 6,118 $ 1,348,407
Crown Castle, Inc. ................... 17,855 1,965,478
Digital Realty Trust, Inc. ............... 4,193 626,812
EPR Properties ..................... 31,856 1,433,520
Equinix, Inc. ....................... 2,930 2,315,403
Extra Space Storage, Inc. .............. 6,666 1,064,027
Iron Mountain, Inc. ................... 777 79,689
SBA Communications Corp. ............ 8,500 1,866,090
VICI Properties, Inc. .................. 62,069 1,940,277
12,639,703
Specialty Retail — 0.2%
Home Depot, Inc. (The) ............... 4,643 1,709,367
Lowe's Cos., Inc. .................... 1,023 251,157
Tractor Supply Co. ................... 881 231,985
2,192,509
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ........................ 9,080 2,016,486
HP, Inc. .......................... 28,806 1,039,609
Samsung Electronics Co. Ltd. , GDR
(b)(c)
..... 1,716 2,639,302
5,695,397
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE ..... 2,182 1,539,101
NIKE, Inc. , Class B .................. 6,130 458,892
Swatch Group AG (The) ............... 2,236 460,515
Tapestry, Inc. ....................... 5,378 215,604
2,674,112
Tobacco — 0.3%
British American Tobacco plc ............ 50,234 1,782,354
Philip Morris International, Inc. ........... 12,656 1,457,465
3,239,819
Trading Companies & Distributors — 0.0%
Fastenal Co. ....................... 4,175 295,381
Transportation Infrastructure — 0.2%
Aena SME SA
(b)(c)
.................... 3,350 636,495
Aeroports de Paris SA ................ 553 72,657
Atlas Arteria Ltd.
(h)
................... 44,286 152,104
Auckland International Airport Ltd. ........ 55,542 247,257
Flughafen Zurich AG (Registered) ......... 1,353 313,130
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 3,006 152,655
Getlink SE ........................ 3,903 69,551
Japan Airport Terminal Co. Ltd. .......... 3,200 116,814
Salik Co. PJSC ..................... 47,057 43,189
Transurban Group
(h)
.................. 74,525 635,981
2,439,833
Water Utilities — 0.0%
Severn Trent plc .................... 3,172 104,865
Wireless Telecommunication Services — 0.0%
Vodafone Group plc .................. 570,342 533,698
Total Common Stocks — 18.9%
(Cost: $179,854,385) .............................. 205,496,119

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.0%
(b)
Embraer Netherlands Finance BV, 7.00%
,
07/28/30 ....................... USD 370 $ 389,541
Wesco Aircraft Holdings, Inc., 9.00%
,
11/15/26
(d)
(e)
............................ 84 33,600
423,141
Automobile Components — 0.3%
Clarios Global LP
6.75%, 05/15/25
(b)
................. 58 58,028
4.38%, 05/15/26
(c)
................. EUR 195 210,684
Dana Financing Luxembourg SARL, 8.50%
,
07/15/31
(c)
...................... 139 162,972
Forvia SE
(c)
3.75%, 06/15/28 .................. 100 105,263
5.50%, 06/15/31 .................. 355 390,749
Goodyear Europe BV, 2.75%
,
08/15/28
(c)
.... 116 113,879
IHO Verwaltungs GmbH
(c)(i)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 ..................... 116 123,972
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
.................... 225 260,247
Mahle GmbH
(c)
2.38%, 05/14/28 .................. 100 95,249
6.50%, 05/02/31 .................. 293 322,886
Valeo SE, 1.00%
,
08/03/28
(c)
............ 100 95,721
ZF Europe Finance BV
(c)
2.00%, 02/23/26 .................. 200 208,528
2.50%, 10/23/27 .................. 100 101,953
4.75%, 01/31/29 .................. 500 539,813
6.13%, 03/13/29 .................. 200 227,870
ZF Finance GmbH, 2.00%
,
05/06/27
(c)
...... 400 405,086
3,422,900
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.38%, 03/31/29
(c)
................ GBP 286 367,978
RCI Banque SA
(a)(c)
(5-Year EUR Swap Annual + 2.85%), 2.63%,
02/18/30 ..................... EUR 400 427,878
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................ 200 220,540
1,016,396
Banks — 1.6%
Banca Monte dei Paschi di Siena SpA
(a)(c)
(3-mo. EURIBOR + 3.28%), 6.75%,
09/05/27 ..................... 148 167,955
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71%, 01/18/28 ..... 200 232,430
(3-mo. EURIBOR + 2.05%), 4.75%,
03/15/29 ..................... 125 137,709
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 4.27%), 6.88%
(a)(c)(j)
.. 200 216,450
Banco BPM SpA
(a)(c)
(5-Year EUR Swap Annual + 3.17%), 2.88%,
06/29/31 ..................... 300 313,539
(5-Year EUR Swap Annual + 3.40%), 3.38%,
01/19/32 ..................... 200 210,682
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%
,
09/14/29
(a)(c)
................ 300 365,519
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 6.20%), 5.75%
(a)(c)(j)
.......... 400 425,865
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(j)
......... USD 217 $ 206,964
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.94%), 4.63%
,
12/18/29
(a)
........... 298 294,555
Bangkok Bank PCL, 5.30%
,
09/21/28
(b)
..... 470 476,679
Bank of Cyprus PCL, (3-mo. EURIBOR +
1.97%), 5.00%
,
05/02/29
(a)(c)
.......... EUR 193 210,447
Bank of Ireland Group plc
(a)(c)(j)
(5-Year EUR Swap Annual + 7.92%), 7.50% 200 220,329
(5-Year EUR Swap Annual + 6.43%), 6.00% 200 216,672
Bankinter SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.71%), 6.25% 200 218,621
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38% ....................... 200 225,701
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% USD 325 320,842
(BPSWS5 + 5.64%), 9.25% .......... GBP 262 351,486
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% USD 540 554,606
(USISSO05 + 5.78%), 9.63% ......... 265 289,407
BNP Paribas SA
(a)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.35%), 8.50%
(b)
465 487,733
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)
...................... EUR 200 224,043
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.34%), 4.63%
(b)
USD 525 439,714
CaixaBank SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.35%), 5.88% EUR 200 215,286
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 200 227,901
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(j)
...................... 200 215,942
(5-Year EUR Swap Annual + 4.39%),
4.25%
(j)
...................... 200 193,819
(5-Year EUR Swap Annual + 6.74%),
6.50%
(j)
...................... 400 430,874
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88%
(j)
...................... 200 222,403
(3-mo. EURIBOR + 1.25%), 4.00%,
07/16/32 ..................... 100 109,215
(5-Year EURIBOR ICE Swap Rate + 4.30%),
6.50%, 12/06/32 ................ 100 115,320
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 ..................... GBP 200 276,587
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 4.68%), 4.38%
(a)(c)(j)
.......... EUR 200 207,942
Danske Bank A/S, (7-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.13%), 7.00%
(a)(c)(j)
................ USD 680 681,000
Eurobank SA, (5-Year EURIBOR ICE Swap
Rate + 2.17%), 4.88%
,
04/30/31
(a)(c)
..... EUR 125 140,192
HSBC Holdings plc
(a)(j)
(5-Year USD Swap Rate + 4.37%), 6.38% . USD 418 417,435
(5-Year USD Swap Rate + 3.75%), 6.00% . 287 280,954
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c)
...................... EUR 400 410,173
ING Groep NV
(a)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% USD 200 172,275

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(USISSO05 + 4.36%), 8.00%
(c)
........ USD 200 $ 209,596
Intercorp Peru Ltd., 3.88%
,
08/15/29
(b)
...... 317 284,904
Intesa Sanpaolo SpA , (5-Year EUR Swap
Annual + 5.85%), 5.50%
(a)(c)(j)
.......... EUR 952 1,009,093
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a)(c)(j)
........... 200 232,413
Lloyds Banking Group plc
(a)(j)
(5-Year EURIBOR ICE Swap Rate + 5.29%),
4.95%
(c)
...................... 200 214,471
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 380 381,337
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 285 285,407
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 200 265,852
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 250 259,580
National Bank of Greece SA
(5-Year EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35
(a)(c)
.............. EUR 375 424,274
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a)(j)
................. USD 510 528,086
Nordea Bank Abp , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.60%), 3.75%
(a)(b)(j)
................ 560 473,816
Societe Generale SA, (5-Year USD Swap Rate
+ 5.87%), 8.00%
(a)(b)(j)
............... 850 853,528
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a)(b)(j)
................ 575 491,212
17,038,835
Beverages — 0.0%
Davide Campari-Milano NV, 2.38%
,
01/17/29
(c)(k)
EUR 100 107,662
Biotechnology — 0.0%
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 .................. 100 100,344
6.25%, 04/01/28 .................. GBP 205 242,534
342,878
Broadline Retail — 0.0%
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 7.46%
,
07/01/29
(a)(c)
EUR 128 139,565
Building Products — 0.0%
(c)
HT Troplast GmbH, 9.38%
,
07/15/28 ....... 175 190,080
PCF GmbH, 4.75%
,
04/15/26 ........... 259 235,223
425,303
Capital Markets — 0.3%
ASG Finance DAC, 9.75%
,
05/15/29
(b)
...... USD 200 199,000
Deutsche Bank AG
(a)(c)(j)
(USISOA05 at 0.00% Floor + 4.36%), 4.79% 200 192,000
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50% ....................... EUR 400 393,056
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ....................... 200 220,535
Jerrold Finco plc, 5.25%
,
01/15/27
(c)
....... GBP 204 255,040
Julius Baer Group Ltd. , (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a)(c)(j)
.......... EUR 400 426,965
Opus-Chartered Issuances SA, 2.50%
,
07/04/25
(a)(c)
..................... 110 119,643
UBS Group AG
(a)(j)
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
USD 402 402,000
(5-Year USD Swap Semi + 4.59%), 6.88%
(c)
200 199,500
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38%
(b)
655 547,217
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Vivion Investments SARL, 3.00%
,
08/08/24
(c)
. EUR 100 $ 107,700
3,062,656
Chemicals — 0.4%
Braskem Idesa SAPI, 6.99%
,
02/20/32
(b)
.... USD 251 190,258
Chemours Co. (The), 4.00%
,
05/15/26 ..... EUR 299 314,935
FIS Fabbrica Italiana Sintetici SpA , 5.63%
,
08/01/27
(c)
...................... 300 318,993
Herens Holdco SARL, 4.75%
,
05/15/28
(b)
.... USD 200 173,585
Illuminate Buyer LLC, 9.00%
,
07/01/28
(b)
.... 6 6,020
INEOS Finance plc, 6.38%
,
04/15/29
(c)
..... EUR 278 309,521
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 .................. 155 163,062
8.50%, 03/15/29 .................. 314 361,482
Kronos International, Inc.
(c)
9.50%, 03/15/29 .................. 170 199,161
Series JUL, 9.50%, 03/15/29 .......... 105 123,011
Lune Holdings SARL, 5.63%
,
11/15/28
(c)
.... 193 184,102
MEGlobal BV
4.25%, 11/03/26
(c)
................. USD 230 223,979
2.63%, 04/28/28
(b)
................. 227 206,002
Nobian Finance BV, 3.63%
,
07/15/26
(c)
..... EUR 227 241,158
Olympus Water US Holding Corp.
(c)
9.63%, 11/15/28 .................. 354 411,247
5.38%, 10/01/29 .................. 135 133,532
Sasol Financing USA LLC, 4.38%
,
09/18/26 .. USD 200 190,600
SCIL IV LLC, 9.50%
,
07/15/28
(c)
.......... EUR 300 350,566
4,101,214
Commercial Services & Supplies — 0.3%
(c)
Allied Universal Holdco LLC
3.63%, 06/01/28 .................. 100 101,520
4.88%, 06/01/28 .................. GBP 383 450,884
Amber Finco plc, 6.63%
,
07/15/29 ........ EUR 304 340,936
Cedacri Mergeco SpA
(a)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.45%, 05/15/28 ................ 100 107,941
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
9.33%, 05/15/28 ................ 225 244,030
Intrum AB
3.00%, 09/15/27 .................. 568 427,229
9.25%, 03/15/28 .................. 100 74,808
Paprec Holding SA, 7.25%
,
11/17/29 ....... 114 129,872
Q-Park Holding I BV
2.00%, 03/01/27 .................. 100 102,745
5.13%, 03/01/29 .................. 100 110,389
5.13%, 02/15/30 .................. 227 247,738
Techem Verwaltungsgesellschaft 674 mbH,
6.00%
,
07/30/26 .................. 88 95,161
Techem Verwaltungsgesellschaft 675 mbH,
5.38%
,
07/15/29 .................. 100 109,333
Verisure Holding AB
9.25%, 10/15/27 .................. 100 114,134
7.13%, 02/01/28 .................. 200 226,461
2,883,181
Construction & Engineering — 0.1%
(c)
Azzurra Aeroporti SpA, 2.63%
,
05/30/27 .... 300 309,721
Gatwick Airport Finance plc, 4.38%
,
04/07/26 . GBP 169 211,349
Heathrow Finance plc
3.88%, 03/01/27
(l)
................. 175 212,598
4.13%, 09/01/29
(l)
................. 100 117,230
6.63%, 03/01/31 .................. 116 147,849
Kier Group plc, 9.00%
,
02/15/29 .......... 183 246,430
1,245,177

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 0.1%
DAE Funding LLC
(c)
1.55%, 08/01/24 .................. USD 243 $ 243,000
2.63%, 03/20/25 .................. 200 196,062
Encore Capital Group, Inc.
(c)
5.38%, 02/15/26 .................. GBP 100 127,270
4.25%, 06/01/28 .................. 100 112,897
Global Aircraft Leasing Co. Ltd., 6.50%
,
(6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
....... USD 134 131,578
Muthoot Finance Ltd., 7.13%
,
02/14/28
(b)
.... 200 203,000
Volkswagen International Finance NV
(a)(c)(j)
Series PNC5, (5-Year EUR Swap Annual +
4.29%), 7.50% ................. EUR 100 117,442
(9-Year EUR Swap Annual + 3.96%), 3.88% 300 303,323
1,434,572
Consumer Staples Distribution & Retail — 0.1%
(c)
Bellis Acquisition Co. plc, 8.13%
,
05/14/30 ... GBP 662 842,205
Market Bidco Finco plc, 5.50%
,
11/04/27 .... 148 177,900
Picard Groupe SAS, 6.38%
,
07/01/29 ...... EUR 132 145,845
1,165,950
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC,
2.00%
,
09/01/28
(c)
................. 200 190,476
Ardagh Packaging Finance plc, 2.13%
,
08/15/26
(c)
...................... 246 216,984
Crown European Holdings SACA, 4.50%
,
01/15/30
(c)
...................... 154 167,904
Graham Packaging Co., Inc., 7.13%
,
08/15/28
(b)
USD 13 12,671
Kleopatra Finco SARL, 4.25%
,
03/01/26
(c)
... EUR 3 10 300,270
OI European Group BV
(c)
6.25%, 05/15/28 .................. 100 111,599
5.25%, 06/01/29 .................. 225 243,518
Titan Holdings II BV, 5.13%
,
07/15/29
(c)
..... 138 151,068
Trivium Packaging Finance BV , (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 7.58%
,
08/15/26
(a)(c)
..................... 100 108,472
1,502,962
Diversified Consumer Services — 0.1%
(c)
Pachelbel Bidco SpA
7.13%, 05/17/31 .................. 200 224,501
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.07%, 05/17/31
(a)
............... 200 218,614
TUI Cruises GmbH
6.50%, 05/15/26 .................. 191 208,042
6.25%, 04/15/29 .................. 100 109,860
761,017
Diversified REITs — 0.0%
VICI Properties LP, 4.63%
,
06/15/25
(b)
...... USD 16 15,841
Diversified Telecommunication Services — 0.5%
Altice France SA
(c)
11.50%, 02/01/27 ................. EUR 166 145,905
3.38%, 01/15/28 .................. 293 224,031
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.54%),
5.13%, 10/03/54 ................ 125 137,649
(5-Year EUR Swap Annual + 2.13%), 1.87%,
08/18/80 ..................... 100 105,444
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 ..................... GBP 100 137,987
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 ..................... 100 137,987
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Cellnex Telecom SA, 2.13%
,
08/11/30
(c)(k)
.... EUR 300 $ 334,545
IHS Holding Ltd., 6.25%
,
11/29/28
(b)
....... USD 200 178,688
Iliad Holding SASU, 6.88%
,
04/15/31
(c)
..... EUR 379 421,969
Iliad SA
(c)
5.38%, 02/15/29 .................. 200 222,388
5.63%, 02/15/30 .................. 400 447,530
5.38%, 05/02/31 .................. 100 110,935
Infrastrutture Wireless Italiane SpA
(c)
1.63%, 10/21/28 .................. 150 151,026
1.75%, 04/19/31 .................. 290 282,169
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
300 323,464
Level 3 Financing, Inc., 11.00%
,
11/15/29
(b)
.. USD 37 39,564
Lorca Telecom Bondco SA, 5.75%
,
04/30/29
(c)
EUR 689 771,679
RCS & RDS SA, 3.25%
,
02/05/28
(c)
........ 300 308,626
Virgin Media Secured Finance plc, 4.13%
,
08/15/30
(c)
...................... GBP 286 311,598
Zegona Finance plc, 6.75%
,
07/15/29
(c)
..... EUR 306 337,378
5,130,562
Electric Utilities — 0.2%
Adani Green Energy UP Ltd., 6.70%
,
03/12/42
(b)
USD 200 191,250
Diamond II Ltd., 7.95%
,
07/28/26
(b)
........ 200 202,937
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 2.38%), 1.88%,
08/02/81 ..................... EUR 200 207,251
Series NC8, (5-Year EUR Swap Annual +
2.08%), 1.88%, 03/14/82 .......... 400 384,740
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%
,
05/29/54
(a)(c)
.......... 200 216,891
Engie Energia Chile SA, 3.40%
,
01/28/30
(c)
.. USD 200 176,875
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a)(c)(j)
.......... EUR 300 309,224
Sorik Marapi Geothermal Power PT, 7.75%
,
08/05/31
(b)
...................... USD 263 263,000
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a)(c)(j)
...................... EUR 275 296,101
2,248,269
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%
,
11/15/28
(b)
...... USD 113 107,060
Entertainment — 0.1%
(c)
CPUK Finance Ltd.
3.59%, 08/28/25 .................. GBP 239 301,043
7.88%, 08/28/29 .................. 100 130,483
Deuce Finco plc, 5.50%
,
06/15/27 ........ 120 147,756
Motion Finco SARL, 7.38%
,
06/15/30 ...... EUR 202 228,134
Pinnacle Bidco plc, 10.00%
,
10/11/28 ...... GBP 200 275,582
1,082,998
Financial Services — 0.3%
Agps Bondco plc, 5.00%
,
01/14/29
(c)(d)(e)
..... EUR 300 103,247
Alpha Bank SA
(1-Year EUR Swap Annual + 2.43%), 5.00%,
05/12/30
(a)(c)
................... 321 360,805
Aroundtown Finance SARL , (5-Year EURIBOR
ICE Swap Rate + 4.51%), 7.13%
(a)(c)(j)
.... 496 425,709
Banco Votorantim SA, 4.50%
,
09/24/24
(c)
.... USD 243 241,887
Citycon Treasury BV, Series EURO, 2.38%
,
01/15/27
(c)
...................... EUR 100 100,757
Garfunkelux Holdco 3 SA, 6.75%
,
11/01/25
(c)
. 100 68,723
NAK Naftogaz Ukraine , 7.13%
,
07/19/26
(c)(d)(e)
. 163 131,423
Nationwide Building Society , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a)(c)(j)
................ GBP 200 244,576

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nexi SpA , 0.00%
,
02/24/28
(c)(k)(m)
.......... EUR 600 $ 552,576
Salini SpA, 4.00%
,
05/30/28
(c)(k)
.......... 100 115,345
Thames Water Utilities Finance plc, 4.00%
,
04/18/27
(c)
...................... 100 78,906
Worldline SA, 0.00%
,
07/30/26
(c)(k)(m)
....... 500 508,546
2,932,500
Food Products — 0.1%
(c)
Boparan Finance plc, 7.63%
,
11/30/25 ..... GBP 100 125,054
MHP Lux SA, 6.25%
,
09/19/29 ........... USD 238 170,170
Premier Foods Finance plc, 3.50%
,
10/15/26 . GBP 100 124,063
Tereos Finance Groupe I SA, 4.75%
,
04/30/27 EUR 120 129,566
548,853
Gas Utilities — 0.0%
UGI International LLC, 2.50%
,
12/01/29
(c)
.... 125 120,264
Ground Transportation — 0.1%
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 .................. 100 103,005
6.13%, 11/30/28 .................. GBP 220 261,927
Mobico Group plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(c)(j)
...................... 244 285,381
Uber Technologies, Inc., 6.25%
,
01/15/28
(b)
.. USD 24 24,212
674,525
Health Care Providers & Services — 0.0%
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(c)
... EUR 252 293,866
Hotels, Restaurants & Leisure — 0.4%
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a)(c)(j)
...................... 200 214,015
Allwyn Entertainment Financing UK plc, 7.25%
,
04/30/30
(c)
...................... 275 314,732
Bertrand Franchise Finance SAS
(c)
6.50%, 07/18/30 .................. 100 109,948
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.49%, 07/18/30
(a)
............... 221 240,373
Carnival Corp.
7.00%, 08/15/29
(b)
................. USD 255 266,505
5.75%, 01/15/30
(c)
................. EUR 126 140,966
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 8.14%
,
07/31/28
(a)(c)
.. 100 109,442
Elior Group SA, 3.75%
,
07/15/26
(c)
........ 230 243,594
Food Service Project SA, 5.50%
,
01/21/27
(c)
.. 100 108,631
Inter Media & Communication SpA, 6.75%
,
02/09/27
(c)
...................... 213 228,731
International Game Technology plc, 5.25%
,
01/15/29
(b)
...................... USD 215 210,810
Lion/Polaris Lux 4 SA , (3-mo. EURIBOR at
0.00% Floor + 3.63%), 7.33%
,
07/01/29
(a)(c)
EUR 157 170,844
Lottomatica SpA
(c)
5.38%, 06/01/30 .................. 232 255,050
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.79%, 12/15/30
(a)
............... 100 109,313
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
7.05%, 06/01/31
(a)
............... 100 109,307
Melco Resorts Finance Ltd., 7.63%
,
04/17/32
(b)
USD 200 199,188
Stonegate Pub Co. Financing 2019 plc
(c)
(3-mo. EURIBOR + 0.00%), 10.27%,
07/31/29
(a)
.................... EUR 112 121,212
10.75%, 07/31/29 ................. GBP 143 183,834
Stonegate Pub Co. Financing plc, 8.00%
,
07/13/25
(c)
...................... 100 128,581
TUI AG
(c)
5.88%, 03/15/29 .................. EUR 179 194,102
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
1.95%, 07/26/31
(k)
................. EUR 100 $ 107,323
TVL Finance plc, 10.25%
,
04/28/28
(c)
...... GBP 131 173,391
3,939,892
Household Durables — 0.0%
(b)
Dream Finders Homes, Inc., 8.25%
,
08/15/28 . USD 58 60,169
LG Electronics, Inc., 5.63%
,
04/24/27 ...... 342 346,860
407,029
Independent Power and Renewable Electricity Producers — 0.0%
AES Andes SA
(b)
6.30%, 03/15/29 .................. 200 203,312
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(a)
.................... 215 218,225
421,537
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, 6.38%
,
12/15/30
(c)
.... EUR 302 341,728
Sisecam UK plc
(b)
8.25%, 05/02/29 .................. USD 275 280,242
8.63%, 05/02/32 .................. 232 236,524
858,494
Insurance — 0.2%
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(c)
..... EUR 368 394,285
AXA SA
(5-Year EURIBOR ICE Swap Rate + 3.84%),
6.38%
(a)(c)(j)
.................... 204 228,976
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
...... GBP 300 382,773
Intesa Sanpaolo Vita SpA , 2.38%
,
12/22/30
(c)
. EUR 250 238,705
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a)(c)(j)
......... USD 280 280,350
UnipolSai Assicurazioni SpA, 4.90%
,
05/23/34
(c)
EUR 300 329,914
1,855,003
IT Services — 0.1%
(c)
Atos SE
(d)(e)
0.00%, 11/06/24
(k)(m)
................ 100 8,117
1.75%, 05/07/25 .................. 100 8,174
2.50%, 11/07/28 .................. 100 6,182
1.00%, 11/12/29 .................. 200 16,296
Global Switch Finance BV, 1.38%
,
10/07/30 .. 279 273,217
United Group BV, 4.00%
,
11/15/27 ........ 133 140,672
452,658
Machinery — 0.2%
Alstom SA, (5-Year EURIBOR ICE Swap Rate +
2.93%), 5.87%
(a)(c)(j)
................ 100 112,968
Boels Topholding BV
(c)
6.25%, 02/15/29 .................. 170 190,721
5.75%, 05/15/30 .................. 200 219,590
IMA Industria Macchine Automatiche SpA ,
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.44%
,
04/15/29
(a)(c)
................ 382 417,889
Loxam SAS
(c)
6.38%, 05/15/28 .................. 150 169,277
6.38%, 05/31/29 .................. 302 341,147
Madison IAQ LLC, 5.88%
,
06/30/29
(b)
...... USD 105 98,301
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
8.91%, 07/15/29
(a)(c)
.............. EUR 225 245,089
OT Merger Corp., 7.88%
,
10/15/29
(b)
....... USD 94 40,958
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
EUR 187 197,232
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
. 150 158,602
2,191,774

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Marine Transportation — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(b)
......... USD 160 $ 164,698
Media — 0.4%
Altice Financing SA
2.25%, 01/15/25
(c)
................. EUR 100 105,795
5.00%, 01/15/28
(b)
................. USD 200 159,709
5.75%, 08/15/29
(b)
................. 300 227,690
Banijay Entertainment SAS, 7.00%
,
05/01/29
(c)
EUR 247 280,180
Pinewood Finco plc
6.00%, 03/27/30
(c)
................. GBP 415 531,070
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. USD 70 56,018
6.50%, 09/15/28 .................. 98 53,846
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a)(c)(j)
...................... EUR 355 365,949
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
276 297,203
Summer BidCo BV, 10.00%
,
(10.00% Cash or
10.75% PIK), 02/15/29
(c)(i)
............ 103 111,917
Sunrise FinCo . I BV, 4.88%
,
07/15/31
(b)
..... USD 400 363,912
Tele Columbus AG, 10.00%
,
(10.00% Cash or
10.00% PIK), 01/01/29
(a)(c)(i)
........... EUR 510 404,635
Telenet Finance Luxembourg Notes SARL,
5.50%
,
03/01/28
(b)
................. USD 200 190,680
United Group BV
(c)
3.13%, 02/15/26 .................. EUR 100 106,602
6.75%, 02/15/31 .................. 100 113,291
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.08%, 02/15/31
(a)
............... 100 108,631
Virgin Media Vendor Financing Notes III DAC,
4.88%
,
07/15/28
(c)
................. GBP 130 152,247
VZ Secured Financing BV, 3.50%
,
01/15/32
(c)
. EUR 100 97,132
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
152 147,284
Ziggo BV, 2.88%
,
01/15/30
(c)
............ 400 392,660
4,266,451
Metals & Mining — 0.1%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ....................... USD 200 177,200
Constellium SE, 5.38%
,
08/15/32
(c)
........ EUR 214 232,181
Eramet SA, 6.50%
,
11/30/29
(c)
........... 100 109,524
Eregli Demir ve Celik Fabrikalari TAS, 8.38%
,
07/23/29
(b)
...................... USD 200 201,380
POSCO, 5.63%
,
01/17/26
(b)
............. 200 201,312
Samarco Mineracao SA, 9.00%
,
(9.00 % Cash
or 9.00% PIK), 06/30/31
(c)(i)
........... 165 151,665
Vale Overseas Ltd., 6.40%
,
06/28/54 ...... 145 144,479
1,217,741
Multi-Utilities — 0.1%
(a)(c)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(j)
................... EUR 250 272,592
Centrica plc , (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%
,
05/21/55 ....................... GBP 200 261,198
Engie SA, (5-Year EUR Swap Annual + 1.94%),
4.75%
(j)
........................ EUR 100 109,021
642,811
Oil, Gas & Consumable Fuels — 0.3%
3R Lux SARL , 9.75%
,
02/05/31
(b)
......... USD 200 212,312
Cosan Luxembourg SA, 7.25%
,
06/27/31
(b)
.. 275 279,675
EIG Pearl Holdings SARL, 3.55%
,
08/31/36
(b)
. 311 266,974
Energean Israel Finance Ltd., 8.50%
,
09/30/33
(b)
(c)
............................ 180 170,743
Gran Tierra Energy, Inc., 9.50%
,
10/15/29
(b)
.. 243 230,485
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Greensaif Pipelines Bidco SARL
(b)
5.85%, 02/23/36 .................. USD 200 $ 200,610
6.10%, 08/23/42 .................. 200 199,750
Kosmos Energy Ltd., 7.50%
,
03/01/28
(c)
..... 200 192,062
Leviathan Bond Ltd., 6.75%
,
06/30/30
(b)(c)
.... 71 63,267
MC Brazil Downstream Trading SARL, 7.25%
,
06/30/31
(c)
...................... 187 172,888
Occidental Petroleum Corp., 6.63%
,
09/01/30 . 106 113,133
Pluspetrol Camisea SA, 6.24%
,
07/03/36
(b)
... 150 152,813
Raizen Fuels Finance SA, 6.45%
,
03/05/34
(b)
. 282 290,672
Repsol International Finance BV, (5-Year EUR
Swap Annual + 4.41%), 4.25%
(a)(c)(j)
...... EUR 100 107,578
SCC Power plc
(b)(i)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ..................... USD 412 170,143
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ..................... 224 32,360
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%
,
11/15/83
(a)(c)
..... EUR 350 414,772
3,270,237
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(c)
................. 100 104,438
4.88%, 02/04/28
(b)
................. USD 400 375,987
Fiber Bidco SpA
(c)
10.00%, 06/15/29 ................. EUR 100 104,048
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.69%, 01/15/30
(a)
............... 209 227,435
6.13%, 06/15/31 .................. 258 275,859
ProGroup AG
(c)
5.13%, 04/15/29 .................. 100 108,152
5.38%, 04/15/31 .................. 121 130,178
1,326,097
Passenger Airlines — 0.0%
Air France-KLM, 4.63%
,
05/23/29
(c)
........ 200 216,498
Personal Care Products — 0.0%
Duomo Bidco SpA , (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.80%
,
07/15/31
(a)(c)
..... 287 315,616
Pharmaceuticals — 0.3%
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50%,
03/25/82 ..................... 300 316,700
(5-Year EUR Swap Annual + 4.46%), 5.38%,
03/25/82 ..................... 200 208,874
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 .......... 200 221,963
(5-Year EUR Swap Annual + 3.90%), 7.00%,
09/25/83 ..................... 100 112,646
Cheplapharm Arzneimittel GmbH
(c)
4.38%, 01/15/28 .................. 100 104,042
7.50%, 05/15/30 .................. 240 269,669
Gruenenthal GmbH
(c)
4.13%, 05/15/28 .................. 152 160,801
6.75%, 05/15/30 .................. 100 114,010
Nidda Healthcare Holding GmbH, 7.00%
,
02/21/30
(c)
...................... 398 439,813
Organon & Co., 2.88%
,
04/30/28
(c)
........ 121 124,750
Rossini SARL
(c)
6.75%, 12/31/29 .................. 224 250,909
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
7.55%, 12/31/29
(a)
............... 317 347,276

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II
BV, 7.88%
,
09/15/31 ............... EUR 218 $ 275,449
2,946,902
Professional Services — 0.0%
La Financiere Atalian, 8.50%
,
(8.50% Cash or
5.00% PIK), 06/30/28
(c)(i)
............. 185 117,601
Real Estate Management & Development — 0.2%
ADLER Group SA, 21.00%
,
(21.00% Cash or
21.00% PIK), 07/31/25
(c)(i)
............ 100 127,071
ADLER Real Estate GmbH, 3.00%
,
04/27/26
(c)
300 298,717
Anywhere Real Estate Group LLC, 5.75%
,
01/15/29
(b)
...................... USD 4 2,750
Aroundtown SA, 0.38%
,
04/15/27
(c)
........ EUR 300 291,384
Balder Finland OYJ, 1.00%
,
01/20/29
(c)
..... 200 183,165
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%
,
10/15/24
(c)
................. 200 181,926
Fantasia Holdings Group Co. Ltd.
(c)(d)(e)
15.00%, 12/18/21 ................. USD 400 4,000
11.88%, 06/01/24 ................. 300 3,750
9.25%, 07/28/24 .................. 600 7,500
12.25%, 10/18/24 ................. 400 4,000
10.88%, 01/09/25 ................. 218 2,725
11.75%, 04/17/25 ................. 600 6,000
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.91%), 3.38%
(a)(c)(j)
.......... EUR 131 96,719
Heimstaden Bostad Treasury BV
(c)
1.38%, 03/03/27 .................. 300 290,314
1.00%, 04/13/28 .................. 100 91,739
JGC Ventures Pte. Ltd., 5.00%
,
(5.00% Cash or
5.00% PIK), 06/30/25
(c)(i)
............. USD 8 2,326
Modernland Overseas Pte. Ltd.
(c)
5.00%, (5.00% Cash or 3.00% PIK),
04/30/27
(d)(e)(i)
.................. 447 145,284
Series 2, 5.00%, 04/30/27 ............ 33 5,963
Sunac China Holdings Ltd.
(c)(i)
5.00%, (5.00% Cash or 6.00% PIK),
09/30/25 ..................... 18 1,890
6.25%, (6.25% Cash or 6.25% PIK),
09/30/26
(d)(e)
................... 18 1,607
5.50%, (5.50% Cash or 6.50% PIK),
09/30/27 ..................... 36 2,911
5.75%, (5.75% Cash or 6.75% PIK),
09/30/28 ..................... 54 3,986
6.00%, (6.00% Cash or 7.00% PIK),
09/30/29 ..................... 55 3,540
6.25%, (6.25% Cash or 7.25% PIK),
09/30/30 ..................... 26 1,481
1.00%, (1.00% Cash or 2.00% PIK),
09/30/32
(k)
.................... 22 1,245
1,761,993
Semiconductors & Semiconductor Equipment — 0.0%
ams-OSRAM AG
(c)
2.13%, 11/03/27
(k)
................. EUR 200 170,995
10.50%, 03/30/29 ................. 200 226,804
397,799
Software — 0.1%
Cloud Software Group, Inc., 9.00%
,
09/30/29
(b)
USD 100 99,441
Helios Software Holdings, Inc.
7.88%, 05/01/29
(c)
................. EUR 321 352,523
TeamSystem SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.19%
,
07/31/31
(a)(c)
..... 206 223,222
675,186
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
Afflelou SAS, 6.00%
,
07/25/29
(c)
.......... EUR 277 $ 304,321
CD&R Firefly Bidco plc, 8.63%
,
04/30/29
(c)
... GBP 235 305,512
Dufry One BV, 4.75%
,
04/18/31
(c)
......... EUR 256 279,048
Goldstory SAS, 6.75%
,
02/01/30
(c)
........ 222 240,560
Group 1 Automotive, Inc., 4.00%
,
08/15/28
(b)
. USD 18 16,780
White Cap Buyer LLC, 6.88%
,
10/15/28
(b)
... 47 46,530
1,192,751
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25%
(a)(c)(j)
.. EUR 200 211,852
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a)(c)(j)
................ USD 348 345,825
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.44%
,
04/22/30
(a)
...... EUR 317 346,247
Stena International SA, 7.25%
,
01/15/31
(b)
... USD 400 409,187
1,313,111
Wireless Telecommunication Services — 0.4%
CK Hutchison Group Telecom Finance SA,
2.63%
,
10/17/34
(c)
................. GBP 200 191,766
Kenbourne Invest SA, 6.88%
,
11/26/24
(b)(d)(e)
.. USD 421 241,023
Liberty Costa Rica Senior Secured Finance,
10.88%
,
01/15/31
(b)
................ 207 218,514
Millicom International Cellular SA, 7.38%
,
04/02/32
(b)
...................... 200 199,860
Odido Group Holding BV, 5.50%
,
01/15/30
(c)
.. EUR 101 102,481
SoftBank Group Corp.
(c)
4.00%, 09/19/29 .................. 531 539,390
3.88%, 07/06/32 .................. 400 386,904
Telefonica Europe BV
(a)(c)(j)
(8-Year EUR Swap Annual + 2.97%), 3.88% 200 214,556
(6-Year EUR Swap Annual + 4.32%), 7.13% 300 353,490
(7-Year EUR Swap Annual + 3.35%), 6.14% 400 457,354
(8-Year EUR Swap Annual + 3.62%), 6.75% 100 117,934
(EUAMDB08 + 3.12%), 5.75% ........ 300 334,334
Vmed O2 UK Financing I plc, 5.63%
,
04/15/32
(c)
200 213,939
Vodafone Group plc
(a)(c)
(5-Year EUR Swap Annual + 3.00%), 2.63%,
08/27/80 ..................... 200 209,467
Series 60NC10, (5-Year EUR Swap Annual +
3.48%), 3.00%, 08/27/80 .......... 500 495,256
(5-Year EUR Swap Annual + 3.49%), 6.50%,
08/30/84 ..................... 300 351,557
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00%,
08/30/86 ..................... GBP 100 139,273
4,767,098
Total Corporate Bonds — 8.0%
(Cost: $88,320,877) ............................... 86,947,124
Equity-Linked Notes
Aerospace & Defense — 0.3%
(b)(c)
Citigroup, Inc. ( General Electric Co.),
17.18%, 09/06/24 ................. USD 9 1,544,499
Royal Bank of Canada (RTX Corp.),
18.15%, 09/27/24 ................. 11 1,212,404
Societe Generale SA (L3Harris Technologies,
Inc.), 14.10%, 08/26/24 .............. 5 1,038,935
3,795,838

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
(b)(c)
Barclays Bank plc (BorgWarner, Inc.),
19.30%, 09/13/24 ................. USD 22 $ 775,457
BMO Capital Markets Corp. (Lear Corp.),
23.71%, 09/23/24 ................. 1 85,580
Goldman Sachs International ( Aptiv plc ),
28.96%, 09/12/24 ................. 4 292,075
1,153,112
Automobiles — 0.1%
(b)(c)
BMO Capital Markets Corp. (General Motors
Co.), 29.76%, 08/29/24 .............. 10 437,271
Royal Bank of Canada ( Harley-Davidson, Inc.),
21.79%, 09/09/24 ................. 13 472,464
909,735
Banks — 1.0%
Barclays Bank plc (First Horizon Corp.),
13.48%,  09/03/24
(b)(c)
............... 38 634,448
Barclays Bank plc (Wells Fargo & Co.),
15.90%, 08/29/24
(b)(c)
............... 10 619,099
BMO Capital Markets Corp. (Bank of America
Corp.), 13.00%, 08/29/24
(b)(c)
.......... 42 1,726,315
Goldman Sachs International (Citizens Financial
Group, Inc.), 18.90%, 08/22/24
(b)(c)
...... 7 244,733
JPMorgan Structured Products BV (Wells Fargo
& Co.)
20.10%, 08/01/24
(b)(c)
............... 23 1,347,408
16.13%, 10/03/24
(b)(c)
............... 23 1,358,014
Royal Bank of Canada (Citigroup, Inc.),
19.47%, 08/29/24
(b)(c)
............... 16 1,064,304
Royal Bank of Canada (Citizens Financial
Group, Inc.), 24.15%, 08/30/24
(b)(c)
...... 11 479,082
Royal Bank of Canada ( JPMorgan Chase &
Co.), 11.73%, 08/29/24
(b)(c)
............ 9 1,871,444
Societe Generale SA (Citigroup, Inc.),
22.97%, 09/17/24
(b)(c)
............... 14 891,898
Societe Generale SA (First Citizens
BancShares, Inc.), 19.93%, 09/17/24
(b)(c)
.. 1 1,141,881
11,378,626
Beverages — 0.2%
(b)(c)
BMO Capital Markets Corp. (Keurig Dr Pepper,
Inc.), 8.25%, 09/26/24 .............. 7 229,506
HSBC Bank plc (Diageo plc), 23.17%, 09/19/24 GBP 5 153,071
Royal Bank of Canada (Diageo plc),
9.30%, 08/01/24 .................. 64 1,985,203
2,367,780
Biotechnology — 0.3%
(b)(c)
JPMorgan Structured Products BV (AbbVie,
Inc.), 11.00%, 09/09/24 .............. USD 8 1,555,441
Wells Fargo & Co. (Amgen, Inc.),
11.77%, 08/01/24 ................. 5 1,433,660
2,989,101
Broadline Retail — 1.3%
BNP Paribas SA (Amazon.com, Inc.)
13.10%, 08/01/24
(b)(c)
............... 9 1,551,783
15.37%, 08/05/24
(b)(c)
............... 66 12,331,477
Toronto-Dominion Bank (The) (Alibaba Group
Holding Ltd.), 28.02%, 08/26/24
(b)(c)
...... 4 325,373
14,208,633
Building Products — 0.3%
(b)(c)
Barclays Bank plc (Johnson Controls
International plc), 14.88%, 09/13/24 ..... 11 772,018
HSBC Bank plc (Allegion plc), 25.43%, 08/29/24 2 273,366
Royal Bank of Canada (Johnson Controls
International plc), 24.43%, 08/15/24 ..... 6 432,865
Security
Par (000)
Par (000) Value
Building Products (continued)
Royal Bank of Canada (Masco Corp.),
18.17%, 09/09/24 ................. USD 6 $ 468,398
Societe Generale SA (Lennox International,
Inc.), 18.93%, 09/06/24 .............. 3 1,556,250
3,502,897
Capital Markets — 1.0%
(b)(c)
Barclays Bank plc (Blackstone, Inc.),
19.58%, 09/03/24 ................. 14 1,900,799
Barclays Bank plc (CME Group, Inc.),
5.84%, 09/06/24 .................. 3 602,032
Barclays Bank plc (Interactive Brokers Group,
Inc.), 13.99%, 08/30/24 .............. 4 458,215
Barclays Bank plc (Intercontinental Exchange,
Inc.), 8.29%, 08/01/24 .............. 3 489,053
BMO Capital Markets Corp. (Goldman Sachs
Group, Inc. (The)), 13.20%, 08/29/24 .... 2 1,094,784
Citigroup, Inc. (Ameriprise Financial, Inc.),
11.48%, 09/09/24 ................. 3 1,472,415
HSBC Bank plc ( Raymond James Financial,
Inc.), 21.81%, 08/01/24 .............. 2 265,649
Mizuho Markets Cayman LP (Raymond James
Financial, Inc.), 11.30%, 09/09/24 ....... 13 1,535,803
Royal Bank of Canada (Nasdaq, Inc.),
9.01%, 09/09/24 .................. 11 773,527
Royal Bank of Canada (S&P Global, Inc.),
11.76%, 09/12/24 ................. 2 1,079,134
Wells Fargo & Co. (Morgan Stanley),
17.96%, 08/29/24 ................. 7 752,758
10,424,169
Chemicals — 0.7%
Barclays Bank plc (Air Products and Chemicals,
Inc.), 18.83%, 09/26/24
(b)(c)
........... 1 340,699
Citigroup, Inc. (FMC Corp.), 34.85%,  08/05/24
(b)
(c)
............................ 8 485,696
Citigroup, Inc. (International Flavors &
Fragrances, Inc.), 14.49%, 08/07/24
(b)(c)
... 8 785,959
Citigroup, Inc. (Scotts Miracle-Gro Co. (The)),
31.70%, 09/13/24
(b)(c)
............... 8 634,942
HSBC Bank plc ( Sherwin-Williams Co. (The)),
10.74%, 09/05/24
(b)(c)
............... 4 1,242,254
Mizuho Markets Cayman LP (International
Flavors & Fragrances, Inc.),
26.72%, 08/15/24
(b)(c)
............... 5 464,314
Societe Generale SA (DuPont de Nemours,
Inc.), 9.89%, 09/13/24 .............. 9 723,581
Wells Fargo & Co. ( Corteva , Inc.),
47.98%, 08/01/24
(b)(c)
............... 23 1,267,687
Wells Fargo & Co. (Ecolab, Inc.),
7.95%, 08/01/24
(b)(c)
................ 6 1,467,794
7,412,926
Commercial Services & Supplies — 0.1%
Barclays Bank plc (Cintas Corp.),
11.01%, 09/03/24
(b)(c)
............... 2 1,233,329
Communications Equipment — 0.3%
(b)(c)
Citigroup, Inc. (Arista Networks, Inc.),
24.92%, 09/13/24 ................. 7 2,344,411
Mizuho Markets Cayman LP (Cisco Systems,
Inc.), 16.56%, 09/23/24 .............. 13 620,662
2,965,073
Consumer Finance — 0.4%
(b)(c)
Barclays Bank plc (Ally Financial, Inc.),
19.29%, 09/03/24 ................. 15 639,142
Societe Generale SA (Capital One Financial
Corp.), 17.86%, 09/06/24 ............ 6 936,937

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Toronto-Dominion Bank (The) (American
Express Co.), 11.25%, 09/04/24 ........ USD 10 $ 2,392,2 17
3,968,296
Consumer Staples Distribution & Retail — 0.8%
(b)(c)
Barclays Bank plc (Sprouts Farmers Market,
Inc.), 18.09%, 09/13/24 .............. 6 623,433
BNP Paribas SA (Walmart, Inc.),
7.57%, 08/15/24 .................. 10 635,719
HSBC Bank plc (Dollar Tree, Inc.),
25.20%, 09/23/24 ................. 3 271,308
JPMorgan Structured Products BV (Target
Corp.), 10.37%, 08/16/24 ............ 9 1,264,096
Mizuho Markets Cayman LP (Dollar General
Corp.), 20.25%, 09/27/24 ............ 3 397,554
Royal Bank of Canada (Walmart, Inc.),
4.67%, 08/15/25 .................. 40 2,746,602
Societe Generale SA (Sysco Corp.),
10.43%, 09/12/24 ................. 10 775,131
Wells Fargo & Co. (Costco Wholesale Corp.),
10.38%, 09/26/24 ................. 1 1,199,437
Wells Fargo & Co. (Sysco Corp.),
10.44%, 08/01/24 ................. 11 799,517
8,712,797
Containers & Packaging — 0.2%
(b)(c)
Barclays Bank plc (Sealed Air Corp.),
28.93%, 08/01/24 ................. 17 623,456
Citigroup, Inc. ( Crown Holdings, Inc.),
18.19%, 09/05/24 ................. 7 635,467
JPMorgan Structured Products BV (Sealed Air
Corp.), 21.47%, 10/03/24 ............ 17 627,409
Societe Generale SA (Graphic Packaging
Holding Co.), 10.22%, 09/12/24 ........ 21 629,021
2,515,353
Diversified Telecommunication Services — 0.3%
(b)(c)
Barclays Bank plc (Verizon Communications,
Inc.), 30.36%, 08/01/24 .............. 15 592,583
BMO Capital Markets Corp. (TELUS Corp.),
21.21%, 08/22/24 ................. 20 366,692
Citigroup, Inc. (TELUS Corp.),
12.93%, 09/06/24 ................. 81 1,553,892
JPMorgan Structured Products BV (Verizon
Communications, Inc.), 10.59%, 10/03/24 . 15 603,988
3,117,155
Electric Utilities — 0.3%
(b)(c)
Citigroup, Inc. (Edison International),
18.32%, 09/17/24 ................. 3 249,128
Goldman Sachs International (Exelon Corp.),
19.13%, 08/22/24 ................. 11 392,058
Royal Bank of Canada (American Electric
Power Co., Inc.), 17.15%, 09/23/24 ...... 5 430,032
Societe Generale SA ( NextEra Energy, Inc.),
22.28%, 09/06/24 ................. 21 1,565,701
Societe Generale SA (PG&E Corp.),
15.13%, 08/26/24 ................. 21 372,455
3,009,374
Electrical Equipment — 0.2%
(b)(c)
Barclays Bank plc (Eaton Corp. plc),
16.81%, 08/01/24 ................. 6 1,660,324
Citigroup, Inc. (Schneider Electric SE),
22.47%, 09/17/24 ................. 13 519,623
Royal Bank of Canada (Sensata Technologies
Holding plc), 24.82%, 09/23/24 ........ 9 367,964
2,547,911
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.2%
(b)(c)
Citigroup, Inc. (Flex Ltd.), 20.98%, 09/06/24 .. USD 48 $ 1,535,623
Societe Generale SA (Zebra Technologies
Corp.), 29.82%, 08/15/24 ............ 1 247,576
1,783,199
Energy Equipment & Services — 0.2%
(b)(c)
Barclays Bank plc (Schlumberger NV),
17.01%, 09/04/24 ................. 25 1,208,099
Societe Generale SA (Baker Hughes Co.),
16.46%, 09/10/24 ................. 16 630,032
Societe Generale SA (Schlumberger NV),
15.60%,  10/22/24 ................. 6 305,593
2,143,724
Entertainment — 0.6%
Barclays Bank plc (Netflix, Inc.),
15.86%, 09/04/24
(b)(c)
............... 7 4,630,007
BMO Capital Markets Corp. (Electronic Arts,
Inc.), 16.30%, 09/26/24
(b)(c)
........... 4 598,771
Societe Generale SA (Electronic Arts, Inc.),
12.36%, 09/13/24 ................. 10 1,520,824
6,749,602
Financial Services — 1.0%
(b)(c)
Barclays Bank plc (Fidelity National Information
Services, Inc.), 13.89%, 08/05/24 ....... 22 1,677,601
Barclays Bank plc (Mastercard, Inc.),
8.65%, 09/13/24 .................. 5 2,460,498
BMO Capital Markets Corp. (Fidelity National
Information Services, Inc.), 21.40%, 09/26/24 11 847,275
BMO Capital Markets Corp. (Visa, Inc.),
14.30%, 08/26/24 ................. 2 454,040
BMO Capital Markets Corp. (Voya Financial,
Inc.), 16.99%, 09/26/24 .............. 6 455,977
BNP Paribas SA (PayPal Holdings, Inc.),
19.96%, 08/05/24 ................. 24 1,564,146
BNP Paribas SA (Rocket Cos, Inc.),
24.88%, 08/08/24 ................. GBP 5 286,004
Citigroup, Inc. (PayPal Holdings, Inc.),
22.74%, 09/12/24 ................. USD 29 1,881,980
Societe Generale SA ( Fiserv , Inc.),
8.57%, 09/06/24 .................. 10 1,567,212
11,194,733
Food Products — 0.6%
Barclays Bank plc (General Mills, Inc.),
10.79%, 09/20/24
(b)(c)
............... 14 932,526
Barclays Bank plc ( Mondelez International,
Inc.), 8.55%, 09/13/24
(b)(c)
............ 18 1,240,817
Mizuho Markets Cayman LP (Kraft Heinz Co.
(The)), 14.37%, 08/26/24
(b)(c)
.......... 29 957,576
Nomura Holdings, Inc. (Post Holdings, Inc.),
8.41%, 08/01/24
(b)(c)
................ 9 953,862
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 19.31%, 09/12/24
(b)(c)
........... 12 767,192
Royal Bank of Canada (Conagra Brands, Inc.),
12.14%, 08/09/24
(b)(c)
............... 35 1,061,255
Societe Generale SA (Kraft Heinz Co. (The)),
15.98%, 09/13/24 ................. 22 786,065
6,699,293
Ground Transportation — 0.1%
(b)(c)
Citigroup, Inc. (Uber Technologies, Inc.),
21.31%, 08/01/24 ................. 4 276,803
Royal Bank of Canada (Lyft, Inc.),
37.59%, 08/08/24 ................. 22 269,209

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Societe Generale SA (Old Dominion Freight
Line, Inc.), 22.14%, 09/06/24 .......... USD 3 $ 632,995
1,179,007
Health Care Equipment & Supplies — 0.8%
(b)(c)
Barclays Bank plc (Boston Scientific Corp.),
7.75%, 09/06/24 .................. 26 1,916,596
Barclays Bank plc ( Stryker Corp.),
10.36%, 09/13/24 ................. 5 1,560,196
Citigroup, Inc. (GE HealthCare Technologies,
Inc.), 9.92%, 09/13/24 .............. 9 772,408
HSBC Bank plc (Koninklijke Philips NV),
23.79%, 09/19/24 ................. EUR 15 395,382
Royal Bank of Canada (Baxter International,
Inc.), 26.78%, 09/12/24 .............. USD 23 821,497
Royal Bank of Canada (Medtronic plc),
20.45%, 08/29/24 ................. 9 670,086
Royal Bank of Canada (Zimmer Biomet
Holdings, Inc.), 21.55%, 08/07/24 ....... 12 1,249,771
Wells Fargo & Co. (Becton Dickinson & Co.),
16.77%, 08/01/24 ................. 5 1,266,864
8,652,800
Health Care Providers & Services — 2.2%
Barclays Bank plc (Humana, Inc.),
17.70%, 08/01/24
(b)(c)
............... 1 487,719
Barclays Bank plc (McKesson Corp.),
7.73%, 08/05/24
(b)(c)
................ 3 2,043,679
Citigroup, Inc. (HCA Healthcare, Inc.),
14.59%,  09/05/24
(b)(c)
............... 4 1,267,076
Goldman Sachs International (Cardinal Health,
Inc.), 16.34%, 09/12/24
(b)(c)
........... 10 1,003,066
Goldman Sachs International (Cigna Group
(The)), 18.34%, 08/22/24
(b)(c)
.......... 2 510,259
Goldman Sachs International (Humana, Inc.),
20.45%, 08/22/24
(b)(c)
............... 1 393,279
HSBC Bank plc (CVS Health Corp.),
18.76%, 10/03/24
(b)(c)
............... 15 973,961
JPMorgan Structured Products BV (CVS Health
Corp.), 23.47%, 08/01/24
(b)(c)
.......... 14 858,380
Mizuho Markets Cayman LP (Labcorp Holdings,
Inc.), 19.67%, 08/22/24
(b)(c)
........... 3 524,014
Mizuho Markets Cayman LP (Molina
Healthcare, Inc.), 19.60%, 09/09/24
(b)(c)
... 4 1,255,037
Royal Bank of Canada (Elevance Health, Inc.)
21.90%, 08/29/24
(b)(c)
............... 1 319,762
10.70%, 08/30/24
(b)(c)
............... 9 4,755,316
Royal Bank of Canada (McKesson Corp.),
9.35%, 08/01/24
(b)(c)
................ 1 791,153
Royal Bank of Canada ( UnitedHealth Group,
Inc.), 10.63%, 08/29/24
(b)(c)
........... 6 3,179,955
Societe Generale SA (Centene Corp.),
11.83%, 09/10/24
(b)(c)
............... 17 1,263,523
Societe Generale SA ( Tenet Healthcare Corp.),
17.11%, 09/06/24
(b)(c)
............... 11 1,572,194
Wells Fargo & Co. (Cardinal Health, Inc.),
21.14%, 08/15/24
(b)(c)
............... 13 1,272,423
Wells Fargo & Co. (Cigna Group (The)),
21.82%, 08/01/24
(b)(c)
............... 6 1,897,128
24,367,924
Health Care REITs — 0.1%
Royal Bank of Canada (Welltower, Inc.),
12.76%, 09/12/24
(b)(c)
............... 7 768,534
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 1.4%
Barclays Bank plc (Booking Holdings, Inc.),
12.32%, 08/05/24
(b)(c)
............... USD 1 $ 2,606,440
Barclays Bank plc (Compass Group plc),
11.50%,  08/06/24
(b)(c)
............... GBP 27 822,181
Barclays Bank plc (InterContinental Hotels
Group plc), 10.40%, 08/06/24
(b)(c)
....... 8 795,581
Citigroup, Inc. (Wingstop, Inc.),
33.88%, 09/13/24
(b)(c)
............... USD 2 621,850
JPMorgan Structured Products BV (Marriott
International, Inc.), 11.74%, 08/01/24
(b)(c)
.. 8 2,021,223
Mizuho Markets Cayman LP (MGM Resorts
International), 16.81%, 08/02/24
(b)(c)
..... 20 816,572
Royal Bank of Canada (Boyd Gaming Corp.),
13.39%,  09/10/24
(b)(c)
............... 10 608,624
Royal Bank of Canada (Wynn Resorts Ltd.)
17.35%, 08/07/24
(b)(c)
............... 5 398,419
17.59%, 08/09/24
(b)(c)
............... 20 1,702,868
Societe Generale SA ( Aramark ),
13.04%, 08/08/24
(b)(c)
............... 28 953,133
Societe Generale SA (McDonald's Corp.),
14.92%, 09/11/24
(b)(c)
............... 5 1,403,149
Societe Generale SA (Starbucks Corp.),
17.37%, 09/13/24 ................. 29 2,237,038
14,987,078
Household Durables — 0.2%
(b)(c)
Barclays Bank plc (Sony Group Corp.),
17.23%, 08/01/24 ................. 5 459,456
Mizuho Markets Cayman LP ( Sony Group
Corp.), 18.15%, 10/03/24 ............ 5 478,093
Royal Bank of Canada (Newell Brands, Inc.),
43.88%, 09/12/24 ................. 20 132,008
Societe Generale SA (Mohawk Industries, Inc.),
18.91%, 09/11/24 ................. 6 918,413
1,987,970
Household Products — 0.0%
HSBC Bank plc (Henkel AG & Co. KGaA ),
11.91%, 09/19/24
(b)(c)
............... EUR 2 189,987
Industrial Conglomerates — 0.1%
(b)(c)
Barclays Bank plc (Siemens AG),
20.29%, 08/08/24 ................. 1 146,428
Societe Generale SA (3M Co.),
17.08%,  09/10/24 ................. USD 9 1,115,564
1,261,992
Insurance — 0.4%
(b)(c)
BMO Capital Markets Corp. ( Marsh &
McLennan Cos., Inc.), 8.31%, 09/03/24 ... 6 1,255,326
BNP Paribas SA (American International Group,
Inc.), 17.76%, 09/27/24 .............. 12 898,431
BNP Paribas SA (Fidelity National Financial,
Inc.), 18.99%, 09/27/24 .............. 15 807,944
BNP Paribas SA (Prudential Financial, Inc.),
27.23%, 09/06/24 ................. GBP 51 458,539
JPMorgan Structured Products BV (Prudential
Financial, Inc.), 18.37%, 08/30/24 ....... 75 688,430
Societe Generale SA (Willis Towers Watson
plc), 17.28%, 08/26/24 .............. USD 2 511,817
4,620,487
Interactive Media & Services — 0.7%
Barclays Bank plc (Alphabet, Inc.),
15.19%, 09/06/24
(b)(c)
............... 36 6,126,698
Royal Bank of Canada (Pinterest, Inc.),
26.97%, 08/01/24
(b)(c)
............... 37 1,398,115

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Societe Generale SA (Match Group, Inc.),
24.44%, 09/13/24 ................. 16 $ 595,167
8,119,980
IT Services — 0.3%
(b)(c)
HSBC Bank plc (Cognizant Technology
Solutions Corp.), 20.10%, 09/23/24 ...... USD 11 792,389
Royal Bank of Canada ( International Business
Machines Corp.), 16.01%, 09/09/24 ..... 8 1,525,712
Wells Fargo & Co. (Cognizant Technology
Solutions Corp.), 21.62%, 08/05/24 ...... 17 1,263,465
3,581,566
Leisure Products — 0.1%
(b)(c)
Goldman Sachs International (Hasbro, Inc.),
18.95%, 09/26/24 ................. 7 410,324
Royal Bank of Canada (Hasbro, Inc.),
24.21%,  09/09/24 ................. 8 477,859
888,183
Life Sciences Tools & Services — 0.4%
(b)(c)
HSBC Bank plc (Danaher Corp.),
10.41%, 09/05/24 ................. 9 2,356,304
Societe Generale SA (Fortrea Holdings, Inc.),
42.39%, 08/15/24 ................. 8 188,367
Societe Generale SA ( Thermo Fisher Scientific,
Inc.), 8.94%, 09/06/24 .............. 3 1,936,862
4,481,533
Machinery — 0.5%
Citigroup, Inc. (Caterpillar, Inc.),
10.42%, 08/01/24
(b)(c)
............... 7 2,496,646
Royal Bank of Canada (Dover Corp.),
11.73%, 09/09/24
(b)(c)
............... 2 454,622
Royal Bank of Canada (Stanley Black & Decker,
Inc.)
27.47%, 09/12/24
(b)(c)
............... 6 624,295
28.21%, 09/23/24
(b)(c)
............... 2 147,557
Societe Generale SA ( Westinghouse Air Brake
Technologies Corp.), 10.94%, 09/06/24
(b)(c)
. 8 1,253,843
4,976,963
Media — 0.2%
(b)(c)
BMO Capital Markets Corp. (Fox Corp.),
19.05%, 09/26/24 ................. 11 403,988
JPMorgan Structured Products BV (WPP plc),
23.65%, 09/06/24 ................. GBP 39 373,310
Societe Generale SA (Charter Communications,
Inc.), 24.75%, 09/10/24 .............. USD 2 786,579
Societe Generale SA (Comcast Corp.),
23.78%, 09/17/24 ................. 24 966,995
2,530,872
Metals & Mining — 0.2%
(b)(c)
Barclays Bank plc (ArcelorMittal SA),
14.06%, 08/01/24 ................. EUR 18 396,823
Citigroup, Inc. (Nucor Corp.), 15.26%, 09/05/24 USD 4 619,926
HSBC Bank plc (Cleveland-Cliffs, Inc.),
26.78%, 09/05/24 ................. 39 605,948
1,622,697
Multi-Utilities — 0.1%
Mizuho Markets Cayman LP (Sempra),
17.15%, 09/27/24
(b)(c)
............... 7 556,473
Oil, Gas & Consumable Fuels — 0.6%
(b)(c)
Barclays Bank plc (Kinder Morgan, Inc.),
17.86%, 09/03/24 ................. 29 619,093
Barclays Bank plc (Shell plc), 8.77%, 08/01/24 GBP 39 1,400,815
BNP Paribas SA (BP plc ), 23.89%, 09/06/24 .. 195 1,141,929
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
BNP Paribas SA (Shell plc ), 16.96%, 08/08/24 GBP 32 $ 1,121,227
HSBC Bank plc (Hess Corp.), 23.88%, 08/29/24 USD 2 239,848
JPMorgan Structured Products BV (Valero
Energy Corp.), 24.37%, 09/09/24 ....... 3 470,085
Royal Bank of Canada (Chevron Corp.),
18.36%, 09/27/24 ................. 1 188,848
Royal Bank of Canada (Kosmos Energy Ltd.),
23.02%, 09/27/24 ................. 59 327 ,443
Societe Generale SA (Phillips 66),
20.52%, 09/12/24 ................. 4 616,499
Wells Fargo & Co. (Occidental Petroleum
Corp.), 13.30%, 08/05/24 ............ 5 300,675
6,426,462
Passenger Airlines — 0.0%
Barclays Bank plc (United Airlines Holdings,
Inc.), 22.63%, 09/03/24
(b)(c)
........... 10 451,243
Pharmaceuticals — 1.0%
(b)(c)
Barclays Bank plc (AstraZeneca plc),
21.00%, 08/08/24 ................. GBP 2 269,941
Barclays Bank plc ( Bristol-Myers Squibb Co.),
15.33%, 09/10/24 ................. USD 31 1,481,866
Barclays Bank plc (Johnson & Johnson),
13.19%, 08/30/24 ................. 10 1,561,710
Barclays Bank plc (Sanofi SA),
21.82%, 09/06/24 ................. EUR 10 989,366
Citigroup, Inc. ( Elanco Animal Health, Inc.),
21.62%, 08/07/24 ................. USD 43 556,736
Citigroup, Inc. (Eli Lilly & Co.),
23.73%, 09/17/24 ................. —
(n)
330,862
JPMorgan Structured Products BV (Bayer AG),
25.32%, 09/19/24 ................. EUR 14 413,166
Royal Bank of Canada (Bristol-Myers Squibb
Co.), 33.93%, 08/15/24 .............. USD 5 193,527
Wells Fargo & Co. (Eli Lilly & Co.),
15.49%, 08/08/24 ................. 4 3,565,037
Wells Fargo & Co. (Zoetis, Inc.),
25.18%, 08/07/24 ................. 7 1,230,658
10,592,869
Professional Services — 0.4%
(b)(c)
Barclays Bank plc (Dayforce, Inc.),
27.44%, 09/13/24 ................. 10 633,579
Barclays Bank plc (Leidos Holdings, Inc.),
16.99%, 09/26/24 ................. 5 779,762
Barclays Bank plc (SS&C Technologies
Holdings, Inc.), 15.01%, 09/26/24 ....... 16 1,100,352
BMO Capital Markets Corp. ( Dun & Bradstreet
Holdings, Inc.), 19.40%, 08/26/24 ....... 57 532,682
Mizuho Markets Cayman LP (TransUnion),
23.50%, 09/09/24 ................. 9 793,225
3,839,600
Semiconductors & Semiconductor Equipment — 1.2%
(b)(c)
Barclays Bank plc (QUALCOMM, Inc.),
35.46%, 08/01/24 ................. 7 1,236,850
BNP Paribas SA (Applied Materials, Inc.),
19.44%, 08/15/24 ................. 8 1,801,098
Citigroup, Inc. (Advanced Micro Devices, Inc.),
29.39%, 09/13/24 ................. 16 2,307,985
JPMorgan Structured Products BV (Texas
Instruments, Inc.), 24.45%, 08/15/24 ..... 1 220,281
Nomura Holdings, Inc. (NVIDIA Corp.),
39.84%,  08/23/24 ................. 47 5,579,436
Societe Generale SA (Advanced Micro Devices,
Inc.), 32.17%, 08/01/24 .............. 11 1,521,670
12,667,320

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 2.4%
(b)(c)
Barclays Bank plc (Microsoft Corp.),
12.57%, 09/13/24 ................. USD 37 $ 15,513,572
BMO Capital Markets Corp. (Salesforce, Inc.),
15.15%, 08/30/24 ................. 7 1,839,355
Citigroup, Inc. (Cadence Design Systems, Inc.),
17.55%, 09/05/24 ................. 5 1,321,983
Citigroup, Inc. (Envestnet, Inc.),
26.07%, 08/05/24 ................. 10 608,371
Citigroup, Inc. (Microsoft Corp.),
20.68%, 09/17/24 ................. 1 382,471
Mizuho Markets Cayman LP (Synopsys, Inc.),
16.22%, 08/16/24 ................. 1 695,897
Royal Bank of Canada (Atlassian Corp.),
23.13%, 08/01/24 ................. 6 1,045,264
Royal Bank of Canada (Box, Inc.),
11.00%, 08/29/24 ................. 30 797,044
Royal Bank of Canada (ServiceNow, Inc.),
20.39%, 09/09/24 ................. 3 2,550,320
Royal Bank of Canada (Zscaler, Inc.),
26.85%, 09/06/24 ................. 6 1,098,627
25,852,904
Specialized REITs — 0.1%
(b)(c)
HSBC Bank plc (Crown Castle, Inc.),
22.08%, 08/29/24 ................. 7 687,482
Royal Bank of Canada ( American Tower Corp.),
12.37%, 09/12/24 ................. 4 773,765
1,461,247
Specialty Retail — 0.9%
(b)(c)
Barclays Bank plc ( Abercrombie & Fitch Co.),
44.40%, 08/23/24 ................. 4 550,715
Barclays Bank plc (Gap, Inc. (The)),
39.98%, 08/23/24 ................. 20 467,649
Barclays Bank plc (Tractor Supply Co.),
10.43%, 08/06/24 ................. GBP 199 818,232
BMO Capital Markets Corp. (Best Buy Co.,
Inc.), 15.39%, 08/29/24 .............. USD 9 759,667
BMO Capital Markets Corp. (TJX Cos, Inc.
(The)), 12.07%, 08/21/24 ............ 14 1,526,087
BMO Capital Markets Corp. (Williams-Sonoma,
Inc.), 27.30%, 08/23/24 .............. 4 632,252
JPMorgan Structured Products BV (Burlington
Stores, Inc.), 15.40%, 08/23/24 ........ 3 769,773
Mizuho Markets Cayman LP (O'Reilly
Automotive, Inc.), 12.60%, 09/09/24 ..... 1 1,229,702
Royal Bank of Canada ( Dick's Sporting Goods,
Inc.), 26.16%, 08/23/24 .............. 4 764,595
Royal Bank of Canada (Ross Stores, Inc.),
9.77%, 08/16/24 .................. 5 722,095
Royal Bank of Canada (Tractor Supply Co.),
16.75%, 09/09/24 ................. 2 465,676
Wells Fargo & Co. (Ulta Beauty, Inc.),
15.48%, 08/29/24 ................. 3 1,148,439
9,854,882
Technology Hardware, Storage & Peripherals — 1.5%
(b)(c)
BMO Capital Markets Corp. (HP, Inc.),
18.08%, 08/22/24 ................. 14 490,633
Royal Bank of Canada (HP, Inc.),
14.41%, 08/29/24 ................. 21 753,459
Societe Generale SA ( Seagate Technology
Holdings plc), 22.68%, 09/06/24 ........ 11 1,152,232
Wells Fargo & Co. (Apple, Inc.),
11.53%, 08/01/24 ................. 63 13,873,294
16,269,618
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.2%
(b)(c)
Barclays Bank plc (Tapestry, Inc.),
24.17%, 09/26/24 ................. USD 6 $ 239,109
BMO Capital Markets Corp. (Ralph Lauren
Corp.), 18.24%, 08/07/24 ............ 4 626,544
Royal Bank of Canada (NIKE, Inc.),
17.74%, 08/29/24 ................. 3 194,975
Societe Generale SA (Deckers Outdoor Corp.),
16.60%, 09/11/24 ................. 2 1,391,848
2,452,476
Tobacco — 0.3%
(b)(c)
HSBC Bank plc (Philip Morris International,
Inc.), 9.77%, 09/05/24 .............. 24 2,685,855
JPMorgan Structured Products BV (British
American Tobacco plc), 13.65%, 09/19/24 . GBP 27 874,494
3,560,349
Trading Companies & Distributors — 0.1%
Nomura Holdings, Inc. (WW Grainger, Inc.),
10.57%, 08/01/24
(b)(c)
............... USD 1 625,161
Transportation Infrastructure — 0.1%
Barclays Bank plc ( Aeroports de Paris SA),
7.54%, 09/13/24
(b)(c)
................ 5 1,233,838
Wireless Telecommunication Services — 0.2%
JPMorgan Structured Products BV (Vodafone
Group plc), 27.69%, 09/06/24
(b)(c)
....... GBP 504 463,335
Societe Generale SA ( T-Mobile US, Inc.),
10.87%, 09/13/24 ................. 7 1,264,990
1,728,325
Total Equity-Linked Notes — 27.3%
(Cost: $298,539,092) .............................. 296,572,996
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., Term Loan, 7.63%
,
 05/01/31 ... USD 113 112,152
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26 .................. 113 114,127
Clear Channel International BV, Term Loan,
7.50%
,
 04/01/27 .................. 90 87,862
201,989
Total Fixed Rate Loan Interests — 0.0%
(Cost: $314,561) ................................. 314,141
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.00%), 9.35%
,
 02/15/29 . 222 222,765
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
 05/25/28 ............ 637 465,910
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
 05/25/28 ............ 121 88,124
Bleriot US Bidco, Inc., Term Loan, (3-m o.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 10/30/28 .................. 186 187,144
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.25%
,
 08/03/29 ....... 135 130,851

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 08/24/28 ............ USD 661 $ 663,551
Dynasty Acquisition Co., Inc., Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 08/24/28 ............ 255 255,848
Ovation Parent, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.84%
,
 04/21/31 .................. 171 171,855
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
 02/01/28 .................. 432 431,878
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
 02/01/29 ................. 145 145,266
Setanta Aircraft Leasing DAC, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
 11/05/28 ............. 80 80,378
TransDigm, Inc., Term Loan J, (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 02/28/31 .................. 433 434,514
TransDigm, Inc., Term Loan K, (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 03/22/30 .................. 347 348,152
3,626,236
Automobile Components — 0.1%
(a)
Champions Holdco, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.08%
,
 02/23/29 ................. 486 481,344
Clarios Global LP, First Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 05/06/30 .................. 532 533,085
Gates Corp., Term Loan B5, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
 06/04/31 .................. 186 186,231
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
 11/17/28 ................. 232 220,277
1,420,937
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
 07/02/31
(a)
........... 238 238,741
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
 01/24/29 .................. 679 602,942
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
 01/24/30 ................. 336 250,454
853,396
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.71%
,
 11/24/28 ... 139 138,579
StubHub Holdco Sub LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.09%
,
 03/15/30 ................. 784 782,891
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.35%
,
 12/21/27 .................. USD 78 $ 59,218
980,688
Building Products — 0.2%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.59%
,
 05/13/29 . 66 66,715
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 11/03/28 .................. 115 114,748
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
 04/12/28 ............ 42 40,146
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
4.25%
,
 11/23/27 .................. 169 161,631
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
 10/02/28 ............ 97 96,891
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.94%
,
 04/28/29 .................. 149 149,148
Wilsonart LL C, Term Loan B, 07/25/31
(f)(o)
.... 488 480,680
Wilsonart LLC, Term Loan E, (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.69%
,
 12/31/26 .................. 476 476,211
1,586,170
Capital Markets — 0.3%
(a)
Aretec Group, Inc., Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 08/09/30 .................. 129 127,007
Ascensus Group Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.96%
,
 08/02/28 ....... 448 447,698
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B6, (3-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
 12 /20/29 .................. 315 315,651
Azalea TopCo, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
 04/30/31 .................. 111 110,827
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%, 10/22/26 .......... 216 216,212
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09%, 10/22/27 .......... 180 180,128
Edelman Financial Engines Center, LLC, Term
Loan, (1-mo. CME Term SOFR + 3.25%),
8.59%
,
 04/07/28 .................. 81 81,036
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.84%
,
 06/30/28 ............ 317 316,791
Focus Financial Partners LLC, Term Loan B7,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09%
,
 06/30/28 ............ 133 133,084
Grant Thornton Advisors LLC, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.60%
,
 06/02/31 ............ 68 68,122
ION Trading Finance Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.35%
,
 04/01/28 .................. 86 85,425

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Learning Care Group (US) No. 2 Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.26%
,
 08/11/28 ....... USD 24 $ 23,933
NGP XI Midstream Holdings LLC, Term
Loan, (3-mo. CME Term SOFR + 4.00%),
9.29%
,
 07/25/31
(f)
................. 28 27,895
Osaic Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 08/17/28 .................. 468 460,691
OVG Business Services LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.34%
,
 06/25/31 ............ 118 117,927
2,712,427
Chemicals — 0.4%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
 09/30/28 .................. 157 156,901
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.44%
,
 11/24/27 ....... 67 67,134
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
 08/27/26 .. 58 58,034
Chemours Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 08/18/28 .................. 121 120,833
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.35%
,
 12/29/27 ............ 41 33,952
Derby Buyer LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 11/01/30 .................. 417 418,064
Discovery Purchaser Corp., 1st Lien Term Loan,
10/04/29
(o)
...................... 25 24,948
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.50%
,
 06/12/31 ............ 262 262,151
Element Solutions, Inc., Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 12/18/30 .................. 344 344,614
HB Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
 02/15/30 .................. 161 161,343
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.36%
,
 07/03/28 ............ 128 123,382
Ineos US Finance LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 02/18/30 .................. 53 52,340
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 10/15/28 .................. 300 300,877
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.84%
,
 03/29/28 ....... 392 391,090
Nouryo n Finance BV, Term Loan B1, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
 04/03/28 .................. 263 264,530
Olympus Water US Holding Corp., Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
 06/20/31 ............ 268 269,013
Security
Par (000)
Par (000) Value
Chemicals (continued)
OQ Chemicals International Holding GmbH,
Term Loan B, (1-mo. CME Term SOFR at
3.00% Floor + 8.00%), 13.35%
,
 06/22/25
(f)
. USD 32 $ 30,811
OQ Chemicals International Holding GmbH,
Term Loan B2, (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.92%
,
 10/14/24 .. 158 139,576
Potters Industries LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.09%
,
 12/14/27 .................. 67 67,146
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.76%
,
 03/16/27 ........... 59 59,514
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
 08/02/30 ............ 298 298,155
WR Grace Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 09/22/28 .................. 450 451,817
4,096,225
Commercial Services & Supplies — 0.4%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan, 10/24/30
(f)(o)
... 9 9,033
Action Environmental Group, Inc., (The), Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
 10/24/30
(f)
...... 61 61,073
Allied Universal Hold co LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
 05/12/28 .................. 802 800,992
Aramark Intermediate HoldCo Corp., Term Loan
B7, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
 04/06/28 ........... 81 80,866
Aramark Intermediate HoldCo Corp., Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
 06/22/30 ........... 473 473,737
Asplundh Tree Expert LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
 09/07/27 .................. 201 201,298
Cl ean Harbors, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.21%
,
 10/08/28 .................. 228 229,339
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.59%
,
 11/30/28 .................. 303 303,012
Covanta Holding Corp., Term Loan C, (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.59%
,
 11/30/28 .................. 18 18,302
Garda Financing Delaware GP, Term Loan B,
02/01/29
(o)
...................... 55 55,148
Garda World Security Corp., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
 02/01/29 .................. 75 74,901
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
 07/03/31 .................. 123 123,345
JFL-Tiger Acquisition Co., Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
 10/17/30 ............ 84 83,864
LABL, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 5.00%), 10.45%
,
 10/29/28 209 201,614
Minimax Viking GmbH, F acility Term Loan B1,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.21%
,
 07/31/28 ............ 21 20,842

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.71%
,
 12/15/28 ....... USD 158 $ 97,598
Prime Security Services Borrower LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.60%
,
 10/13/30 .. 86 85,991
Ryan LLC, Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.84%
,
 11/14/30 . 15 14,989
Tempo Acquisi tion, LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
 08/31/28 .................. 615 617,088
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.44%
,
 11/02/27 .................. 231 219,503
Vestis Corp., Term Loan B1, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.58%
,
 02/22/31 .................. 173 171,777
Viad Corp., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.59%
,
 07/30/28 . 229 229,690
4,174,002
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
 10/24/30 .................. 289 290,512
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%, 03/02/29 .......... 113 102,586
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%, 05/30/30 .......... 59 53,960
447,058
Construction & Engineering — 0.1%
(a)
AECOM, Term Loan B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.88%), 7.22%
,
 04/18/31 . 208 209,387
Brand Industrial Services, Inc. Term Loan
C, (3-mo. CME Term SOFR + 4.50%),
0.00%
,
 08/30/24 .................. 688 687,971
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.94%
,
 12/16/27 .................. 50 49,759
Pike Corp., Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 8.46%
,
 01/21/28 . 299 299,978
Propulsion (BC) Newco LLC, Term Loan,
09/14/29
(o)
...................... 38 38,053
USIC Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.05%
,
 05/12/28 .................. 254 245,379
1,530,527
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 7.34%
,
 01/31/31 .. 354 355,677
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 03/08/29 ................. 142 135,765
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 04/29/29 .................. 219 216,723
Quikrete Holdings, Inc., 1st Lien Term Loan B1,
( 1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%
,
 04/14/31 ............ 119 119,036
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
 03/19/29 ............ USD 54 $ 54,576
Smyrna Ready Mix Concrete LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.85%
,
 04/02/29
(f)
............ 73 73,253
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.35%
,
 09/22/28 ............ 188 188,785
Summit Materials LLC, Term Loan B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.05%
,
 01/12/29 .................. 102 102,254
White Cap Supply Holdings, LLC, Term Loan C,
10/19/29
(o)
...................... 482 478,179
1,724,248
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.46%, 09/13/26 .......... 120 120,004
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%, 11/22/28 ........... 296 296,974
416,978
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.60%
,
 12/01/27 ....... 672 675,214
Mauser Packaging Solutions Holding Co., Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.84%
,
 04/15/27 ....... 205 205,899
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 07/31/26 .................. 53 53,637
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
 09/15/28 ............ 176 176,555
1,111,305
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B,
10/28/27
(a)(o)
..................... 237 214,619
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
 12/11/28 ............. 48 47,686
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.71%
,
 11/24/28 ....... 326 325,093
Kuehg Corp., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.84%
,
 06/12/30 .................. 211 211,775
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.06%
,
 01/15/27 388 354,341
Spring Education Group, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34%
,
 09/29/30 ............ 273 273,956
Veritas US, Inc., Term L oan B, (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.46%
,
 09/01/25 ................. 108 94,342
Wand Newco 3, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.09%
,
 0 1 /3 0 / 31 .................. 429 430,424

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
WCG Purchaser Corp., Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.84%
,
 01/08/27 .................. USD 133 $ 132,924
1,870,541
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan, (3-mo.
LIBOR USD at 0.00% Floor + 2.75%),
8.31%
,
 01/31/26
(f)
................. 96 88,878
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.84%, 12/11/26 ........... 41 40,601
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%, 09/27/29 .......... 124 117,504
Iridium Satellite LLC, Term Loan B4, (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.60%
,
 09/20/30 .................. 119 117,579
Level 3 Financing, Inc., Term Loan B1, (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.91%
,
 04/15/29 ................. 69 68,291
Level 3 Financing, Inc., Term Loan B2, (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.91%
,
 04/15/30 ................. 69 68,547
Lumen Technologies, Inc., Term Loan A,
06/01/28
(o)
...................... 28 23,328
Lumen Technologies, Inc., Term Loan B1,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
 04/15/29 ............ 80 59,369
Lumen Technologies, Inc., Term Loan B2,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
 04/15/30 ............ 81 58,799
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.71%
,
 09/01/28 .................. 107 92,375
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.71%
,
 09/25/26 .................. 386 320,111
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.44%
,
 01/31/29 ........... 54 53,791
Virgin Media Bristol LLC, Facility Term Loan Q,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.69%
,
 01/31/29 ............ 83 79,652
Zayo Group Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
 03/09/27 .................. 753 671,654
1,860,479
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%
,
 05/31/31 ............ 41 41,346
NRG Energy, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.26%
,
 04/16/31 .................. 174 174,129
215,475
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.35%
,
 06/23/28 ............ 339 339,547
Arcline FM Holdings LLC, Term Loan,
06/23/28
(o)
...................... 20 20,054
359,601
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.10%
,
 06/20/31
(f)
................. USD 70 $ 69,913
Coherent Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 07/02/29 .................. 291 291,253
361,166
Entertainment — 0.4%
(a)
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.69%
,
 05/24/29 ............ 17 17,046
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
 07/21/30
(f)
................. 377 376,951
Creative Artists Agency LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
 11/27/28 ............. 610 612,833
Formula One Management Ltd., Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.50% Floor + 2.25%), 7.59%
,
 01/15/30 .. 37 5 376,249
Live Nation Entertainment, Inc., Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.20%
,
 10/19/26 ............ 512 511,408
Motion Acquisition Ltd., Facility Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 11/12/29 ............. 322 323,132
NEP Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
 08/19/26 .................. 357 335,050
Playtika Holding Corp., Term Loan B1, (1-mo.
CME Te rm SOFR at 0.00% Floor + 2.75%),
8.21%
,
 03/13/28 .................. 340 340,368
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 8.01%
,
 01/23/25 ............ 190 189,338
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.29%
,
 04/29/26 ............ 266 266,973
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan B1, (1-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 8.21%
,
 05/18/25 . 540 540,899
WMG Acquisition Corp., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 01/24/31 .................. 562 562,046
4,452,293
Financial Services — 0.4%
(a)
ABG Intermediate Holdings 2 LLC, Term Loan,
12/21/28
(o)
...................... 374 375,173
APi Group DE, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
 01/03/29 .................. 165 165,368
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.77%, 10/30/26 .......... 149 149,313
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.32%, 04/13/28 .......... 251 250,856
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.63%, 04/18/29 .......... 405 406,305
Boost Newco Borrower LLC, Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 5.33%),
8.34%
,
 07/31/25 .................. 573 573,269
Boost Newco Borrower, LLC, Term Loan,
01/31/31
(o)
...................... 55 55,026

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Cogeco Communications Finance LP, Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.96%
,
 09/01/28 ....... USD 163 $ 157,890
CPI Holdco B LLC, Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 05/17/31 .................. 240 239,976
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.09%
,
 04/09/27 ....... 712 711,917
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.35%
,
 04/07/28 ...... 270 272,195
HIG Finance 2 Ltd., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 02/15/31 .................. 275 275,712
LBM Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
 12/17/27 ............ 130 128,010
Lions Gate Capital Holdings LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.69%
,
 03/24/25 ............ 201 200,275
Nuvei Technologies Corp. Term Loan B,
0.00%
,
 07/18/31
(f)
................. 284 283,290
Sotera Health Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 05/30/31 .................. 379 378,409
4,622,984
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.21%
,
 10/01/25 .. 227 214,248
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.71%, 10/25/27 .......... 683 684,641
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08%, 10/25/27 .......... 73 72,907
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.69%
,
 01/29/27 ....... 630 631,013
H-Food Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.69%),
9.30%
,
 05/23/25 .................. 69 50,929
Nomad Foods Ltd., Facility Term Loan B5,
11/12/29
(o)
...................... 140 139,771
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.85%
,
 03/31/28 ............ 163 163,509
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
 01/20/28 ............ 408 408,677
2,365,695
Gas Utilities — 0.0%
NGL Energy Operating LLC, Term Loan,
02/03/31
(a)(o)
..................... 109 108,841
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.18%
,
 04/06/28 .. 70 69,674
Avis Budget Car Rental LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.21%
,
 08/06/27 ............ 191 190,553
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Genesee & Wyoming, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 04/10/31 .................. USD 358 $ 358,015
Hertz Corp. (The), Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
 06/30/28 .................. 104 94,757
Hertz Corp. (The), Term Loan C, (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
 06/30/28 .................. 19 17,330
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 11.01%
,
 08/04/25
(f)
........... 58 40,502
Uber Technologies, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 03/03/30 .................. 406 407,929
1,178,760
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.70%, 05/10/27 .......... 487 477,281
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34%, 09/29/28 .......... 102 101,461
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
 11/03/28 .................. 451 450,398
Insulet Corp., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.34%
,
 08/04/31 .................. 86 85,676
1,114,816
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.71%
,
 09/29/28 ....... 209 209,632
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.75%
,
 11/08/27 ............. 336 337,6 14
Concentra Health Services, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.60%
,
 07/26/31
(f)
............ 65 65,081
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
 11/01/28 .................. 445 445,858
Ensemble RCM LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.25%
,
 08/01/29 .................. 45 45,050
EyeCare Partners LLC, Term Loan A, (3-mo.
CME Term SOFR at 0.00% Floor + 5.75%),
11.03%
,
 08/31/28 ................. 51 51,660
EyeCare Partners LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 4.61%),
9.99%
,
 11/30/28 .................. 194 117,986
EyeCare Partners LL C, Term Loan C, (3-mo.
CME Term SOFR at 0.00% Floor + 6.75%),
0.00%
,
 11/30/28
(d)(e)(f)
............... 5 855
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.60%
,
 11/01/28 ....... 169 133,566
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.35%
,
 11/01/29 ...... 87 58,290
Medline Borrower LP, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%, 10/23/28 .......... 291 291,227

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.85%, 10/23/28 .......... USD 1,036 $ 1,039,064
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
 10/27/28 ............ 233 233,775
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.10%
,
 12/19/30 ............ 261 261,488
Vizient, Inc., Term Loan B, (1-mo. LIBOR USD
at 0.50% Floor + 0.00%), 0.00%
,
 07/18/31
(f)
83 83,207
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
 07/31/25 .................. 105 104,969
3,479,322
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 02/15/29 .................. 618 616,513
Cotiviti Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 05/01/31 .................. 559 560,348
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
 10/01/27 ............ 418 370,829
PointClickCare Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.34%
,
 12/29/27
(f)
............ 104 104,129
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.51%
,
 06/02/28 .................. 810 811,375
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
 10/22/29 ............ 114 115,100
2,578,294
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
 05/18/30
(a)
................. 97 97,295
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B6, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.09%
,
 09/20/30 ........... 345 343,475
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.21%
,
 02/02/26 ....... 328 319,926
Alterra Mountain Co., Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
 09/30/24 .................. 28 28,152
Alterra Mountain Co., Term Loan B5, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
 05/31/30 .................. 130 130,561
Bally's Corp., Facility Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.79%
,
 10/02/28 .................. 244 232,667
Caesars Entertainment, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
 02/06/30 ............ 108 108,218
Caesars E ntertainment, Inc., Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
 02/06/31 ............ 772 772,752
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp., Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
 08/08/27 .................. USD 184 $ 184,988
Churchill Downs, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.44%
,
 03/17/28 .................. 270 270,137
Fertitta Entertainment LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
 01/27/29 .................. 770 772,065
Flutter Ent ertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
 11/29/30 .................. 578 578,712
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.34%
,
 11/30/29 ....... 560 561,346
Hilton Domestic Operating Co., Inc., Term Loan
B4, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.10%
,
 11/08/30 ........... 417 417,751
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.19%
,
 12/15/27 .................. 305 305,243
Light and Wonder International, Inc., Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 7.59%
,
 04/14/29
(f)
.......... 245 246,842
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.70%
,
 03/09/28 .................. 126 65,062
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19%
,
 05/03/29 ............ 364 365,194
Playa Resorts Holding BV, Term Loan, (1-m o.
CME Term SOFR at 0.50% Floor + 2.75%),
8.10%
,
 01/05/29 .................. 75 74,866
Scientific Games Holdings LP , Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.32%
,
 04/04/29 ............ 95 94,810
Seaworld Parks & Entertainment, Inc., Term
Loan B2, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.84%
,
 08/25/28 ....... 73 73,156
Six Flags Entertainment Corp., Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%
,
 05/01/31 ............ 84 84,210
Station Casinos LLC, Facility Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
 03/14/31 ............ 479 479,207
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
 08/03/28 .................. 544 544,161
Wyndham Hotels & Resorts, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
 05/24/30 ............ 242 242,204
7,295,705
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.85%
,
 05/17/28 .................. 202 160,585
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
 02/26/29 ............ 486 480,563
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.46%
,
 10/06/28 ............ 423 324,582

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, Term Loan B,
(1-mo . CME Term SOFR at 0.75% Floor +
3.25%), 8.71%
,
 10/30/27 ............ USD 586 $ 540,991
1,506,721
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.34%
,
 07/31/30 ....... 181 181,182
Calpine Corp., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 01/31/31 .................. 104 103,667
Constellation Renewables LLC, Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
2.25%), 7.60%
,
 12/15/27 ............ 247 247,256
532,105
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%, 05/31/30 .......... 424 423,558
 08/04/31
(o)
...................... 228 228,000
651,558
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.85%
,
 11/06/30 ........... 958 962,028
AmWINS Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.71%
,
 02/19/28 .................. 542 542,388
AssuredPartners, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 02/14/31 .................. 735 737,458
Baldwin Insurance Group Holdings LLC (The),
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 8.59%
,
 05/26/31
(f)
.. 133 133,087
Hub International Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.58%
,
 06/20/30 .................. 691 691,335
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.75%
,
 03/15/30 .................. 165 165,295
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
 09/01/27 .................. 373 374,428
Truist Insurance Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.59%
,
 05/06/31 ....... 563 563,968
USI, Inc., Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 8.09%
,
 09/27/30 . 132 132,169
USI, Inc., Term Loan B, (3-mo. CME Term
SOFR + 2.75%), 8.09%
,
 11/22/29 ....... 537 537,924
4,840,080
IT Services — 0.4%
(a)
Amazon Holdco Inc., Term Loan, 07/30/31
(f)(o)
. 225 225,562
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.71%
,
 01/31/28 ................. 120 111,118
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% F loor + 5.25%),
10.71%
,
 01/20/29 ................. 107 98,022
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, Term Loan B11, (1-mo. CME
Term SOFR at 0.00% Floor + 4.25%),
9.69%
,
 08/19/28 .................. USD 218 $ 217,259
Asurion LLC, Term Loan B8, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
 12/23/26 .................. 295 293,939
Camelot US Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 01/31/31 .................. 512 512,566
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 07/06/29 .................. 589 582,825
Epicor Software Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
 05/30/31 ............ 172 172,940
Epicor Software Corp., Delayed Draw Term
Loan, 05/30/31
(o)
.................. 20 20,291
Fortress Intermediate 3, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.10%
,
 06/27/31
(f)
................. 82 82,000
Go Daddy Operating Co. LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%
,
 11/09/29 ............. 117 116,906
Go Daddy Operating Co. LLC, Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
 05/30/31 ............ 574 574,075
Magenta Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.51%
,
 07/27/28 ................. 99 48,672
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.76%
,
 07/27/29 ............ 259 67,992
Mitchell International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.59%
,
 06/17/31 ............ 382 377,576
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 10.59%
,
 06/17/32 ............ 92 91,338
Modena Buyer LLC, Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 4.50%),
9.83%
,
 07/01/31 .................. 145 139,417
P roject Boost Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.50%),
8.79%
,
 07/16/31 .................. 129 129,233
Quartz AcquireCo LLC, Term Loan B1, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
0.00%
,
 06/28/30 .................. 38 37,746
Sedgwick Claims Management Services, Inc.,
Term Loan, (3-mo. CME Term SOFR at
0.00% Floor + 3.00%), 8.25%
,
 02/24/28 .. 709 709,864
4,609,341
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.44%
,
 12/01/28 ............ 55 53,665
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.96%
,
 05/30/28 ............ 90 89,583
143,248

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B6, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.44%
,
 11/08/27 .................. USD 161 $ 161,988
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.46%
,
 02/22/28 ............ 323 322,990
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
 07/01/30 .................. 36 35,925
Icon plc, Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.34%
,
 07/03/28 .. 66 66,501
Icon plc., Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 7.34%
,
 07/03/28 . 17 16,691
Iqvia, Inc., Term Loan B4, (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 01/02/31 .................. 224 224,884
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.28%
,
 10/19/27 ............ 297 294,437
Parexel International, Inc., 1st Lien Te rm Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.34%
,
 11 /15 /28 ............. 519 520,809
Star Parent, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.09%
,
 09/27/30 .................. 213 213,683
1,857,908
Machinery — 0.5%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.83%
,
 08/16/29 .................. 363 365,585
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 08/30/30 .................. 226 226,494
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 05/14/28 .................. 100 100,314
Doosan Bobcat North A merica, Inc., Term
Loan B, (3-mo. CME Term SOFR + 2.00%),
7.32%
,
 04/20/29 .................. 143 143,094
Filtration Group Corp., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 10/21/28 .................. 574 576,475
Generac Power Systems, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.09%
,
 06/12/31 .................. 38 38,048
Husky Injection Molding Systems Ltd., Term
Loan, (6-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.33%
,
 02/15/29 ...... 781 782,499
Indicor LLC, 1s t Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 11/22/29 .................. 386 386,878
Madison IAQ LLC, Term Loan, (6-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.89%
,
 06/21/28 .................. 475 475,823
Osmosis Buyer Ltd., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
07/31/28
(o)
...................... 323 324,219
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 04/05/29 .................. 254 256,059
TK Elevator Midco GmbH, Facility Term Loan
B2, (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.59%
,
 04/30/30 ........... 796 800,260
Security
Par (000)
Par (000) Value
Machinery (continued)
Vertiv Group Corp., Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 03/02/27 .................. USD 284 $ 285,261
WEC US Holdings Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 01/27/31 .................. 246 246,467
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.46%
,
 10/04/28 .................. 132 133,000
5,140,476
Media — 0.1%
(a)
Altice France SA, Term Loan B14, (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.80%
,
 08/15/28 ................. 321 244,428
AVSC Holding Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.69%
,
 03/03/25 ............ 215 213,177
Charter Communications Operating LLC, Term
Loan B4, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.33%
,
 12/07/30 ....... 122 121,096
Clear Channel Outdoor Holdings, Inc., Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.46%
,
 08/21/28 ....... 66 65,653
CSC Holdings LLC, Term Loan, (1-mo.
LIBOR USD at 0.00% Floor + 2.50%),
7.94%
,
 04/15/27 .................. 211 179,626
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.46%
,
 08/02/27 ................. 126 126,472
ECL Entertainment LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 08/31/30 .................. 86 85,954
Gray Television, Inc., Term Loan F, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.59%
,
 01/01/38 ................. 45 43,613
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.84% 06/30/28 ....... 162 162,045
Sin clair Television Group, Inc., Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.19%
,
 04/21/29 ............ 51 35,443
Ziggo Financing Partnership, Facility Term Loan
I, (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.94%
,
 04/30/28 ............ 111 109,040
1,386,547
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ecopetrol SA, Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
10.00%
,
 09/06/30
(f)
................ 450 460,440
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.04%
,
 12/21/28 ............ 641 637,147
GIP Pilot Acquisition Partners LP, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.82%
,
 10/04/30 ............ 29 29,435
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
 09/19/29 ............ 35 35,566
Medallion Midland Acquisition LP, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 10/18/28 ............ 376 377,122

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil USA, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.21%
,
 01/31/28 .................. USD 44 $ 44,214
New Fortress Energy Inc., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.25%
,
 10/30/28 ................. 299 293,936
Oryx Midstream Se rvices Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.44%
,
 10/05/28 .. 372 373,032
2,250,892
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.29%
,
 04/20/28 ................. 342 352,967
Air Canada, Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.85%
,
 03/21/31 .................. 268 268,776
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.07%, 01/29/27 .......... 204 203,937
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.19%, 02/15/28 .......... 213 212,129
(6-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.78%, 06/04/29 .......... 219 217,741
United AirLines, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.03%
,
 02/22/31 .................. 279 280,048
1,535,598
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.84%
,
 05/04/28 ............ 204 205,427
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.00%
,
 02/28/28 ....... 444 444,528
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.69%
,
 02/01/27 ................. 147 136,164
Elanco Animal Health, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
 08/01/27 .................. 262 261,288
Jazz Pharmaceuticals, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
 05/05/28 ............ 536 536,957
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 05/19/31 .................. 215 215,761
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
 04/20/29
(f)
................. 129 128,804
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.44%
,
 11/18/27 ............. 191 190,374
2,119,303
Professional Services — 0.4%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.96%
,
 02/04/28 .................. 345 346,217
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 06/02/28 .................. 443 435,311
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dayforce, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 03/03/31
(f)
................. USD 380 $ 380,475
Dun & Bradstreet Corp. (The), Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.10%
,
 01/18/29 ............ 1,154 1,156,368
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.69%
,
 07/0 6/29 .................. 312 313,349
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 7.19%
,
 04/28/28 ....... 361 360,783
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.00%
,
 04/29/29 ............ 156 121,366
Trans Union LLC, Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.35%
,
 12/01/28 .................. 535 535,540
Trans Union LLC, Term Loan B8, (1-mo. CME
Term SOFR + 1.75%), 7.10%
,
 06/24/31 ... 144 144,141
3,793,550
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.21%, 08/21/25 .......... 9 8,983
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.34%, 01/31/30
(f)
.......... 100 99,827
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%, 01/31/30
(f)
.......... 56 56,000
164,810
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.09%
,
 07/06/29 .................. 151 151,026
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.60%
,
 08/17/29 .................. 293 293,866
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.85%
,
 12/02/28 .................. 97 96,493
541,385
Software — 0.9%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 02/24/31 ............ 656 659,213
Barracuda Parent LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
 08/15/29 ............ 59 57,089
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.71%
,
 09/21/28 ............ 427 427,792
Cloud Software Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%
,
 03/21/31 ............ 425 426,437
Cloud Software Group, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.34%
,
 03/30/29 .................. 866 865,442
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
 10/08/28 .................. 341 330,546

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc ., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
 10/08/29 ................. USD 122 $ 113,613
DS Admiral Bidco LLC, Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
 06/26/31
(f)
................. 133 129,675
E2open LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 02/04/28 .................. 45 44,901
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
 10/09/29 ............ 519 522,647
Gen Digital, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
7.09%
,
 09/12/29 .................. 454 453,086
Genesys Cloud Services Holdings I LLC, Term
Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.84%, 12/01/27 .......... 534 536,406
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21%, 12/01/27 .......... 121 122,123
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
 07/18/30 ............ 136 136,050
Informatica LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
 10/27/28 .................. 558 559,719
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 03/01/29 .................. 515 513,447
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 05/03/28 .................. 305 303,973
MH Sub I LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.50%
,
 02/23/29 ................. 109 107,857
Planview Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
 12/17/27 ............ 47 46,933
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.34%
,
 08/31/28 .................. 755 757,457
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
 04/24/28 .................. 563 547,794
Sabre GLBL, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 12/17/27 .................. 56 50,446
Sabre GLBL, Inc., Term Loan B2, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.96%
,
 12/17/27 .................. 88 79,056
Severin Acquisition LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.25%
,
 08/01/27 ............ 170 170,336
SS&C Technologies Holdings, Inc., Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
 05/09/31 ........... 211 212,210
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.56%
,
 02/10/31 .................. 621 623,204
Voyage Au stralia Pty. Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.04%
,
 07/20/28 ............ 32 31,620
Security
Par (000)
Par (000) Value
Software (continued)
VS Buyer LLC, Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
 04/12/31 .................. USD 425 $ 425,990
9,255,062
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.84%
,
 03/31/26
(f)
................. 90 89,375
LS Group Opco Acquisition LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.34%
,
 04/23/31 ............ 72 71,997
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 3 . 75%), 8 . 85%
,
 05/ 04 /2 8 .. 544 545,397
Peer Holding III BV, Facility Term Loan B5,
06/20/31
(o)
...................... 127 127,476
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
 02/11/28 .................. 163 161,873
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.96%, 10/20/28 .......... 76 71,213
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69%, 10/20/28 .......... 109 104,530
RVR Dealership Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
 02/08/28 ............ 20 18,328
1,190,189
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
 03/08/30
(a)
................. 40 40,519
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 05/19/28 .................. 254 255,216
Core & Main LP, Term Loan C, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
 02/09/31 .................. 222 222,722
Core & Main LP, Term Loan D, (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 07/27/28 .................. 430 430,329
Foundation Building Materials, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.25%
,
 01/29/31 ............ 430 425,665
Gulfside Su pply, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.29%
,
 06/17/31
(f)
................. 92 92,230
TMK Hawk Parent Corp., Term Loan B, (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.60%
,
 06/30/29
(f)
................ 139 97,112
1,523,274
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.21%, 09/22/28 .......... 200 199,984
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%, 09/22/28 .......... 143 142,935
Brown Group Holding LLC, Term Loan,
06/07/28
(o)
...................... 285 284,889

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Brown Group Holdings LLC, Facility Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.00%
,
 07/01/31 ........... USD 238 $ 237,738
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.69%
,
 12/15/26
(f)
................. 104 103,473
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.07%
,
 03/17/30 .................. 54 54,139
1,023,158
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21%
,
 04/30/28 ............ 116 115,764
SBA Senior Finance II LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
 01/25/31 .................. 264 263,868
379,632
Total Floating Rate Loan Interests — 9.3%
(Cost: $102,348,754) .............................. 101,580,180
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%
,
01/17/31
(b)
............. 306 313,650
Chile — 0.1%
Banco del Estado de Chile, 2.70%
,
01/09/25
(c)
105 103,524
Empresa Nacional del Petroleo
(b)
6.15%, 05/10/33 .................. 225 228,375
5.95%, 07/30/34 .................. 200 199,700
531,599
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50%,
02/18/3021 .................... GBP 126 118,212
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024 .............. EUR 100 109,984
228,196
Finland — 0.0%
Finnair OYJ
4.75%, 05/24/29
(c)
................. 300 321,374
321,374
France — 0.1%
Electricite de France SA
(a)(c)(j)
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... 200 216,775
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 400 507,579
(5-Year EUR Swap Annual + 3.97%), 3.38% EUR 200 193,452
917,806
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt., 6.00%
,
05/16/29 ....................... 264 303,303
MVM Energetika Zrt., 7.50%
,
06/09/28 ..... USD 200 209,750
513,053
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
... 392 366,073
Security
Par (000)
Par (000) Value
Ireland — 0.0%
AIB Group plc, (5-Year EUR Swap Annual +
6.63%), 6.25%
(a)(c)(j)
................ EUR 400 $ 434,523
Italy — 0.0%
Poste Italiane SpA , (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(a)(c)(j)
....... 167 162,042
Mexico — 0.1%
Petroleos Mexicanos
4.25%, 01/15/25 .................. USD 30 29,672
8.75%, 06/02/29 .................. 325 322,924
5.95%, 01/28/31 .................. 298 245,522
6.70%, 02/16/32 .................. 210 179,046
10.00%, 02/07/33 ................. 203 207,161
984,325
Morocco — 0.1%
OCP SA
6.75%, 05/02/34
(b)
................. 275 286,000
5.13%, 06/23/51
(c)
................. 217 166,547
7.50%, 05/02/54
(b)
................. 232 239,250
691,797
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................. 200 151,688
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(c)
...................... 200 197,668
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 5.88%
,
07/17/64
(b)
.... 200 195,026
Total Foreign Agency Obligations — 0.5%
(Cost: $6,077,093) ............................... 6,008,820
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(c)
..... 200 186,000
Brazil — 0.0%
Federative Republic of Brazil, 7.13%
,
05/13/54 229 226,252
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ........ 268 234,232
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 .................. 284 278,462
3.88%, 03/22/26 .................. EUR 134 143,998
8.00%, 04/20/33 .................. USD 256 268,544
8.00%, 11/14/35 .................. 200 208,600
899,604
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
... 230 237,907
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................. 387 387,967
4.50%, 01/30/30
(b)
................. 383 355,830
7.05%, 02/03/31
(b)
................. 155 162,654
4.88%, 09/23/32
(b)
................. 306 280,278
1,186,729
Egypt — 0.1%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
................. EUR 160 140,963
7.63%, 05/29/32
(c)
................. USD 428 358,450

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt (continued)
7.50%, 02/16/61
(b)
................. USD 200 $ 135,438
634,851
Guatemala — 0.1%
Republic of Guatemala
(b)
7.05%, 10/04/32 .................. 380 402,919
6.60%, 06/13/36 .................. 225 228,445
631,364
Honduras — 0.0%
Republic of Honduras, 5.63%
,
06/24/30
(b)
.... 150 129,562
Hungary — 0.1%
Hungary Government Bond
(b)
5.25%, 06/16/29 .................. 355 353,669
5.50%, 03/26/36 .................. 200 196,125
549,794
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................. 240 236,700
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 .................. 303 296,751
5.88%, 10/17/31 .................. EUR 291 286,984
583,735
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
...................... USD 200 196,125
Kenya — 0.0%
Republic of Kenya, 9.75%
,
02/16/31
(b)
...... 292 277,035
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 .................. 218 209,348
2.66%, 05/24/31 .................. 330 277,613
6.35%, 02/09/35 .................. 270 277,695
764,656
Montenegro — 0.0%
Republic of Montenegro, 2.88%
,
12/16/27
(c)
.. EUR 191 190,884
Morocco — 0.0%
Kingdom of Morocco, 2.38%
,
12/15/27
(c)
.... USD 256 231,680
Nigeria — 0.0%
Federal Republic of Nigeria, 7.63%
,
11/28/47
(c)
200 146,125
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
...................... EUR 182 204,563
Oman — 0.1%
Oman Government Bond, 6.75%
,
01/17/48
(c)
. USD 554 576,160
Panama — 0.1%
Republic of Panama
7.50%, 03/01/31 .................. 264 279,180
6.40%, 02/14/35 .................. 200 194,812
473,992
Paraguay — 0.0%
Republic of Paraguay, 2.74%
,
01/29/33
(c)
.... 398 328,350
Peru — 0.0%
Republic of Peru, 1.86%
,
12/01/32 ........ 406 314,904
Poland — 0.0%
Republic of Poland
4.88%, 10/04/33 .................. 75 74,119
Security
Par (000)
Par (000) Value
Poland (continued)
5.50%, 04/04/53 .................. USD 235 $ 231,550
305,669
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................. 72 71,370
2.50%, 02/08/30
(c)
................. EUR 350 335,179
2.12%, 07/16/31
(c)
................. 351 310,164
716,713
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
................. USD 315 308,798
5.00%, 01/18/53
(b)
................. 200 177,875
486,673
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
..... 272 228,480
Serbia — 0.0%
Republic of Serbia, 6.00%
,
06/12/34
(b)
...... 200 199,376
South Africa — 0.1%
Republic of South Africa
5.88%, 04/20/32 .................. 200 188,750
5.00%, 10/12/46 .................. 279 200,880
389,630
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(b)
...................... 217 219,604
Ukraine — 0.0%
Ukraine Government Bond
(c)(d)(e)
7.75%, 09/01/25 .................. 181 65,793
7.75%, 09/01/26 .................. 45 15,300
81,093
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 266 282,187
Uzbekistan — 0.0%
(b)
Republic of Uzbekistan, 5.38%
,
05/29/27 .... EUR 165 178,571
Republic of Uzbekistan International Bond,
7.85%
,
10/12/28 .................. USD 200 206,250
384,821
Total Foreign Government Obligations — 1.2%
(Cost: $12,875,432) ............................... 12,735,450
Shares
Shares
Investment Companies
(p)
BlackRock Floating Rate Income Portfolio,
Class K Shares, Class K Shares ....... 1,769,840 17,132,055
iShares Core Dividend Growth ETF ....... 2,002,354 120,741,946
iShares International Dividend Growth ETF
(q)
. 447,128 31,583,334
Total Investment Companies — 15.6%
(Cost: $163,388,799) .............................. 169,457,335

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor +
1.73%), 6.90%, 11/25/46 ........... USD 58 $ 45,822
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.84%, 07/25/46 ................ 127 108, 453
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.74%, 04/25/47 ................ 155 137,341
Banc of America Mortgage Trust, Series 2007-4,
Class 1A1, 6.25%, 12/28/37 .......... 28 20,530
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 2,000 1,889,678
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.90%,
10/25/39
(a)(b)
..................... 827 8 28,116
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(l)
..... 1,431 1,377,153
4,407,093
Commercial Mortgage-Backed Securities — 2.4%
(a)
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 7.02%, 07/15/41
(b)
80 79,850
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.60%, 04/15/35
(b)
...... 540 527,726
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(b)
........... 100 79,538
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 7.19%, 07/15/41
(b)
........... 170 169,628
BFLD Trust, Series 2020-EYP, Cla ss E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.14%, 10/15/35
(b)
................. 946 47,481
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.04%, 09/15/38
(b)
................. 325 321,448
BX Commercial Mortgage Trust
(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.35%, 02/15/33 ................ 973 956,202
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.59%, 02/15/33 ................ 571 563,074
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.69%, 02/15/33 ................ 460 457,639
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.24%, 06/15/38 ................ 630 618,086
Series 2021-XL2, Class F, (1-mo. CM E Term
SOFR at 2.24% Floor + 2.36%), 7.69%,
10/15/38 ..................... 718 707,217
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27 ................ 480 481,950
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.09%,
12/09/40 ..................... 116 115,649
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.99%, 08/15/39 ................ USD 1,190 $ 1,188,512
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39 ..................... 290 288,550
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39 ..................... 581 578,219
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.72%,
03/15/41 ..................... 390 387,623
BX Trust
(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 6.43%,
05/15/35 ..................... 131 130,509
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.24%, 02/15/36 ................ 120 118,811
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 133 125,258
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 395 371,511
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 01/15/34 ................ 261 254,504
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 01/15/34 ................ 406 395,843
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR at 3.60% Floor + 3.71%),
9.04%, 06/15/36 ................ 366 345,546
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.39%, 08/15/43 ................ 1,178 1,170,769
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.33%, 01/15/39 ................ 130 128,375
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.02%, 05/15/38 ................ 1,500 1,504,688
Series 2024-VLT4, Class A, (1- mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.82%, 07/15/29 ................ 500 499,160
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b)
...................... 281 197,889
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.77%,
08/15/36
(b)
...................... 600 595,500
Commercial Mortgage Trust, Series 2024-
WCL1, Class A, (1-mo. CME Term SOFR at
1.84% Floor + 1.84%), 7.17%, 06 /15/41
(b)
. 270 267,047
CSMC Trust
(b)
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.94%, 11/15/38 ................ 97 95,607
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 09/09/24 ................ 1,000 999,991
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 7.20%,
08/15/39
(b)
...................... 133 132,617

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust, Ser ies 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 7.63%, 05/15/35
(b)
...... USD 402 $ 393,721
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. CME Term SOFR at
3.12% Floor + 3.23%), 8.56%, 11/15/38
(b)
. 265 256,462
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
...................... 580 584,994
Extended Stay America Trust, Seri es 2021-
ESH, Class F, (1-mo. CME Term SOFR at
3.70% Floor + 3.81%), 9.14%, 07/15/38
(b)
. 205 204,850
Great Wolf Trust, Series 2024-WOLF, Class A,
(1-mo. CME Term SOFR at 1.54% Floor +
1.54%), 6.87%, 03/15/39
(b)
........... 170 169,363
GS Mortgage Securities Corp. Trust
(b)
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.02%, 11/15/27 ................ 667 666,590
Series 2023-SHIP, Class E, 7.43%, 09/10/38 1,400 1,400,329
HONO Mortgage Trust, Series 2021-LULU,
Class E, (1-mo. CME Term SOFR at 3.35%
Floor + 3.46%), 8.79%, 10/15/36
(b)
...... 174 163,740
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.57%, 10/15/39
( b)
. 1,340 1,329,950
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.85%, 09/06/38 ..... 1,000 931,672
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 191,250
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
6.92%, 06/15/26
(b)
................. 200 198,500
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.79%, 03/15/38
(b)
........... 605 578,573
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.03%, 08/15/34
(b)
............... 151 116,262
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (1-mo. CME
Term SOFR at 4.22% Floor + 4.22%), 9.55%,
12/15/34
(b)
...................... 287 271,365
MHP Commer cial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.39%, 07/15/38
(b)
. 138 135,624
Morgan Stanley Capital I Trust
Series 2018-H3, Class C, 4.85%, 07/15/51 160 145,580
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
238 148,303
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
7.32%, 08/15/29
(b)
................. 190 189,525
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 7.60%,
08/19/35
(b)
...................... 873 873,428
PKHL Comme rcial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 9.79%, 07/15/38
(b)
100 24,729
SREIT Trust, Series 2021-MFP2, Class A,
(1-mo. CME Term SOFR at 0.82% Floor +
0.94%), 6.27%, 11/15/36
(b)
............ 290 286,375
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR at 2.19% Floor + 2.19%), 7.51%,
05/15/37
(b)
...................... 750 751,875
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
6.29%, 03 /15/38
(b)
................. USD 108 $ 107,346
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class B, 4.94%, 01/15/59 ... 250 237,752
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.12%,
11/15/27
(b)
...................... 1,113 1,116,130
26,376,305
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)(b)
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
08/15/39 ....................... 61,975 1,816
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.30%,
10/15/48 ....................... 4,650 61,801
63,617
Total Non-Agency Mortgage-Backed Securities — 2.8%
(Cost: $32,125,344) ............................... 30,847,015
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(a)(c)(j)
.. EUR 200 217,262
Total Capi tal Trusts — 0.0%
(Cost: $215,416) ................................. 217,262
Shares
Shares
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 3,033 259,448
Total Preferred Stocks — 0.0%
(Cost: $237,156) ................................. 259,448
Total Preferred Securities — 0.0%
(Cost: $452,572) ................................. 476,710
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (1-mo. LIBOR USD + 0.00%),
3.66%, 04/25/28
(a)(b)
................ USD 334 293,872
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $327,107) ................................. 293,872

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38%, 01/15/25 .................. USD 5,827 $ 5,762,728
U.S. Treasury Inflation Linked Notes ,
0.25%, 01/15/25 .................. 5,949 5,824,342
Total U.S. Treasury Obligations — 1.1%
(Cost: $11,724,585) ............................... 11,587,070
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)(f)
501 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
..... 119 1,869
Total Warrants — 0.0%
(Cost: $—) ..................................... 1,869
Total Long-Term Investments — 100.9%
(Cost: $1,072,086,718) ............................ 1,098,647,810
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.8%
(p)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(s)
.................. 1,886,845 $ 1,887,600
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.21% .................... 82,640,840 82,640,840
Total Short-Term Securities — 7.8%
(Cost: $84,528,440) ............................... 84,528,440
Total Options Purchased — 0.1%
( Cost: $612,612 ) ................................. 720,144
Total Investments Before Options Written — 108.8%
(Cost: $1,157,227,770 ) ............................ 1,183,896,394
Total Options Written — (0.0)%
(Premium Received — $(109,219)) .................... (153,132)
Total Investments Net of Options Written — 108.8%
(Cost: $1,157,118,551 ) ............................ 1,183,743,262
Liabilities in Excess of Other Assets — (8.8)% ............. (95,531,720)
Net Assets — 100.0% ...............................
$ 1,088,211,542
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $109,548, representing less than 0.05% of its net assets as of period end, and an original cost of $44,015.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Convertible security.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,887,695
(a)
$ — $ (95) $ — $ 1,887,600 1,886,845 $ 997
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 118,668,905 — (36,028,065)
(a)
— — 82,640,840 82,640,840 3,242,071 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 40,024,885 — (40,027,468)
(a)
4,915 (2,332) — — 228,960
(b)
—
BlackRock Allocation Target
Shares - BATS Series A
(c)
. 27,691,088 — (27,580,310) (2,205,343) 2,094,565 — — 327,549 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares, Class K Shares .. 11,022,489 30,394,786 (24,394,579) (133,118) 242,477 17,132,055 1,769,840 1,394,799 —
iShares Core Dividend Growth
ETF ................ 55,386,619 255,389,518 (197,186,932) 2,651,545 4,501,196 120,741,946 2,002,354 803,829 —
iShares Core S&P 500 ETF
(c)
. — 21,626,369 (23,404,521) 1,778,152 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 39,386,612 11,363,970 (51,725,360) (439,769) 1,414,547 — — 1,293,545 —
iShares International Dividend
Growth ETF .......... — 30,024,645 — — 1,558,689 31,583,334 447,128 — —
$ 1,656,287 $ 9,809,142 $ 253,985,775 $ 7,291,750 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 472 09/06/24 $ 68,312 $ 1,600,158
U.S. Treasury 10-Year Note ................................................... 2 09/19/24 224 6,392
U.S. Treasury Ultra Bond ..................................................... 7 09/19/24 900 31,050
S&P 500 E-Mini Index ....................................................... 267 09/20/24 74,199 1,081,746
U.S. Treasury 5-Year Note .................................................... 481 09/30/24 52,049 1,169,367
3,888,713
Short Contracts
GBP Currency ............................................................ 469 09/16/24 37,699 (274,160)
JPY Currency ............................................................ 101 09/16/24 8,449 (461,271)
U.S. Treasury Long Bond ..................................................... 1 09/19/24 121 (3,933)
U.S. Treasury 2-Year Note .................................................... 1 09/30/24 206 (1,780)
(741,144)
$ 3,147,569
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 10,000 USD 12,856 UBS AG 08/15/24 $ 1
USD 56,772,657 EUR 52,370,000 Bank of America NA 08/15/24 59,808
USD 141,654 EUR 130,000 BNP Paribas SA 08/15/24 874
USD 1,123,908 EUR 1,030,000 HSBC Bank plc 08/15/24 8,495
USD 43,330 EUR 40,000 Natwest Markets plc 08/15/24 12
USD 120,522 EUR 110,000 Standard Chartered Bank 08/15/24 1,400
USD 259,593 GBP 200,000 Natwest Markets plc 08/15/24 2,450
AED 42,000 USD 11,437 Natwest Markets plc 10/15/24 —
AED 12,000 USD 3,268 Standard Chartered Bank 10/15/24 —
EUR 9,000 USD 9,758 Natwest Markets plc 10/15/24 17
EUR 3,000 USD 3,258 Standard Chartered Bank 10/15/24 —
KRW 29,785,000 USD 21,653 Standard Chartered Bank 10/15/24 165
SGD 11,000 USD 8,180 Natwest Markets plc 10/15/24 79
USD 57,740 AED 212,000 Natwest Markets plc 10/15/24 6
USD 61,430 AUD 91,000 Natwest Markets plc 10/15/24 1,812
USD 22,895 EUR 21,000 Natwest Markets plc 10/15/24 86
USD 1,759,463 EUR 1,605,628 Deutsche Bank AG 10/17/24 15,357
USD 25,584 EUR 23,553 Standard Chartered Bank 10/17/24 —
USD 642,323 EUR 586,230 UBS AG 10/17/24 5,535
96,097
GBP 10,000 USD 13,040 Nomura International plc 08/15/24 (183)
USD 9,508,411 GBP 7,420,000 Nomura International plc 08/15/24 (31,612)
AUD 80,000 USD 53,016 Natwest Markets plc 10/15/24 (605)
CAD 30,000 USD 22,053 Natwest Markets plc 10/15/24 (277)
CAD 1,000 USD 733 Standard Chartered Bank 10/15/24 (7)
GBP 11,000 USD 14,217 Natwest Markets plc 10/15/24 (68)
GBP 2,000 USD 2,598 Standard Chartered Bank 10/15/24 (25)
HKD 180,000 USD 23,100 Natwest Markets plc 10/15/24 (10)
HKD 73,000 USD 9,369 Standard Chartered Bank 10/15/24 (5)
NZD 120,000 USD 73,482 Natwest Markets plc 10/15/24 (2,059)
USD 71,088 CHF 63,000 Natwest Markets plc 10/15/24 (1,338)
USD 88,435 GBP 69,000 Natwest Markets plc 10/15/24 (321)
USD 65,142 JPY 10,328,000 Natwest Markets plc 10/15/24 (4,580)
EUR 9,686 USD 10,614 Morgan Stanley & Co. International plc 10/17/24 (92)

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 124,117 USD 135,705 UBS AG 10/17/24 $ (883)
(42,065)
$ 54,032
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nasdaq-100 Index ........ Morgan Stanley & Co. International plc 3,003 09/20/24 USD 20,300.00 USD 58,145 $ 720,144
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nasdaq-100 Index ........... Morgan Stanley & Co. International plc 3,003 09/20/24 USD 21,325.00 USD 58,145 $ (153,132)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Matterhorn Telecom Holding SA 5 .00 % Quarterly Goldman Sachs International 06/20/29 EUR 176 $ (24,060) $ (21,207) $ (2,853)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 100 $ (3,216) $ (3,075) $ (141)
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 121 15,325 15,619 (294)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 109 13,804 12,485 1,319
Sunrise HoldCo IV BV .. 5 .00 Quarterly Bank of America NA 06/20/29 B EUR 55 7,584 5,325 2,259
Sunrise HoldCo IV BV .. 5 .00 Quarterly Deutsche Bank AG 06/20/29 B EUR 35 4,739 3,245 1,494
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 78 3,849 2,873 976
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 56 2,322 1,976 346
$ 44,407 $ 38,448 $ 5,959
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/24 USD 500 $ 1,808 $ (1,365) $ 3,173
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 875 2,700 (3,612) 6,312
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 1,500 23,676 (62) 23,738
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 392 956 (92) 1,048
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 1,608 2,217 (379) 2,596
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 425 4,236 (1,404) 5,640
$ 35,593 $ (6,914) $ 42,507
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .35%
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
OTC Swaps ..................................................... $ 41,523 $ (31,196) $ 48,901 $ (3,288) $ —
Options Written ................................................... N/A N/A — (43,913) (153,132)

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,081,746 $ — $ 2,806,967 $ — $ 3,888,713
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 96,097 — — 96,097
Options purchased
Investments at value — unaffiliated
(b)
............ — — 720,144 — — — 720,144
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 47,917 — — 42,507 — 90,424
$ — $ 47,917 $ 1,801,890 $ 96,097 $ 2,849,474 $ — $ 4,795,378
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ 735,431 $ 5,713 $ — $ 741,144
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 42,065 — — 42,065
Options written
Options written at value ..................... — — 153,132 — — — 153,132
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 27,570 — — 6,914 — 34,484
$ — $ 27,570 $ 153,132 $ 777,496 $ 12,627 $ — $ 970,825
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 17,310,370 $ 623,252 $ (8,209,162) $ — $ 9,724,460
Forward foreign currency exchange contracts .... — — — 476,794 — — 476,794
Options purchased
(a)
..................... — — 2,773,079 — (12,858) — 2,760,221
Options written ........................ — — (367,293) — 1,158 — (366,135)
Swaps .............................. — 24,755 278,199 — (48,020) — 254,934
$ — $ 24,755 $ 19,994,355 $ 1,100,046 $ (8,268,882) $ — $ 12,850,274
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (1,705,143) $ (319,647) $ 5,923,087 $ — $ 3,898,297
Forward foreign currency exchange contracts .... — — — (473,258) — — (473,258)
Options purchased
(b)
..................... — — 107,532 — — — 107,532
Options written ........................ — — (43,913) — — — (43,913)
Swaps .............................. — 3,106 14,891 — 42,507 — 60,504
$ — $ 3,106 $ (1,626,633) $ (792,905) $ 5,965,594 $ — $ 3,549,162
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 252,799,509
Average notional value of contracts — short ................................................................................. $ 62,674,448
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 52,703,463
Average amounts sold — in USD ........................................................................................ $ 1,358,945
Options
Average value of option contracts purchased ................................................................................ $ 405,763
Average value of option contracts written ................................................................................... $ 173,032
Credit default swaps
Average notional value — buy protection ................................................................................... $ 47,619
Average notional value — sell protection ................................................................................... $ 350,420
Total return swaps
Average notional value ............................................................................................... $ 2,731,854
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,635,347 $ 65,834
Forward f oreign currency exchange contracts ................................................................. 96,097 42,065
Options
(a)
......................................................................................... 720,144 153,132
Swaps — OTC
(b)
..................................................................................... 90,424 34,484
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,542,012 $ 295,515
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,635,347) (65,834)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 906,665 $ 229,681
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 67,392 $ — $ — $ — $ 67,392
Barclays Bank plc ................................ 19,840 (1,751) — — 18,089
BNP Paribas SA ................................. 30,924 (3,674) — — 27,250
Deutsche Bank AG ............................... 20,096 — — — 20,096
Goldman Sachs International ........................ 13,804 (13,804) — — —
HSBC Bank plc .................................. 8,495 — — — 8,495
JPMorgan Chase Bank NA .......................... 6,171 — — — 6,171
Morgan Stanley & Co. International plc .................. 728,380 (155,007) — — 573,373
Natwest Markets plc .............................. 4,462 (4,462) — — —
Standard Chartered Bank ........................... 1,565 (37) — — 1,528
UBS AG ...................................... 5,536 (883) — — 4,653
$ 906,665 $ (179,618) $ — $ — $ 727,047

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Barclays Bank plc ................................ $ 1,751 $ (1,751) $ — $ — $ —
BNP Paribas SA ................................. 3,674 (3,674) — — —
Goldman Sachs International ........................ 27,276 (13,804) — — 13,472
Morgan Stanley & Co. International plc .................. 155,007 (155,007) — — —
Natwest Markets plc .............................. 9,258 (4,462) — — 4,796
Nomura International plc ........................... 31,795 — — — 31,795
Standard Chartered Bank ........................... 37 (37) — — —
UBS AG ...................................... 883 (883) — — —
$ 229,681 $ (179,618) $ — $ — $ 50,063
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 173,829,107 $ 2,500,002 $ 176,329,109
Common Stocks
Aerospace & Defense .................................... 2,890,478 899,184 — 3,789,662
Air Freight & Logistics .................................... 1,137,218 — — 1,137,218
Automobile Components .................................. 545,098 — — 545,098
Automobiles .......................................... 810,436 — — 810,436
Banks ............................................... 8,886,264 1,567,811 12 10,454,087
Beverages ........................................... 323,329 1,729,411 — 2,052,740
Biotechnology ......................................... 1,708,094 — — 1,708,094
Broadline Retail ........................................ 630,879 — — 630,879
Building Products ....................................... 2,562,927 — — 2,562,927
Capital Markets ........................................ 3,780,693 — — 3,780,693
Chemicals ............................................ 1,474,592 1,269,364 — 2,743,956
Commercial Services & Supplies ............................. 1,758,804 — — 1,758,804
Communications Equipment ................................ 1,114,350 — — 1,114,350
Construction & Engineering ................................ 126,815 59,172 — 185,987
Consumer Finance ...................................... 316,426 — — 316,426
Consumer Staples Distribution & Retail ........................ 1,767,958 — — 1,767,958
Containers & Packaging .................................. 2,003,560 — — 2,003,560
Distributors ........................................... 125,894 — — 125,894
Diversified REITs ....................................... 780,092 2,045,636 — 2,825,728
Diversified Telecommunication Services ........................ 2,356,087 2,055,657 — 4,411,744
Electric Utilities ........................................ 6,762,729 461,941 — 7,224,670
Electrical Equipment ..................................... 2,121,382 — — 2,121,382
Electronic Equipment, Instruments & Components ................. 993,651 — — 993,651
Energy Equipment & Services .............................. 2,002,229 — — 2,002,229
Entertainment ......................................... 849,792 — — 849,792
Financial Services ...................................... 3,835,239 — 72,627 3,907,866
Food Products ......................................... 3,091,471 1,838,664 — 4,930,135
Gas Utilities ........................................... — 72,429 — 72,429
Ground Transportation ................................... 2,432,736 64,967 — 2,497,703
Health Care Equipment & Supplies ........................... 2,690,303 571,710 — 3,262,013
Health Care Providers & Services ............................ 10,936,185 38,958 — 10,975,143

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Health Care REITs ...................................... $ 5,437,376 $ 1,652,716 $ — $ 7,090,092
Hotels, Restaurants & Leisure .............................. 381,134 — — 381,134
Household Durables ..................................... 1,000,675 1,043,283 — 2,043,958
Household Products ..................................... — 401,193 — 401,193
Independent Power and Renewable Electricity Producers ............ 157,728 — — 157,728
Industrial Conglomerates .................................. — 198,843 — 198,843
Industrial REITs ........................................ 5,097,993 2,237,685 — 7,335,678
Insurance ............................................ 4,699,160 1,594,294 — 6,293,454
Interactive Media & Services ............................... 3,472,924 — — 3,472,924
IT Services ........................................... 3,329,062 826,373 — 4,155,435
Leisure Products ....................................... 577,175 — — 577,175
Life Sciences Tools & Services .............................. 415,229 — — 415,229
Machinery ............................................ 2,363,202 548,652 — 2,911,854
Media ............................................... 2,179,060 880,649 70,590 3,130,299
Metals & Mining ........................................ 1,073,634 — — 1,073,634
Multi-Utilities .......................................... 2,682,120 518,046 — 3,200,166
Office REITs .......................................... 1,303,903 — — 1,303,903
Oil, Gas & Consumable Fuels ............................... 5,476,710 4,590,243 5 10,066,958
Personal Care Products .................................. — 1,128,689 — 1,128,689
Pharmaceuticals ....................................... 1,698,254 7,020,536 — 8,718,790
Professional Services .................................... 4,116,507 1,762,021 — 5,878,528
Real Estate Management & Development ....................... — 2,809,615 — 2,809,615
Residential REITs ....................................... 3,675,330 848,348 — 4,523,678
Retail REITs .......................................... — 1,837,350 — 1,837,350
Semiconductors & Semiconductor Equipment .................... 3,154,957 2,654,590 — 5,809,547
Software ............................................. 7,201,694 — — 7,201,694
Specialized REITs ...................................... 12,639,703 — — 12,639,703
Specialty Retail ........................................ 2,192,509 — — 2,192,509
Technology Hardware, Storage & Peripherals .................... 3,056,095 2,639,302 — 5,695,397
Textiles, Apparel & Luxury Goods ............................ 674,496 1,999,616 — 2,674,112
Tobacco ............................................. 1,457,465 1,782,354 — 3,239,819
Trading Companies & Distributors ............................ 295,381 — — 295,381
Transportation Infrastructure ............................... 247,257 2,192,576 — 2,439,833
Water Utilities ......................................... — 104,865 — 104,865
Wireless Telecommunication Services ......................... — 533,698 — 533,698
Corporate Bonds ........................................ — 86,947,124 — 86,947,124
Equity-Linked Notes ...................................... — 296,572,996 — 296,572,996
Fixed Rate Loan Interests ................................... — 314,141 — 314,141
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,626,236 — 3,626,236
Automobile Components .................................. — 1,420,937 — 1,420,937
Automobiles .......................................... — 238,741 — 238,741
Beverages ........................................... — 853,396 — 853,396
Broadline Retail ........................................ — 980,688 — 980,688
Building Products ....................................... — 1,105,490 480,680 1,586,170
Capital Markets ........................................ — 2,684,532 27,895 2,712,427
Chemicals ............................................ — 4,065,414 30,811 4,096,225
Commercial Services & Supplies ............................. — 4,103,896 70,106 4,174,002
Communications Equipment ................................ — 447,058 — 447,058
Construction & Engineering ................................ — 1,530,527 — 1,530,527
Construction Materials .................................... — 1,650,995 73,253 1,724,248
Consumer Staples Distribution & Retail ........................ — 416,978 — 416,978
Containers & Packaging .................................. — 1,111,305 — 1,111,305
Distributors ........................................... — 214,619 — 214,619
Diversified Consumer Services .............................. — 1,870,541 — 1,870,541
Diversified Telecommunication Services ........................ — 1,771,601 88,878 1,860,479
Electric Utilities ........................................ — 215,475 — 215,475
Electrical Equipment ..................................... — 359,601 — 359,601
Electronic Equipment, Instruments & Components ................. — 291,253 69,913 361,166
Entertainment ......................................... — 4,075,342 376,951 4,452,293
Financial Services ...................................... — 4,339,694 283,290 4,622,984
Food Products ......................................... — 2,365,695 — 2,365,695
Gas Utilities ........................................... — 108,841 — 108,841
Ground Transportation ................................... — 1,138,258 40,502 1,178,760
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ — $ 1,114,816 $ — $ 1,114,816
Health Care Providers & Services ............................ — 3,330,179 149,143 3,479,322
Health Care Technology .................................. — 2,474,165 104,129 2,578,294
Hotel & Resort REITs .................................... — 97,295 — 97,295
Hotels, Restaurants & Leisure .............................. — 7,048,863 246,842 7,295,705
Household Durables ..................................... — 1,506,721 — 1,506,721
Independent Power and Renewable Electricity Producers ............ — 532,105 — 532,105
Industrial Conglomerates .................................. — 651,558 — 651,558
Insurance ............................................ — 4,706,993 133,087 4,840,080
IT Services ........................................... — 4,301,779 307,562 4,609,341
Leisure Products ....................................... — 143,248 — 143,248
Life Sciences Tools & Services .............................. — 1,857,908 — 1,857,908
Machinery ............................................ — 5,140,476 — 5,140,476
Media ............................................... — 1,386,547 — 1,386,547
Oil, Gas & Consumable Fuels ............................... — 1,790,452 460,440 2,250,892
Passenger Airlines ...................................... — 1,535,598 — 1,535,598
Pharmaceuticals ....................................... — 1,990,499 128,804 2,119,303
Professional Services .................................... — 3,413,075 380,475 3,793,550
Real Estate Management & Development ....................... — 8,983 155,827 164,810
Semiconductors & Semiconductor Equipment .................... — 541,385 — 541,385
Software ............................................. — 9,125,387 129,675 9,255,062
Specialty Retail ........................................ — 1,100,814 89,375 1,190,189
Textiles, Apparel & Luxury Goods ............................ — 40,519 — 40,519
Trading Companies & Distributors ............................ — 1,333,932 189,342 1,523,274
Transportation Infrastructure ............................... — 919,685 103,473 1,023,158
Wireless Telecommunication Services ......................... — 379,632 — 379,632
Foreign Agency Obligations ................................. — 6,008,820 — 6,008,820
Foreign Government Obligations .............................. — 12,735,450 — 12,735,450
Investment Companies .................................... 169,457,335 — — 169,457,335
Non-Agency Mortgage-Backed Securities ........................ — 30,847,015 — 30,847,015
Preferred Securities ....................................... — 476,710 — 476,710
U.S. Government Sponsored Agency Securities .................... — 293,872 — 293,872
U.S. Treasury Obligations ................................... — 11,587,070 — 11,587,070
Warrants .............................................. 1,869 — — 1,869
Short-Term Securities
Money Market Funds ...................................... 84,528,440 — — 84,528,440
Options Purchased
Equity contracts .......................................... — 720,144 — 720,144
$ 404,860,088 $ 772,272,617 $ 6,763,689 $ 1,183,896,394
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 6,394 $ — $ 6,394
Equity contracts ........................................... 1,081,746 — — 1,081,746
Foreign currency exchange contracts ............................ — 96,097 — 96,097
Interest rate contracts ....................................... 2,806,967 42,507 — 2,849,474
Liabilities
Credit contracts ........................................... — (3,288) — (3,288)
Equity contracts ........................................... — (153,132) — (153,132)
Foreign currency exchange contracts ............................ (735,431) (42,065) — (777,496)
Interest rate contracts ....................................... (5,713) — — (5,713)
$ 3,147,569 $ (53,487) $ — $ 3,094,082
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements
Schedule of Investments
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.66%, 04/15/34
(a)(b)
.......... USD 15,000 $ 15,010,932
AB Carval Euro CLO II-C DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.75% Floor +
3.75%), 0.00%, 02/15/37
(a)(c)
.......... EUR 490 530,303
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (1-mo. CME Term SOFR at 1.58%
Floor + 1.69%), 5.14%, 01/25/35
(a)
...... USD 171 173,211
AGL CLO 13 Ltd., Series 2021-13A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.19%, 10/20/34
(a)(b)
.......... 1,000 1,002,468
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.71%, 01/1 5/33
(a)(b)
.......... 2,000 2,003,668
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.70%, 07/20/34
(a)(b)
.......... 4,000 4,003,022
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 7.28%, 04/20/37
(a)(b)
.......... 1,000 1,009,104
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 7.01%, 10/21/36
(a)(b)
.......... 7,000 7,058,800
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.15%, 10/17/34 ................ 1,500 1,501,517
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.55%, 10/17/34 ................ 3,000 3,006,464
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.60%, 10/17/34 ................ 4,500 4,509,022
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.55%, 10/17/34
(a)(b)
......... 4,500 4,509,666
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 6.99%, 01/17/32
(a)(b)
......... 10,000 10,004,750
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.50%, 10/17/34
(a)(b)
.......... 1,500 1,501,898
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.05%, 01/17/31
(a)(b)
.......... 1,000 999,558
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.84%, 11/02/30
(a)(b)
.......... 729 730,137
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 ..................... 1,900 1,811,191
Series 2019-SFR1, Class H, 6.04%,
01/19/39 ..................... 2,417 2,344,234
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,026,736
Series 2020-SFR1, Class F, 3.57%, 04/17/37 19,850 19,445,354
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,332,100
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ..................... 2,000 1,961,636
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 9,083,273
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 3,441 3,345,783
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,054,162
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR
at 2.40% Floor + 2.40%), 7.74%, 07/22/37
(a)
(b)
............................ USD 700 $ 699,823
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6. 74%, 07/20/34
(a)(b)
7,000 7,006,983
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 6.71%, 04/15/34
(a)(b)
1,000 1,000,846
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.74%, 01/20/35 ................ 1,300 1,301,576
Series 2021-20A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.34%,
01/20/35 ..................... 1,500 1,500,132
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 7.63%, 04/20/35
(a)(b)
5,000 5, 005,180
Apidos CLO XL Ltd., Series 2022-40A, Class
AR, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 0.00%, 07/15/37
(a)(b)
......... 10,000 10,000,000
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.11%),
7.39%, 04/20/31 ................ 3,000 3,005,627
Series 2013-15A, Class DRR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.96%),
8.24%, 04/20/31 ................ 2,000 2,001,301
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.21%), 7.50%, 07/16/31
(a)(b)
.......... 1,750 1,752,556
Apidos CLO XXII, Series 2015-22A, Class CR,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.49%, 04/20/31
(a)(b)
.......... 1, 000 1,004,164
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.81%),
7.10%, 07/25/30 ................ 1,000 1,001,184
Series 2018-29A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 7.45%,
07/25/30 ..................... 1,000 1,001,901
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.69%, 10/24/34
(a)(b)
......... 1,300 1,302,563
Ap idos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 01/20/35
(a)(b)
..... 14,000 14,014,832
Apidos CLO XXXIX Ltd., Series 2022-39A,
Class C, (3-mo. CME Term SOFR at 2.25%
Floor + 2.25%), 7.53%, 04/21/35
(a)(b)
..... 1,000 1,001,480
Apidos CLO XXXVI, Series 2021-36A, Class D,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.44%, 07/20/34
(a)(b)
.......... 1,000 1,001,587
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 6.59%,
04/25/35 ..................... 2,000 2,002,330
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 7.07%,
04/25/35 ..................... 1,500 1,504,119
Arbour CLO DAC, (3-mo. EURIBOR + 3.80%),
7.58%, 05/15/38
(a)(c)
................ EUR 500 547,580

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.16%, 01/15/32
(a)(b)
.......... USD 6,000 $ 6,004,906
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.19%, 04/24/31
(a)(b)
.......... 4,500 4,504,480
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.26%, 07/15/34
(a)(b)
.......... 1,000 999,661
Ares LVIII CLO Ltd., Series 2020-58A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 7.15%, 01/15/35
(a)(b)
......... 1,000 1,000,473
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 0.00%,
04/15/30
(a)(b)(d)(e)
................... 4,500 952,276
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.34%, 07/20/30
(a)(b)
.......... 1,000 1,001,844
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.96% , 07/15/30
(a)(b)
..... 1,500 1,501,560
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.73%, 07/15/36
(a)(c)
................ EUR 410 456,594
Arini European CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 4.20% Floor + 4.20%),
8.06%, 04/15/38
(a)(c)
................ 500 543,568
Assurant CLO I Ltd., Series 2017-1A, Class DR,
(3-mo. CME Term SOFR at 3.30% Floor +
3.56%), 8.84%, 10/20/34
(a)(b)
.......... USD 1,500 1,501,623
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 7.15%, 11/27/31
(a)(b)
5,500 5,512,705
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 6.64%, 07/26/31
(a)(b)
1,186 1,186,931
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.72%, 10/24/31
(a)(b)
1,152 1,154,550
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.50%, 08/23/30
(a)(b)
................ 1,000 1,001,300
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.70%, 06/23/34
(a)(c)
................ EUR 250 271,032
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
7.81%, 04/15/31
(a)(c)
................ 670 719,783
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.70%,
07/24/34 ..................... USD 6,750 6,756,727
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.64%,
01/22/35 ..................... 2,250 2,256,738
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.13%,
04/18/35 ..................... 5,000 4,998,844
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.48%,
04/18/35 ..................... 7,000 7,009,291
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.48%,
04/18/35 ..................... 2,500 2,440,306
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
6.68%, 07/20/37 ................ USD 5,000 $ 5,004,639
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
7.00%, 07/20/37 ................ 1,000 999,855
Ballyrock CLO 15 Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.61%, 04/15/34
(a)(b)
.......... 1,500 1,503,965
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.86%, 04/15/37 ................ 5,000 5,027,917
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 7.67%,
04/15/37 ..................... 1,000 1,013,325
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 0.00%, 10/25/37
(a)(b)
..... 10,100 10,100,000
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
6.72%, 02/20/36 ................ 3,000 3,007,500
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.49%,
10/20/31 ..................... 4,500 4,509,026
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.49%, 10/20/31 ................ 2,000 2,007,705
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.44%, 10/22/32
(a)(b)
.......... 3,250 3,255,638
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. CME Term SOFR at 3.45% Floor
+ 3.71%), 9.01%, 10/15/36
(a)(b)
......... 2,000 1,952,557
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.59%, 01/25/35
(a)(b)
..... 2,000 1,996,597
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.56%,
04/15/34 ..................... 3,000 2,990,986
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.81%,
04/15/34 ..................... 3,000 2,907,103
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.66%, 12/19/32
(a)(b)
......... 5,000 5,012,302
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.64%, 01/25/35 ................ 304 311,686
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.80%, 09/25/36 ................ 350 347,016
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.74%, 03/25/37 ................ 1,826 1,689,303
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.74%, 03/25/37 ................ 1,668 1,558,486
Series 2007-HE3, Class 2 A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.60%, 04/25/37 ................ 3,256 4,901,585

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.33%,
04/25/34
(a)
...................... USD 1,356 $ 1,334,633
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.64%,
01/20/31
(a)(b)
..................... 767 768,089
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floo r + 1.18%), 6.48%,
01/15/33
(a)(b)
..................... 17,000 17,022,100
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.70%,
07/15/37
(a)(b)
..................... 2,200 2,203,080
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.71%, 10/20/34
(a)
(b)
............................ 2,000 2,001,169
Benefit Street Partners CLO XXVIII Ltd., Series
2022-28A, Class B1, (3-mo. CME Term
SOFR at 2.85% Floor + 2.85%), 8.13%,
10/20/35
(a)(b)
..................... 1,750 1,760,692
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.34%,
01/19/35 ..................... 7,500 7,538,693
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.79%,
01/19/35 ..................... 5,000 5,010,489
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 0.00%,
10/22/37 ..................... 15,000 15,000,000
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 0.00%,
10/22/37 ..................... 2,000 2,000,000
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 9.10%, 04/15/34
(a)(c)
.......... EUR 300 327,241
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.44%), 6.72%, 10/22/30
(a)(b)
..... USD 279 279,864
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 10.01%, 02/25/34
(a)(c)
........ EUR 700 764,665
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.23% Floor + 1.49%),
6.77%, 07/20/34 ................ USD 11,000 11,018,383
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ..................... 5,000 5,034,291
Bridge Street CLO IV Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.92%, 04/20/37
(a)(b)
..... 1,000 1,005,506
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
7.94%, 01/15/34
(a)(c)
................ EUR 750 814,527
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at
1.57% Floor + 1.57%), 6.90%, 05/15/37
(a)(b)
USD 3,000 3,016,487
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.19%, 07/18/34 ................ USD 9,000 $ 9,014,238
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.54%, 07/18/34 ................ 2,500 2,502,328
Cairn CLO XVI DAC, Series 2023-16X, Class D,
(3-mo. EURIBOR at 5.20% Floor + 5.20%),
8.89%, 01/15/37
(a)(c)
................ EUR 215 238,030
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
7.46%, 07/15/31 ................ USD 1,500 1,501,464
Series 2016-2A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%), 7.31%,
10/15/31 ..................... 1,250 1,251,508
Series 2017-1A, Class CR, (3 -mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.56%, 07/15/30 ................ 5,000 5,000,151
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.49%,
04/15/35 ..................... 2,000 1,997,927
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.46%,
07/15/31 ..................... 1,000 1,000,807
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.61%, 07/15/34 ................ 1,000 1,002,920
Series 2020-1A, Class DR, (3- mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.71%, 07/15/34 ................ 1,000 1,000,922
Series 2020-3A, Class C, (3-mo. CME Term
SOFR at 2.50% Floor + 2.76%), 8.06%,
01/15/34 ..................... 1,000 1,002,856
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 7.37%, 04/30/31
(a)(b)
.......... 1,000 1,000,745
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.14%, 04/20/31 ................ 2,700 2,703,990
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
7.33%, 04/20/37 ................ 5,000 5,040,227
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 5.71%, 04/25/36
(a)
. 2,876 2,579,756
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR at 0.00% Floor +
3.15%), 8.44%, 07/16/31
(a)(b)
.......... 1,995 2,007,186
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 7.49%, 07/20/32
(a)(b)
.......... 7,000 7,012,378
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ..................... 6,500 6,508,189
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.79%,
07/20/34 ..................... 5,000 5,010,866

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.76%,
10/15/34 ..................... USD 2,000 $ 2,005,419
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.81%,
10/15/34 ..................... 3,000 3,009,891
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR at 3.70% Floor +
3.96%), 9.24%, 04/20/29
(a)(b)
.......... 1,000 1,000,818
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.51%), 6.79%,
07/20/30 ..................... 332 332,338
Series 2020-13A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.69%), 6.97%,
01/20/34 ..................... 4,000 4,002,616
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR at
0.26% Floor + 1.91%), 7.19%, 07/23/34
(a)(b)
5,000 5,002,946
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a)(b)(d)(e)
...... 3,950 1,486,342
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 6.65%, 07/17/31
(a)(b)
1,395 1,395,832
C edar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. CME Term SOFR at
3.31% Floor + 3.57%), 8.85%, 04/20/34
(a)(b)
1,950 1,947,174
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 6.89%, 07/15/32
(a)(c)
......... EUR 200 217,828
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 9.29%, 01/15/34
(a)(c)
..... 200 218,510
CIFC Funding 2019-VI Ltd., Series 2019-6A,
Class BR, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 7.13%, 07/16/37
(a)(b)
..... USD 10,000 9,995,748
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Flo or + 1.91%), 7.19%, 10/20/34
(a)(b)
..... 2,000 2,004,594
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.44%, 07/25/37
(a)(b)
..... 9,500 9,504,657
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.83%, 04/27/31 ................ 1,700 1,698,535
Series 2014-2RA, Class A3, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.44%, 04/24/30 ................ 500 501,346
Series 2014-3A, Class CR2, (3 -mo. CME
Term SOFR at 0.00% Floor + 2.61%),
7.89%, 10/22/31 ................ 1,000 1,000,623
Series 2014-4RA, Class A1AR, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.72%, 01/17/35 ................ 6,000 6,009,988
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.44%, 01/22/31 ................ 1,000 1,001,788
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.24%, 10/21/31 ................ 7,000 7,010,053
Series 2018-1A, Class B, ( 3-mo. CME Term
SOFR at 0.00% Floor + 1.66%), 6.94%,
04/18/31 ..................... 1,000 1,000,868
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.70%,
10/17/31 ..................... USD 2,454 $ 2,453,615
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.65%,
10/17/31 ..................... 2,000 2,003,520
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.70%, 01/15/35 ................ 16,500 16,524,629
Series 2019-5A, Class A2R S, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.31%, 01/15/35 ................ 2,200 2,212,790
Series 2019-6A, Class D1R, (3-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
8.63%, 07/16/37 ................ 1,150 1,164,040
Series 2020-4A, Class A, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 6.88%,
01/15/34 ..................... 2,500 2,506,573
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.56%,
07/15/36 ..................... 1,500 1,503,127
Series 2021-6A, Class A, (3-mo . CME Term
SOFR at 1.40% Floor + 1.40%), 6.70%,
10/15/34 ..................... 600 600,780
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.18%,
07/21/37 ..................... 5,000 5,022,993
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 5.93%,
08/25/36
(a)
...................... 2,900 2,739,920
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.46%), 6.74%,
10/20/30 ..................... 1,555 1,555,274
Series 2015-1A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.86%), 7.14%,
10/20/30 ..................... 3,000 3,004,301
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.85%, 04/20/37 ................ 5,300 5,329,439
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.27%, 04/20/37 ................ 3,000 3,003,527
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.77%, 04/20/37 ................ 2,500 2,534,147
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
8.77%, 04/20/37 ................ 1,000 1,013,391
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.64%,
04/22/34 ..................... 3,000 3,003,574
Series 2021-2A, Class B, (3 -mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ..................... 14,000 14,083,560
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.54%,
07/20/34 ..................... 5,000 5,014,603
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.59%,
07/20/34 ..................... 2,500 2,505,171
Series 2021-2A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.76%), 12.04%,
07/20/34 ..................... 1,325 1,327,416

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class B, (3-m o. CME Term
SOFR at 1.75% Floor + 2.01%), 7.30%,
01/25/35 ..................... USD 5,000 $ 5,033,331
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.60%,
01/25/35 ..................... 3,000 3,005,826
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.65%,
01/25/35 ..................... 1,000 1,003,648
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 6.65%, 10/25/33
(a)(b)
.......... 7,300 7,305,452
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 181 187,349
Series 1997-7, Class M1, 7.03%, 07/15/28 . 1,185 1,160,102
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.65%, 05/14/32
(a)(c)
................ EUR 200 219,568
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.80%, 07/25/37
(a)(b)
................ USD 1,166 755,538
Cumulus Static CLO DAC, Series 2024-1X,
Class D, (3-mo. EURIBOR at 3.70% Floor +
3.70%), 7.53%, 11/15/33
(a)(c)
.......... EUR 166 181,475
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.87%, 12/15/34
(a)(c)
..... 200 218,114
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 10.27%, 04/15/35
(a)(c)
.... 400 442,200
CVC Cordatus Loan Fund XXX DAC, Series
30X, Class D, (3-mo. EURIBOR at 4.00%
Floor + 4.00%), 7.87%, 05/15/37
(a)(c)
..... 500 555,677
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR at 0.00% Floor +
1.44%), 6.72%, 10/20/30
(a)(b)
.......... USD 222 222,336
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 6.80%, 07/15/36
(a) (b)
9,250 9,265,694
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 6.94%, 04/15/37
(a)(b)
..... 5,000 5,027,874
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR a t 2.05%
Floor + 2.31%), 7.59%, 07/18/30
(a)(b)
..... 2,000 2,001,183
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.30%, 01/17/32
(a)(b)
......... 8,000 8,002,195
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.61%, 04/15/28
(a )(b)
..... 5,250 5,258,052
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.71%, 01/15/34 ................ 3,500 3,508,998
Series 2019-1A, Class AR2, (3-mo. CME
Term SOFR at 1.51% Floor + 1.51%),
6.84%, 07/15/37 ................ 2,500 2,521,578
Series 2019-1A, Class D1R2, (3-mo. CME
Term SOFR at 3.35% Floor + 3.35%),
8.68%, 07/15/37 ................ 1,645 1,666,712
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.61%, 10/15/34 ................ 3,500 3,500,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.36% Floor + 3.36%),
8.66%, 10/15/34 ................ USD 3,000 $ 3,000,000
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 7.60%, 10/25/30
(a)(b)
.......... 3,000 3,005,324
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.52% Floor + 1.52%),
6.80%, 04/20/37 ................ 2,500 2,513,613
Series 2019-1A, Class DRR, (3-mo. CME
Term SOFR at 3.75% Floor + 3.75%),
9.03%, 04/20/37 ................ 2,000 2,034,284
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.91% Floor
+ 1.91%), 7.19%, 04/20/34
(a)(b)
......... 2,000 1,999,950
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.44%, 07/20/34
(a)(b)
.......... 1,500 1,506,901
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.64%, 10/20/34
(a)(b)
......... 2,000 2,005,263
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.92%, 01/17/34
(a)(b)
......... 4,000 4,010,527
Elmwood CLO X Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 6.55%, 07/20/37
(a)(b)
..... 3,000 3,004,737
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.49%, 10/20/34
(a)(b)
.......... 2,000 2,004,262
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 6.91%, 04/25/37
(a)(b)
.......... 2,500 2,514,096
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.73%, 08/15/36
(a)(c)
..... EUR 238 261,358
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
5.70%, 10/25/36 ................ USD 2,969 1,919,462
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.78%, 10/25/36 ................ 1,741 1,137,384
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.61%, 12/25/36 ................ 2,060 1,717,516
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
6.02%, 01/25/36 ................ 3,797 3,677,788
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ..................... 6,000 5,790,438
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ..................... 6,382 6,060,343
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. CME Term
SOFR at 0.98% Floor + 1.24%), 6.56%,
05/15/30 ..................... 1,105 1,105,449
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 05/15/30 ................ 1,000 1,001,621

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.39%,
07/19/34 ..................... USD 2,000 $ 2,005,734
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.44%,
07/19/34 ..................... 2,500 2,503,764
Flatiron CLO 28 Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 6.59%,
07/15/36 ..................... 7,000 7,025,072
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.92%,
07/15/36 ..................... 2,000 2,002,687
Flatiron CLO LLC, Series 2023-1A, Class A,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.09%, 04/17/36
(a)(b)
.......... 4,000 4,023,034
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,635,205
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.23%, 10/19/39
(a)(b)
.......... 4,500 4,524,989
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.75%, 04/15/37
(a)( b)
......... 750 756,249
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (3-mo. CME Term SOFR at 0.26% Floor +
1.28%), 6.61%, 05/16/31
(a)(b)
.......... 1,901 1,901,625
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1. 85%), 7.17%, 07/20/37
(a)(b)
.......... 4,000 3,995,932
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.69%, 01/22/31
(a)(b)
.......... 4,117 4,123,812
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 7.03%, 07/20/37
(a)(b)
.......... 2,750 2,750,000
Generate CLO 5 Ltd.
(a)(b)
Series 5A, Class BR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 7.32%,
07/22/37 ..................... 1,500 1,510,791
Series 5A, Class D1R, (3-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 9.02%,
07/22/37 ..................... 2,000 2,028,348
Generate CLO 6 Ltd., Series 6A, Class CR,
(3-mo. CME Term SOFR at 2.45% Floor +
2.71%), 7.99%, 01/22/35
(a)(b)
.......... 1,000 1,001,718
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.90%, 04/22/37
(a)(b)
.......... 3,00 0 3,016,579
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
10/20/34 ..................... 8,500 8,541,689
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.79%,
10/20/34 ..................... 3,000 3,006,664
Generate CLO Ltd., Series 2024-17A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 0.00%, 10/22/37
(a)(b)
.......... 10,000 10,000,000
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.45%), 6.75%, 10/15/30
(a)(b )
.......... 840 840,828
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%), 7.34%,
04/20/34
(a)(b)
..................... USD 9,500 $ 9,512,571
GoldenTree Loan Management US CLO 10
Ltd.
(a)(b)
Series 2021-10A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.64%,
07/20/34 ..................... 3,000 3,000,526
Series 2021-10A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.14%,
07/20/34 ..................... 1,000 1,000,509
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%), 6.84%,
04/20/30
(a)(b)
..................... 2,000 2,009,390
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%), 7.54%,
04/24/31
(a)(b)
..................... 1,000 1,002,091
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.59%, 10/20/32 ................ 2,000 2,000,000
Series 2019-5A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.69%, 10/20/32 ................ 1,000 1,000,000
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 7.08%,
04/20/35
(a)(b)
..................... 800 800,783
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.49%,
10/20/34 ..................... 3,000 3,007,806
Series 2021-11A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.54%,
10/20/34 ..................... 1,000 1,002,141
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.86%,
01/20/34
(a)(b)
..................... 2,500 2,501,250
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class BR, (3-mo. CME Term
SOFR at 2.00% Fl oor + 2.00%), 7.28%,
04/20/37
(a)(b)
..................... 2,000 2,020,749
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term SOFR
at 1.80% Floor + 2.06%), 7.34%, 07/20/34
(a)
(b)
............................ 5,915 5,954,314
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.73%,
01/25/35
(a)(b)
..................... 1,000 1,001,493
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.68%,
07/25/37
(a)(b)
..................... 2,000 2,000,595
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 7.15%, 12/15/34 ... GBP 100 109,940
Series B2,  (Sterling Overnight Index
Average + 2.20%), 7.43%, 03/15/36
(c)
.. 100 110,609

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 3,930 $ 2,569,449
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.71%), 7.99%, 04/15/33
(a)(b)
......... 3,000 3,001,636
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.16%, 12/25/35
(a)
............... 1,025 448,096
Series 2006-4, Class 1A1, 4.12%, 03/25/36
(a)
2,453 1,633,544
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 5.82%,
03/25/36
(a)
.................... 3,344 984,053
Series 2006-18, Class AF6, 6.18%,
11/25/36
(f)
..................... 3,216 785,404
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.60%, 11/25/36 ................ 6,275 2,960,669
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.94%, 08/25/36 ................ 1,310 1,041,891
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 7.63%, 07/28/31
(a)(b)
..... 1,000 1,000,999
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 6.97%, 11/30/ 32
(a)(b)
..... 11,000 11,006,600
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.69%, 04/20/34
(a)(b)
.......... 1,750 1,754,072
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.32%,
01/30/35 ..................... 3,500 3,501,107
Series 2021-5A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.76%), 9.02%,
01/30/35 ..................... 3,000 3,007,225
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.73%, 10/20/34
(a)(b)
......... 1,000 1,003,145
Halseypoint CLO 7 Ltd., Series 2023-7A, Class
A, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 7.53%, 07/20/36
(a )(b)
.......... 1,600 1,608,276
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.89%, 01/20/33 ................ 11,050 11,082,779
Series 2019-1A, Class B1, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.74%,
01/20/33 ..................... 2,500 2,511,695
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.25%, 10/15/31
(a)(c)
................ EUR 235 255,509
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
7.30%, 07/25/37
(a)(c)
................ 418 454,413
H enley CLO IV DAC, Series 4X, Class E, (3-mo.
EURIBOR at 5.25% Floor + 5.25%), 8.93%,
04/25/34
(a)(c)
..................... 300 325,931
Henley CLO X DAC, Series 10X, Class D,
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.49%, 07/20/37
(a)(c)
................ 242 267,231
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.46%,
07/15/34 ..................... USD 500 $ 500,560
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.08%,
04/20/35 ..................... 3,125 3,121,156
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.43%,
04/20/35 ..................... 5,000 5,000,895
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
11.76%, 07/15/32
(a)(c)
............... EUR 155 168,357
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.55%, 01/17/38
(a)(b)
..... USD 2,592 2,594,639
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%) , 6.66%,
07/25/36
(a)
...................... 2,975 2,590,599
Juniper Valley Park CLO Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 6.53%, 07/20/36
(a)(b)
..... 2,650 2,650,000
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
7.64%, 07/18/30
(a)(b)
................ 8,050 8,059,089
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.15%,
10/15/32 ..................... 4,250 4,251,646
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.55%,
10/15/32 ..................... 1,450 1,452,275
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
7.24%, 10/20/34
(a)(b)
................ 3,657 3,654,514
KKR CLO 41 Ltd ., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.55%, 04/15/35
(a)(b)
.......... 5,250 5,250,797
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
7.19%, 07/20/30
(a)(b)
................ 350 350,373
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 7.76%, 12/25/37
(a)
........... 5,404 5,128, 048
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.98%,
08/25/45 ..................... 1,473 1,425,808
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.76%,
05/25/36 ..................... 20,398 10,706,973
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.76%,
07/25/36 ..................... 5,632 2,178,904
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 5.77%,
08/25/36 ..................... 6,033 3,083,135
Series 2006-WL3, Class 2A4, ( 1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.06%, 01/25/36 ................ 1,312 1,180,124
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.21%, 10/15/34
(a)(b)
750 751,194

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
7.43%, 07/27/30 ................ USD 4,080 $ 4,082,221
Series 2016-20A, Class DR, (3-mo. CME
Term SOFR at 0.00% Floor + 3.26%),
8.53%, 07/27/30 ................ 1,315 1,317,117
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class CR, (3-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.53%, 10/18/30
(a)(b)
5,450 5,455,073
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. CME Term
SOFR at 0.26% Floor + 2.06%), 7.34%,
04/20/30 ..................... 1,600 1,600,804
Series 2018-27A, Class C, (3-mo. CME Term
SOFR at 0.26% Floor + 2.86%), 8.14%,
04/20/30 ..................... 1,000 1,002,216
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.10%, 10/15/32 ................ 6,000 5,997,508
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.50%, 10/15/32 ................ 4,750 4,758,454
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.40%, 10/15/32 ................ 2,000 2,004,646
Madison Park Funding XXXIV Ltd., Series 2019-
34A, Class DR, (3-mo. CME Term SOFR at
3.35% Floor + 3.61%), 8.90%, 04/25/32
(a)(b)
2,250 2,260,304
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 6.78%, 08/15/37
(a)(b)
..... 5,000 5,006,040
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.04%, 12/18/30
(a)(b)
..... 1,500 1,499,777
Margay CLO I DAC, Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor + 6.40%), 10.09%,
07/15/36
(a)(c)
..................... EUR 100 110,625
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
9.33%, 01/16/34
(a)(c)
................ 100 108,845
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.98%,
06/25/36
(a)(b)
..................... USD 1,776 1,615,836
MidOcean Credit CLO XII Ltd., Series 2023-
12A, Class DR, (3-mo. CME Term SOFR at
3.75% Floor + 3.75%), 9.03%, 04/18/36
(a)(b)
2,500 2,517,675
MidOcean Credit CLO XIV Ltd., Series 2024-
14A, Class A1, (3-mo. CME Term SOFR at
1.58% Floor + 1.58%), 6. 88%, 04/15/37
(a)(b)
10,000 10,055,292
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.09%, 10/20/30
(a)(b)
.......... 5,862 5,877,492
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(f)
.. 582 122,783
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR at 0.00% Floor + 3.26%), 8.54%,
10/21/30
(a)(b)
..................... 1,250 1,250,4 78
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. CME Term SOFR at
6.50% Floor + 6.76%), 12.06%, 07/15/34
(a)(b)
2,600 2,608,939
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (3-mo. CME Term SOFR at
3.30% Floor + 3. 56%), 8.84%, 04/20/34
(a)(b)
USD 1,000 $ 1,003,280
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.64%,
10/19/31
(a)(b)
..................... 500 501,227
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 7.08%,
04/20/33
(a)(b)
..................... 1,700 1,698,754
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%), 7.34%,
07/20/31
(a)(b)
..................... 1,563 1,562,671
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.30%,
04/16/33
(a)(b)
..................... 1,000 1,000,987
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.68%,
07/17/35
(a)(b)
..................... 2,750 2,752,707
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR a t 1.13% Floor + 1.39%), 6.69%,
10/14/35
(a)(b)
..................... 12,250 12,262,288
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (3-mo. EURIBOR
at 5.52% Floor + 5.52%), 9.18%, 04/17/34
(a)
(c)
............................ EUR 188 204,976
Neuberger Berman Loan Advisers E uro CLO
6 DAC, Series 2024-6X, Class D, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 7.49%,
07/15/37
(a)(c)
..................... 293 320,817
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
... USD 5,006 4,378,735
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.63%, 12/21/29
(a)(b)
..... 2,472 2,474,098
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.66%,
10/20/34 ..................... 4,418 4,423,916
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.49%,
10/20/34 ..................... 2,500 2,505,334
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
10/20/34 ..................... 11,000 11,008,224
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.21%,
07/15/34 ..................... 3,500 3,510,939
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.74%,
01/15/35 ..................... 1,000 1,000,548
Series 2024-26A, Class B, (3- mo. CME Term
SOFR at 1.95% Floor + 1.95%), 7.28%,
04/20/37 ..................... 3,000 3,015,355
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
323 317,711
Series 1999-C, Class A2, 7.48%, 08/15/27 . 1,802 1,413,887
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
282 124,244

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR2, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.59%, 01/26/34 ................ USD 3,700 $ 3,709,472
Series 2015-10A, Class DR2, (3-mo. CME
Term SOFR at 3.21% Floor + 3.21%),
8.49%, 01/26/34 ................ 2,000 2,007,067
Series 2016-11A, Class A 1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.70%, 04/26/36 ................ 1,000 1,002,600
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.24%, 07/20/31 ................ 1,000 1,000,751
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.42%, 04/10/33 ................ 2,500 2,502,839
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.30%, 07/20/37 ................ 1,000 999,925
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.64%, 10/20/34 ................ 7,500 7,513,192
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.23%, 04/18/37 ................ 8,000 8,048,053
Series 2021-22A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.59%,
12/02/34 ..................... 4,500 4,507,195
Series 2021-22A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.64%,
12/02/34 ..................... 1,250 1,253,219
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.69%,
01/15/32 ..................... EUR 298 323,437
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.09%,
01/15/32 ..................... 200 217,123
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME Term
SOFR at 0.26% Floor + 1.86%), 7.16%,
07/15/30 ..................... USD 6,000 6,007,220
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 2.06% Floor + 2.06%),
7.36%, 07/15/30 ................ 2,250 2,251,266
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 6.94%, 01/20/30
(a)
(b)
............................ 2,000 1,999,444
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. CME Term SOFR
at 2.60% Floor + 2.86%), 8.14%, 01/20/31
(a)
(b)
............................ 1,000 985,423
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.69%,
01/20/35
(a)(b)
..................... 3,000 3,005,956
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.26%, 10/15/33 ................ 8,500 8,517,345
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.71%, 10/15/33 ................ 3,800 3,808,669
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.77%, 11/18/31 ................ USD 12,389 $ 12,392,409
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 11/18/31 ................ 1,500 1,501,943
OHA Credit Funding 1 Ltd ., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 7.73%, 04/20/37
(a)(b)
..... 1,000 1,014,075
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.19%, 01/18/36
(a)(b)
..... 2,000 2,001,877
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.63%, 07/20/37
(a)(b)
..... 10,000 10,000,000
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.74%, 04/21/34 ................ 1,500 1,509,002
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.84%, 04/21/34 ................ 1,000 1,003,516
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.68%, 07/02/35
(a)(b)
..... 2,000 2,002,761
OHA Credit Funding 6 Ltd.
(a)(b)
Series 2020-6A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.19%,
07/20/34 ..................... 5,000 5,005,398
Series 2020-6A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.69%, 07/20/34 ................ 1,000 1,002,577
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class D, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.49%, 07/19/35
(a)(b)
..... 500 501,034
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.49%, 02/ 20/34
(a)(b)
5,970 5,979,353
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class B1R2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.08%, 04/20/37 ................ 1,750 1,751,468
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.38%, 04/20/37 ................ 2,000 2,000,832
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.23%, 04/23/37 ................ 2,000 2,003,755
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
7.68%, 04/23/37 ................ 2,000 2,026,347
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.76%), 7.04%,
01/21/30 ..................... 1,000 1,000,000
Series 2017-14A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
0.00%, 07/21/37 ................ 3,000 3,000,000
Series 2017-14A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 7.34%,
01/21/30 ..................... 1,500 1,500,000

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 10/18/34
(a)(b)
..... USD 13,500 $ 13,520,741
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
7.22%, 04/23/37 ................ 1,000 1,001,046
Series 2015-1A, Class DR3, (3-mo. CME
Term SOFR at 3.20% Floor + 3.46%),
8.74%, 01/19/37 ................ 4,750 4,752,940
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
7.44%, 07/20/37 ................ 3,265 3,290,726
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.40%, 10/17/31 ................ 2,950 2,955,525
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.00%, 01/17/31 ................ 6,650 6,651,483
Series 2015-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.64%, 07/20/30 ................ 2,024 2,024,719
Series 2019-1A, Class A1 R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.73%, 11/14/34 ................ 7,000 7,000,545
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.28%, 11/14/34 ................ 7,000 7,015,842
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 7.58%,
11/14/34 ..................... 2,500 2,505,599
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
8.63%, 11/14/34 ................ 3,750 3,757,705
Series 2020-3A, Class BR2, ( 3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.97%, 11/15/36 ................ 2,000 2,028,491
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 7.24%,
04/20/34 ..................... 7,000 7,005,472
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.36%,
07/15/34 ..................... 2,000 2,004,146
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.16% Floor + 3.16%), 8.46%,
07/15/34 ..................... 4,000 4,013,995
Series 2021-3A, Class B, (3-mo . CME Term
SOFR at 1.91% Floor + 1.91%), 7.21%,
01/15/35 ..................... 7,000 7,014,543
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.51%,
01/15/35 ..................... 5,000 5,009,082
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.51%,
01/15/35 ..................... 2,000 2,008,192
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.21%,
10/15/34 ..................... 7,250 7,264,681
Series 2021-4A, Class C, (3-mo . CME Term
SOFR at 2.21% Floor + 2.21%), 7.51%,
10/15/34 ..................... 4,850 4,863,639
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.51%,
10/15/34 ..................... 7,000 7,027,970
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.08%,
04/20/35 ..................... USD 1,000 $ 1,000,437
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.33%,
04/20/35 ..................... 3,500 3,505,921
Series 2022-1A, Class D, (3-mo . CME Term
SOFR at 3.05% Floor + 3.05%), 8.33%,
04/20/35 ..................... 3,250 3,257,107
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 0.00%,
07/20/37 ..................... 12,500 12,500,000
Palmer Square European CLO DAC
(a)(c)
Series 2022-2X, Class DR, (3-mo. EURIBOR
at 4.00% Floor + 4.00%), 7.68%,
01/15/38 ..................... EUR 373 411,084
Series 2023-1X, Class D, (3-mo. EURIBOR
at 6.20% Floor + 6.20%), 9.88%,
07/15/36 ..................... 276 303,796
Palmer Square European Loan Funding DAC,
Series 2024-2X, Class D, (3-mo. EURIBOR
at 3.15% Floor + 3.15%), 0.00%, 05/15/34
(a)
(c)
............................ 490 530,303
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.39%, 08/23/31 ................ USD 2,600 2,608,289
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.14%, 10/20/31 ................ 4,700 4,715,896
Series 2021-2A, Class C, ( 3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.81%,
07/15/34 ..................... 6,000 6,012,676
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 08/15/38
(a)(c)
................ EUR 459 496,753
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.29%, 10/18/34 ................ USD 5,000 5,005,913
Series 2018-2A, Class CR, (3-mo. CME
Term SOFR at 2.25% Floor + 2.51%),
7.79%, 10/18/34 ................ 2,350 2,358,930
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.25%, 10/25/34
(a)(b)
.......... 1,600 1,601,636
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.76%, 05/18/34 ................ 2,000 2,000,645
Series 2020-6A, Class BR2, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 05/18/34 ................ 1,000 1,003,139
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.29%, 07/20/34
(a)(b)
.......... 2,000 2,012,874
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.28%, 10/27/34
(a)(b)
.......... 7,0 00 7,051,240
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.31%,
10/15/34 ..................... 10,000 10,009,974
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.76%,
10/15/34 ..................... 3,500 3,501,964

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.86%,
10/15/34 ..................... USD 1,200 $ 1,200,063
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.48%,
04/20/35 ..................... 1,750 1,750,831
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.73%,
10/18/34 ..................... 6,000 6,014,579
Series 2020-4A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.19%,
10/18/34 ..................... 3,000 3,006,319
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 2,190 2,181,598
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 5,785 5,134,791
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 9,081,270
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 ..................... 2,000 2,015,331
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.78%, 02/15/35
(a)(c)
................ EUR 500 542,215
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%), 6.64%,
10/15/31 ..................... USD 3,182 3,187,343
Series 2018-2A, Class BR, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 7.06%,
10/15/31 ..................... 5,000 5,002,324
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 7.11%, 01/20/37
(a)(b)
.......... 1,730 1,740,221
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.24%, 07/24/32
(a)(b)
.......... 3,0 00 2,998,907
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 6.64%, 04/17/36
(a)(b)
.......... 1,000 1,005,391
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.96%, 01/15/34
(a)(b)
.......... 1,250 1,253,446
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
04/23/34 ..................... 3,750 3,755,259
Series 2021-10A, Class D, (3-mo. CME Term
SOFR at 2.75% Floor + 3.01%), 8.29%,
04/23/34 ..................... 2,000 2,002,729
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.57%,
10/30/34 ..................... 1,375 1,377,411
Series 2021-12A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.57%,
10/30/34 ..................... 3,375 3,379,706
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.56%,
01/15/35 ..................... 3,500 3,505,498
Series 2021-14A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.56%,
01/15/35 ..................... 1,000 1,001,703
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.19%,
01/20/34 ..................... USD 7,250 $ 7,258,741
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.59%,
01/20/34 ..................... 1,650 1,651,923
Series 2021-15A, Class D, (3 -mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.59%,
01/20/34 ..................... 2,900 2,908,575
Rad CLO 18 Ltd., Series 2023-18A, Class A1,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 7.25%, 04/15/36
(a)(b)
.......... 3,750 3,755,318
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.69%, 04/20/34
(a)(b)
..... 1,000 1,004,600
Regatta VII Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.66%, 06/2 0/34
(a)(b)
..... 750 751,810
Regatta XII Funding Ltd., Series 2019-1A, Class
AR, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.66%, 10/15/32
(a)(b)
......... 10,000 10,007,147
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.61%, 01/15/33
(a)(b)
..... 6,700 6,751,348
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. CME Term SOFR at 2.55%
Floor + 2.81%), 8.11%, 10/15/ 33
(a)(b)
..... 500 501,036
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.59%,
01/20/35 ..................... 3,000 3,005,512
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.59%,
01/20/35 ..................... 2,000 2,004,310
Regatta XXIV Funding Ltd., Series 2021-5A,
Class A1, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 01/20/35
(a)(b)
..... 5,500 5,503,820
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 6.83%, 0 4/25/37
(a)(b)
..... 2,500 2,514,038
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.34%, 01/18/34
(a)(b)
.......... 1,000 1,001,600
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.18%, 07/16/34 EUR 400 436,135
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.61%, 07/16/34 357 392,164
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.19%, 04/20/34 ................ USD 3,500 3,501,337
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 7.34%,
10/20/30 ..................... 2,300 2,302,830
Series 2018-1A, Class B, (3 -mo. CME Term
SOFR at 0.00% Floor + 1.98%), 7.31%,
05/20/31 ..................... 1,000 1,001,818
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.70%,
10/20/31 ..................... 2,482 2,487,190
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.34%,
10/20/31 ..................... 1,125 1,127,163

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.74%,
10/20/31 ..................... USD 700 $ 701,032
Series 2019-2A, Class CR, (3-mo. C ME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 08/20/32 ................ 5,500 5,508,857
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.64%,
07/20/34 ..................... 2,000 2,002,503
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.79%,
07/20/34 ..................... 1,250 1,251,959
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.69%,
10/20/34 ..................... 3,000 3,004,719
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
6.68%, 04/15/36
(a)(b)
................ 1,500 1,501,500
RR 20 Ltd., Series 2022-20A, Class B, (3-mo.
CME Term SOFR at 2.50% Floor + 2.50%),
7.80%, 07/15/37
(a)(b)
................ 1,000 1, 002,488
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.85%, 04/15/37
(a)(b)
.......... 7,500 7,539,054
RRX 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.76%,
07/15/34 ..................... 11,000 11,022,848
Series 2021-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.41%,
07/15/34 ..................... 1,250 1,259,481
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.35%, 04/17/34
(a)(b)
..... 630 630,580
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.24%,
07/21/34 ..................... 9,500 9,494,274
Series 2021-9A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.59%,
07/21/34 ..................... 2,000 2,003,776
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. CME
Term SOFR at 2.41% Floor + 2.41%),
7.69%, 10/26/34 ................ 5,000 5,004,932
Series 2017-4A, Class DR, (3-mo. CME
Term SOFR at 3.46% Floor + 3.46%),
8.74%, 10/26/34 ................ 2,300 2,240,294
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 7.02%,
04/30/32 ..................... 4,099 4,109,466
Series 2019-1A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.52%,
04/30/32 ..................... 5,380 5,403,680
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.89%, 04/15/37
(a)(b)
......... 5,000 5,028,265
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.66%, 07/21/ 37
(a)(b)
......... 5,000 5,009,486
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.24%,
07/20/34 ..................... 3,000 3,000,289
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.54%,
07/20/34 ..................... USD 1,000 $ 1,001,728
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.54%,
07/20/34 ..................... 4,000 4,003,069
Sixth Street CLO XVII Ltd.
(a)(b)
Series 2021-17A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.50%), 6.78%,
01/20/34 ..................... 8,500 8,515,555
Series 2021-17A, Class B, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 7.09%,
01/20/34 ..................... 7,000 7,002,547
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.44%, 04/20/34
(a)(b)
..... 1,755 1,75 6,875
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 7.81%, 07/15/34
(a)(b)
..... 2,250 2,251,089
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.25%, 04/25/34
(a)(b)
..... 3,350 3,349,022
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.18%, 04 /25/35
(a)(b)
..... 5,200 5,184,400
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 6.60%, 07/20/32
(a)(b)
2,000 2,001,200
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.78%, 10/25/36 ................ 4,906 3,333,324
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.69%, 01/25/37
(b)
............... 1,325 763,277
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.93%, 04/20/37 ................ 9,000 9,030,080
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.88%, 04/20/37 ................ 1,000 1,016,870
Series 2024-5A, Class A1, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.74%,
04/20/36 ..................... 10,000 10,000,397
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.57%,
04/20/36 ..................... 2,000 2,022,671
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.24%, 04/18/33
(a)(b)
..... 1,250 1,251,894
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.48%, 01/23/32
(a)(b)
..... 944 944,122
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.68%, 10/23/34
(a)(b)
..... 2,000 2,001,861
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.11%), 7.44%,
11/18/30 ..................... 1,250 1,251,151
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.28%, 01/29/32 ................ 4,000 4,004,952

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class DR, (3- mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.28%, 01/29/32 ................ USD 2,000 $ 2,003,148
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.59%, 04/20/34 ................ 3,500 3,502,465
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.94%, 04/20/34 ................ 2,250 2,251,739
Series 2021-1A, Class C, ( 3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.44%,
03/18/34 ..................... 1,000 1,000,558
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.65%,
07/25/34 ..................... 2,500 2,503,193
Texas Debt Capital Euro CLO DAC, Series
2024-1X, Class D, (3-mo. EURIBOR at
3.60% Floor + 3.60%), 7.30%, 07/16/38
(a)(c)
EUR 500 543,677
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.68%, 01/15/34 ................ USD 2,000 2,003,137
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.06%, 01/15/34 ................ 2,000 2,001,951
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.46%, 01/15/34 ................ 1,650 1,651,645
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.71%, 04/15/33
(a)(b)
.......... 6,500 6,543,531
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class AR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.82%, 04/25/37 ................ 8,545 8,589,831
Series 2018-11A, Class DR, (3-mo. CME
Term SOFR at 3.70% Floor + 3.70%),
8.99%, 04/25/37 ................ 1,100 1,120,168
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.66%, 07/15/34 ................ 13,450 13,483,695
Series 2018-12A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.86%, 07/15/34 ................ 1,500 1,504,629
TICP CLO XIII Ltd., Series 2019-13A, Class DR,
(3-mo. CME Term SOFR at 3.41% Floor +
3.41%), 8.71%, 04/15/34
(a)(b)
.......... 2,000 2,004,991
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.74%, 10/20/32
(a)(b)
......... 3,250 3,259,470
TICP CLO XV Ltd., Series 2020-15A, Class A,
(3-mo. CME Term SOFR at 1.28% Floor +
1.54%), 6.82%, 04/20/33
(a)(b)
.......... 3,300 3,303,300
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 10/20/38
(a)(c)
................ EUR 870 941,558
Trestles CLO Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.25% Floor +
2.51%), 7.79%, 01/20/33
(a)(b)
.......... USD 1,450 1,4 53,237
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 6,719,601
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... USD 1,000 $ 905,309
Tricon Residential Trust, Series 2022-SFR2,
Class E, 7.51%, 07/17/40
(b)
........... 10,000 10,241,810
Trimaran CAVU Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.44%,
07/20/32 ..................... 1,550 1,560,324
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.70%,
07/23/37 ..................... 7,000 7,012,174
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.08%,
07/23/37 ..................... 1,000 999,975
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.30%,
10/25/34 ..................... 1,500 1,501,588
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor
+ 1.49%), 6.80%, 07/23/37
(a)(b)
......... 2,000 2,010,46 8
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 .......... GBP 367 466,447
Series N,  6.46%, 03/30/32
(f)
.......... 400 526,273
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 8.44%, 04/20/31
(a)(b)
.......... USD 1,500 1,501,745
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
7.44%, 04/18/31 ................ 1,000 1,000,984
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.35%),
7.65%, 07/14/31 ................ 500 500,627
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 0.00%,
07/20/37 ..................... 13,500 13,500,000
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 0.00%,
07/20/37 ..................... 1,000 1,000,000
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.35%, 10/25/36
(a)
.......... 11,233 8,351,969
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 0.00%, 07/18/37
(a)
(b)
............................ 5,000 5,000,000
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 1.86% Floor +
1.86%), 7.16%, 07/15/34
(a)(b)
.......... 7,000 7,000,000
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
7.09%, 07/24/36 ................ 10,265 10,280,386
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.34%, 07/24/36 ................ 2,000 2,002,188
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.78%, 10/15/34
(a)(b)
......... 2,000 2,002,200
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.43%,
04/20/36 ..................... 1,500 1,509,486

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.88%,
04/20/36 ..................... USD 2,000 $ 2,021,883
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 10.43%,
04/20/36 ..................... 1,000 1,020,360
Total Asset-Backed Securities — 15.7%
(Cost: $1,730,309,714) ............................ 1,719,971,014
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
Airbus SE ......................... 20,375 3,083,282
BAE Systems plc .................... 711,538 11,867,112
L3Harris Technologies, Inc. ............. 58,592 13,293,939
MTU Aero Engines AG ................ 12,157 3,442,421
RTX Corp. ........................ 144,498 16,977,070
48,663,824
Air Freight & Logistics — 0.1%
Hyundai Glovis Co. Ltd. ............... 6,779 603,384
United Parcel Service, Inc. , Class B ....... 115,123 15,008,586
15,611,970
Automobile Components — 0.1%
Aptiv plc
(e)
......................... 55,769 3,869,811
Lear Corp. ........................ 11,751 1,434,092
5,303,903
Automobiles — 0.1%
General Motors Co. .................. 190,861 8,458,960
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA ....... 1,131,332 11,857,736
Bank Rakyat Indonesia Persero Tbk. PT .... 29,852,400 8,589,732
CaixaBank SA ...................... 610,163 3,558,618
Citigroup, Inc. ...................... 266,045 17,261,000
Citizens Financial Group, Inc. ........... 491,244 20,961,382
E.Sun Financial Holding Co. Ltd. ......... 34,054 27,590
First Citizens BancShares, Inc. , Class A ..... 9,205 19,217,186
HSBC Holdings plc .................. 433,394 3,941,329
KBC Group NV ..................... 63,482 4,910,074
M&T Bank Corp. .................... 73,218 12,605,943
Metropolitan Bank & Trust Co. ........... 739,350 870,002
Nordea Bank Abp ................... 279,338 3,271,105
Sberbank of Russia PJSC
(e)(g)
............ 877,548 103
UniCredit SpA ...................... 131,648 5,407,403
Wells Fargo & Co. ................... 445,168 26,416,269
138,895,472
Beverages — 0.2%
Diageo plc ........................ 556,201 17,306,185
Keurig Dr Pepper, Inc. ................ 94,320 3,233,290
Pernod Ricard SA ................... 27,732 3,710,742
24,250,217
Biotechnology — 0.2%
AbbVie, Inc. ....................... 116,157 21,526,215
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. , ADR ......... 84,105 6,631,679
Poya International Co. Ltd. ............. 94 1,470
6,633,149
Security
Shares
Shares Value
Building Products — 0.3%
Allegion plc ........................ 159,545 $ 21,827,351
Assa Abloy AB , Class B ............... 115,258 3,510,103
Cie de Saint-Gobain SA ............... 64,054 5,494,921
Johnson Controls International plc ........ 85,952 6,149,006
36,981,381
Capital Markets — 0.5%
Charles Schwab Corp. (The) ............ 162,821 10,614,301
CVC Capital Partners plc
(b)(c)(e)
........... 52,674 989,347
Intercontinental Exchange, Inc. .......... 115,760 17,544,586
London Stock Exchange Group plc ........ 34,470 4,195,886
Moody's Corp. ...................... 27,530 12,566,894
MSCI, Inc. ........................ 4,170 2,254,969
Partners Group Holding AG ............. 3,139 4,225,232
State Street Corp. ................... 25,950 2,204,971
54,596,186
Chemicals — 0.3%
Air Liquide SA ...................... 90,339 16,483,124
Air Products & Chemicals, Inc. ........... 24,733 6,525,802
International Flavors & Fragrances, Inc. ..... 51,120 5,085,418
Linde plc ......................... 759 344,206
Linde plc ......................... 6,867 3,124,015
Novonesis (Novozymes) B , Class B ....... 40,776 2,595,689
Sherwin-Williams Co. (The) ............. 6,725 2,359,130
36,517,384
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 3,027 2,312,446
Republic Services, Inc. ................ 81,942 15,922,970
Waste Management, Inc. ............... 5,233 1,060,520
19,295,936
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 223,860 10,846,017
Construction & Engineering — 0.1%
EMCOR Group, Inc. .................. 967 363,051
Ferrovial SE
(h)
...................... 128,883 5,125,134
MasTec, Inc.
(e)
...................... 2,073 228,092
McDermott International Ltd.
(e)
........... 165,884 36,494
MYR Group, Inc.
(e)
................... 1,413 198,498
Quanta Services, Inc. ................. 1,831 485,911
Vinci SA .......................... 50,390 5,750,405
12,187,585
Construction Materials — 0.0%
CRH plc .......................... 37,389 3,180,200
Consumer Finance — 0.1%
Capital One Financial Corp. ............. 15,320 2,319,448
Kaspi.KZ JSC , ADR
(c)
................. 22,838 2,971,909
5,291,357
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. ............... 3,679 3,024,138
Dollar General Corp. ................. 47,704 5,743,085
Dollar Tree, Inc.
(e)
.................... 26,640 2,779,618
Wal-Mart de Mexico SAB de CV .......... 512,925 1,706,905
Walmart, Inc. ....................... 40,982 2,813,004
16,066,750
Containers & Packaging — 0.2%
Amcor plc ......................... 208,756 2,198,201
Avery Dennison Corp. ................. 10,149 2,200,608
Ball Corp. ......................... 30,358 1,937,751
Sealed Air Corp. .................... 268,512 10,216,881
16,553,441

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Distributors — 0.0%
Genuine Parts Co. ................... 598 $ 87,972
LKQ Corp. ........................ 22,215 921,922
1,009,894
Diversified REITs — 0.2%
Cromwell European REIT
(c)
............. 1,077,020 1,631,847
Essential Properties Realty Trust, Inc. ...... 112,340 3,324,140
LondonMetric Property plc .............. 3,007,436 7,775,658
Merlin Properties Socimi SA ............ 456,247 5,210,287
17,941,932
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ......................... 140,986 2,713,980
Cellnex Telecom SA
(b)(c)
................ 323,473 11,281,682
Koninklijke KPN NV .................. 3,146,568 12,398,062
TELUS Corp. ...................... 1,046,117 16,889,109
Verizon Communications, Inc. ........... 211,311 8,562,322
51,845,155
Electric Utilities — 1.4%
American Electric Power Co., Inc. ......... 72,194 7,083,675
CK Infrastructure Holdings Ltd. ........... 538,500 3,591,659
CLP Holdings Ltd. ................... 145,500 1,248,772
Duke Energy Corp. .................. 101,848 11,128,931
Edison International .................. 114,262 9,142,103
Enel SpA ......................... 909,801 6,495,230
Entergy Corp. ...................... 127,011 14,729,466
Evergy, Inc. ........................ 144,148 8,360,584
Eversource Energy .................. 83,103 5,394,216
Exelon Corp. ....................... 438,466 16,310,935
FirstEnergy Corp. ................... 15,062 631,248
Kansai Electric Power Co., Inc. (The) ...... 375,200 6,421,847
NextEra Energy, Inc. ................. 259,061 19,789,670
PG&E Corp. ....................... 830,646 15,159,290
Pinnacle West Capital Corp. ............ 5,191 444,298
PPL Corp. ........................ 263,575 7,833,449
Southern Co. (The) .................. 68,420 5,714,438
Terna - Rete Elettrica Nazionale .......... 337,170 2,807,702
Xcel Energy, Inc. .................... 199,648 11,635,485
153,922,998
Electrical Equipment — 0.3%
Eaton Corp. plc ..................... 3,866 1,178,318
Emerson Electric Co. ................. 7,119 833,706
GE Vernova, Inc.
(e)
................... 2,794 498,003
Generac Holdings, Inc.
(e)
............... 1,687 262,632
Hubbell, Inc. ....................... 40,433 15,997,316
nVent Electric plc .................... 3,974 288,632
Schneider Electric SE ................. 17,261 4,160,510
Sensata Technologies Holding plc ......... 131,993 5,146,407
Vertiv Holdings Co. , Class A ............ 4,003 315,036
28,680,560
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A .............. 17,342 1,114,397
Hexagon AB , Class B ................. 241,675 2,461,326
Jabil, Inc. ......................... 17,872 2,013,638
Keysight Technologies, Inc.
(e)
............ 42,684 5,957,406
11,546,767
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 532,889 20,633,462
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(g)(i)
.............. 24,388 —
Schlumberger NV ................... 24,597 1,187,789
21,821,251
Security
Shares
Shares Value
Entertainment — 0.1%
Electronic Arts, Inc. .................. 57,452 $ 8,671,805
Financial Services — 0.4%
Fidelity National Information Services, Inc. ... 212,783 16,348,118
Jack Henry & Associates, Inc. ........... 12,706 2,178,825
Mastercard, Inc. , Class A ............... 17,578 8,151,094
Travelport Finance SARL
(e)(g)
............ 246 661,713
Visa, Inc. , Class A ................... 24,661 6,551,688
Voya Financial, Inc. .................. 88,152 6,411,295
40,302,733
Food Products — 0.5%
Kraft Heinz Co. (The) ................. 402,520 14,172,729
Mondelez International, Inc. , Class A ....... 305,302 20,867,392
Nestle SA (Registered) ................ 230,385 23,336,308
58,376,429
Gas Utilities — 0.0%
ENN Energy Holdings Ltd. .............. 157,600 1,102,769
Osaka Gas Co. Ltd. .................. 97,500 2,206,830
3,309,599
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd. ........ 88,845 7,449,810
CSX Corp. ........................ 165,312 5,802,451
Norfolk Southern Corp. ................ 15,446 3,854,704
Union Pacific Corp. .................. 104,787 25,854,097
West Japan Railway Co. ............... 100,000 1,968,704
44,929,766
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ............... 438,218 15,696,969
Koninklijke Philips NV
(e)
................ 207,712 5,834,565
Medtronic plc ...................... 120,684 9,693,339
ResMed, Inc. ...................... 7,186 1,532,414
32,757,287
Health Care Providers & Services — 1.0%
Cardinal Health, Inc. .................. 163,415 16,477,134
Cencora, Inc. ...................... 9,861 2,345,735
Cigna Group (The) ................... 23,165 8,076,940
CVS Health Corp. ................... 310,972 18,760,941
Elevance Health, Inc. ................. 16,008 8,516,736
Envision Healthcare Corp., (Acquired 11/03/23,
cost $302,230)
(e)(i)
................. 37,379 387,807
HCA Healthcare, Inc. ................. 6,116 2,220,414
Humana, Inc. ...................... 16,878 6,103,254
Labcorp Holdings, Inc. ................ 72,045 15,521,375
McKesson Corp. .................... 3,897 2,404,527
UnitedHealth Group, Inc. ............... 50,303 28,982,576
Universal Health Services, Inc. , Class B .... 10,175 2,175,008
111,972,447
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ....... 40,071 4,699,928
Assura plc ........................ 16,703,941 8,766,006
CareTrust REIT, Inc. .................. 187,730 5,061,201
Community Healthcare Trust, Inc. ......... 36,309 790,084
Healthpeak Properties, Inc. ............. 620,109 13,530,778
Omega Healthcare Investors, Inc. ......... 140,485 5,113,654
Target Healthcare REIT plc ............. 1,645,408 1,724,985
Welltower, Inc. ...................... 47,946 5,333,993
45,020,629
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 5,235 2,244,245
New TOPCO
(e)(g)(j)
.................... 12,872 —

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. ................... 5,188 $ 689,122
2,933,367
Household Durables — 0.2%
Newell Brands, Inc. .................. 380,166 3,265,626
Sony Group Corp. , ADR ............... 77,842 6,896,023
Taylor Wimpey plc ................... 7,557,026 15,493,230
25,654,879
Household Products — 0.0%
Reckitt Benckiser Group plc ............. 73,063 3,930,325
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 23,284 414,222
Innergex Renewable Energy, Inc. ......... 274,053 1,883,724
Northland Power, Inc. ................. 100,650 1,683,271
3,981,217
Industrial Conglomerates — 0.1%
Siemens AG (Registered) .............. 29,903 5,475,153
Industrial REITs — 0.5%
EastGroup Properties, Inc. ............. 27,657 5,171,583
ESR Kendall Square REIT Co. Ltd. ........ 571,963 2,055,225
Goodman Group .................... 154,669 3,570,705
Lineage, Inc.
(e)
...................... 90,923 7,990,313
Prologis, Inc. ....................... 67,670 8,529,804
Rexford Industrial Realty, Inc. ........... 103,291 5,175,912
Segro plc ......................... 441,313 5,194,524
STAG Industrial, Inc. ................. 134,635 5,494,454
Warehouses De Pauw CVA ............. 224,459 6,080,411
49,262,931
Insurance — 0.7%
American International Group, Inc. ........ 172,384 13,657,984
ASR Nederland NV .................. 59,142 2,971,429
Assurant, Inc. ...................... 48,879 8,547,471
Brown & Brown, Inc. .................. 22,133 2,200,684
Fidelity National Financial, Inc. , Class A ..... 161,898 8,970,768
Globe Life, Inc. ..................... 23,836 2,210,551
Hartford Financial Services Group, Inc. (The) . 20,375 2,259,995
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 7,008 3,451,614
Prudential plc ...................... 699,451 6,312,119
Tryg A/S .......................... 224,208 4,908,837
Willis Towers Watson plc ............... 28,774 8,122,325
Zurich Insurance Group AG ............. 22,285 12,251,631
75,865,408
Interactive Media & Services — 0.3%
Alphabet, Inc. , Class A ................ 110,889 19,021,899
Meta Platforms, Inc. , Class A ............ 37,179 17,653,705
36,675,604
IT Services — 0.4%
Accenture plc , Class A ................ 73,954 24,450,672
Cognizant Technology Solutions Corp. , Class A 175,350 13,270,488
NEXTDC Ltd.
(e)
..................... 154,753 1,704,176
SUNeVision Holdings Ltd. .............. 10,085,000 3,545,430
42,970,766
Leisure Products — 0.1%
Hasbro, Inc. ....................... 90,213 5,815,130
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc.
(e)
................ 128,121 3,534,858
Security
Shares
Shares Value
Machinery — 0.3%
Caterpillar, Inc. ..................... 2,761 $ 955,858
CNH Industrial NV ................... 476,376 5,073,404
Dover Corp. ....................... 1,332 245,434
Epiroc AB , Class A ................... 88,061 1,643,693
Komatsu Ltd. ...................... 200,200 5,691,200
Otis Worldwide Corp. ................. 190,061 17,960,765
Stanley Black & Decker, Inc. ............ 22,617 2,388,808
Volvo AB , Class B ................... 130,708 3,335,768
Weir Group plc (The) ................. 13,323 347,794
37,642,724
Media — 0.3%
Cheil Worldwide, Inc. ................. 12,819 165,982
Comcast Corp. , Class A ............... 326,745 13,484,766
Fox Corp. , Class A ................... 149,156 5,673,894
Learfield Communications LLC, (Acquired
09/13/23, cost $160,629)
(e)(g)(i)
......... 12,784 830,960
Omnicom Group, Inc. ................. 22,968 2,251,783
WPP plc .......................... 925,365 8,926,148
31,333,533
Metals & Mining — 0.1%
Alrosa PJSC
(e)(g)
..................... 607,124 72
Freeport-McMoRan, Inc. ............... 13,992 635,377
Novolipetsk Steel PJSC
(e)(g)
............. 14 —
Southern Copper Corp. ................ 7,430 792,112
Teck Resources Ltd. , Class B ........... 122,331 5,996,486
United States Steel Corp. .............. 88,237 3,625,658
11,049,705
Multi-Utilities — 0.8%
CenterPoint Energy, Inc. ............... 232,228 6,444,327
CMS Energy Corp. ................... 104,445 6,768,036
Consolidated Edison, Inc. .............. 97,929 9,550,036
Dominion Energy, Inc. ................. 205,285 10,974,536
National Grid plc .................... 1,248,680 15,843,476
NiSource, Inc. ...................... 250,997 7,843,656
Public Service Enterprise Group, Inc. ...... 73,902 5,895,163
Sempra .......................... 109,573 8,772,414
WEC Energy Group, Inc. ............... 109,917 9,459,457
81,551,101
Office REITs — 0.1%
BXP, Inc. ......................... 118,065 8,419,215
Oil, Gas & Consumable Fuels — 1.5%
Antero Resources Corp.
(e)
.............. 6,207 180,127
BP plc ........................... 2,780,781 16,437,509
Cameco Corp. ...................... 12,269 558,117
Cheniere Energy, Inc. ................. 71,495 13,057,847
Chesapeake Energy Corp. ............. 3,245 247,691
Chevron Corp. ...................... 17,925 2,876,425
Coterra Energy, Inc. .................. 13,896 358,517
DT Midstream, Inc. ................... 72,253 5,444,986
Enbridge, Inc. ...................... 111,647 4,178,322
Energy Transfer LP .................. 236,163 3,842,372
Enterprise Products Partners LP .......... 127,183 3,670,501
EQT Corp. ........................ 8,248 284,638
Gibson Energy, Inc. .................. 30,689 501,462
Hess Corp. ........................ 21,360 3,277,051
Kinder Morgan, Inc. .................. 91,246 1,928,028
Koninklijke Vopak NV ................. 107,472 4,801,109
Kosmos Energy Ltd.
(e)
................. 1,552,039 8,582,776
LUKOIL PJSC
(e)(g)
.................... 417,114 49
MPLX LP ......................... 91,974 3,938,327
Novatek PJSC
(e)(g)
................... 690 —
ONEOK, Inc. ....................... 6,266 522,146

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Pembina Pipeline Corp. ............... 147,005 $ 5,697,488
Plains All American Pipeline LP .......... 214,182 3,895,971
Range Resources Corp. ............... 5,588 174,513
Shell plc .......................... 868,158 31,701,534
Southwestern Energy Co.
(e)
............. 28,109 181,303
Suncor Energy, Inc. .................. 191,518 7,645,398
Sunoco LP ........................ 16,653 914,583
Targa Resources Corp. ................ 58,152 7,866,803
TC Energy Corp. .................... 348,469 14,793,505
Uranium Energy Corp.
(e)
............... 19,510 115,694
Western Midstream Partners LP .......... 65,487 2,679,728
Williams Cos., Inc. (The) ............... 320,194 13,749,130
164,103,650
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ ................. 87,445 2,892,334
Personal Care Products — 0.2%
Godrej Consumer Products Ltd. .......... 100,754 1,737,465
L'Oreal SA ........................ 34,025 14,714,038
Unilever plc ........................ 87,097 5,352,521
21,804,024
Pharmaceuticals — 1.2%
AstraZeneca plc .................... 187,949 29,859,624
Bayer AG (Registered) ................ 199,522 5,935,919
Bristol-Myers Squibb Co. ............... 60,948 2,898,687
Eli Lilly & Co. ...................... 6,022 4,843,314
GSK plc , ADR ...................... 64,624 2,505,472
Merck KGaA ....................... 20,275 3,622,582
Novartis AG (Registered) .............. 32,414 3,618,305
Novo Nordisk A/S , Class B ............. 231,381 30,656,339
Sanofi SA ......................... 341,449 35,200,843
Zoetis, Inc. , Class A .................. 47,194 8,496,808
127,637,893
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc. .......... 953,468 10,373,732
Experian plc ....................... 81,134 3,827,902
Leidos Holdings, Inc. ................. 78,260 11,300,744
NMG, Inc.
(e)
........................ 3,714 423,396
Paychex, Inc. ...................... 17,486 2,238,558
RELX plc ......................... 528,507 24,875,936
SS&C Technologies Holdings, Inc. ........ 217,613 15,874,868
68,915,136
Real Estate Management & Development — 0.2%
ADLER Group SA
(b)(c)(e)
................ 44,273 7,781
CK Asset Holdings Ltd. ................ 2,025,000 7,737,670
VGP NV .......................... 20,405 2,210,813
Vonovia SE ........................ 146,431 4,489,605
Wharf Real Estate Investment Co. Ltd. ..... 1,382,000 3,397,536
17,843,405
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 29,934 6,134,075
Mid-America Apartment Communities, Inc. ... 44,493 6,218,787
Sun Communities, Inc. ................ 86,693 10,986,604
UNITE Group plc (The) ................ 439,365 5,385,399
28,724,865
Retail REITs — 0.1%
Link REIT ......................... 2,162,500 9,123,636
Region RE Ltd.
(j)
.................... 1,707,995 2,543,227
11,666,863
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc. ................ 65,396 $ 13,877,031
ASML Holding NV ................... 7,729 7,197,024
Lam Research Corp. ................. 509 468,911
Taiwan Semiconductor Manufacturing Co. Ltd. 968,000 28,237,833
Texas Instruments, Inc. ................ 123,545 25,179,706
74,960,505
Software — 0.7%
Microsoft Corp. ..................... 129,299 54,092,237
Oracle Corp. ....................... 86,293 12,033,559
Salesforce, Inc. ..................... 58,090 15,033,692
81,159,488
Specialized REITs — 1.0%
American Tower Corp. ................ 80,848 17,818,899
Crown Castle, Inc. ................... 150,613 16,579,479
Digital Realty Trust, Inc. ............... 28,978 4,331,921
EPR Properties ..................... 202,220 9,099,900
Equinix, Inc. ....................... 24,196 19,120,647
Extra Space Storage, Inc. .............. 42,343 6,758,790
Iron Mountain, Inc. ................... 7,829 802,942
SBA Communications Corp. ............ 93,442 20,514,257
VICI Properties, Inc. .................. 394,290 12,325,506
107,352,341
Specialty Retail — 0.2%
Home Depot, Inc. (The) ............... 53,001 19,512,848
Industria de Diseno Textil SA ............ 66,293 3,221,102
Lowe's Cos., Inc. .................... 7,873 1,932,900
Tractor Supply Co. ................... 6,745 1,776,094
26,442,944
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. ........................ 111,871 24,844,312
HP, Inc. .......................... 292,250 10,547,303
Samsung Electronics Co. Ltd. , GDR
(b)(c)
..... 16,975 26,108,479
61,500,094
Textiles, Apparel & Luxury Goods — 0.3%
Cie Financiere Richemont SA (Registered) ... 15,784 2,407,555
LVMH Moet Hennessy Louis Vuitton SE ..... 33,565 23,675,489
NIKE, Inc. , Class B .................. 57,642 4,315,080
Swatch Group AG (The) ............... 21,184 4,362,950
Tapestry, Inc. ....................... 46,402 1,860,256
36,621,330
Tobacco — 0.3%
British American Tobacco plc ............ 511,683 18,155,041
Philip Morris International, Inc. ........... 155,986 17,963,348
36,118,389
Trading Companies & Distributors — 0.0%
Azelis Group NV .................... 95,442 1,808,042
Fastenal Co. ....................... 31,919 2,258,269
4,066,311
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(c)
.................... 102,453 19,465,935
Aeroports de Paris SA ................ 16,925 2,223,714
Athens International Airport SA ........... 434,892 3,747,410
Atlas Arteria Ltd.
(j)
................... 1,354,399 4,651,808
Auckland International Airport Ltd. ........ 1,698,551 7,561,477
Flughafen Zurich AG (Registered) ......... 41,362 9,572,561
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 91,915 4,667,748
Getlink SE ........................ 119,355 2,126,890
Japan Airport Terminal Co. Ltd. .......... 98,800 3,606,623
Salik Co. PJSC ..................... 1,439,053 1,320,761

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Transurban Group
(j)
.................. 2,279,197 $ 19,450,202
78,395,129
Water Utilities — 0.0%
Severn Trent plc .................... 96,992 3,206,524
Wireless Telecommunication Services — 0.1%
Mobile TeleSystems PJSC
(e)(g)
........... 26,804 3
Tele2 AB , Class B ................... 357,467 3,680,360
Vodafone Group plc .................. 5,813,101 5,439,610
9,119,973
Total Common Stocks — 22.9%
(Cost: $2,184,463,215) ............................ 2,501,596,313
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 1,170 1,195,961
Boeing Co. (The)
2.20%, 02/04/26 .................. 3,862 3,675,483
6.26%, 05/01/27
(b)
................. 4,159 4,249,810
5.15%, 05/01/30 .................. 8,009 7,887,228
6.39%, 05/01/31
(b)
................. 2,860 2,986,032
6.53%, 05/01/34
(b)
................. 921 966,804
6.86%, 05/01/54
(b)
................. 642 679,650
7.01%, 05/01/64
(b)
................. 414 438,822
Bombardier, Inc.
(b)
7.88%, 04/15/27 .................. 230 230,349
6.00%, 02/15/28 .................. 202 201,420
8.75%, 11/15/30 .................. 285 308,851
7.25%, 07/01/31 .................. 555 571,351
7.00%, 06/01/32 .................. 280 286,290
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 510 485,246
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 932 981,221
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 700 695,812
L3Harris Technologies, Inc.
4.40%, 06/15/28 .................. 1,136 1,120,797
5.05%, 06/01/29 .................. 480 485,431
1.80%, 01/15/31 .................. 72 59,650
5.40%, 07/31/33 .................. 1,293 1,316,658
5.35%, 06/01/34 .................. 829 840,649
4.85%, 04/27/35 .................. 229 222,116
Lockheed Martin Corp.
5.25%, 01/15/33 .................. 90 93,380
4.75%, 02/15/34 .................. 263 263,242
4.80%, 08/15/34 .................. 199 199,675
Northrop Grumman Corp.
3.25%, 01/15/28 .................. 640 612,145
4.60%, 02/01/29 .................. 231 231,035
RTX Corp.
6.70%, 08/01/28 .................. 625 671,881
4.13%, 11/16/28 .................. 999 978,137
2.25%, 07/01/30 .................. 376 329,354
5.15%, 02/27/33 .................. 934 947,261
6.10%, 03/15/34 .................. 799 861,051
Spirit AeroSystems, Inc.
(b)
9.38%, 11/30/29 .................. 446 482,707
9.75%, 11/15/30 .................. 432 481,462
TransDigm, Inc.
(b)
6.75%, 08/15/28 .................. 1,847 1,882,503
6.38%, 03/01/29 .................. 3,290 3,351,196
7.13%, 12/01/31 .................. 1,066 1,106,388
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.63%, 03/01/32 .................. USD 3,409 $ 3,486,816
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 893 940,589
46,804,453
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 573 496,528
Automobile Components — 0.3%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
423 431,438
Clarios Global LP
4.38%, 05/15/26
(c)
................. EUR 1,624 1,754,621
8.50%, 05/15/27
(b)
................. USD 2,381 2,398,777
6.75%, 05/15/28
(b)
................. 546 556,002
Dana Financing Luxembourg SARL
(c)
3.00%, 07/15/29 .................. EUR 375 367,248
8.50%, 07/15/31 .................. 837 981,347
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 481 479,860
Forvia SE
(c)
7.25%, 06/15/26 .................. EUR 132 148,768
2.75%, 02/15/27 .................. 1,342 1,398,082
3.75%, 06/15/28 .................. 748 787,365
5.50%, 06/15/31 .................. 1,378 1,516,768
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 473 480,953
Gates Corp., 6.88%, 07/01/29
(b)
......... 327 332,971
Goodyear Europe BV, 2.75%, 08/15/28
(c)
.... EUR 827 811,878
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 .................. USD 352 332,218
5.63%, 04/30/33 .................. 66 60,734
Icahn Enterprises LP
6.25%, 05/15/26 .................. 193 192,379
5.25%, 05/15/27 .................. 614 588,881
9.75%, 01/15/29
(b)
................. 295 310,653
4.38%, 02/01/29 .................. 408 355,045
9.00%, 06/15/30
(b)
................. 216 218,806
IHO Verwaltungs GmbH
(c)(k)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 ..................... EUR 1,134 1,211,877
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... 906 959,683
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
.................... 1,164 1,346,346
Mahle GmbH
(c)
2.38%, 05/14/28 .................. 1,600 1,523,981
6.50%, 05/02/31 .................. 2,120 2,336,242
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... USD 71 72,421
Schaeffler AG, 4.75%, 08/14/29
(c)
........ EUR 500 546,755
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 563 510,957
Valeo SE, 1.00%, 08/03/28
(c)
........... EUR 900 861,490
ZF Europe Finance BV
(c)
2.00%, 02/23/26 .................. 1,700 1,772,484
2.50%, 10/23/27 .................. 2,300 2,344,927
4.75%, 01/31/29 .................. 500 539,813
6.13%, 03/13/29 .................. 900 1,025,414
ZF Finance GmbH
(c)
5.75%, 08/03/26 .................. 1,200 1,331,167
2.00%, 05/06/27 .................. 2,300 2,329,246
2.75%, 05/25/27 .................. 400 413,145
2.25%, 05/03/28 .................. 2,200 2,194,164
35,824,906
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(b)
................ USD 490 491,975
10.38%, 03/31/29
(c)
................ GBP 2,049 2,635,501
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
................ USD 336 325,940
Ford Motor Co., 3.25%, 02/12/32 ........ 2,161 1,814,010

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
General Motors Co., 5.00%, 10/01/28 ..... USD 72 $ 72,258
Hyundai Capital America
(b)
6.25%, 11/03/25 .................. 971 983,583
6.50%, 01/16/29 .................. 453 479,137
5.80%, 04/01/30 .................. 391 405,606
5.70%, 06/26/30 .................. 510 527,409
6.20%, 09/21/30 .................. 948 1,005,239
Nissan Motor Acceptance Co. LLC
(b)
2.75%, 03/09/28 .................. 25 22,625
2.45%, 09/15/28 .................. 101 88,856
7.05%, 09/15/28 .................. 717 754,134
RCI Banque SA
(a)(c)
(5-Year EUR Swap Annual + 2.85%), 2.63%,
02/18/30 ..................... EUR 5,800 6,204,231
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................ 2,300 2,536,206
18,346,710
Banks — 4.1%
ABN AMRO Bank NV
(a)(c)(l)
(5-Year EUR Swap Annual + 4.67%), 4.38% 3,900 4,146,911
(5-Year EUR Swap Annual + 4.24%), 6.88% 2,900 3,236,604
Banca Monte dei Paschi di Siena SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71%, 01/18/28 ..... 1,034 1,201,666
(3-mo. EURIBOR + 2.05%), 4.75%,
03/15/29 ..................... 800 881,336
Banco Bilbao Vizcaya Argentaria SA
(a)(l)
Series 9, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.19%),
6.50% ....................... USD 1,200 1,195,353
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(c)
...................... EUR 1,400 1,627,756
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.10%), 9.38% USD 1,000 1,078,223
(5-Year EUR Swap Annual + 4.27%),
6.88%
(c)
...................... EUR 3,200 3,463,200
Banco BPM SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
7.25%
(l)
...................... 2,200 2,440,474
(5-Year EUR Swap Annual + 3.17%), 2.88%,
06/29/31 ..................... 2,220 2,320,191
(5-Year EUR Swap Annual + 3.40%), 3.38%,
01/19/32 ..................... 1,748 1,841,357
Banco Bradesco SA, 3.20%, 01/27/25
(c)
.... USD 601 591,684
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a)(b)(l)
......... 337 352,923
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a)(c)
............... EUR 2,300 2,802,313
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(l)
...................... 3,800 4,045,721
(5-Year EUR Swap Annual + 5.17%),
5.00%
(l)
...................... 1,200 1,220,695
(5-Year EUR Swap Annual + 2.95%), 2.50%,
04/15/31 ..................... 1,000 1,052,068
(5-Year EUR Swap Annual + 3.15%), 6.00%,
08/16/33 ..................... 1,100 1,253,185
Banco Espirito Santo SA
(c)(d)(e)
2.63%, 05/08/17 .................. 800 242,424
4.75%, 01/15/18 .................. 1,500 454,545
4.00%, 07/30/24 .................. 5,400 1,636,362
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(l)
......... USD 764 $ 728,665
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
732 574,620
Banco Santander SA
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a)(c)(l)
.................... EUR 6,600 6,920,529
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.31%), 9.63%
(a)
(l)
........................... USD 1,200 1,306,693
(5-Year EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a)(c)(l)
.................... EUR 400 364,177
(5-Year EUR Swap Annual + 4.43%),
7.00%
(a)(c)(l)
.................... 1,200 1,327,921
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.30%), 9.63%
(a)
(l)
........................... USD 2,800 3,195,808
6.92%, 08/08/33 .................. 400 428,888
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00%
(a)
(l)
........................... 3,800 3,839,273
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
........... 571 585,275
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 1,214 1,231,251
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(c)
......... 1,018 950,242
Bank of America Corp.
(a)
(1-day SOFR + 1.75%), 4.83%, 07/22/26 . 1,261 1,254,703
(3-mo. CME Term SOFR + 1.32%), 3.56%,
04/23/27 ..................... 3,525 3,437,064
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 ..................... 3,660 3,531,603
(1-day SOFR + 2.04%), 4.95%, 07/22/28 . 2,867 2,874,827
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28 ..................... 5,299 5,064,447
(1-day SOFR + 1.06%), 2.09%, 06/14/29 . 2,089 1,888,336
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30 ..................... 2,314 2,228,603
Bank of Cyprus PCL
(a)(c)
(1-Year EUR Swap Annual + 2.79%), 2.50%,
06/24/27 ..................... EUR 525 552,556
(3-mo. EURIBOR + 1.97%), 5.00%,
05/02/29 ..................... 1,611 1,756,634
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c)(l)
..................... 2,339 2,576,745
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c)(l)
..................... 3,759 4,072,348
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26
(b)
.................... USD 503 507,356
Bankinter SA
(a)(c)(l)
(5-Year EUR Swap Annual + 6.71%), 6.25% EUR 2,000 2,186,199
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38% ....................... 3,200 3,611,217
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(m)
.................... USD 347 356,549
Barclays plc
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a)(c)(l)
.................... GBP 284 364,689
3.65%, 03/16/25 .................. USD 1,056 1,043,936
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a)(l)
.. GBP 3,252 4,167,649

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13%
(a)
(l)
........................... USD 5,525 $ 5,454,316
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(l)
. GBP 4,626 5,842,883
4.38%, 01/12/26 .................. USD 200 198,142
5.20%, 05/12/26 .................. 1,009 1,007,029
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.05%), 7.33%,
11/02/26
(a)
.................... 1,151 1,176,244
(1-day SOFR + 2.21%), 5.83%, 05/09/27
(a)
3,904 3,947,753
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(l)
. GBP 3,700 4,899,826
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28%,
11/24/27
(a)
.................... USD 1,373 1,288,421
(1-day SOFR + 1.49%), 5.67%, 03/ 12/28
(a)
2,004 2,030,850
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38%
(a)
(l)
........................... 1,762 1,528,280
4.84%, 05/09/28 .................. 347 341,198
(BPSWS5 + 5.64%), 9.25%
(a)(l)
........ GBP 1,834 2,460,400
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00%
(a)
(l)
........................... USD 3,350 3,440,611
(USISSO05 + 5.78%), 9.63%
(a)(l)
....... 4,920 5,373,142
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
.................... 825 807,116
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a)(c)
.......... 558 520,687
BNP Paribas SA
(5-Year USD Swap Semi + 5.15%), 7.38%
(a)
(b)(l)
......................... 1,000 1,004,017
4.38%, 09/28/25
(b)
................. 935 924,140
4.38%, 05/12/26
(b)
................. 287 282,209
(1-day SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
1,545 1,459,732
4.63%, 03/13/27
(b)
................. 611 603,672
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.35%), 8.50%
(a)
(b)(l)
......................... 6,123 6,422,341
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.90%), 7.75%
(a)
(b)(l)
......................... 8,186 8,431,561
(5-Year US Treasury Yield C urve Rate T
Note Constant Maturity + 4.90%), 7.75%
(a)
(c)(l)
......................... 1,400 1,441,997
(5-Year EUR Swap Annual + 4.65%),
6.88%
(a)(c)(l)
.................... EUR 5,600 6,273,206
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.94%), 4.50%
(a)
(b)(l)
......................... USD 2,300 1,894,617
(5-Year EURIBOR ICE Swap Rate + 4.63%),
7.38%
(a)(c)(l)
.................... EUR 400 456,792
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.34%), 4.63%
(a)
(b)(l)
......................... USD 8,531 7,145,153
BPCE SA, (1-day SOFR + 1.85%), 5.94%,
05/30/35
(a)(b)
.................... 1,265 1,290,054
CaixaBank SA
(a)(c)(l)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 3,200 3,411,252
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,200 1,291,713
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 4,800 5,469,631
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.82%), 3.89%,
01/10/28 ..................... USD 2,542 $ 2,480,196
(1-day SOFR + 1.28%), 3.07%, 02/24/28 . 1,626 1,554,218
Series AA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(l)
...................... 179 186,157
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(l)
...................... 952 952,720
(1-day SOFR + 1.42%), 2.98%, 11/05/30 . 425 386,383
(1-day SOFR + 1.15%), 2.67%, 01/29/31 . 828 737,146
(1-day SOFR + 3.91%), 4.41%, 03/31/31 . 281 273,123
(1-day SOFR + 2.11%), 2.57%, 06/03/31 . 405 355,792
(1-day SOFR + 1.17%), 2.56%, 05/01/32 . 665 567,366
(1-day SOFR + 2.09%), 4.91%, 05/24/33 . 646 634,568
(1-day SOFR + 2.66%), 6.17%, 05/25/34 . 363 376,834
Series DD, (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00%
(l)
................ 1,245 1,262,936
(1-day SOFR + 2.06%), 5.83%, 02/13/35 . 417 422,669
(1-day SOFR + 1.45%), 5.45%, 06/11/35 . 2,791 2,837,010
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(l)
...................... EUR 12,800 13,820,301
(5-Year EUR Swap Annual + 4.39%),
4.25%
(l)
...................... 1,800 1,744,370
(5-Year EUR Swap Annual + 6.74%),
6.50%
(l)
...................... 3,400 3,662,429
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88%
(l)
...................... 2,400 2,668,829
(3-mo. EURIBOR + 1.25%), 4.00%,
07/16/32 ..................... 500 546,076
(5-Year EURIBOR ICE Swap Rate + 4.30%),
6.50%, 12/06/32 ................ 500 576,600
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 ..................... GBP 900 1,244,643
(5-Year EURIBOR ICE Swap Rate + 3.70%),
6.75%, 10/05/33 ................ EUR 700 823,239
Commonwealth Bank of Australia, 5.84%,
03/13/34
(b)
..................... USD 2,099 2,157,791
Cooperatieve Rabobank UA
(5-Year EUR Swap Annual + 4.10%),
4.63%
(a)(c)(l)
.................... EUR 2,200 2,345,664
3.75%, 07/21/26 .................. USD 250 243,492
(5-Year EUR Swap Annual + 4.68%),
4.38%
(a)(c)(l)
.................... EUR 1,600 1,663,540
(5-Year EUR Swap Annual + 3.72%),
4.88%
(a)(c)(l)
.................... 1,200 1,241,882
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a)(b)(l)
............... USD 13,530 12,065,755
DNB Bank ASA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.72%), 7.38%
(a)(c)(l)
............... 2,792 2,825,839
Eurobank SA, (5-Year EURIBOR ICE Swap
Rate + 2.17%), 4.88%, 04/30/31
(a)(c)
..... EUR 925 1,037,420
Fifth Third Bancorp
(a)
(1-day SOFR + 0.69%), 1.71%, 11/01/27 . USD 434 403,448
(SOFR Index + 2.19%), 6.36%, 10/27/28 . 1,277 1,322,830
(1-day SOFR + 2.34%), 6.34%, 07/27/29 . 2,008 2,092,759
(1-day SOFR + 1.84%), 5.63%, 01/29/32 . 510 518,498
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 4.37%), 6.38%
(l)
2,900 2,896,080
(BPSWS5 + 4.28%), 5.88%
(l)
......... GBP 1,147 1,432,133

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year USD Swap Rate + 3.75%), 6.00%
(l)
USD 2,600 $ 2,545,230
(1-day SOFR + 1.57%), 5.89%, 08/14/27 . 2,181 2,215,021
(5-Year USD Swap Rate + 3.61%), 6.50%
(l)
800 791,598
(1-day SOFR + 1.06%), 5.60%, 05/17/28 . 965 978,410
(1-day SOFR + 3.35%), 7.39%, 11/03/28 . 1,152 1,232,786
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c)(l)
..................... EUR 3,488 3,576,706
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60%
(l)
USD 8,505 7,372,842
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.25%), 4.70%
(l)
2,257 1,949,185
(1-day SOFR + 1.52%), 5.73%, 05/17/32 . 1,055 1,080,864
HSBC USA, Inc., 5.29%, 03/04/27 ....... 200 202,810
Huntington Bancshares, Inc., (SOFR Index +
1.87%), 5.71%, 02/02/35
(a)
........... 1,734 1,753,004
ING Groep NV
(a)(l)
(5-Year USD Swap Semi + 4.45%), 6.50% 1,710 1,703,802
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 679 658,164
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 11,155 9,608,641
(5-Year US Treasury Yield Curve Rate T
Note Cons tant Maturity + 3.71%), 7.50%
(c)
932 948,263
(USISSO05 + 4.36%), 8.00%
(c)
........ 7,000 7,335,860
Intesa Sanpaolo SpA
5.71%, 01/15/26
(b)
................. 1,289 1,287,634
Series */*, (5-Year EUR Swap Annual +
7.19%), 7.75%
(a)(c)(l)
.............. EUR 6,127 6,880,004
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(l)
.................... 4,832 5,121,784
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a)(c)(l)
.................... 775 939,403
5.15%, 06/10/30
(c)
................. GBP 1,941 2,363,349
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a)(c)(l)
.................... EUR 930 990,209
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
................... USD 489 423,372
8.51%, 09/20/32
(c)
................. GBP 1,432 2,045,491
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
................... USD 362 280,636
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 713 703,325
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 0.70%), 1.04%,
02/04/27 ..................... 464 437,227
(1-day SOFR + 0.77%), 1.47%, 09/22/27 . 2,968 2,762,646
(1-day SOFR + 1.89%), 2.18%, 06/01/28 . 1,181 1,099,039
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29 ..................... 3,670 3,569,137
(1-day SOFR + 1.45%), 5.30%, 07/24/29 . 2,210 2,249,312
(1-day SOFR + 1.16%), 5.58%, 04/22/30 . 5,449 5,618,981
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a)(c)(l)
........... EUR 2,000 2,324,132
KeyBank NA
3.40%, 05/20/26 .................. USD 590 567,147
3.90%, 04/13/29 .................. 594 547,809
4.90%, 08/08/32 .................. 690 638,115
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79%, 06/01/33 . 1,014 950,201
(SOFR Index + 2.42%), 6.40%, 03/06/35 . 1,681 1,753,469
Lloyds Banking Group plc
(a)(l)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.61%), 5.13% .... GBP 1,796 2,288,645
(5-Year EURIBOR ICE Swap Rate + 5.29%),
4.95%
(c)
...................... EUR 7,249 7,773,494
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 2,450 $ 2,458,622
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 4,515 4,521,447
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 3,771 5,012,635
(5-Year US Treasury Yield Curve Rate T
Note Constant M aturity + 3.91%), 8.00% USD 370 384,178
Mitsubishi UFJ Financial Group, Inc.
(a)
Series 8NC7, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48%, 02/22/31 .......... 467 480,414
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31%,
07/20/32 ..................... 305 256,858
Morgan Stanley Bank NA, (1-day SOFR +
0.87%), 5.50%, 05/26/28
(a)
........... 1,254 1,276,438
National Bank of Greece SA
(5-Year EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35
(a)(c)
.............. EUR 5,057 5,721,475
NatWest Group plc
(a)
Series *--, (5-Year USD Swap Semi +
5.72%), 8.00%
(l)
................ USD 1,200 1,213,186
Series -*-, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.63%),
6.00%
(l)
...................... 2,000 1,974,187
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13%
(l)
... GBP 1,500 1,809,077
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58%,
03/01/28 ..................... USD 1,882 1,906,258
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 8.13%
(l)
4,284 4,435,923
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.62%), 5.35%, 12/02/28 . 1,070 1,086,280
(1-day SOFR + 1.20%), 5.49%, 05/14/30 . 1,249 1,279,633
(1-day SOFR + 2.28%), 6.88%, 10/20/34 . 1,281 1,425,642
(1-day SOFR + 1.60%), 5.40%, 07/23/35 . 980 990,299
Santander Holdings USA, Inc., (1-day SOFR +
2.14%), 6.34%, 05/31/35
(a)
........... 1,124 1,151,659
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a)(c)(l)
......... 600 598,605
Societe Generale SA
(a)(l)
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
1,893 1,900,858
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.45%),
10.00%
(b)
..................... 841 887,941
(5-Year EUR Swap Annual + 5.23%),
7.88%
(c)
...................... EUR 2,200 2,449,602
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.51%), 5.38%
(b)
USD 9,591 7,983,718
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a)(b)(l)
............... 5,675 4,848,046
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28 .................. 1,635 1,673,458
1.90%, 09/17/28 .................. 580 517,931
3.04%, 07/16/29 .................. 130 119,827
5.56%, 07/09/34 .................. 2,460 2,535,008
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
.... 436 438,098
Truist Financial Corp.
1.13%, 08/03/27 .................. 38 34,084
(1-day SOFR + 0.86%), 1.89%, 06/07/29
(a)
603 539,578
(1-day SOFR + 2.45%), 7.16%, 10/30/29
(a)
2,242 2,414,952

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.62%), 5.44%, 01/24/30
(a)
USD 2,883 $ 2,927,425
(1-day SOFR + 2.36%), 5.87%, 06/08/34
(a)
376 388,001
(1-day SOFR + 1.92%), 5.71%, 01/24/35
(a)
807 825,095
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate + 7.33%),
7.50%
(c)(l)
..................... EUR 2,768 3,082,465
(5-Year EUR Swap Annual + 2.80%), 2.73%,
01/15/32
(c)
.................... 973 1,015,240
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
.................... USD 1,779 1,847,277
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55%, 07/22/28 . 443 438,597
(1-day SOFR + 2.09%), 5.85%, 10/21/33 . 1,255 1,302,740
(1-day SOFR + 2.26%), 5.84%, 06/12/34 . 1,183 1,228,066
(1-day SOFR + 1.86%), 5.68%, 01/23/35 . 1,250 1,283,941
Virgin Money UK plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 6.36%),
8.25%
(a)(c)(l)
.................... GBP 2,094 2,725,053
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28 ..................... USD 1,019 982,920
(1-day SOFR + 2.10%), 2.39%, 06/02/28 . 181 169,010
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.63%
(l)
514 546,727
(1-day SOFR + 1.74%), 5.57%, 07/25/29 . 1,907 1,952,779
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.85%
(l)
1,165 1,179,014
(1-day SOFR + 1.50%), 5.20%, 01/23/30 . 2,271 2,298,567
(1-day SOFR + 2.06%), 6.49%, 10/23/34 . 2,269 2,472,282
(1-day SOFR + 1.78%), 5.50%, 01/23/35 . 2,315 2,359,822
Westpac Banking Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.75%), 2.67%, 11/15/35
(a)
........... 374 317,777
449,729,977
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 5.00%,
06/15/34 ...................... 678 687,577
Davide Campari-Milano NV, 2.38%, 01/17/29
(c)
(m)
.......................... EUR 600 645,972
Keurig Dr Pepper, Inc.
4.60%, 05/25/28 .................. USD 133 132,543
5.05%, 03/15/29 .................. 272 276,307
3.20%, 05/01/30 .................. 181 166,713
Series 10, 5.20%, 03/15/31 ........... 302 307,787
5.30%, 03/15/34 .................. 112 113,967
2,330,866
Biotechnology — 0.1%
AbbVie, Inc.
4.80%, 03/15/29 .................. 2,097 2,124,410
3.20%, 11/21/29 .................. 2,536 2,379,364
4.95%, 03/15/31 .................. 1,182 1,205,225
Amgen, Inc.
5.15%, 03/02/28 .................. 2,820 2,858,495
4.20%, 03/01/33 .................. 691 653,107
5.25%, 03/02/33 .................. 1,225 1,244,961
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 .................. EUR 1,424 1,428,907
6.25%, 04/01/28 .................. GBP 1,005 1,189,007
Gilead Sciences, Inc., 5.25%, 10/15/33 .... USD 1,951 2,005,956
Grifols SA, 2.25%, 11/15/27
(c)
.......... EUR 290 290,097
15,379,529
Broadline Retail — 0.0%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 .................. USD 358 342,359
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
2.13%, 02/09/31 .................. USD 216 $ 182,937
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 646 562,464
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
..................... 29 28,550
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 .................. 155 145,968
8.25%, 08/01/31 .................. 607 636,590
Match Group Holdings II LLC
(b)
5.63%, 02/15/29 .................. 250 243,328
3.63%, 10/01/31 .................. 162 139,713
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... 867 870,903
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 7.46%, 07/01/29
(a)(c)
. EUR 1,061 1,156,865
Rakuten Group, Inc.
(b)
11.25%, 02/15/27 ................. USD 353 381,402
9.75%, 04/15/29 .................. 398 421,348
5,112,427
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 .................. 283 277,158
6.38%, 06/15/30 .................. 107 107,716
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 306 308,628
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 363 360,900
Carrier Global Corp., 5.90%, 03/15/34 ..... 275 294,265
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 1,459 1,584,727
Masterbrand, Inc., 7.00%, 07/15/32
(b)
...... USD 156 160,275
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 .................. 214 205,522
9.75%, 07/15/28 .................. 309 316,055
Owens Corning
3.50%, 02/15/30
(b)
................. 252 233,957
5.70%, 06/15/34 .................. 1,885 1,949,110
PCF GmbH, 4.75%, 04/15/26
(c)
......... EUR 2,165 1,966,247
Standard Industries, Inc.
(b)
5.00%, 02/15/27 .................. USD 97 94,908
4.75%, 01/15/28 .................. 194 185,863
4.38%, 07/15/30 .................. 90 81,990
3.38%, 01/15/31 .................. 396 338,768
6.50%, 08/15/32 .................. 368 368,670
Summit Materials LLC, 7.25%, 01/15/31
(b)
... 479 499,465
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 327 320,460
9,654,684
Capital Markets — 1.2%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................ 1,116 1,139,023
AerCap Ireland Capital DAC
1.75%, 01/30/26 .................. 465 442,451
2.45%, 10/29/26 .................. 1,005 949,412
6.45%, 04/15/27 .................. 1,294 1,339,506
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
368 377,614
Ares Capital Corp.
5.88%, 03/01/29 .................. 258 258,898
5.95%, 07/15/29 .................. 1,138 1,141,609
Ares Strategic Income Fund, 6.35%, 08/15/29
(b)
1,540 1,552,356
ASG Finance DAC, 9.75%, 05/15/29
(b)
..... 649 645,755
Blackstone Private Credit Fund
3.25%, 03/15/27 .................. 157 147,017
5.95%, 07/16/29
(b)
................. 820 819,777
6.25%, 01/25/31
(b)
................. 300 305,342
Blackstone Secured Lending Fund, 5.88%,
11/15/27 ...................... 1,393 1,403,400
Blue Owl Capital Corp.
3.75%, 07/22/25 .................. 288 282,466

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.40%, 07/15/26 .................. USD 121 $ 115,701
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 293 305,687
Blue Owl Credit Income Corp., 7.75%, 09/16/27 258 269,428
Charles Schwab Corp. (The), (1-day SOFR +
2.01%), 6.14%, 08/24/34
(a)
........... 999 1,057,986
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 363 347,811
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 250 257,579
Credit Suisse USA LLC, 7.13%, 07/15/32 ... 80 90,228
Deutsche Bank AG
(USISOA05 at 0.00% Floor + 4.36%),
4.79%
(a)(c)(l)
.................... 6,000 5,760,000
(5-Year USD Swap Rate + 5.00%), 7.50%
(a)(l)
2,400 2,373,560
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(a)(l)
............... 9,600 9,199,456
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50%
(a)(c)(l)
.................... EUR 3 ,200 3,144,451
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a)(c)(l)
.................... 1,200 1,142,856
(5-Year EURIBOR ICE Swap Rate + 6.94%),
10.00%
(a)(c)(l)
................... 5,000 5,905,027
(1-day SOFR + 1.59%), 5.71%, 02/08/28
(a)
USD 1,646 1,662,429
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a)(c)(l)
.................... EUR 2,400 2,512,984
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
USD 637 665,295
5.41%, 05/10/29 .................. 2,426 2,474,632
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a)(c)(l)
.................... EUR 2,400 2,646,413
(1-day SOFR + 2.51%), 6.82%, 11/20/29
(a)
USD 3,776 3,994,383
(1-day SOFR + 3.65%), 7.08%, 02/10/34
(a)
1,110 1,156,371
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/25 .................. 179 177,144
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,965,398
5.95%, 01/15/27 .................. 116 118,967
2.60%, 02/07/30 .................. 68 60,888
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(a)
819 845,980
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
402 345,344
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
431 362,418
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
575 489,669
Intercontinental Exchange, Inc.
3.63%, 09/01/28
(b)
................. 979 937,551
1.85%, 09/15/32 .................. 449 358,654
4.60%, 03/15/33 .................. 374 366,784
Jerrold Finco plc, 5.25%, 01/15/27
(c)
...... GBP 1,624 2,030,320
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
.................... USD 387 421,830
Julius Baer Group Ltd.
(a)(c)(l)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%), 4.88% 787 737,929
(5-Year EUR Swap Annual + 3.85%), 6.63% EUR 5,234 5,586,836
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. USD 666 631,867
Morgan Stanley
(a)
3.59%, 07/22/28 .................. 1,430 1,375,469
(1-day SOFR + 1.59%), 5.16%, 04/20/29 . 5,644 5,700,822
(1-day SOFR + 1.63%), 5.45%, 07/20/29 . 2,745 2,802,826
(1-day SOFR + 1.83%), 6.41%, 11/01/29 . 1,953 2,065,739
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 ..................... 1,042 1,024,137
(1-day SOFR + 1.26%), 5.66%, 04/18/30 . 1,993 2,055,828
(1-day SOFR + 1.14%), 2.70%, 01/22/31 . 227 202,948
(1-day SOFR + 1.03%), 1.79%, 02/13/32 . 45 36,849
(1-day SOFR + 1.36%), 2.48%, 09/16/36 . 570 462,223
Nasdaq, Inc., 5.55%, 02/15/34 .......... 335 344,030
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Oaktree Strategic Credit Fund
(b)
8.40%, 11/14/28 .................. USD 328 $ 353,743
6.50%, 07/23/29 .................. 187 187,818
Opus-Chartered Issuances SA, 2.50%,
07/04/25
(a)(c)
.................... EUR 943 1,025,665
S&P Global, Inc.
2.50%, 12/01/29 .................. USD 297 268,725
5.25%, 09/15/33
(b)
................. 232 239,960
Sherwood Financing plc, 6.00%, 11/15/26
(c)
.. GBP 236 265,759
State Street Corp.
(a)
(1-day SOFR + 2.60%), 2.90%, 03/30/26 . USD 40 39,317
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.61%),
6.70%
(l)
...................... 495 495,527
UBS AG, 7.50%, 02/15/28 ............ 674 730,087
UBS Group AG
(5-Year USD Swap Semi + 4.87%), 7.00%
(a)
(c)(l)
......................... 1,257 1,257,000
(5-Year USD Swap Semi + 4.59%), 6.88%
(a)
(c)(l)
......................... 3,638 3,628,905
4.13%, 09/24/25
(b)
................. 313 308,922
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.10%), 3.88%
(a)
(b)(l)
......................... 2,800 2,617,091
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.86%), 5.13%
(a)
(c)(l)
......................... 2,050 1,970,665
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.40%), 4.88%
(a)
(b)(l)
......................... 1,281 1,206,414
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 9.25%
(a)
(b)(l)
......................... 1,659 1,806,186
(5-Year US Treasury Yield C urve Rate T
Note Constant Maturity + 3.31%), 4.38%
(a)
(b)(l)
......................... 9,976 8,334,410
(USISSO05 + 4.16%), 7.75%
(a)(b)(l)
...... 4,544 4,670,714
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(a)
(b)(l)
......................... 3,921 4,437,219
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(a)
(c)(l)
......................... 2,100 2,376,476
(1-day SOFR + 5.02%), 9.02%, 11/15/33
(a)(b)
2,208 2,721,996
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70%,
02/08/35
(a)(b)
................... 203 207,721
Vivion Investments SARL, 3.00%, 08/08/24
(c)
. EUR 900 969,301
127,514,974
Chemicals — 0.4%
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ USD 282 295,744
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 .................. 340 332,842
3.38%, 02/15/29 .................. 150 136,541
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
..................... 1,077 1,038,766
Chemours Co. (The)
4.00%, 05/15/26 .................. EUR 2,471 2,602,691
5.38%, 05/15/27 .................. USD 349 335,270
5.75%, 11/15/28
(b)
................. 338 316,198
4.63%, 11/15/29
(b)
................. 150 131,382
DuPont de Nemours, Inc., 4.73%, 11/15/28 .. 1,778 1,795,116
Eastman Chemical Co.
5.75%, 03/08/33 .................. 1,484 1,526,620

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.63%, 02/20/34 .................. USD 531 $ 538,838
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 923 854,999
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... EUR 2,435 2,589,161
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... USD 944 819,319
Herens Midco SARL, 5.25%, 05/15/29
(c)
.... EUR 2,306 1,871,751
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 629 631,059
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 2,311 2,573,036
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 .................. 1,130 1,188,773
8.50%, 03/15/29 .................. 2,467 2,840,051
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
..................... 280 286,782
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 204 186,781
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 509 403,314
Kronos International, Inc.
(c)
9.50%, 03/15/29 .................. EUR 1,225 1,435,131
Series JUL, 9.50%, 03/15/29 .......... 771 903,254
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 392 375,095
Lune Holdings SARL, 5.63%, 11/15/28
(c)
.... EUR 1,436 1,369,793
LYB International Finance III LLC, 5.50%,
03/01/34 ...................... USD 300 304,087
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
498 478,777
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 438 488,915
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 1,739 1,847,460
Nutrien Ltd.
4.90%, 03/27/28 .................. USD 264 264,745
4.20%, 04/01/29 .................. 132 128,847
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
................. EUR 2,944 3,420,090
9.75%, 11/15/28
(b)
................. USD 861 914,958
5.38%, 10/01/29
(c)
................. EUR 1,172 1,159,258
7.25%, 06/15/31
(b)
................. USD 658 658,474
Sasol Financing USA LLC, 6.50%, 09/27/28 .. 941 913,946
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.21%, 11/01/26
(a)
............... EUR 584 637,019
9.50%, 07/15/28 .................. 1,482 1,731,797
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 .................. USD 64 59,535
4.00%, 04/01/31 .................. 355 313,632
4.38%, 02/01/32 .................. 79 69,931
Sherwin-Williams Co. (The), 3.45%, 06/01/27 . 755 729,299
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 817 761,107
Synthomer plc, 3.88%, 07/01/25
(c)
........ EUR 172 184,835
WR Grace Holdings LLC
(b)
5.63%, 08/15/29 .................. USD 1,423 1,302,129
7.38%, 03/01/31 .................. 484 496,981
44,244,129
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 373 346,781
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................. 127 127,183
3.63%, 06/01/28
(c)
................. EUR 1,790 1,817,216
4.63%, 06/01/28
(b)
................. USD 1,961 1,808,870
4.88%, 06/01/28
(c)
................. GBP 2,467 2,904,257
6.00%, 06/01/29
(b)
................. USD 1,231 1,072,563
7.88%, 02/15/31
(b)
................. 1,595 1,622,766
Amber Finco plc, 6.63%, 07/15/29
(c)
....... EUR 2,525 2,831,790
APi Group DE, Inc.
(b)
4.13%, 07/15/29 .................. USD 234 216,011
4.75%, 10/15/29 .................. 141 134,165
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 219 218,746
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.75%, 07/15/29 .................. USD 485 $ 471,846
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 608 593,846
Brink's Co. (The)
(b)
6.50%, 06/15/29 .................. 173 176,300
6.75%, 06/15/32 .................. 262 267,078
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.45%, 05/15/28 ................ EUR 865 933,689
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
9.33%, 05/15/28 ................ 1,876 2,034,666
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 .................. USD 175 171,282
6.38%, 02/01/31 .................. 188 190,129
Garda World Security Corp.
(b)
4.63%, 02/15/27 .................. 263 253,208
9.50%, 11/01/27 .................. 161 162,017
7.75%, 02/15/28 .................. 399 411,727
6.00%, 06/01/29 .................. 172 159,463
8.25%, 08/01/32 .................. 410 410,584
GFL Environmental, Inc.
(b)
3.75%, 08/01/25 .................. 511 505,229
4.00%, 08/01/28 .................. 100 93,999
3.50%, 09/01/28 .................. 208 193,356
4.75%, 06/15/29 .................. 48 45,739
4.38%, 08/15/29 .................. 550 514,382
6.75%, 01/15/31 .................. 215 221,087
Intrum AB
(c)
3.00%, 09/15/27 .................. EUR 4,115 3,095,154
9.25%, 03/15/28 .................. 1,224 915,648
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. USD 890 871,638
Paprec Holding SA
(c)
6.50%, 11/17/27 .................. EUR 515 584,600
7.25%, 11/17/29 .................. 1,369 1,559,606
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 320 318,948
Q-Park Holding I BV
(c)
2.00%, 03/01/27 .................. EUR 696 715,102
5.13%, 03/01/29 .................. 681 751,752
5.13%, 02/15/30 .................. 1,884 2,056,113
Republic Services, Inc.
3.95%, 05/15/28 .................. USD 1,311 1,282,762
4.88%, 04/01/29 .................. 428 432,399
Reworld Holding Corp.
4.88%, 12/01/29
(b)
................. 313 286,219
5.00%, 09/01/30 .................. 153 138,584
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 284 287,550
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ EUR 1,823 1,973,643
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(c)
................ 777 849,520
Verisure Holding AB
(c)
9.25%, 10/15/27 .................. 1,631 1,861,527
7.13%, 02/01/28 .................. 1,173 1,328,193
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 1,283 1,272,057
Williams Scotsman, Inc.
(b)
6.63%, 06/15/29 .................. 214 217,914
7.38%, 10/01/31 .................. 317 329,584
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 128 128,481
42,166,969
Communications Equipment — 0.0%
CommScope LLC, 4.75%, 09/01/29
(b)
...... 171 123,975
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 143 141,788
5.60%, 06/01/32 .................. 1,900 1,957,088
5.40%, 04/15/34 .................. 1,323 1,346,553

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... USD 174 $ 150,899
3,720,303
Construction & Engineering — 0.1%
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 486 458,087
Azzurra Aeroporti SpA, 2.63%, 05/30/27
(c)
... EUR 2,242 2,314,644
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 1,592 1,748,215
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(d)(e)(g)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 318 300,448
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,411 1,764,580
Heathrow Finance plc
(c)
5.75%, 03/03/25
(f)
................. 221 282,686
3.88%, 03/01/27
(f)
................. 1,745 2,119,904
4.13%, 09/01/29
(f)
................. 840 984,735
6.63%, 03/01/31 .................. 821 1,046,413
Kier Group plc, 9.00%, 02/15/29
(c)
........ 876 1,179,634
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 168 180,656
12,380,002
Construction Materials — 0.0%
(b)
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a)(l)
................ 564 548,845
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 .................. 753 745,926
8.88%, 11/15/31 .................. 806 868,589
2,163,360
Consumer Finance — 0.4%
Ally Financial, Inc.
5.80%, 05/01/25 .................. 1,520 1,521,259
5.75%, 11/20/25 .................. 1,402 1,406,968
(1-day SOFR + 2.82%), 6.85%, 01/03/30
(a)
3,794 3,966,231
(1-day SOFR + 2.29%), 6.18%, 07/26/35
(a)
325 326,483
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04%, 07/26/28 . 720 724,858
(1-day SOFR + 1.42%), 5.28%, 07/26/35 . 1,135 1,148,911
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 263 281,981
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31%, 06/08/29 . 3,997 4,145,511
(1-day SOFR + 1.91%), 5.70%, 02/01/30 . 891 909,125
(1-day SOFR + 3.07%), 7.62%, 10/30/31 . 193 215,877
DAE Funding LLC, 1.55%, 08/01/24
(c)
..... 1,648 1,648,000
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 .................. EUR 318 342,762
5.38%, 02/15/26 .................. GBP 1,003 1,276,513
4.25%, 06/01/28 .................. 155 174,990
Enova International, Inc., 9.13%, 08/01/29
(b)
.. USD 87 87,863
Ford Motor Credit Co. LLC
3.38%, 11/13/25 .................. 1,688 1,645,881
4.54%, 08/01/26 .................. 1,747 1,719,150
4.95%, 05/28/27 .................. 1,500 1,483,023
4.13%, 08/17/27 .................. 279 268,638
7.35%, 11/04/27 .................. 364 383,469
6.80%, 05/12/28 .................. 3,107 3,240,550
6.80%, 11/07/28 .................. 408 427,770
6.05%, 03/05/31 .................. 400 405,783
General Motors Financial Co., Inc.
5.40%, 04/06/26 .................. 2,905 2,919,194
5.85%, 04/06/30 .................. 385 397,867
5.75%, 02/08/31 .................. 212 216,930
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
....... 2,404 2,362,091
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 .................. USD 245 $ 259,421
6.40%, 03/26/29 .................. 98 100,577
8.13%, 03/30/29 .................. 110 116,382
6.50%, 03/26/31 .................. 256 265,676
Muthoot Finance Ltd., 7.13%, 02/14/28
(b)
... 710 720,650
Navient Corp.
5.50%, 03/15/29 .................. 287 266,899
9.38%, 07/25/30 .................. 184 196,032
OneMain Finance Corp.
3.50%, 01/15/27 .................. 316 298,626
6.63%, 01/15/28 .................. 347 351,612
9.00%, 01/15/29 .................. 185 196,152
5.38%, 11/15/29 .................. 90 86,488
7.88%, 03/15/30 .................. 309 322,184
4.00%, 09/15/30 .................. 119 104,167
7.50%, 05/15/31 .................. 118 121,336
SLM Corp., 3.13%, 11/02/26 ........... 510 482,622
Synchrony Financial
5.15%, 03/19/29 .................. 2,034 1,993,376
(SOFR Index + 2.13%), 5.94%, 08/02/30
(a)
2,266 2,279,964
Toyota Motor Credit Corp., 3.38%, 04/01/30 .. 180 169,292
Volkswagen International Finance NV
(a)(c)(l)
Series PNC5, (5-Year EUR Swap Annual +
4.29%), 7.50% ................. EUR 1,300 1,526,743
(9-Year EUR Swap Annual + 3.96%), 3.88% 1,000 1,011,077
44,516,954
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ USD 1,016 956,286
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 .................. 198 191,434
4.63%, 01/15/27 .................. 262 255,438
5.88%, 02/15/28 .................. 335 332,156
6.50%, 02/15/28 .................. 187 189,705
3.50%, 03/15/29 .................. 294 267,848
4.88%, 02/15/30 .................. 221 211,146
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 5,512 7,012,435
Cencosud SA, 4.38%, 07/17/27
(c)
........ USD 1,272 1,226,844
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... GBP 1,248 1,500,131
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... USD 199 184,310
Picard Groupe SAS, 6.38%, 07/01/29
(c)
.... EUR 1,098 1,213,165
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 97 88,612
US Foods, Inc.
(b)
4.75%, 02/15/29 .................. 135 129,268
4.63%, 06/01/30 .................. 182 170,605
7.25%, 01/15/32 .................. 148 154,779
14,084,162
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................. 598 594,432
2.00%, 09/01/28
(c)
................. EUR 1,032 982,856
4.00%, 09/01/29
(b)
................. USD 1,427 1,212,030
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
................. EUR 1,320 1,166,477
2.13%, 08/15/26
(c)
................. 279 246,092
4.13%, 08/15/26
(b)
................. USD 972 822,012
Berry Global, Inc.
1.57%, 01/15/26 .................. 3,472 3,299,847
5.80%, 06/15/31
(b)
................. 2,822 2,874,292
Canpack SA, 3.13%, 11/01/25
(b)
......... 312 299,888
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 .................. 460 458,294
6.88%, 01/15/30 .................. 503 501,106

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
8.75%, 04/15/30 .................. USD 717 $ 703,664
Crown Americas LLC
4.25%, 09/30/26 .................. 239 231,078
5.25%, 04/01/30 .................. 69 67,577
Crown European Holdings SACA, 4.50%,
01/15/30
(c)
..................... EUR 1,285 1,401,017
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... USD 383 357,309
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 665 568,163
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 2,114 2,047,650
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
130 90,219
LABL, Inc.
(b)
6.75%, 07/15/26 .................. USD 110 109,346
5.88%, 11/01/28 .................. 417 385,087
9.50%, 11/01/28 .................. 359 362,677
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 04/15/27 .................. 5,154 5,319,096
9.25%, 04/15/27 .................. 117 117,157
OI European Group BV
(c)
6.25%, 05/15/28 .................. EUR 928 1,035,638
5.25%, 06/01/29 .................. 1,872 2,026,069
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... USD 249 246,372
Sealed Air Corp.
(b)
5.00%, 04/15/29 .................. 119 114,932
6.50%, 07/15/32 .................. 207 209,820
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34
(b)
633 643,709
Titan Holdings II BV, 5.13%, 07/15/29
(c)
.... EUR 1,150 1,258,900
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
USD 239 261,259
Trivium Packaging Finance BV
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.58%, 08/15/26
(a)(c)
.............. EUR 977 1,059,769
8.50%, 08/15/27
(b)(f)
................ USD 200 196,340
WRKCo, Inc.
4.65%, 03/15/26 .................. 231 229,393
4.00%, 03/15/28 .................. 319 309,934
4.90%, 03/15/29 .................. 227 228,086
32,037,587
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 124 112,223
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 444 429,603
Resideo Funding, Inc.
4.00%, 09/01/29 .................. 190 173,180
6.50%, 07/15/32 .................. 443 442,977
1,157,983
Diversified Consumer Services — 0.1%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 373 354,882
Pachelbel Bidco SpA
(c)
7.13%, 05/17/31 .................. EUR 1,561 1,752,228
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.07%, 05/17/31
(a)
............... 1,315 1,437,390
Service Corp. International
3.38%, 08/15/30 .................. USD 11 9,733
4.00%, 05/15/31 .................. 419 377,502
Sotheby's
(b)
7.38%, 10/15/27 .................. 794 661,088
5.88%, 06/01/29 .................. 777 564,770
TUI Cruises GmbH
(c)
6.50%, 05/15/26 .................. EUR 1,097 1,195,994
6.25%, 04/15/29 .................. 1,261 1,385,332
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... USD 767 800,577
8,539,496
Security
Par (000)
Par (000) Value
Diversified REITs — 0.1%
American Homes 4 Rent LP
5.50%, 02/01/34 .................. USD 320 $ 322,093
5.50%, 07/15/34 .................. 775 780,168
Extra Space Storage LP, 5.40%, 02/01/34 ... 2,705 2,727,516
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 293 265,176
HAT Holdings I LLC
(b)
3.38%, 06/15/26 .................. 204 194,772
8.00%, 06/15/27 .................. 381 398,563
Invitation Homes Operating Partnership LP
5.50%, 08/15/33 .................. 204 205,987
2.70%, 01/15/34 .................. 156 126,363
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 133 124,223
MPT Operating Partnership LP
2.50%, 03/24/26 .................. GBP 560 613,721
5.25%, 08/01/26 .................. USD 292 262,282
4.63%, 08/01/29 .................. 634 460,116
3.50%, 03/15/31 .................. 456 299,608
Prologis LP
2.25%, 01/15/32 .................. 332 278,272
4.63%, 01/15/33 .................. 503 492,928
5.00%, 03/15/34 .................. 265 265,569
Simon Property Group LP
5.50%, 03/08/33 .................. 577 594,893
6.25%, 01/15/34 .................. 233 251,544
VICI Properties LP
4.13%, 08/15/30
(b)
................. 674 625,036
5.13%, 05/15/32 .................. 3,143 3,064,566
5.63%, 05/15/52 .................. 15 13,793
6.13%, 04/01/54 .................. 193 190,688
12,557,877
Diversified Telecommunication Services — 0.7%
Altice France SA
11.50%, 02/01/27
(c)
................ EUR 1,369 1,203,282
3.38%, 01/15/28
(c)
................. 687 525,287
5.50%, 01/15/28
(b)
................. USD 935 684,515
5.13%, 01/15/29
(b)
................. 339 235,376
5.13%, 07/15/29
(b)
................. 681 477,582
5.50%, 10/15/29
(b)
................. 200 140,652
AT&T, Inc., 5.40%, 02/15/34 ........... 5,047 5,156,188
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(d)(e)
1,000 5,000
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.54%),
5.13%, 10/03/54 ................ EUR 500 550,595
(5-Year EUR Swap Annual + 2.13%), 1.87%,
08/18/80 ..................... 236 248,847
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 ..................... GBP 1,726 2,381,657
CCO Holdings LLC
(b)
5.00%, 02/01/28 .................. USD 511 486,483
5.38%, 06/01/29 .................. 693 647,858
6.38%, 09/01/29 .................. 553 538,436
4.50%, 08/15/30 .................. 304 266,165
4.25%, 02/01/31 .................. 213 181,233
7.38%, 03/01/31 .................. 1,427 1,441,013
4.25%, 01/15/34 .................. 370 292,295
Cellnex Telecom SA
(c)(m)
2.13%, 08/11/30 .................. EUR 2,500 2,787,873
0.75%, 11/20/31 .................. 400 368,643
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 .................. USD 361 357,448
5.00%, 05/01/28 .................. 538 518,127
8.75%, 05/15/30 .................. 1,194 1,250,872
8.63%, 03/15/31 .................. 496 519,509

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Iliad Holding SASU
6.50%, 10/15/26
(b)
................. USD 796 $ 797,648
7.00%, 10/15/28
(b)
................. 369 369,966
6.88%, 04/15/31
(c)
................. EUR 2,893 3,220,995
8.50%, 04/15/31
(b)
................. USD 734 764,701
Iliad SA
(c)
5.38%, 06/14/27 .................. EUR 1,600 1,781,383
5.38%, 02/15/29 .................. 2,100 2,335,073
5.63%, 02/15/30 .................. 1,800 2,013,885
Infrastrutture Wireless Italiane SpA
(c)
1.63%, 10/21/28 .................. 2,423 2,439,579
1.75%, 04/19/31 .................. 1,207 1,174,407
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
766 825,911
Level 3 Financing, Inc.
(b)
10.50%, 04/15/29 ................. USD 1,309 1,341,725
4.88%, 06/15/29 .................. 258 182,172
11.00%, 11/15/29 ................. 2,196 2,324,980
10.50%, 05/15/30 ................. 1,350 1,379,700
Lorca Telecom Bondco SA
(c)
4.00%, 09/18/27 .................. EUR 1,605 1,721,812
5.75%, 04/30/29 .................. 4,689 5,251,675
Lumen Technologies, Inc.
(b)
4.13%, 04/15/29 .................. USD 399 292,286
4.13%, 04/15/30 .................. 399 281,312
Optics Bidco SpA
6.88%, 02/15/28
(c)
................. EUR 881 1,023,780
7.88%, 07/31/28
(c)
................. 411 497,173
1.63%, 01/18/29 .................. 1,147 1,109,858
Series 2033, 6.38%, 11/15/33
(b)
........ USD 222 217,671
Series 2034, 6.00%, 09/30/34
(b)
........ 292 275,940
Series 2036, 7.20%, 07/18/36
(b)
........ 200 204,306
5.25%, 03/17/55
(b)
................. EUR 300 312,373
RCS & RDS SA
(c)
2.50%, 02/05/25 .................. 900 962,736
3.25%, 02/05/28 .................. 1,500 1,543,132
Sprint Capital Corp., 6.88%, 11/15/28 ...... USD 3,244 3,478,058
Telecom Italia SpA
(c)
6.88%, 02/15/28 .................. EUR 448 517,619
7.88%, 07/31/28 .................. 185 222,256
Uniti Group LP
(b)
Series MAY, 10.50%, 02/15/28 ......... USD 321 324,675
10.50%, 02/15/28 ................. 1,696 1,715,416
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
. 302 254,507
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
................. GBP 361 425,797
5.50%, 05/15/29
(b)
................. USD 400 372,541
4.25%, 01/15/30
(c)
................. GBP 108 119,966
4.13%, 08/15/30
(c)
................. 600 653,702
4.50%, 08/15/30
(b)
................. USD 258 223,726
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 554 534,396
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 3,787 3,220,339
6.13%, 03/01/28 .................. 338 230,764
Zegona Finance plc, 6.75%, 07/15/29
(c)
.... EUR 2,546 2,807,072
71,011,949
Electric Utilities — 0.5%
Adani Green Energy UP Ltd., 6.70%, 03/12/42
(b)
USD 363 347,119
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 792 699,269
American Electric Power Co., Inc., 5.70%,
08/15/25 ...................... 81 81,300
Baltimore Gas & Electric Co., 2.25%, 06/15/31 38 32,491
Duke Energy Carolinas LLC
2.45%, 02/01/30 .................. 403 360,843
2.55%, 04/15/31 .................. 304 265,387
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.85%, 03/15/32 .................. USD 101 $ 88,540
6.45%, 10/15/32 .................. 44 48,068
4.95%, 01/15/33 .................. 298 301,200
4.85%, 01/15/34 .................. 129 128,360
Duke Energy Corp.
2.65%, 09/01/26 .................. 2,307 2,207,472
2.45%, 06/01/30 .................. 389 343,006
2.55%, 06/15/31 .................. 431 369,292
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 809 729,594
2.40%, 12/15/31 .................. 525 447,809
Duke Energy Indiana LLC, 5.25%, 03/01/34 .. 21 21,531
Duke Energy Progress LLC
3.40%, 04/01/32 .................. 934 849,095
5.70%, 04/01/35 .................. 30 31,224
Edison International
4.13%, 03/15/28 .................. 78 75,761
5.25%, 11/15/28 .................. 2,292 2,311,933
5.45%, 06/15/29 .................. 1,527 1,553,945
6.95%, 11/15/29 .................. 271 293,487
EDP - Energias de Portugal SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75%, 05/29/54 ................ EUR 2,700 2,928,024
(5-Year EUR Swap Annual + 1.84%), 1.70%,
07/20/80 ..................... 500 528,252
(5-Year EUR Swap Annual + 2.38%), 1.88%,
08/02/81 ..................... 1,600 1,658,007
(5-Year EUR Swap Annual + 3.18%), 5.94%,
04/23/83 ..................... 300 337,662
Eversource Energy
5.45%, 03/01/28 .................. USD 986 1,003,046
5.95%, 02/01/29 .................. 566 589,018
Exelon Corp.
5.15%, 03/15/28 .................. 126 127,563
4.05%, 04/15/30 .................. 135 129,929
5.45%, 03/15/34 .................. 43 43,863
FirstEnergy Corp.
4.00%, 05/01/26
(m)
................ 596 606,132
Series B, 3.90%, 07/15/27
(f)
........... 2,525 2,448,228
2.65%, 03/01/30 .................. 913 809,206
Florida Power & Light Co.
5.10%, 04/01/33 .................. 399 406,659
5.30%, 06/15/34 .................. 311 321,735
Georgia Power Co., 4.70%, 05/15/32 ...... 1,108 1,096,874
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
... 1,193 1,173,614
MidAmerican Energy Co.
5.35%, 01/15/34 .................. 143 148,399
5.75%, 11/01/35 .................. 80 84,527
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a)(c)(l)
......... EUR 2,300 2,370,715
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/29 .................. USD 794 722,166
2.44%, 01/15/32 .................. 868 728,819
5.05%, 02/28/33 .................. 74 73,700
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
.................... 3,051 3,171,402
NextEra Energy Operating Partners LP
(b)
3.88%, 10/15/26 .................. 127 121,876
7.25%, 01/15/29 .................. 73 75,827
NRG Energy, Inc.
(b)
2.45%, 12/02/27 .................. 1,070 981,853
7.00%, 03/15/33 .................. 105 112,593
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ........... 797 651,606

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.00%, 06/01/33 .................. USD 150 $ 148,347
5.65%, 06/01/34 .................. 302 310,498
Pacific Gas & Electric Co.
3.30%, 12/01/27 .................. 100 94,594
3.00%, 06/15/28 .................. 898 837,442
4.55%, 07/01/30 .................. 1,481 1,433,244
2.50%, 02/01/31 .................. 1,544 1,308,058
3.25%, 06/01/31 .................. 1,000 879,916
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 321 302,920
PECO Energy Co., 4.90%, 06/15/33 ...... 537 538,781
PG&E Corp., 4.25%, 12/01/27
(b)(m)
........ 234 241,371
Public Service Electric & Gas Co., 4.90%,
12/15/32 ...................... 680 686,228
Sorik Marapi Geothermal Power PT, 7.75%,
08/05/31
(b)
..................... 1,060 1,060,000
Southern California Edison Co.
Series G, 2.50%, 06/01/31 ........... 1,010 868,727
5.45%, 06/01/31 .................. 1,875 1,935,957
6.00%, 01/15/34 .................. 1,080 1,146,904
Southern Co. (The)
5.20%, 06/15/33 .................. 968 973,329
5.70%, 03/15/34 .................. 584 608,150
Tampa Electric Co.
4.90%, 03/01/29 .................. 126 127,436
2.40%, 03/15/31 .................. 32 27,437
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%), 4.75%
(a)
(c)(l)
......................... EUR 2,243 2,415,107
Virginia Electric & Power Co.
Series B, 2.95%, 11/15/26 ............ USD 280 269,576
Series B, 3.75%, 05/15/27 ............ 190 185,412
Series A, 2.88%, 07/15/29 ............ 245 225,887
2.30%, 11/15/31 .................. 270 227,954
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 .................. 2,162 2,151,144
7.75%, 10/15/31 .................. 350 369,864
6.88%, 04/15/32 .................. 776 798,676
6.95%, 10/15/33 .................. 151 163,983
6.00%, 04/15/34 .................. 911 932,157
56,307,120
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 472 447,190
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 518 494,119
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 175 180,034
Sensata Technologies, Inc.
4.38%, 02/15/30 .................. 172 159,823
3.75%, 02/15/31 .................. 71 62,710
6.63%, 07/15/32 .................. 365 369,767
Zebra Technologies Corp., 6.50%, 06/01/32 .. 128 131,522
1,397,975
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 420 421,864
6.25%, 04/01/28 .................. 544 542,691
Borr IHC Ltd.
(b)
10.00%, 11/15/28 ................. 214 223,970
10.38%, 11/15/30 ................. 375 392,526
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 435 448,553
Halliburton Co., 2.92%, 03/01/30 ........ 218 199,188
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 592 608,986
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 147 144,442
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Nabors Industries, Inc.
(b)
7.38%, 05/15/27 .................. USD 315 $ 320,775
9.13%, 01/31/30 .................. 323 345,064
8.88%, 08/15/31 .................. 95 96,919
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 391 410,617
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 190 191,071
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 360 358,492
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 202 218,051
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 178 177,956
Seadrill Finance Ltd., 8.38%, 08/01/30
(b)
.... 323 340,451
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 272 267,925
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 253 257,791
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 250 260,003
Transocean, Inc.
(b)
8.00%, 02/01/27 .................. 507 507,839
8.25%, 05/15/29 .................. 740 755,591
8.75%, 02/15/30 .................. 666 699,590
8.50%, 05/15/31 .................. 1,034 1,058,513
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 525 534,281
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 937 981,098
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 350 366,195
Venture Global LNG, Inc.
(b)
9.50%, 02/01/29 .................. 2,485 2,764,536
7.00%, 01/15/30 .................. 572 577,973
8.38%, 06/01/31 .................. 1,438 1,511,148
9.88%, 02/01/32 .................. 1,889 2,096,954
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 550 572,508
18,653,561
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
.... 122 124,165
CPUK Finance Ltd.
(c)
3.59%, 08/28/25 .................. GBP 1,585 1,996,457
4.50%, 08/28/27 .................. 534 643,493
7.88%, 08/28/29 .................. 272 354,914
Deuce Finco plc, 5.50%, 06/15/27
(c)
....... 1,000 1,231,300
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
..................... USD 458 444,090
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 2,628 2,968,004
Netflix, Inc.
6.38%, 05/15/29 .................. USD 194 208,355
5.38%, 11/15/29
(b)
................. 388 401,385
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... 342 359,966
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 .................. EUR 376 435,740
10.00%, 10/11/28 ................. GBP 1,379 1,900,137
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 154 136,831
11,204,837
Financial Services — 0.6%
Agps Bondco plc
(c)(d)(e)
6.00%, 08/05/25 .................. EUR 600 208,279
5.50%, 11/13/26 .................. 1,000 344,426
5.00%, 01/14/29 .................. 2,400 825,973
Alpha Bank SA
(1-Year EUR Swap Annual + 2.43%), 5.00%,
05/12/30
(a)(c)
................... 2,671 3,002,213
Aroundtown Finance SARL
(a)(c)(l)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% .... GBP 329 332,203

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ....................... EUR 4,056 $ 3,481,203
Banco Votorantim SA, 4.50%, 09/24/24
(c)
... USD 1,178 1,172,605
Block, Inc.
2.75%, 06/01/26 .................. 185 175,965
3.50%, 06/01/31 .................. 1,443 1,251,660
6.50%, 05/15/32
(b)
................. 2,019 2,051,712
Blue Owl Credit Income Corp.
6.60%, 09/15/29
(b)
................. 627 632,377
6.65%, 03/15/31 .................. 322 324,302
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 108 107,508
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... EUR 483 486,655
Enact Holdings, Inc., 6.25%, 05/28/29 ..... USD 145 147,605
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 8.02%, 04/15/38
(a)(c)
..... EUR 300 328,926
Fidelity National Information Services, Inc.
1.15%, 03/01/26 .................. USD 2,413 2,277,463
1.65%, 03/01/28 .................. 206 184,985
5.10%, 07/15/32 .................. 638 644,354
Fiserv, Inc.
2.25%, 06/01/27 .................. 350 327,334
5.45%, 03/15/34 .................. 932 953,074
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
131 143,582
Freedom Mortgage Holdings LLC
(b)
9.25%, 02/01/29 .................. 558 561,995
9.13%, 05/15/31 .................. 295 290,206
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 .................. EUR 1,224 841,168
7.75%, 11/01/25 .................. GBP 381 311,059
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 .................. USD 101 103,423
8.00%, 02/15/27 .................. 160 165,428
8.00%, 06/15/28 .................. 239 252,945
6.88%, 04/15/29 .................. 377 385,458
Global Payments, Inc.
1.20%, 03/01/26 .................. 500 470,698
2.15%, 01/15/27 .................. 130 122,051
3.20%, 08/15/29 .................. 208 190,608
5.30%, 08/15/29 .................. 91 91,952
1.50%, 03/01/31
(b)(m)
............... 446 421,470
2.90%, 11/15/31 .................. 265 227,400
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 159 157,623
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 393 403,099
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 633 587,909
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 648 579,960
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(b)
..................... 270 260,785
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 .................. 1,157 1,137,706
6.00%, 01/15/27 .................. 393 390,073
6.50%, 08/01/29 .................. 558 557,177
5.13%, 12/15/30 .................. 395 367,856
5.75%, 11/15/31 .................. 165 157,472
7.13%, 02/01/32 .................. 730 745,145
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a)(c)(l)
............... GBP 5,352 6,544,851
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 340 371,424
Nexi SpA, 0.00%, 02/24/28
(c)(m)(n)
......... EUR 5,700 5,249,470
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a)(c)(l)
......... EUR 600 $ 635,551
PennyMac Financial Services, Inc.
(b)
7.88%, 12/15/29 .................. USD 528 552,702
7.13%, 11/15/30 .................. 305 307,337
Permian Resources Operating LLC
(b)
8.00%, 04/15/27 .................. 581 599,705
9.88%, 07/15/31 .................. 275 306,405
7.00%, 01/15/32 .................. 293 303,367
6.25%, 02/01/33 .................. 517 520,890
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 .................. 1,145 1,081,896
3.88%, 03/01/31 .................. 188 167,231
4.00%, 10/15/33 .................. 114 98,049
Salini SpA, 4.00%, 05/30/28
(c)(m)
......... EUR 1,000 1,153,456
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... USD 505 492,850
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 220,331
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200), (3-mo. EURIBOR
+ 3.25%), 7.07%, 08/22/27
(a)(g)(i)
........ EUR 6,599 7,003,363
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
..................... 1,218 961,078
Worldline SA, 0.00%, 07/30/26
(c)(m)(n)
...... 4,158 4,232,759
59,987,785
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 99 100,946
Boparan Finance plc, 7.63%, 11/30/25
(c)
.... GBP 702 877,877
Chobani LLC
(b)
4.63%, 11/15/28 .................. USD 996 950,421
7.63%, 07/01/29 .................. 1,269 1,315,267
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 514 510,019
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 193 201,333
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 272,042
Post Holdings, Inc.
(b)
5.63%, 01/15/28 .................. 102 100,991
5.50%, 12/15/29 .................. 48 46,569
4.63%, 04/15/30 .................. 50 46,581
4.50%, 09/15/31 .................. 107 97,308
6.25%, 02/15/32 .................. 239 242,032
Premier Foods Finance plc
3.50%, 10/15/26
(c)
................. GBP 977 1,212,098
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 345 310,460
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 .................. EUR 240 259,132
7.25%, 04/15/28 .................. 850 966,854
5.88%, 04/30/30 .................. 1,359 1,494,704
9,004,634
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... USD 500 523,425
Atmos Energy Corp.
1.50%, 01/15/31 .................. 184 151,044
5.90%, 11/15/33 .................. 82 87,494
Blue Racer Midstream LLC
(b)
7.00%, 07/15/29 .................. 246 252,714
7.25%, 07/15/32 .................. 198 206,091
CenterPoint Energy Resources Corp., 5.40%,
07/01/34 ...................... 195 197,096
Howard Midstream Energy Partners LLC
(b)
8.88%, 07/15/28 .................. 352 374,690
7.38%, 07/15/32 .................. 347 357,383
NGL Energy Operating LLC
(b)
8.13%, 02/15/29 .................. 488 494,566
8.38%, 02/15/32 .................. 1,034 1,056,595

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
ONE Gas, Inc.
2.00%, 05/15/30 .................. USD 36 $ 31,261
4.25%, 09/01/32 .................. 34 33,046
Promigas SA ESP, 3.75%, 10/16/29
(c)
...... 580 527,981
Southern California Gas Co., 2.95%, 04/15/27 531 507,623
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 239 216,935
UGI International LLC, 2.50%, 12/01/29
(c)
... EUR 1,046 1,006,372
6,024,316
Ground Transportation — 0.1%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. USD 371 366,516
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 .................. EUR 756 778,717
6.13%, 11/30/28 .................. GBP 944 1,123,907
Brightline East LLC, 11.00%, 01/31/30
(b)
.... USD 242 220,183
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 218 205,778
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
569 575,785
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 223 209,923
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(c)(l)
.................... GBP 2,294 2,683,047
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 299 278,289
Norfolk Southern Corp., 2.30%, 05/15/31 ... 360 310,429
Penske Truck Leasing Co. LP
(b)
4.45%, 01/29/26 .................. 163 161,422
5.88%, 11/15/27 .................. 415 426,543
5.55%, 05/01/28 .................. 265 270,739
5.35%, 03/30/29 .................. 952 967,345
5.25%, 07/01/29 .................. 635 642,729
Ryder System, Inc., 6.60%, 12/01/33 ...... 769 839,983
Uber Technologies, Inc., 4.50%, 08/15/29
(b)
.. 491 473,281
Union Pacific Corp.
2.40%, 02/05/30 .................. 263 235,901
4.50%, 01/20/33 .................. 65 64,046
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 147 150,550
10,985,113
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 .................. 644 620,049
3.88%, 11/01/29 .................. 71 65,422
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 1,339 1,375,716
Baxter International, Inc.
3.95%, 04/01/30 .................. 355 338,985
2.54%, 02/01/32 .................. 302 254,309
Becton Dickinson & Co.
3.70%, 06/06/27 .................. 1,680 1,636,174
4.69%, 02/13/28 .................. 463 463,105
4.87%, 02/08/29 .................. 993 1,001,041
Medline Borrower LP
(b)
3.88%, 04/01/29 .................. 374 349,022
6.25%, 04/01/29 .................. 690 704,035
5.25%, 10/01/29 .................. 1,366 1,320,369
Medtronic Global Holdings SCA, 4.25%,
03/30/28 ...................... 434 430,469
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
333 359,690
Solventum Corp.
(b)
5.45%, 02/25/27 .................. 829 836,807
5.40%, 03/01/29 .................. 685 693,478
5.45%, 03/13/31 .................. 5,176 5,221,285
5.60%, 03/23/34 .................. 2,920 2,937,766
18,607,722
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
USD 214 $ 209,895
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 604 576,906
Banner Health
2.34%, 01/01/30 .................. 87 77,504
1.90%, 01/01/31 .................. 36 30,487
Centene Corp.
4.63%, 12/15/29 .................. 510 490,855
3.38%, 02/15/30 .................. 385 346,874
3.00%, 10/15/30 .................. 25 21,852
2.50%, 03/01/31 .................. 1,158 969,446
2.63%, 08/01/31 .................. 1,161 967,743
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 13.17%
(a)(c)(l)
GBP 1,600 1,974,605
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 .................. USD 760 727,741
6.00%, 01/15/29 .................. 533 494,866
5.25%, 05/15/30 .................. 390 340,108
4.75%, 02/15/31 .................. 861 708,165
10.88%, 01/15/32 ................. 629 676,166
CVS Health Corp.
5.13%, 02/21/30 .................. 288 290,998
5.25%, 02/21/33 .................. 56 55,877
5.70%, 06/01/34 .................. 1,893 1,931,566
Elevance Health, Inc.
4.10%, 05/15/32 .................. 511 485,151
5.38%, 06/15/34 .................. 2,820 2,893,103
Encompass Health Corp.
4.75%, 02/01/30 .................. 367 349,853
4.63%, 04/01/31 .................. 147 136,946
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 1,978 2,306,618
HCA, Inc.
3.50%, 09/01/30 .................. USD 3,582 3,304,661
5.50%, 06/01/33 .................. 650 657,869
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 519 488,877
Humana, Inc.
4.88%, 04/01/30 .................. 482 482,770
5.38%, 04/15/31 .................. 1,691 1,717,264
5.88%, 03/01/33 .................. 249 258,657
5.95%, 03/15/34 .................. 163 170,626
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 .................. 459 500,226
11.00%, 10/15/30 ................. 629 705,961
10.00%, 06/01/32 ................. 299 317,323
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 397 377,930
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 136 127,457
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 406 379,195
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 853 880,933
Sutter Health
Series 2018, 3.70%, 08/15/28 ......... 87 84,039
Series 20A, 2.29%, 08/15/30 .......... 291 255,310
5.16%, 08/15/33 .................. 152 155,176
Tenet Healthcare Corp.
6.13%, 06/15/30 .................. 141 141,530
6.75%, 05/15/31 .................. 954 980,279
UnitedHealth Group, Inc.
4.00%, 05/15/29 .................. 292 285,858
5.30%, 02/15/30 .................. 2,545 2,636,983
4.90%, 04/15/31 .................. 1,724 1,742,814
4.95%, 01/15/32 .................. 2,670 2,696,129
4.20%, 05/15/32 .................. 1,241 1,191,528
5.15%, 07/15/34 .................. 2,898 2,942,174

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... USD 279 $ 276,622
40,821,516
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 .................. 609 591,721
4.50%, 07/30/29 .................. 833 818,983
2.75%, 12/15/29 .................. 599 537,432
4.90%, 12/15/30 .................. 663 663,681
3.38%, 08/15/31 .................. 29 26,186
1.88%, 02/01/33 .................. 452 350,088
Healthpeak OP LLC
1.35%, 02/01/27 .................. 202 185,298
3.00%, 01/15/30 .................. 194 176,333
5.25%, 12/15/32 .................. 773 777,457
Ventas Realty LP, 5.63%, 07/01/34 ....... 2,372 2,428,115
Welltower OP LLC
4.00%, 06/01/25 .................. 420 415,063
4.25%, 04/01/26 .................. 129 127,403
2.75%, 01/15/32 .................. 639 550,353
3.85%, 06/15/32 .................. 970 896,082
8,544,195
Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 2,655 2,503,225
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 363 352,409
7.25%, 07/15/28
(b)
................. 307 316,984
4.50%, 02/15/29
(b)
................. 77 72,948
6.50%, 04/01/32
(b)
................. 849 858,590
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 326 311,206
Service Properties Trust
8.63%, 11/15/31
(b)
................. 1,368 1,453,591
8.88%, 06/15/32 .................. 494 470,663
3,836,391
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
3.88%, 01/15/28 .................. 121 113,767
4.38%, 01/15/28 .................. 275 261,494
Accor SA
(a)(c)(l)
(5-Year EUR Swap Annual + 3.25%), 2.63% EUR 700 749,052
(5-Year EUR Swap Annual + 4.11%), 7.25% 600 710,257
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(b)
................. USD 385 401,482
7.25%, 04/30/30
(c)
................. EUR 2,488 2,847,464
Bertrand Franchise Finance SAS
(c)
6.50%, 07/18/30 .................. 627 689,372
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.49%, 07/18/30
(a)
............... 1,841 2,002,385
Boyd Gaming Corp., 4.75%, 12/01/27 ..... USD 298 289,615
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 403 381,653
Caesars Entertainment, Inc.
(b)
4.63%, 10/15/29 .................. 403 374,413
7.00%, 02/15/30 .................. 984 1,015,070
6.50%, 02/15/32 .................. 835 846,019
Carnival Corp.
4.00%, 08/01/28
(b)
................. 313 295,785
6.00%, 05/01/29
(b)
................. 585 583,579
7.00%, 08/15/29
(b)
................. 849 887,307
5.75%, 01/15/30
(c)
................. EUR 1,569 1,755,359
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... USD 2,671 2,887,462
Carnival plc, 1.00%, 10/28/29 .......... EUR 802 720,801
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Cedar Fair LP, 6.50%, 10/01/28 ......... USD 366 $ 369,477
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 .................. 608 587,020
5.75%, 04/01/30 .................. 701 687,316
6.75%, 05/01/31 .................. 455 462,084
Cirsa Finance International SARL
(c)
7.88%, 07/31/28 .................. EUR 410 469,458
(3-mo. EURIBOR + 4.50%), 8.14%,
07/31/28
(a)
.................... 865 946,678
6.50%, 03/15/29 .................. 447 498,884
Codere New Holdco SA
(d)(e)
7.50%, 11/30/27
(c)
................. 214 2,084
7.50%, 11/30/27
(b)
................. 156 1,224
Elior Group SA, 3.75%, 07/15/26
(c)
....... 1,045 1,106,766
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 .................. USD 222 207,328
6.75%, 01/15/30 .................. 311 275,943
Flutter Treasury DAC, 6.38%, 04/29/29
(b)
... 200 203,614
Food Service Project SA, 5.50%, 01/21/27
(c)
. EUR 1,061 1,152,573
GLP Capital LP
5.75%, 06/01/28 .................. USD 67 67,850
4.00%, 01/15/30 .................. 354 330,296
3.25%, 01/15/32 .................. 213 182,702
5.63%, 09/15/34 .................. 1,235 1,229,630
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29
(b)
................. 45 41,720
4.88%, 01/15/30 .................. 108 104,420
4.00%, 05/01/31
(b)
................. 144 130,430
3.63%, 02/15/32
(b)
................. 53 46,420
6.13%, 04/01/32
(b)
................. 331 334,357
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ 298 300,921
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... EUR 1,452 1,558,563
International Game Technology plc, 5.25%,
01/15/29
(b)
..................... USD 2,360 2,314,002
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 .................. 183 188,309
7.50%, 09/01/31 .................. 411 428,873
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 191 198,453
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 413 412,231
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
0.00% Floor + 3.63%), 7.33%, 07/01/29
(a)(c)
. EUR 1,305 1,420,076
Lottomatica SpA
(c)
5.38%, 06/01/30 .................. 1,500 1,649,306
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.79%, 12/15/30
(a)
............... 1,016 1,110,617
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
7.05%, 06/01/31
(a)
............... 626 684,263
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 337 320,070
Melco Resorts Finance Ltd.
(b)
4.88%, 06/06/25 .................. 339 333,279
5.75%, 07/21/28 .................. 200 187,625
5.38%, 12/04/29 .................. 343 308,700
7.63%, 04/17/32 .................. 643 640,390
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 466 482,699
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 198,282
MGM China Holdings Ltd.
(b)
5.25%, 06/18/25 .................. 200 197,778
4.75%, 02/01/27 .................. 200 190,700
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 406 383,376
Motion Bondco DAC, 6.63%, 11/15/27
(b)
.... 327 322,001

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 .................. USD 54 $ 53,759
8.38%, 02/01/28 .................. 215 226,514
8.13%, 01/15/29 .................. 88 93,552
7.75%, 02/15/29 .................. 132 138,928
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 419 419,428
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 320 331,095
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 245 249,402
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. 270 201,855
5.88%, 09/01/31 .................. 342 242,524
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 277 299,039
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 345 336,468
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 .................. 94 91,551
5.38%, 07/15/27 .................. 200 198,827
5.50%, 04/01/28 .................. 354 352,654
7.25%, 01/15/30 .................. 365 382,551
6.25%, 03/15/32 .................. 1,629 1,661,248
6.00%, 02/01/33 .................. 989 995,481
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 237 231,792
Six Flags Entertainment Corp.
(b)
7.25%, 05/15/31 .................. 771 794,858
6.63%, 05/01/32 .................. 105 107,818
Station Casinos LLC
(b)
4.50%, 02/15/28 .................. 360 341,665
4.63%, 12/01/31 .................. 148 134,873
6.63%, 03/15/32 .................. 242 244,259
Stonegate Pub Co. Financing 2019 plc
(c)
(3-mo. EURIBOR + 0.00%), 10.27%,
07/31/29
(a)
.................... EUR 924 999,999
10.75%, 07/31/29 ................. GBP 1,823 2,343,558
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 .................. 939 1,207,373
(3-mo. EURIBOR at 5.75% Floor + 5.75%),
9.58%, 07/31/25
(a)
............... EUR 260 281,385
TUI AG
(c)
5.88%, 03/15/29 .................. 1,231 1,334,861
1.95%, 07/26/31
(m)
................ 1,500 1,609,842
TVL Finance plc, 10.25%, 04/28/28
(c)
...... GBP 1,090 1,442,718
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 402 410,990
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 .................. 325 323,050
7.00%, 02/15/29 .................. 87 87,854
9.13%, 07/15/31 .................. 526 573,575
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 286 282,209
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 403 380,247
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 101 98,958
Wynn Macau Ltd.
(b)
5.50%, 01/15/26 .................. 245 240,712
5.63%, 08/26/28 .................. 934 881,463
5.13%, 12/15/29 .................. 414 377,133
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 .................. 578 556,396
7.13%, 02/15/31 .................. 699 728,680
63,372,268
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 .................. 294 271,452
4.63%, 04/01/30 .................. 126 115,022
Security
Par (000)
Par (000) Value
Household Durables (continued)
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. USD 141 $ 143,080
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 .................. 612 568,377
4.88%, 02/15/30 .................. 206 188,846
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
594 616,213
Empire Communities Corp., 9.75%, 05/01/29
(b)
86 88,789
LG Electronics, Inc.
(b)
5.63%, 04/24/27 .................. 1,383 1,402,652
5.63%, 04/24/29 .................. 422 433,694
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 166 176,367
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 502 470,082
Meritage Homes Corp., 1.75%, 05/15/28
(b)(m)
. 74 81,607
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
245 246,813
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 197 205,098
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 61 59,476
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 .................. 298 272,195
3.88%, 10/15/31 .................. 108 92,958
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 363 360,148
5.70%, 06/15/28 .................. 75 74,800
5,867,669
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 137 123,785
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 65 65,564
Spectrum Brands, Inc.
(b)
3.38%, 06/01/29
(m)
................ 207 200,790
3.88%, 03/15/31 .................. 75 62,832
452,971
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30%, 03/15/29 .................. 483 490,998
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(a)
.................... 860 872,900
AES Corp. (The)
1.38%, 01/15/26 .................. 1,663 1,575,189
3.95%, 07/15/30
(b)
................. 129 119,820
2.45%, 01/15/31 .................. 944 794,507
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60%,
01/15/55
(a)
.................... 308 313,415
Calpine Corp.
(b)
5.13%, 03/15/28 .................. 138 133,655
4.63%, 02/01/29 .................. 77 72,762
5.00%, 02/01/31 .................. 139 131,270
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 431 413,736
Colbun SA, 3.15%, 01/19/32
(b)
.......... 1,340 1,134,813
NextEra Energy Partners LP
(b)(m)
0.00%, 11/15/25
(n)
................. 414 378,189
2.50%, 06/15/26 .................. 260 239,175
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 303 326,522
TransAlta Corp., 7.75%, 11/15/29 ........ 260 272,780
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(b)(l)
.................... 197 201,655
7,471,386
Industrial Conglomerates — 0.1%
EMRLD Borrower LP
6.38%, 12/15/30
(c)
................. EUR 2,507 2,836,798
6.63%, 12/15/30
(b)
................. USD 2,209 2,250,470

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
6.75%, 07/15/31
(b)
................. USD 649 $ 661,833
Foundry JV Holdco LLC
(b)
5.90%, 01/25/30 .................. 1,061 1,098,716
6.15%, 01/25/32 .................. 699 730,645
6.25%, 01/25/35 .................. 402 422,566
6.40%, 01/25/38 .................. 256 271,829
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 995 1,021,839
Sisecam UK plc
(b)
8.25%, 05/02/29 .................. 1,115 1,136,252
8.63%, 05/02/32 .................. 940 958,330
11,389,278
Insurance — 0.6%
Acrisure LLC, 7.50%, 11/06/30
(b)
......... 297 301,431
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
. 1,233 1,238,049
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. 1,125 1,070,605
6.75%, 10/15/27 .................. 2,182 2,165,628
6.75%, 04/15/28 .................. 595 597,947
5.88%, 11/01/29 .................. 1,255 1,201,733
7.00%, 01/15/31 .................. 964 981,385
AmWINS Group, Inc.
(b)
6.38%, 02/15/29 .................. 230 233,332
4.88%, 06/30/29 .................. 394 371,506
Aon Corp.
4.50%, 12/15/28 .................. 867 857,106
2.80%, 05/15/30 .................. 475 427,268
2.60%, 12/02/31 .................. 207 176,602
5.00%, 09/12/32 .................. 525 525,253
Aon North America, Inc.
5.15%, 03/01/29 .................. 2,977 3,023,840
5.30%, 03/01/31 .................. 872 888,463
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
................. EUR 2,850 3,053,569
7.75%, 02/15/31
(b)
................. USD 691 700,823
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 800 809,269
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 382 388,918
Aviva plc, (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a)(c)(l)
... GBP 3,375 4,197,028
AXA SA
(5-Year EURIBOR ICE Swap Rate + 3.84%),
6.38%
(a)(c)(l)
.................... EUR 3,031 3,402,091
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... USD 86 88,677
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(l)
.................... GBP 1,100 1,039,356
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
...... 2,749 3,507,472
Howden UK Refinance plc
(b)
7.25%, 02/15/31 .................. USD 1,867 1,872,183
8.13%, 02/15/32 .................. 778 775,727
HUB International Ltd.
(b)
7.25%, 06/15/30 .................. 3,462 3,570,634
7.38%, 01/31/32 .................. 4,167 4,283,243
Intesa Sanpaolo Vita SpA, 2.38%, 12/22/30
(c)
. EUR 1,133 1,081,810
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 .................. USD 446 467,786
10.50%, 12/15/30 ................. 641 687,548
Just Group plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.27%), 5.00%
(a)(c)(l)
GBP 550 540,966
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(l)
............... 2,175 2,516,744
Security
Par (000)
Par (000) Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 .................. USD 204 $ 178,183
5.75%, 11/01/32 .................. 412 438,849
Met Tower Global Funding, 5.25%, 04/12/29
(b)
2,948 3,017,136
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
3,122 3,203,515
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a)(c)(l)
......... 5,810 5,817,262
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 392 369,012
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(c)
EUR 2,200 2,419,371
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 513 530,405
63,017,725
Interactive Media & Services — 0.0%
Meta Platforms, Inc., 3.85%, 08/15/32 ..... 344 326,312
IT Services — 0.1%
Acuris Finance US, Inc.
(b)
5.00%, 05/01/28 .................. 563 501,771
9.00%, 08/01/29 .................. 200 202,030
Amentum Escrow Corp., 7.25%, 08/01/32
(b)
.. 294 300,265
Atos SE
(c)(d)(e)
0.00%, 11/06/24
(m)(n)
............... EUR 700 56,818
1.75%, 05/07/25 .................. 1,800 147,134
2.50%, 11/07/28 .................. 800 49,460
1.00%, 11/12/29 .................. 900 73,331
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
USD 821 864,737
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 946 911,116
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 .................. 493 452,157
5.63%, 09/15/28 .................. 311 264,012
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 610 625,731
Engineering - Ingegneria Informatica - SpA
11.13%, 05/15/28
(c)
................ EUR 1,153 1,200,260
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 642 658,268
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. EUR 2,319 2,270,929
Twilio, Inc.
3.63%, 03/15/29 .................. USD 160 145,139
3.88%, 03/15/31 .................. 285 255,920
United Group BV
(c)
4.00%, 11/15/27 .................. EUR 1,658 1,753,638
4.63%, 08/15/28 .................. 142 150,958
10,883,674
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
........ USD 113 117,826
Mattel, Inc., 6.20%, 10/01/40 ........... 137 137,552
255,378
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
................ 201 182,634
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 400 405,733
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 951 1,014,863
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32 .................. 290 294,252
5.09%, 08/10/33 .................. 125 127,911
2,025,393
Machinery — 0.2%
Alstom SA, (5-Year EURIBOR ICE Swap Rate +
2.93%), 5.87%
(a)(c)(l)
............... EUR 1,000 1,129,674
ATS Corp., 4.13%, 12/15/28
(b)
.......... USD 314 290,670
Boels Topholding BV
(c)
6.25%, 02/15/29 .................. EUR 1,209 1,356,362
5.75%, 05/15/30 .................. 1,381 1,516,271
Chart Industries, Inc.
(b)
7.50%, 01/01/30 .................. USD 351 365,146

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
9.50%, 01/01/31 .................. USD 232 $ 251,989
Esab Corp., 6.25%, 04/15/29
(b)
.......... 292 296,127
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 272 210,327
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 .................. EUR 118 124,042
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.44%, 04/15/29
(a)
............... 3,178 3,476,577
Ingersoll Rand, Inc., 5.45%, 06/15/34 ...... USD 2,015 2,078,165
Loxam SAS
(c)
6.38%, 05/15/28 .................. EUR 996 1,124,002
6.38%, 05/31/29 .................. 2,511 2,836,490
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 752 704,020
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
205 191,284
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
8.91%, 07/15/29
(a)(c)
.............. EUR 1,871 2,038,052
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 877 382,131
Otis Worldwide Corp., 2.57%, 02/15/30 .... 337 300,864
Terex Corp., 5.00%, 05/15/29
(b)
......... 241 231,609
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................. EUR 1,820 1,917,319
7.63%, 07/15/28
(b)
................. USD 977 976,756
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
................. EUR 1,341 1,417,903
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 1,544 1,513,978
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 513 465,762
25,195,520
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 1,991 2,049,456
Media — 0.5%
Altice Financing SA
2.25%, 01/15/25
(c)
................. EUR 285 301,517
9.63%, 07/15/27
(b)
................. USD 1,480 1,381,805
3.00%, 01/15/28
(c)
................. EUR 100 84,686
5.00%, 01/15/28
(b)
................. USD 1,313 1,048,485
5.75%, 08/15/29
(b)
................. 1,973 1,497,441
Banijay Entertainment SAS
7.00%, 05/01/29
(c)
................. EUR 1,263 1,432,663
8.13%, 05/01/29
(b)
................. USD 200 207,094
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
............... 219 194,910
4.00%, 11/15/30
(b)
................. 553 425,180
Charter Communications Operating LLC,
6.10%, 06/01/29 ................. 289 295,429
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 .................. 439 425,229
7.75%, 04/15/28 .................. 208 183,702
9.00%, 09/15/28 .................. 1,121 1,190,298
7.50%, 06/01/29 .................. 772 662,893
7.88%, 04/01/30 .................. 1,099 1,118,452
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 404 235,492
Comcast Corp.
4.15%, 10/15/28 .................. 827 813,987
5.10%, 06/01/29 .................. 571 584,907
2.65%, 02/01/30 .................. 562 508,536
4.25%, 10/15/30 .................. 132 129,108
1.50%, 02/15/31 .................. 673 551,799
CSC Holdings LLC
(b)
5.50%, 04/15/27 .................. 415 346,953
11.25%, 05/15/28 ................. 1,002 905,886
11.75%, 01/31/29 ................. 694 627,368
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 722 695,251
Security
Par (000)
Par (000) Value
Media (continued)
DISH DBS Corp.
(b)
5.25%, 12/01/26 .................. USD 453 $ 377,067
5.75%, 12/01/28 .................. 131 96,157
DISH Network Corp., 11.75%, 11/15/27
(b)
... 1,343 1,344,248
EquipmentShare.com, Inc., 8.63%, 05/15/32
(b)
104 107,979
GCI LLC, 4.75%, 10/15/28
(b)
........... 320 297,053
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 624 651,148
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 30 34,688
Interpublic Group of Cos., Inc. (The)
4.75%, 03/30/30 .................. 367 364,482
2.40%, 03/01/31 .................. 543 462,803
Lamar Media Corp., 4.00%, 02/15/30 ...... 118 108,837
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 670 624,402
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 214 210,065
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 321 313,697
4.25%, 01/15/29 .................. 241 223,464
4.63%, 03/15/30 .................. 163 149,769
7.38%, 02/15/31 .................. 353 369,765
Paramount Global
4.95%, 01/15/31 .................. 244 221,599
4.20%, 05/19/32 .................. 447 381,199
Pinewood Finco plc
6.00%, 03/27/30
(c)
................. GBP 3,452 4,417,483
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. USD 371 296,892
6.50%, 09/15/28 .................. 455 250,000
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a)(c)(l)
.................... EUR 2,315 2,386,402
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 .................. USD 740 703,045
5.00%, 08/01/27 .................. 26 25,159
4.00%, 07/15/28 .................. 191 175,291
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 608 573,291
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
EUR 1,519 1,635,695
Summer BidCo BV
10.00%, (10.00% Cash or 10.75% PIK),
02/15/29
(c)(k)
................... 587 637,928
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 2,904 2,642,001
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a)(c)(k)
.......... EUR 4,247 3,368,341
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 2,600 2,478,840
United Group BV
(c)
3.13%, 02/15/26 .................. EUR 929 990,329
6.75%, 02/15/31 .................. 372 421,443
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.08%, 02/15/31
(a)
............... 604 656,130
Univision Communications, Inc.
(b)
6.63%, 06/01/27 .................. USD 612 609,026
8.00%, 08/15/28 .................. 510 512,524
8.50%, 07/31/31 .................. 311 307,677
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................ GBP 2,142 2,508,560
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
. EUR 1,508 1,464,750
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 .................. USD 620 616,512
5.13%, 02/28/30 .................. 2,212 1,953,279
Ziggo BV
2.88%, 01/15/30
(c)
................. EUR 1,933 1,897,528
4.88%, 01/15/30
(b)
................. USD 200 182,079
53,897,698

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 0.2%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... USD 840 $ 744,240
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 674 565,317
Arsenal AIC Parent LLC
(b)
8.00%, 10/01/30 .................. 240 255,347
11.50%, 10/01/31 ................. 1,080 1,206,796
ATI, Inc.
4.88%, 10/01/29 .................. 296 281,145
7.25%, 08/15/30 .................. 188 196,557
5.13%, 10/01/31 .................. 360 339,805
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,156 1,158,340
Carpenter Technology Corp., 7.63%, 03/15/30 459 478,859
Constellium SE
5.63%, 06/15/28
(b)
................. 250 245,787
3.75%, 04/15/29
(b)
................. 793 723,641
5.38%, 08/15/32
(c)
................. EUR 1,779 1,930,136
6.38%, 08/15/32
(b)
................. USD 338 337,546
CSN Resources SA, 8.88%, 12/05/30
(b)
.... 1,069 1,072,688
Eramet SA, 6.50%, 11/30/29
(c)
.......... EUR 400 438,095
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... USD 341 332,049
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
653 687,694
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
... 642 633,776
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 191 190,554
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 616 462,542
Glencore Funding LLC
(b)
5.70%, 05/08/33 .................. 86 87,619
6.50%, 10/06/33 .................. 1,306 1,396,583
5.63%, 04/04/34 .................. 2,466 2,484,273
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 .................. 76 71,237
4.50%, 06/01/31 .................. 1,060 939,244
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 62 65,935
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 591 597,799
Newmont Corp., 2.25%, 10/01/30 ........ 288 251,947
Novelis Corp.
(b)
3.25%, 11/15/26 .................. 687 653,605
4.75%, 01/30/30 .................. 712 672,746
3.88%, 08/15/31 .................. 728 639,536
POSCO
(b)
5.63%, 01/17/26 .................. 357 359,343
5.75%, 01/17/28 .................. 309 315,989
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c)(k)
.......... 750 689,115
Steel Dynamics, Inc., 5.38%, 08/15/34 ..... 535 542,314
Vale Overseas Ltd.
3.75%, 07/08/30 .................. 1,663 1,520,605
6.13%, 06/12/33 .................. 876 892,469
6.40%, 06/28/54 .................. 575 572,933
25,034,206
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 .................. 140 135,471
4.75%, 06/15/29 .................. 252 239,507
7.00%, 07/15/31 .................. 248 253,826
Starwood Property Trust, Inc.
4.38%, 01/15/27 .................. 155 148,835
7.25%, 04/01/29 .................. 368 378,468
1,156,107
Multi-Utilities — 0.2%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a)(c)(l)
............... EUR 1,975 2,153,475
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(f)
..................... USD 1,857 1,861,532
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 .................. USD 237 $ 225,155
1.65%, 05/15/31 .................. 668 548,329
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(a)(c)
.................... GBP 1,377 1,798,349
Consumers Energy Co.
3.80%, 11/15/28 .................. USD 854 829,294
4.90%, 02/15/29 .................. 791 801,115
4.60%, 05/30/29 .................. 1,175 1,177,821
Dominion Energy, Inc.
Series C, 2.25%, 08/15/31 ........... 71 59,580
5.38%, 11/15/32 .................. 128 130,106
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%, 06/01/54
(a)
............... 515 540,852
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88%, 02/01/55
(a)
............... 317 329,067
Engie SA, (5-Year EUR Swap Annual + 1.94%),
4.75%
(a)(c)(l)
.................... EUR 1,100 1,199,237
NiSource, Inc.
5.25%, 03/30/28 .................. USD 444 450,228
5.40%, 06/30/33 .................. 487 493,438
5.35%, 04/01/34 .................. 284 286,102
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.95%,
11/30/54
(a)
.................... 625 633,801
San Diego Gas & Electric Co., 4.95%, 08/15/28 2,086 2,111,841
Sempra
5.40%, 08/01/26 .................. 1,818 1,834,261
3.25%, 06/15/27 .................. 121 115,853
3.70%, 04/01/29 .................. 1,237 1,179,230
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88%,
10/01/54
(a)
.................... 2,013 2,016,586
WEC Energy Group, Inc., 5.60%, 09/12/26 .. 780 790,982
21,566,234
Office REITs — 0.0%
Kilroy Realty LP
3.05%, 02/15/30 .................. 436 377,010
6.25%, 01/15/36 .................. 768 756,675
1,133,685
Oil, Gas & Consumable Fuels — 1.0%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 602 609,914
Antero Midstream Partners LP, 6.63%,
02/01/32
(b)
..................... 297 303,007
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 380 467,576
8.25%, 12/31/28 .................. 488 500,953
5.88%, 06/30/29 .................. 538 527,669
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 351 370,489
BP Capital Markets America, Inc.
3.54%, 04/06/27 .................. 155 151,065
3.59%, 04/14/27 .................. 417 406,769
5.02%, 11/17/27 .................. 349 353,905
4.23%, 11/06/28 .................. 511 503,798
4.70%, 04/10/29 .................. 127 127,503
1.75%, 08/10/30 .................. 95 80,905
Buckeye Partners LP
6.88%, 07/01/29
(b)
................. 107 108,703
5.85%, 11/15/43 .................. 249 220,955
5.60%, 10/15/44 .................. 194 160,810
Cenovus Energy, Inc., 2.65%, 01/15/32 .... 75 63,330

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 .................. USD 992 $ 996,921
3.70%, 11/15/29 .................. 547 517,498
Cheniere Energy Partners LP
4.00%, 03/01/31 .................. 1,040 962,565
5.95%, 06/30/33 .................. 798 824,357
5.75%, 08/15/34
(b)
................. 561 571,915
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 1,488 1,512,059
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 663 662,573
8.38%, 01/15/29 .................. 472 491,811
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 .................. 596 625,747
8.63%, 11/01/30 .................. 606 654,546
8.75%, 07/01/31 .................. 631 678,563
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 389,449
CNX Resources Corp., 7.38%, 01/15/31
(b)
... 200 206,482
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 .................. 869 841,559
5.88%, 01/15/30 .................. 259 240,915
ConocoPhillips Co., 6.95%, 04/15/29 ...... 838 921,568
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 794 807,498
Coterra Energy, Inc.
3.90%, 05/15/27 .................. 45 43,791
4.38%, 03/15/29 .................. 227 221,111
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 923 885,284
Crescent Energy Finance LLC
(b)
7.63%, 04/01/32 .................. 365 374,330
7.38%, 01/15/33 .................. 423 428,827
DCP Midstream Operating LP
8.13%, 08/16/30 .................. 635 734,379
3.25%, 02/15/32 .................. 3,474 3,031,231
Devon Energy Corp.
5.25%, 10/15/27 .................. 88 88,460
4.50%, 01/15/30 .................. 356 349,205
7.88%, 09/30/31 .................. 20 23,097
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
311 331,074
Diamondback Energy, Inc.
3.50%, 12/01/29 .................. 400 376,046
3.13%, 03/24/31 .................. 1,292 1,160,010
6.25%, 03/15/33 .................. 1,830 1,954,489
5.40%, 04/18/34 .................. 5,410 5,476,355
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 584 545,929
4.38%, 06/15/31 .................. 146 134,607
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 .................. 1,095 939,989
4.39%, 11/30/46 .................. 1,166 915,310
Enbridge, Inc.
5.90%, 11/15/26 .................. 748 764,157
5.70%, 03/08/33 .................. 1,395 1,440,378
5.63%, 04/05/34 .................. 822 841,522
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20%,
06/27/54
(a)
.................... 174 177,079
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38%,
03/15/55
(a)
.................... 273 276,631
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84
(a)
.................... 496 542,459
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 251 263,498
Energean Israel Finance Ltd., 8.50%, 09/30/33
(b)
(c)
.......................... 542 514,931
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
6.05%, 12/01/26 .................. USD 6,428 $ 6,572,386
Series B, (3-mo. LIBOR USD + 4.16%),
6.63%
(a)(l)
..................... 179 175,494
6.10%, 12/01/28 .................. 4,591 4,786,567
3.75%, 05/15/30 .................. 335 315,548
6.40%, 12/01/30 .................. 1,173 1,256,438
6.55%, 12/01/33 .................. 34 36,712
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54
(a)
.................... 580 617,467
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13%,
10/01/54
(a)
.................... 332 333,133
Enterprise Products Operating LLC
4.15%, 10/16/28 .................. 1,099 1,080,792
3.13%, 07/31/29 .................. 345 322,009
EQM Midstream Partners LP
(b)
4.50%, 01/15/29 .................. 53 50,785
6.38%, 04/01/29 .................. 239 243,977
7.50%, 06/01/30 .................. 205 221,243
EQT Corp.
3.13%, 05/15/26
(b)
................. 37 35,625
5.70%, 04/01/28 .................. 183 186,555
5.00%, 01/15/29 .................. 1,123 1,114,990
7.00%, 02/01/30
(f)
................. 117 126,193
5.75%, 02/01/34 .................. 1,694 1,712,949
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 266 285,419
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
..................... 636 514,743
Genesis Energy LP
7.75%, 02/01/28 .................. 239 242,527
8.25%, 01/15/29 .................. 285 296,507
8.88%, 04/15/30 .................. 210 222,332
7.88%, 05/15/32 .................. 423 431,943
GNL Quintero SA, 4.63%, 07/31/29
(c)
...... 518 506,628
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 202 199,425
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 241 247,958
Hess Corp., 4.30%, 04/01/27 ........... 4,620 4,562,855
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 282 287,506
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 .................. 143 142,963
5.75%, 02/01/29 .................. 384 377,565
8.38%, 11/01/33 .................. 510 551,680
6.88%, 05/15/34 .................. 372 370,084
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 612 574,264
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 466 384,916
Kinder Morgan, Inc.
4.30%, 03/01/28 .................. 243 239,822
5.00%, 02/01/29 .................. 1,000 1,007,555
Kinetik Holdings LP
(b)
6.63%, 12/15/28 .................. 116 118,287
5.88%, 06/15/30 .................. 251 248,462
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(b)
..................... 181 182,735
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(c)
... 215 191,754
Marathon Oil Corp., 4.40%, 07/15/27 ...... 175 173,470
Marathon Petroleum Corp., 4.70%, 05/01/25 . 346 344,073
Matador Resources Co.
(b)
6.88%, 04/15/28 .................. 359 366,089
6.50%, 04/15/32 .................. 597 600,053
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 408,890

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP, 1.75%, 03/01/26 ............ USD 314 $ 298,446
Murphy Oil Corp., 5.88%, 12/01/42
(f)
...... 58 53,136
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 380 373,581
8.75%, 03/15/29 .................. 438 397,160
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 .................. 326 332,642
3.63%, 04/15/29
(m)
................ 251 319,398
8.75%, 06/15/31 .................. 525 553,328
Occidental Petroleum Corp.
6.63%, 09/01/30 .................. 558 595,547
6.13%, 01/01/31 .................. 343 358,242
5.38%, 01/01/32 .................. 470 474,570
5.55%, 10/01/34 .................. 215 216,177
ONEOK, Inc.
6.10%, 11/15/32 .................. 281 296,937
6.05%, 09/01/33 .................. 184 193,557
Ovintiv, Inc.
5.38%, 01/01/26 .................. 2,231 2,233,544
5.65%, 05/15/28 .................. 1,114 1,137,860
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 367 380,100
Pioneer Natural Resources Co.
1.90%, 08/15/30 .................. 666 572,322
2.15%, 01/15/31 .................. 995 855,017
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 605 616,344
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 300 309,325
Raizen Fuels Finance SA
(b)
6.45%, 03/05/34 .................. 839 864,799
6.95%, 03/05/54 .................. 341 351,077
Repsol International Finance BV, (5-Year EUR
Swap Annual + 4.41%), 4.25%
(a)(c)(l)
..... EUR 1,016 1,092,991
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 631 598,340
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 162 154,931
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 462 453,104
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(b)
... 221 227,107
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 441 461,435
SM Energy Co.
6.50%, 07/15/28 .................. 298 297,295
7.00%, 08/01/32
(b)
................. 204 206,212
Southwestern Energy Co., 5.38%, 02/01/29 .. 421 412,303
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 148 151,310
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 .................. 186 184,661
5.50%, 01/15/28 .................. 100 96,485
7.38%, 02/15/29 .................. 195 197,558
6.00%, 12/31/30 .................. 195 184,776
6.00%, 09/01/31 .................. 136 128,196
Talos Production, Inc.
(b)
9.00%, 02/01/29 .................. 135 142,245
9.38%, 02/01/31 .................. 281 297,818
Targa Resources Corp.
6.13%, 03/15/33 .................. 510 536,485
6.50%, 03/30/34 .................. 267 289,045
TransCanada PipeLines Ltd., 4.10%, 04/15/30 85 81,868
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a)(c)
..... EUR 2,910 3,448,536
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. USD 457 422,533
4.13%, 08/15/31 .................. 298 270,897
3.88%, 11/01/33 .................. 306 265,384
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 212 210,870
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 2,281 2,393,773
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
9.75%, 10/15/30 .................. USD 334 $ 365,092
7.88%, 04/15/32
(b)
................. 750 762,874
Western Midstream Operating LP
3.95%, 06/01/25 .................. 1,264 1,245,061
6.35%, 01/15/29 .................. 279 291,604
Williams Cos., Inc. (The)
5.40%, 03/02/26 .................. 74 74,504
3.75%, 06/15/27 .................. 266 258,572
5.30%, 08/15/28 .................. 1,807 1,841,470
4.90%, 03/15/29 .................. 955 957,743
103,753,111
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(c)
................. EUR 1,100 1,148,820
4.88%, 02/04/28
(b)
................. USD 2,673 2,512,529
Fiber Bidco SpA
(c)
10.00%, 06/15/29 ................. EUR 622 647,178
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.69%, 01/15/30
(a)
............... 883 960,888
6.13%, 06/15/31 .................. 2,626 2,807,771
ProGroup AG
(c)
5.13%, 04/15/29 .................. 668 722,454
5.38%, 04/15/31 .................. 1,413 1,520,182
Suzano Austria GmbH
2.50%, 09/15/28 .................. USD 103 90,801
Series DM3N, 3.13%, 01/15/32 ........ 879 729,297
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
..................... EUR 742 814,139
11,954,059
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
.......... USD 396 380,888
Air France-KLM, 4.63%, 05/23/29
(c)
....... EUR 1,200 1,298,986
American Airlines, Inc.
(b)
5.75%, 04/20/29 .................. USD 303 295,973
8.50%, 05/15/29 .................. 478 492,106
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
571 543,877
United Airlines Pass-Through Trust
Series 2020-1,Class A, 5.88%, 10/15/27 .. —
(o)
1
Series 2024-1,Class A, 5.88%, 02/15/37 .. 1,916 1,958,426
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 654 618,055
5,588,312
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 247 253,628
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.80%, 07/15/31
(a)(c)
..... EUR 2,392 2,630,498
2,884,126
Pharmaceuticals — 0.5%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... USD 448 424,730
Astrazeneca Finance LLC
4.90%, 02/26/31 .................. 37 37,654
4.88%, 03/03/33 .................. 152 153,777
Bausch Health Cos., Inc.
(b)
6.13%, 02/01/27 .................. 97 82,492
11.00%, 09/30/28 ................. 784 733,432
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50%,
03/25/82 ..................... EUR 2,200 2,322,462
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 .......... 3,100 3,440,426
(5-Year EUR Swap Annual + 3.90%), 7.00%,
09/25/83 ..................... 2,000 2,254,884
Bayer Corp., 6.65%, 02/15/28
(b)
......... USD 826 864,193

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 .................. USD 3,806 $ 3,748,420
4.38%, 12/15/28 .................. 762 735,932
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.. 6,478 6,605,575
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 .................. 320 317,783
3.13%, 02/15/29 .................. 395 381,366
3.50%, 04/01/30 .................. 211 203,330
Cheplapharm Arzneimittel GmbH
(c)
4.38%, 01/15/28 .................. EUR 1,630 1,695,886
7.50%, 05/15/30 .................. 1,248 1,402,281
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
USD 435 458,456
Gruenenthal GmbH
(c)
4.13%, 05/15/28 .................. EUR 1,636 1,730,723
6.75%, 05/15/30 .................. 1,612 1,837,844
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 361 339,036
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(c)
..................... EUR 3,308 3,655,533
Organon & Co.
2.88%, 04/30/28
(c)
................. 2,362 2,435,209
4.13%, 04/30/28
(b)
................. USD 340 319,437
7.88%, 05/15/34
(b)
................. 231 239,894
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 .................. 2,132 2,146,689
4.75%, 05/19/33 .................. 2,533 2,524,864
Rossini SARL
(c)
6.75%, 12/31/29 .................. EUR 1,865 2,089,040
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
7.55%, 12/31/29
(a)
............... 2,711 2,969,921
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 .................. USD 919 926,271
5.30%, 07/05/34 .................. 1,635 1,657,042
Teva Pharmaceutical Finance Netherlands II BV
7.38%, 09/15/29 .................. EUR 1,101 1,334,544
4.38%, 05/09/30 .................. 2,085 2,217,003
7.88%, 09/15/31 .................. 1,452 1,834,641
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 .................. USD 564 532,980
4.75%, 05/09/27 .................. 284 275,037
7.88%, 09/15/29 .................. 293 315,799
8.13%, 09/15/31 .................. 314 350,306
55,594,892
Professional Services — 0.0%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 1,051 969,494
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 687 651,932
KBR, Inc., 4.75%, 09/30/28
(b)
........... 49 46,601
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c)(k)
............ EUR 1,334 849,670
Science Applications International Corp., 4.88%,
04/01/28
(b)
..................... USD 474 458,030
Verisk Analytics, Inc., 5.25%, 06/05/34 ..... 1,782 1,798,907
4,774,634
Real Estate Management & Development — 0.1%
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(c)(k)
........... EUR 900 1,143,638
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
400 398,290
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 ........... USD 557 472,403
7.00%, 04/15/30
(b)
................. 187 158,614
Aroundtown SA
(c)
0.00%, 07/16/26 .................. EUR 400 396,628
0.38%, 04/15/27 .................. 700 679,896
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Balder Finland OYJ, 1.00%, 01/20/29
(c)
..... EUR 1,660 $ 1,520,273
BRANICKS Group AG, 2.25%, 09/22/26
(c)
... 900 424,918
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 .................. USD 314 314,624
8.88%, 09/01/31 .................. 296 318,364
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
................ EUR 1,600 1,455,410
Fantasia Holdings Group Co. Ltd.
(c)(d)(e)
15.00%, 12/18/21 ................. USD 1,735 17,350
11.88%, 06/01/24 ................. 1,500 18,750
7.95%, 07/05/24 .................. 1,650 16,500
9.25%, 07/28/24 .................. 3,540 44,250
12.25%, 10/18/24 ................. 3,269 32,690
9.88%, 10/19/24 .................. 2,640 33,000
10.88%, 01/09/25 ................. 1,345 16,812
11.75%, 04/17/25 ................. 2,039 20,390
Fastighets AB Balder, 1.13%, 01/29/27
(c)
.... EUR 444 443,165
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a)(l)
..................... 1,124 829,862
1.13%, 01/21/26 .................. 220 222,806
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a)(l)
..................... 1,725 1,176,210
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 .................. 216 220,518
1.38%, 03/03/27 .................. 203 196,445
1.00%, 04/13/28 .................. 422 387,140
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 .................. USD 149 136,716
4.38%, 02/01/31 .................. 104 92,954
JGC Ventures Pte. Ltd.
(c)(k)
5.00%, (5.00% Cash or 3.00% PIK),
08/30/24
(d)(e)
................... 1,236 517,214
5.00%, (5.00% Cash or 5.00% PIK),
06/30/25 ..................... 166 49,494
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(l)
......... 544 537,472
Modernland Overseas Pte. Ltd.
(c)
5.00%, (5.00% Cash or 3.00% PIK),
04/30/27
(d)(e)(k)
.................. 1,250 405,784
Series 2, 5.00%, 04/30/27 ............ 106 19,321
SBB Treasury OYJ, 0.75%, 12/14/28
(c)
..... EUR 1,371 928,261
Sunac China Holdings Ltd.
(c)(k)
5.00%, (5.00% Cash or 6.00% PIK),
09/30/25 ..................... USD 131 13,737
6.25%, (6.25% Cash or 6.25 % PIK),
09/30/26
(d)(e)
................... 132 11,677
5.50%, (5.50% Cash or 6.50% PIK),
09/30/27 ..................... 264 21,161
5.75%, (5.75% Cash or 6.75% PIK),
09/30/28 ..................... 396 28,968
6.00%, (6.00% Cash or 7.00% PIK),
09/30/29 ..................... 396 25,732
6.25%, (6.25 % Cash or 7.25% PIK),
09/30/30 ..................... 186 10,759
1.00%, (1.00% Cash or 2.00% PIK),
09/30/32
(m)
.................... 159 9,050
13,767,246
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 493,378
Camden Property Trust, 2.80%, 05/15/30 ... 1,015 918,638
Mid-America Apartments LP, 1.10%, 09/15/26 363 336,017
UDR, Inc.
4.40%, 01/26/29 .................. 190 186,392

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
2.10%, 08/01/32 .................. USD 190 $ 152,155
2,086,580
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 407 384,729
Kimco Realty OP LLC
4.60%, 02/01/33 .................. 298 287,989
6.40%, 03/01/34 .................. 118 128,231
Realty Income Corp.
4.70%, 12/15/28 .................. 221 220,281
4.85%, 03/15/30 .................. 294 294,420
3.25%, 01/15/31 .................. 520 472,202
5.63%, 10/13/32 .................. 81 84,106
2.85%, 12/15/32 .................. 31 26,248
5.13%, 02/15/34 .................. 790 790,603
Regency Centers LP, 5.25%, 01/15/34 ..... 255 255,645
2,944,454
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
(c)
0.00%, 03/05/25
(m)(n)
............... EUR 800 829,910
2.13%, 11/03/27
(m)
................. 1,100 940,475
10.50%, 03/30/29 ................. 1,520 1,723,710
Analog Devices, Inc., 2.10%, 10/01/31 ..... USD 117 99,082
Broadcom Corp., 3.50%, 01/15/28 ....... 576 553,198
Broadcom, Inc.
4.15%, 11/15/30 .................. 1,150 1,107,744
5.15%, 11/15/31 .................. 1,755 1,777,777
4.30%, 11/15/32 .................. 1,275 1,216,749
3.42%, 04/15/33
(b)
................. 1,300 1,147,723
3.19%, 11/15/36
(b)
................. 1,500 1,223,437
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 764 737,107
Intel Corp., 4.88%, 02/10/28 ........... 167 168,580
KLA Corp., 4.10%, 03/15/29 ........... 3,578 3,532,465
Lam Research Corp., 1.90%, 06/15/30 ..... 122 105,600
Micron Technology, Inc., 5.88%, 02/09/33 ... 597 622,676
MKS Instruments, Inc., 1.25%, 06/01/30
(b)(m)
.. 330 347,655
NVIDIA Corp., 2.00%, 06/15/31 ......... 175 150,732
NXP BV
3.40%, 05/01/30 .................. 147 135,475
2.50%, 05/11/31 .................. 440 375,892
2.65%, 02/15/32 .................. 1,425 1,207,616
SK Hynix, Inc., 6.50%, 01/17/33
(b)
........ 576 621,000
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 460 421,415
19,046,018
Software — 0.3%
Autodesk, Inc.
3.50%, 06/15/27 .................. 400 387,310
2.40%, 12/15/31 .................. 1,155 981,746
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 326 317,810
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 555 574,921
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 488 492,186
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 .................. 1,213 1,137,772
4.88%, 07/01/29 .................. 910 859,635
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 .................. 3,983 3,882,418
9.00%, 09/30/29 .................. 2,944 2,927,532
8.25%, 06/30/32 .................. 2,243 2,327,119
Dye & Durham Ltd., 8.63%, 04/15/29
(b)
..... 127 129,953
Elastic NV, 4.13%, 07/15/29
(b)
.......... 613 564,768
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 469 441,277
Helios Software Holdings, Inc.
4.63%, 05/01/28
(b)
................. 250 227,952
7.88%, 05/01/29
(c)
................. EUR 2,669 2,931,105
Security
Par (000)
Par (000) Value
Software (continued)
8.75%, 05/01/29
(b)
................. USD 200 $ 206,819
McAfee Corp., 7.38%, 02/15/30
(b)
........ 629 586,736
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 570 563,726
Oracle Corp.
6.15%, 11/09/29 .................. 423 450,427
2.95%, 04/01/30 .................. 3,638 3,304,365
4.65%, 05/06/30 .................. 102 101,786
2.88%, 03/25/31 .................. 127 112,370
4.90%, 02/06/33 .................. 1,228 1,219,028
4.30%, 07/08/34 .................. 1,745 1,633,113
Roper Technologies, Inc., 4.20%, 09/15/28 .. 76 74,618
Sabre GLBL, Inc.
(b)
8.63%, 06/01/27 .................. 428 400,099
11.25%, 12/15/27 ................. 47 46,544
SS&C Technologies, Inc.
(b)
5.50%, 09/30/27 .................. 665 658,742
6.50%, 06/01/32 .................. 778 792,444
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.19%, 07/31/31
(a)(c)
..... EUR 1,712 1,855,128
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 3,173 3,261,318
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 308 267,960
VMware LLC, 2.20%, 08/15/31 .......... 2,188 1,827,415
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
800 730,807
36,276,949
Specialized REITs — 0.1%
American Tower Corp.
1.30%, 09/15/25 .................. 212 203,196
4.40%, 02/15/26 .................. 2,150 2,132,678
3.60%, 01/15/28 .................. 149 142,985
1.50%, 01/31/28 .................. 101 90,402
5.50%, 03/15/28 .................. 1,240 1,266,784
5.80%, 11/15/28 .................. 163 169,100
2.30%, 09/15/31 .................. 83 69,526
Crown Castle, Inc.
4.00%, 03/01/27 .................. 21 20,558
5.00%, 01/11/28 .................. 97 97,312
3.80%, 02/15/28 .................. 172 165,673
4.80%, 09/01/28 .................. 41 40,824
5.60%, 06/01/29 .................. 201 206,584
3.10%, 11/15/29 .................. 404 369,627
2.25%, 01/15/31 .................. 43 36,321
5.10%, 05/01/33 .................. 261 259,675
5.80%, 03/01/34 .................. 124 128,860
Equinix, Inc.
1.25%, 07/15/25 .................. 1,005 966,531
3.20%, 11/18/29 .................. 296 273,515
2.15%, 07/15/30 .................. 60 51,652
3.90%, 04/15/32 .................. 300 279,679
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 .................. 235 241,448
5.25%, 07/15/30 .................. 26 25,022
5.63%, 07/15/32 .................. 245 236,267
SBA Communications Corp.
3.88%, 02/15/27 .................. 229 220,481
3.13%, 02/01/29 .................. 347 314,159
8,008,859
Specialty Retail — 0.2%
Afflelou SAS, 6.00%, 07/25/29
(c)
......... EUR 2,302 2,529,051
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. USD 123 117,635
4.75%, 03/01/30 .................. 89 83,631
5.00%, 02/15/32
(b)
................. 199 183,384

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Carvana Co.
(b)(k)
13.00%, (13.00% Cash or 13.00% PIK),
06/01/30 ..................... USD 489 $ 528,950
14.00%, (14.00% Cash or 14.00% PIK),
06/01/31 ..................... 722 823,236
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.. GBP 1,799 2,338,794
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
..................... 532 584,745
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 238 249,029
Dufry One BV, 4.75%, 04/18/31
(c)
........ EUR 857 934,157
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 394 421,881
Goldstory SAS
(c)
6.75%, 02/01/30 .................. EUR 1,798 1,948,318
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.84%, 02/01/30
(a)
............... 496 538,084
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. USD 232 233,994
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 474 447,451
Home Depot, Inc. (The)
4.85%, 06/25/31 .................. 1,962 1,989,277
4.95%, 06/25/34 .................. 2,215 2,236,724
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
274 259,077
Lowe's Cos., Inc.
1.30%, 04/15/28 .................. 349 309,959
1.70%, 09/15/28 .................. 755 671,540
3.65%, 04/05/29 .................. 1,553 1,485,757
PetSmart, Inc., 7.75%, 02/15/29
(b)
........ 833 808,486
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 178 175,209
Staples, Inc., 10.75%, 09/01/29
(b)(j)
....... 240 232,479
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 2,109 2,087,910
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
............ 319 318,446
22,537,204
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
4.90%, 10/01/26 .................. 1,576 1,575,981
5.40%, 04/15/34 .................. 180 181,836
3.45%, 12/15/51 .................. 69 48,177
Seagate HDD Cayman
(b)
8.25%, 12/15/29 .................. 920 991,466
8.50%, 07/15/31 .................. 85 92,292
2,889,752
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. 415 382,836
4.13%, 08/15/31 .................. 40 35,131
European TopSoho SARL, Series SMCP,
4.00%, 10/14/24
(c)(d)(e)(m)
............. EUR 1,300 382,203
Hanesbrands, Inc.
(b)
4.88%, 05/15/26 .................. USD 355 347,696
9.00%, 02/15/31 .................. 43 45,511
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 221 203,138
1,396,515
Tobacco — 0.1%
Altria Group, Inc.
6.20%, 11/01/28 .................. 586 617,671
4.80%, 02/14/29 .................. 464 463,423
BAT Capital Corp.
4.70%, 04/02/27 .................. 2,045 2,037,352
5.83%, 02/20/31 .................. 605 627,623
6.42%, 08/02/33 .................. 634 680,218
6.00%, 02/20/34 .................. 808 840,570
BAT International Finance plc
1.67%, 03/25/26 .................. 1,908 1,808,687
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.93%, 02/02/29 .................. USD 1,212 $ 1,261,173
8,336,717
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88%, 01/15/26 .................. 1,449 1,400,857
1.88%, 08/15/26 .................. 98 92,051
3.63%, 04/01/27 .................. 441 423,257
Aviation Capital Group LLC
(b)
1.95%, 09/20/26 .................. 2,735 2,556,256
3.50%, 11/01/27 .................. 26 24,695
6.25%, 04/15/28 .................. 1,410 1,457,314
6.75%, 10/25/28 .................. 2,173 2,294,329
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 .................. 273 250,743
6.50%, 08/01/30 .................. 286 292,449
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50%, 05/01/28 .................. 870 852,952
7.88%, 12/01/30 .................. 335 355,102
7.00%, 05/01/31 .................. 1,341 1,382,593
7.00%, 06/15/32 .................. 741 764,207
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 211 189,093
GATX Corp., 5.40%, 03/15/27 .......... 979 991,151
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 126 115,131
Herc Holdings, Inc.
(b)
5.50%, 07/15/27 .................. 423 419,509
6.63%, 06/15/29 .................. 305 311,409
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 333 313,414
United Rentals North America, Inc.
(b)
6.00%, 12/15/29 .................. 1,242 1,260,163
6.13%, 03/15/34 .................. 282 283,329
WESCO Distribution, Inc.
(b)
6.38%, 03/15/29 .................. 443 448,730
6.63%, 03/15/32 .................. 148 150,765
16,629,499
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV
(a)(c)(l)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 900 953,337
(5-Year EUR Swap Annual + 3.69%), 3.25% 600 635,558
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... USD 146 144,375
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.44%, 04/22/30
(a)
...... EUR 2,643 2,886,845
Stena International SA
(b)
7.25%, 01/15/31 .................. USD 2,837 2,902,157
7.63%, 02/15/31 .................. 524 538,814
8,061,086
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 3.63%, 04/22/29 .. 1,257 1,194,543
CK Hutchison Group Telecom Finance SA,
2.63%, 10/17/34
(c)
................ GBP 1,254 1,202,374
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... USD 617 606,526
Granger Telecom Holding plc, (Acquired
06/21/24, cost $727,000), 6.50%, 03/20/45
(g)(i)
727 727,000
Kenbourne Invest SA, 4.70%, 01/22/28
(c)(d)(e)
. 787 443,671
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 340 358,912
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 1,685 1,683,820
Odido Group Holding BV, 5.50%, 01/15/30
(c)
. EUR 1,239 1,257,167
Rogers Communications, Inc., 3.80%, 03/15/32 USD 5,044 4,613,600
SoftBank Group Corp.
(c)
3.13%, 09/19/25 .................. EUR 1,611 1,715,260

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.00%, 04/15/28 .................. EUR 247 $ 265,244
5.38%, 01/08/29 .................. 1,595 1,718,594
3.38%, 07/06/29 .................. 100 98,922
4.00%, 09/19/29 .................. 2,688 2,730,470
3.88%, 07/06/32 .................. 1,645 1,591,144
5.75%, 07/08/32 .................. 1,588 1,710,020
Telefonica Europe BV
(a)(c)(l)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,400 1,501,892
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,060,470
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,100 4,687,875
(8-Year EUR Swap Annual + 3.62%), 6.75% 1,200 1,415,206
(EUAMDB08 + 3.12%), 5.75% ........ 2,300 2,563,228
T-Mobile USA, Inc.
2.63%, 04/15/26 .................. USD 2,346 2,255,228
3.75%, 04/15/27 .................. 2,271 2,213,458
4.95%, 03/15/28 .................. 3,629 3,654,970
3.88%, 04/15/30 .................. 1,236 1,178,730
2.55%, 02/15/31 .................. 502 436,175
2.88%, 02/15/31 .................. 26 22,989
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................. GBP 1,259 1,419,512
4.50%, 07/15/31
(c)
................. 2,770 3,000,120
4.75%, 07/15/31
(b)
................. USD 304 260,995
5.63%, 04/15/32
(c)
................. EUR 1,396 1,493,295
7.75%, 04/15/32
(b)
................. USD 302 301,850
Vodafone Group plc
4.38%, 05/30/28 .................. 185 184,828
7.88%, 02/15/30 .................. 99 114,031
6.25%, 11/30/32 .................. 67 72,822
(5-Year EUR Swap Annual + 3.43%), 4.20%,
10/03/78
(a)(c)
................... EUR 439 470,122
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(a)(c)
................... GBP 2,384 3,018,780
(5-Year EUR Swap Annual + 3.00%), 2.63%,
08/27/80
(a)(c)
................... EUR 785 822,158
(5-Year EUR Swap Annual + 3.49%), 6.50%,
08/30/84
(a)(c)
................... 1,614 1,891,376
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00%,
08/30/86
(a)(c)
................... GBP 845 1,176,859
57,134,236
Total Corporate Bonds — 17.6%
(Cost: $1,935,306,750) ............................ 1,926,860,614
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
Citigroup, Inc. ( General Electric Co.),
17.18%, 09/06/24 ................. USD 38 6,283,959
Royal Bank of Canada (RTX Corp.),
18.15%, 09/27/24 ................. 96 10,441,962
Societe Generale SA (L3Harris Technologies,
Inc.), 14.10%, 08/26/24 .............. 40 9,011,632
25,737,553
Automobile Components — 0.1%
(b)(c)
Barclays Bank plc (BorgWarner, Inc.),
19.30%, 09/13/24 ................. 89 3,157,550
BMO Capital Markets Corp. (Lear Corp.),
23.71%, 09/23/24 ................. 7 880,258
Goldman Sachs International (Aptiv plc),
28.96%, 09/12/24 ................. 37 2,538,271
6,576,079
Security
Par (000)
Par (000) Value
Automobiles — 0.1%
(b)(c)
BMO Capital Markets Corp. (General Motors
Co.), 29.76%, 08/29/24 .............. USD 85 $ 3,818,235
Royal Bank of Canada ( Harley-Davidson, Inc.),
21.79%, 09/09/24 ................. 52 1,923,230
5,741,465
Banks — 0.6%
Barclays Bank plc ( First Horizon Corp.),
13.48%, 09/03/24
(b)(c)
............... 156 2,581,289
Barclays Bank plc (Wells Fargo & Co.),
15.90%, 08/29/24
(b)(c)
............... 43 2,524,570
BMO Capital Markets Corp. (Bank of America
Corp.), 13.00%, 08/29/24
(b)(c)
.......... 173 7,039,571
Goldman Sachs International (Citizens Financial
Group, Inc.), 18.90%, 08/22/24
(b)(c)
...... 56 2,108,466
JPMorgan Structured Products BV (Wells Fargo
& Co.)
20.10%, 08/01/24
(b)(c)
............... 198 11,661,853
16.13%, 10/03/24
(b)(c)
............... 196 11,801,499
Royal Bank of Canada (Citigroup, Inc.),
19.47%, 08/29/24
(b)(c)
............... 67 4,340,088
Royal Bank of Canada (Citizens Financial
Group, Inc.), 24.15%, 08/30/24
(b)(c)
...... 46 1,953,532
Royal Bank of Canada ( JPMorgan Chase &
Co.), 11.73%, 08/29/24
(b)(c)
............ 36 7,631,238
Societe Generale SA (Citigroup, Inc.),
22.97%, 09/17/24
(b)(c)
............... 117 7,686,059
Societe Generale SA (First Citizens
BancShares, Inc.), 19.93%, 09/17/24
(b)(c)
.. 6 10,657,554
69,985,719
Beverages — 0.1%
(b)(c)
BMO Capital Markets Corp. (Keurig Dr Pepper,
Inc.), 8.25%, 09/26/24 .............. 59 1,974,421
HSBC Bank plc (Diageo plc), 23.17%, 09/19/24 GBP 43 1,330,782
Royal Bank of Canada (Diageo plc),
9.30%, 08/01/24 .................. 231 7,186,673
10,491,876
Biotechnology — 0.1%
(b)(c)
JPMorgan Structured Products BV (AbbVie,
Inc.), 11.00%, 09/09/24 .............. USD 34 6,331,590
Wells Fargo & Co. (Amgen, Inc.),
11.77%, 08/01/24 ................. 19 5,836,525
12,168,115
Broadline Retail — 0.5%
BNP Paribas SA (Amazon.com, Inc.)
13.10%, 08/01/24
(b)(c)
............... 35 6,332,131
15.37%, 08/05/24
(b)(c)
............... 268 50,135,626
Toronto-Dominion Bank (The) (Alibaba Group
Holding Ltd.), 28.02%, 08/26/24
(b)(c)
...... 38 2,845,125
59,312,882
Building Products — 0.2%
(b)(c)
Barclays Bank plc (Johnson Controls
International plc), 14.88%, 09/13/24 ..... 44 3,143,389
HSBC Bank plc (Allegion plc), 25.43%, 08/29/24 20 2,353,327
Royal Bank of Canada (Johnson Controls
International plc), 24.43%, 08/15/24 ..... 53 3,728,230
Royal Bank of Canada (Masco Corp.),
18.17%, 09/09/24 ................. 25 1,906,613
Societe Generale SA ( Lennox International,
Inc.), 18.93%, 09/06/24 .............. 11 6,332,074
17,463,633

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.4%
(b)(c)
Barclays Bank plc ( Blackstone, Inc.),
19.58%, 09/03/24 ................. USD 55 $ 7,733,674
Barclays Bank plc (CME Group, Inc.),
5.84%, 09/06/24 .................. 13 2,449,909
Barclays Bank plc (Interactive Brokers Group,
Inc.), 13.99%, 08/30/24 .............. 16 1,868,413
Barclays Bank plc (Intercontinental Exchange,
Inc.), 8.29%, 08/01/24 .............. 14 1,986,016
BMO Capital Markets Corp. (Goldman Sachs
Group, Inc. (The)), 13.20%, 08/29/24 .... 9 4,463,976
Citigroup, Inc. ( Ameriprise Financial, Inc.),
11.48%, 09/09/24 ................. 14 5,993,046
HSBC Bank plc (Raymond James Financial,
Inc.), 21.81%, 08/01/24 .............. 20 2,333,089
Mizuho Markets Cayman LP (Raymond James
Financial, Inc.), 11.30%, 09/09/24 ....... 54 6,251,846
Ro yal Bank of Canada (Nasdaq, Inc.),
9.01%, 09/09/24 .................. 47 3,148,634
Royal Bank of Canada (S&P Global, Inc.),
11.76%, 09/12/24 ................. 9 4,397,679
Wells Fargo & Co. (Morgan Stanley),
17.96%, 08/29/24 ................. 29 3,069,838
43,696,120
Chemicals — 0.3%
Barclays Bank plc (Air Products and Chemicals,
Inc.), 18.83%, 09/26/24
(b)(c)
........... 12 3,092,496
Citigroup, Inc. (FMC Corp.), 34.85%, 08/05/24
(b)
(c)
............................ 34 1,971,043
Citigroup, Inc. (International Flavors &
Fragrances, Inc.), 14.49%, 08/07/24
(b)(c)
... 33 3,189,562
Citigroup, Inc. (Scotts Miracle-Gro Co. (The)),
31.70%, 09/13/24
(b)(c)
............... 32 2,585,252
HSBC Bank plc (Sherwin-Williams Co. (The)),
10.74%, 09/05/24
(b)(c)
............... 15 5,055,013
Mizuho Markets Cayman LP (International
Flavors & Fragrances, Inc.),
26.72%, 08/15/24
(b)(c)
............... 42 4,024,057
Societe Generale SA (DuPont de Nemours,
Inc.), 9.89%, 09/13/24 .............. 37 2,946,218
Wells Fargo & Co. (Corteva, Inc.),
47.98%, 08/01/24
(b)(c)
............... 95 5,193,387
Wells Fargo & Co. (Ecolab, Inc.),
7.95%, 08/01/24
(b)(c)
................ 26 5,988,116
34,045,144
Commercial Services & Supplies — 0.0%
Barclays Bank plc (Cintas Corp.),
11.01%, 09/03/24
(b)(c)
............... 7 5,018,688
Communications Equipment — 0.1%
(b)(c)
Citigroup, Inc. (Arista Networks, Inc.),
24.92%, 09/13/24 ................. 28 9,546,552
Mizuho Markets Cayman LP (Cisco Systems,
Inc.), 16.56%, 09/23/24 .............. 110 5,302,089
14,848,641
Consumer Finance — 0.1%
(b)(c)
Barclays Bank plc (Ally Financial, Inc.),
19.29%, 09/03/24 ................. 59 2,600,318
Societe Generale SA (Capital One Financial
Corp.), 17.86%, 09/06/24 ............ 25 3,812,280
Toronto-Dominion Bank (The) (American
Express Co.), 11.25%, 09/04/24 ........ 39 9, 762,978
16,175,576
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.4%
(b)(c)
Barclays Bank plc ( Sprouts Farmers Market,
Inc.), 18.09%, 09/13/24 .............. USD 25 $ 2,538,387
BNP Paribas SA (Walmart, Inc.),
7.57%, 08/15/24 .................. 39 2,594,052
HSBC Bank plc (Dollar Tree, Inc.),
25.20%, 09/23/24 ................. 22 2,337,417
JPMorgan Structured Products BV (Target
Corp.), 10.37%, 08/16/24 ............ 35 5,156,387
Mizuho Markets Cayman LP (Dollar General
Corp.), 20.25%, 09/27/24 ............ 29 3,517,752
Royal Bank of Canada (Walmart, Inc.),
4.67%, 08/15/25 .................. 165 11,262,959
Societe Generale SA (Sysco Corp.),
10.43%, 09/12/24 ................. 41 3,158,674
Wells Fargo & Co. (Costco Wholesale Corp.),
10.38%, 09/26/24 ................. 6 4,913,045
Wells Fargo & Co. (Sysco Corp.),
10.44%, 08/01/24 ................. 44 3,261,762
38,740,435
Containers & Packaging — 0.1%
(b)(c)
Barclays Bank plc (Sealed Air Corp.),
28.93%, 08/01/24 ................. 144 5,433,512
Citigroup, Inc. (Crown Holdings, Inc.),
18.19%, 09/05/24 ................. 30 2,585,635
JPMorgan Structured Products BV (Sealed Air
Corp.), 21.47%, 10/03/24 ............ 144 5,453,920
Societe Generale SA (Graphic Packaging
Holding Co.), 10.22%, 09/12/24 ........ 86 2,563,301
16,036,368
Diversified Telecommunication Services — 0.2%
(b)(c)
Barclays Bank plc ( Verizon Communications,
Inc.), 30.36%, 08/01/24 .............. 128 5,125,048
BMO Capital Markets Corp. (TELUS Corp.),
21.21%, 08/22/24 ................. 169 3,165,526
Citigroup, Inc. (TELUS Corp.),
12.93%, 09/06/24 ................. 328 6,322,412
JPMorgan Structured Products BV (Verizon
Communications, Inc.), 10.59%, 10/03/24 . 130 5,203,896
19,816,882
Electric Utilities — 0.2%
(b)(c)
Citigroup, Inc. (Edison International),
18.32%, 09/17/24 ................. 29 2,174,208
Goldman Sachs International (Exelon Corp.),
19.13%, 08/22/24 ................. 96 3,403,773
Royal Bank of Canada ( American Electric
Power Co., Inc.), 17.15%, 09/23/24 ...... 39 3,717,388
Societe Generale SA (NextEra Energy, Inc.),
22.28%, 09/06/24 ................. 84 6,370,602
Societe Generale SA (PG&E Corp.),
15.13%, 08/26/24 ................. 178 3,180,196
18,846,167
Electrical Equipment — 0.1%
(b)(c)
Barclays Bank plc (Eaton Corp. plc),
16.81%, 08/01/24 ................. 24 6,773,122
Citigroup, Inc. (Schneider Electric SE),
22.47%, 09/17/24 ................. 115 4,500,796
Royal Bank of Canada (Sensata Technologies
Holding plc), 24.82%, 09/23/24 ........ 78 3,127,691
14,401,609

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
Citigroup, Inc. (Flex Ltd.), 20.98%, 09/06/24 .. USD 195 $ 6,248,095
Societe Generale SA (Zebra Technologies
Corp.), 29.82%, 08/15/24 ............ 7 2,290,076
8,538,171
Energy Equipment & Services — 0.1%
(b)(c)
Barclays Bank plc (Schlumberger NV),
17.01%, 09/04/24 ................. 101 4,930,292
Societe Generale SA (Baker Hughes Co.),
16.46%, 09/10/24 ................. 67 2,568,504
Societe Generale SA (Schlumberger NV),
15.60%,  10/22/24 ................. 26 1,243,470
8,742,266
Entertainment — 0.3%
Barclays Bank plc (Netflix, Inc.),
15.86%, 09/04/24
(b)(c)
............... 30 18,894,170
BMO Capital Markets Corp. (Electronic Arts,
Inc.), 16.30%, 09/26/24
(b)(c)
........... 36 5,213,687
Societe Generale SA (Electronic Arts, Inc.),
12.36%, 09/13/24 ................. 41 6,192,485
30,300,342
Financial Services — 0.5%
(b)(c)
Barclays Bank plc (Fidelity National Information
Services, Inc.), 13.89%, 08/05/24 ....... 89 6,807,870
Barclays Bank plc (Mastercard, Inc.),
8.65%, 09/13/24 .................. 22 10,017,609
BMO Capital Markets Corp. (Fidelity National
Information Services, Inc.), 21.40%, 09/26/24 97 7,300,183
BMO Capital Markets Corp. (Visa, Inc.),
14.30%, 08/26/24 ................. 15 4,059,648
BMO Capital Markets Corp. (Voya Financial,
Inc.), 16.99%, 09/26/24 .............. 55 3,980,750
BNP Paribas SA (PayPal Holdings, Inc.),
19.96%, 08/05/24 ................. 97 6,381,145
BNP Paribas SA (Rocket Cos, Inc.),
24.88%, 08/08/24 ................. GBP 47 2,489,297
Citigroup, Inc. (PayPal Holdings, Inc.),
22.74%, 09/12/24 ................. USD 118 7,669,007
Societe Generale SA (Fiserv, Inc.),
8.57%, 09/06/24 .................. 39 6,376,515
55,082,024
Food Products — 0.3%
Barclays Bank plc (General Mills, Inc.),
10.79%, 09/20/24
(b)(c)
............... 57 3,794,280
Barclays Bank plc ( Mondelez International,
Inc.), 8.55%, 09/13/24
(b)(c)
............ 73 5,052,386
Mizuho Markets Cayman LP (Kraft Heinz Co.
(The)), 14.37%, 08/26/24
(b)(c)
.......... 248 8,271,189
Nomura Holdings, Inc. (Post Holdings, Inc.),
8.41%, 08/01/24
(b)(c)
................ 36 3,87 3,837
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 19.31%, 09/12/24
(b)(c)
........... 50 3,126,260
Royal Bank of Canada (Conagra Brands, Inc.),
12.14%, 08/09/24
(b)(c)
............... 143 4,310,734
Societe Generale SA ( Kraft Heinz Co. (The)),
15.98%, 09/13/24 ................. 89 3,200,669
31,629,355
Ground Transportation — 0.0%
(b)(c)
Citigroup, Inc. ( Uber Technologies, Inc.),
21.31%, 08/01/24 ................. 18 1,125,883
Royal Bank of Canada (Lyft, Inc.),
37.59%, 08/08/24 ................. 91 1,094,876
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Societe Generale SA (Old Dominion Freight
Line, Inc.), 22.14%, 09/06/24 .......... USD 13 $ 2,575,655
4,796,414
Health Care Equipment & Supplies — 0.4%
(b)(c)
Barclays Bank plc (Boston Scientific Corp.),
7.75%, 09/06/24 .................. 105 7,798,188
Barclays Bank plc (Stryker Corp.),
10.36%, 09/13/24 ................. 19 6,352,487
Citigroup, Inc. (GE HealthCare Technologies,
Inc.), 9.92%, 09/13/24 .............. 36 3,145,130
HSBC Bank plc (Koninklijke Philips NV),
23.79%, 09/19/24 ................. EUR 129 3,417,793
Royal Bank of Canada (Baxter International,
Inc.), 26.78%, 09/12/24 .............. USD 199 7,066,298
Royal Bank of Canada (Medtronic plc),
20.45%, 08/29/24 ................. 74 5,750,276
Royal Bank of Canada (Zimmer Biomet
Holdings, Inc.), 21.55%, 08/07/24 ....... 47 5,120,071
Wells Fargo & Co. (Becton Dickinson & Co.),
16.77%, 08/01/24 ................. 22 5,190,161
43,840,404
Health Care Providers & Services — 1.1%
Barclays Bank plc (Humana, Inc.),
17.70%, 08/01/24
(b)(c)
............... 5 1,980,772
Barclays Bank plc (McKesson Corp.),
7.73%, 08/05/24
(b)(c)
................ 13 8,311,537
Citigroup, Inc. ( HCA Healthcare, Inc.),
14.59%, 09/05/24
(b)(c)
............... 15 5,155,062
Goldman Sachs International (Cardinal Health,
Inc.), 16.34%, 09/12/24
(b)(c)
........... 90 8,661,090
Goldman Sachs International (Cigna Group
(The)), 18.34%, 08/22/24
(b)(c)
.......... 14 4,660,362
Goldman Sachs International (Humana, Inc.),
20.45%, 08/22/24
(b)(c)
............... 11 3,754,030
HSBC Bank plc (CVS Health Corp.),
18.76%, 10/03/24
(b)(c)
............... 134 8,493,696
JPMorgan Structured Products BV (CVS Health
Corp.), 23.47%,  08/01/24
(b)(c)
.......... 120 7,391,953
Mizuho Markets Cayman LP (Labcorp Holdings,
Inc.), 19.67%, 08/22/24
(b)(c)
........... 22 4,569,398
Mizuho Markets Cayman LP (Molina
Healthcare, Inc.), 19.60%, 09/09/24
(b)(c)
... 15 5,109,412
Royal Bank of Canada (Elevance Health, Inc.)
21.90%, 08/29/24
(b)(c)
............... 6 2,931,153
10.70%, 08/30/24
(b)(c)
............... 37 19,390,793
Royal Bank of Canada (McKesson Corp.),
9.35%, 08/01/24
(b)(c)
................ 6 3,224,211
Royal Bank of Canada (UnitedHealth Group,
Inc.), 10.63%, 08/29/24
(b)(c)
........... 23 12,967,520
Societe Generale SA (Centene Corp.),
11.83%, 09/10/24
(b)(c)
............... 68 5,151,145
Societe Generale SA (Tenet Healthcare Corp.),
17.11%, 09/06/24
(b)(c)
............... 43 6,396,699
Wells Fargo & Co. (Cardinal Health, Inc.),
21.14%, 08/15/24
(b)(c)
............... 54 5,212,974
Wells Fargo & Co. (Cigna Group (The)),
21.82%, 08/01/24
(b)(c)
............... 23 7,771,467
121,133,274
Health Care REITs — 0.0%
Royal Bank of Canada (Welltower, Inc.),
12.76%, 09/12/24
(b)(c)
............... 28 3,131,747

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.6%
Barclays Bank plc (Booking Holdings, Inc.),
12.32%, 08/05/24
(b)(c)
............... USD 3 $ 10,607,951
Barclays Bank plc (Compass Group plc),
11.50%, 08/06/24
(b)(c)
............... GBP 111 3,351,907
Barclays Bank plc (InterContinental Hotels
Group plc), 10.40%, 08/06/24
(b)(c)
....... 32 3,243,345
Citigroup, Inc. (Wingstop, Inc.),
33.88%, 09/13/24
(b)(c)
............... USD 7 2,531,872
JPMorgan Structured Products BV (Marriott
International, Inc.), 11.74%, 08/01/24
(b)(c)
.. 34 8,217,394
Mizuho Markets Cayman LP (MGM Resorts
International), 16.81%, 08/02/24
(b)(c)
..... 82 3,331,010
Royal Bank of Canada (Boyd Gaming C orp.),
13.39%, 09/10/24
(b)(c)
............... 41 2,481,264
Royal Bank of Canada (Wynn Resorts Ltd.)
17.35%, 08/07/24
(b)(c)
............... 19 1,618,345
17.59%, 08/09/24
(b)(c)
............... 83 6,925,332
Societe Generale SA (Aramark),
13.04%, 08/08/24
(b)(c)
............... 114 3,871,032
Societe Generale SA (McDonald's Corp.),
14.92%, 09/11/24
(b)(c)
............... 22 5,713,845
Societe Generale SA (Starbucks Corp.),
17.37%, 09/13/24 ................. 119 9,108,875
61,002,172
Household Durables — 0.1%
(b)(c)
Barclays Bank plc (Sony Group Corp.),
17.23%, 08/01/24 ................. 46 3,944,390
Mizuho Markets Cayman LP ( Sony Group
Corp.), 18.15%, 10/03/24 ............ 47 4,152,327
Royal Bank of Canada (Newell Brands, Inc.),
43.88%, 09/12/24 ................. 171 1,129,986
Societe Generale SA (Mohawk Industries, Inc.),
18.91%, 09/11/24 ................. 23 3,740,303
12,967,006
Household Products — 0.0%
HSBC Bank plc (Henkel AG & Co. KGaA),
11.91%, 09/19/24
(b)(c)
............... EUR 19 1,640,793
Industrial Conglomerates — 0.1%
(b)(c)
Barclays Bank plc (Siemens AG),
20.29%, 08/08/24 ................. 7 1,299,553
Societe Generale SA (3M Co.),
17.08%,  09/10/24 ................. USD 36 4,548,126
5,847,679
Insurance — 0.3%
(b)(c)
BMO Capital Markets Corp. ( Marsh &
McLennan Cos., Inc.), 8.31%, 09/03/24 ... 23 5,107,256
BNP Paribas SA (American International Group,
Inc.), 17.76%, 09/27/24 .............. 102 7,968,691
BNP Paribas SA (Fidelity National Financial,
Inc.), 18.99%, 09/27/24 .............. 128 7,031,194
BNP Paribas SA (Prudential Financial, Inc.),
27.23%, 09/06/24 ................. GBP 435 3,941,985
JPMorgan Structured Products BV (Prudential
Financial, Inc.), 18.37%, 08/30/24 ....... 307 2,806,672
Societe Generale SA ( Willis Towers Watson
plc), 17.28%, 08/26/24 .............. USD 17 4,471,664
31,327,462
Interactive Media & Services — 0.3%
Barclays Bank plc (Alphabet, Inc.),
15.19%, 09/06/24
(b)(c)
............... 145 24,927,871
Royal Bank of Canada (Pinterest, Inc.),
26.97%, 08/01/24
(b)(c)
............... 153 5,727,759
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Societe Generale SA (Match Group, Inc.),
24.44%, 09/13/24 ................. 65 $ 2,423,413
33,079,043
IT Services — 0.2%
(b)(c)
HSBC Bank plc (Cognizant Technology
Solutions Corp.), 20.10%, 09/23/24 ...... USD 91 6,837,187
Royal Bank of Canada (International Business
Machines Corp.), 16.01%, 09/09/24 ..... 32 6,210,191
Wells Fargo & Co. (Cognizant Technology
Solutions Corp.), 21.62%, 08/05/24 ...... 69 5,175,965
18,223,343
Leisure Products — 0.0%
(b)(c)
Goldman Sachs International (Hasbro, Inc.),
18.95%, 09/26/24 ................. 56 3,541,414
Royal Bank of Canada (Hasbro, Inc.),
24.21%, 09/09/24 ................. 31 1,945,226
5,486,640
Life Sciences Tools & Services — 0.2%
(b)(c)
HSBC Bank plc (Danaher Corp.),
10.41%, 09/05/24 ................. 35 9,587,749
Societe Generale SA (Fortrea Holdings, Inc.),
42.39%, 08/15/24 ................. 64 1,588,729
Societe Generale SA ( Thermo Fisher Scientific,
Inc.), 8.94%, 09/06/24 .............. 13 7,879,547
19,056,025
Machinery — 0.2%
Citigroup, Inc. ( Caterpillar, Inc.),
10.42%, 08/01/24
(b)(c)
............... 30 10,140,341
Royal Bank of Canada (Dover Corp.),
11.73%, 09/09/24
(b)(c)
............... 10 1,850,340
Royal Bank of Canada (Stanley Black & Decker,
Inc.)
27.47%, 09/12/24
(b)(c)
............... 24 2,544,153
28.21%, 09/23/24
(b)(c)
............... 14 1,291,122
Societe Generale SA (Westinghouse Air Brake
Technologies Corp.), 10.94%, 09/06/24
(b)(c)
. 32 5,101,915
20,927,871
Media — 0.2%
(b)(c)
BMO Capital Markets Corp. (Fox Corp.),
19.05%, 09/26/24 ................. 93 3,507,518
JPMorgan Structured Products BV (WPP plc),
23.65%,  09/06/24 ................. GBP 343 3,280,345
Societe Generale SA (Charter Communications,
Inc.), 24.75%, 09/10/24 .............. USD 9 3,206,069
Societe Generale SA (Comcast Corp.),
23.78%, 09/17/24 ................. 207 8,371,186
18,365,118
Metals & Mining — 0.1%
(b)(c)
Barclays Bank plc (ArcelorMittal SA),
14.06%, 08/01/24 ................. EUR 72 1,617,798
Citigroup, Inc. (Nucor Corp.), 15.26%, 09/05/24 USD 16 2,522,623
HSBC Bank plc (Cleveland-Cliffs, Inc.),
26.78%, 09/05/24 ................. 159 2,465,576
6,605,997
Multi-Utilities — 0.0%
Mizuho Markets Cayman LP (Sempra),
17.15%, 09/27/24
(b)(c)
............... 61 4,812,320
Oil, Gas & Consumable Fuels — 0.4%
(b)(c)
Barclays Bank plc (Kinder Morgan, Inc.),
17.86%, 09/03/24 ................. 119 2,518,869
Barclays Bank plc (Shell plc), 8.77%, 08/01/24 GBP 161 5,711,086
BNP Paribas SA (BP plc), 23.89%, 09/06/24 .. 1,599 9,371,672

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
BNP Paribas SA (Shell plc), 16.96%, 08/08/24 GBP 273 $ 9,659,534
HSBC Bank plc (Hess Corp.), 23.88%,  08/29/24 USD 14 2,128,654
JPMorgan Structured Products BV (Valero
Energy Corp.), 24.37%, 09/09/24 ....... 12 1,913,828
Royal Bank of Canada (Chevron Corp.),
18.36%, 09/27/24 ................. 11 1,746,843
Royal Bank of Canada (Kosmos Energy Ltd.),
23.02%,  09/27/24 ................. 518 2,856,580
Societe Generale SA (Phillips 66),
20.52%, 09/12/24 ................. 17 2,512,079
Wells Fargo & Co. (Occidental Petroleum
Corp.), 13.30%, 08/05/24 ............ 20 1,222,910
39,642,055
Passenger Airlines — 0.0%
Barclays Bank plc (United Airlines Holdings,
Inc.), 22.63%, 09/03/24
(b)(c)
........... 40 1,835,939
Pharmaceuticals — 0.5%
(b)(c)
Barclays Bank plc (AstraZeneca plc),
21.00%, 08/08/24 ................. GBP 15 2,365,949
Barclays Bank plc ( Bristol-Myers Squibb Co.),
15.33%, 09/10/24 ................. USD 125 6,041,203
Barclays Bank plc (Johnson & Johnson),
13.19%, 08/30/24 ................. 40 6,368,015
Barclays Bank plc (Sanofi SA),
21.82%, 09/06/24 ................. EUR 84 8,500,475
Citigroup, Inc. ( Elanco Animal Health, Inc.),
21.62%, 08/07/24 ................. USD 173 2,264,236
Citigroup, Inc. (Eli Lilly & Co.),
23.73%, 09/17/24 ................. 4 3,308,618
JPMorgan Structured Products BV (Bayer AG),
25.32%, 09/19/24 ................. EUR 124 3,557,820
Royal Bank of Canada (Bristol-Myers Squibb
Co.), 33.93%, 08/15/24 .............. USD 40 1,691,259
Wells Fargo & Co. (Eli Lilly & Co.),
15.49%, 08/08/24 ................. 18 14,542,871
Wells Fargo & Co. (Zoetis, Inc.),
25.18%, 08/07/24 ................. 28 5,041,373
53,681,819
Professional Services — 0.2%
(b)(c)
Barclays Bank plc (Dayforce, Inc.),
27.44%, 09/13/24 ................. 43 2,579,917
Barclays Bank plc (Leidos Holdings, Inc.),
16.99%, 09/26/24 ................. 46 6,782,459
Barclays Bank plc (SS&C Technologies
Holdings, Inc.), 15.01%, 09/26/24 ....... 135 9,482,650
BMO Capital Markets Corp. ( Dun & Bradstreet
Holdings, Inc.), 19.40%, 08/26/24 ....... 495 4,647,585
Mizuho Markets Cayman LP (TransUnion),
23.50%, 09/09/24 ................. 37 3,229,018
26,721,629
Semiconductors & Semiconductor Equipment — 0.5%
(b)(c)
Barclays Bank plc (QUALCOMM, Inc.),
35.46%, 08/01/24 ................. 30 5,067,248
BNP Paribas SA ( Applied Materials, Inc.),
19.44%, 08/15/24 ................. 35 7,348,778
Citigroup, Inc. (Advanced Micro Devices, Inc.),
29.39%, 09/13/24 ................. 65 9,397,434
JPMorgan Structured Products BV (Texas
Instruments, Inc.), 24.45%, 08/15/24 ..... 10 2,002,551
Nomura Holdings, Inc. (NVIDIA Corp.),
39.84%, 08/23/24 ................. 185 21,997,405
Societe Generale SA (Advanced Micro Devices,
Inc.), 32.17%, 08/01/24 .............. 45 6,202,812
52,016,228
Security
Par (000)
Par (000) Value
Software — 1.0%
(b)(c)
Barclays Bank plc (Microsoft Corp.),
12.57%, 09/13/24 ................. USD 151 $ 63,167,138
BMO Capital Markets Corp. (Salesforce, Inc.),
15.15%,  08/30/24 ................. 30 7,544,226
Citigroup, Inc. (Cadence Design Systems, Inc.),
17.55%, 09/05/24 ................. 20 5,379,534
Citigroup, Inc. (Envestnet, Inc.),
26.07%, 08/05/24 ................. 40 2,474,105
Citigroup, Inc. (Microsoft Corp.),
20.68%, 09/17/24 ................. 9 3,654,724
Mizuho Markets Cayman LP (Synopsys, Inc.),
16.22%, 08/16/24 ................. 5 2,853,854
Royal Bank of Canada (Atlassian Corp.),
23.13%, 08/01/24 ................. 24 4,245,043
Royal Bank of Canada (Box, Inc.),
11.00%, 08/29/24 ................. 121 3,269,261
Royal Bank of Canada (ServiceNow, Inc.),
20.39%, 09/09/24 ................. 13 10,381,912
Royal Bank of Canada (Zscaler, Inc.),
26.85%, 09/06/24 ................. 25 4,500,485
107,470,282
Specialized REITs — 0.1%
(b)(c)
HSBC Bank plc (Crown Castle, Inc.),
22.08%, 08/29/24 ................. 61 6,020,377
Royal Bank of Canada ( American Tower Corp.),
12.37%, 09/12/24 ................. 14 3,153,089
9,173,466
Specialty Retail — 0.4%
(b)(c)
Barclays Bank plc ( Abercrombie & Fitch Co.),
44.40%, 08/23/24 ................. 15 2,245,665
Barclays Bank plc (Gap, Inc. (The)),
39.98%, 08/23/24 ................. 83 1,915,842
Barclays Bank plc (Tractor Supply Co.),
10.43%, 08/06/24 ................. GBP 809 3,335,861
BMO Capital Markets Corp. (Best Buy Co.,
Inc.), 15.39%, 08/29/24 .............. USD 36 3,116,062
BMO Capital Markets Corp. (TJX Cos, Inc.
(The)), 12.07%, 08/21/24 ............ 56 6,247,062
BMO Capital Markets Corp. (Williams-Sonoma,
Inc.), 27.30%, 08/23/24 .............. 17 2,587,746
JPMorgan Structured Products BV (Burlington
Stores, Inc.), 15.40%, 08/23/24 ........ 12 3,157,221
Mizuho Markets Cayman LP (O'Reilly
Automotive, Inc.), 12.60%, 09/09/24 ..... 4 5,005,609
Royal Bank of Canada ( Dick's Sporting Goods,
Inc.), 26.16%, 08/23/24 .............. 14 3,117,347
Royal Bank of Canada (Ross Stores, Inc.),
9.77%, 08/16/24 .................. 21 2,961,595
Royal Bank of Canada (Tractor Supply Co.),
16.75%, 09/09/24 ................. 7 1,895,236
Wells Fargo & Co. (Ulta Beauty, Inc.),
15.48%, 08/29/24 ................. 13 4,704,812
40,290,058
Technology Hardware, Storage & Peripherals — 0.6%
(b)(c)
BMO Capital Markets Corp. (HP, Inc.),
18.08%, 08/22/24 ................. 117 4,235,317
Royal Bank of Canada (HP, Inc.),
14.41%, 08/29/24 ................. 86 3,090,387
Societe Generale SA ( Seagate Technology
Holdings plc), 22.68%, 09/06/24 ........ 45 4,688,364
Wells Fargo & Co. (Apple, Inc.),
11.53%, 08/01/24 ................. 258 56,475,247
68,489,315

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
Barclays Bank plc (Tapestry, Inc.),
24.17%, 09/26/24 ................. USD 53 $ 2,092,201
BMO Capital Markets Corp. (Ralph Lauren
Corp.), 18.24%, 08/07/24 ............ 14 2,470,168
Royal Bank of Canada (NIKE, Inc.),
17.74%, 08/29/24 ................. 23 1,724,783
Societe Generale SA (Deckers Outdoor Corp.),
16.60%, 09/11/24 ................. 6 5,669,774
11,956,926
Tobacco — 0.2%
(b)(c)
HSBC Bank plc (Philip Morris International,
Inc.), 9.77%, 09/05/24 .............. 97 10,928,657
JPMorgan Structured Products BV (British
American Tobacco plc), 13.65%, 09/19/24 . GBP 232 7,542,106
18,470,763
Trading Companies & Distributors — 0.0%
Nomura Holdings, Inc. (WW Grainger, Inc.),
10.57%, 08/01/24
(b)(c)
............... USD 3 2,541,227
Transportation Infrastructure — 0.0%
Barclays Bank plc (Aeroports de Paris SA),
7.54%, 09/13/24
(b)(c)
................ 19 5,024,319
Wireless Telecommunication Services — 0.1%
JPMorgan Structured Products BV (Vodafone
Group plc), 27.69%, 09/06/24
(b)(c)
....... GBP 4,339 3,989,279
Societe Generale SA (T-Mobile US, Inc.),
10.87%, 09/13/24 ................. 28 5,150,489
9,139,768
Total Equity-Linked Notes — 13.0%
(Cost: $ 1,428,182,754) ............................ 1,422,092,212
Fixed Rate Loan Interests
Financial Services — 0.1%
CML ST Regis Aspen, Term Loan,
7.27%
,
 02/07/25
(g)
................. USD 13,200 13,144,708
Health Care Technology — 0.0%
Cotiviti, Inc., Term Loan, 7.63%
,
 05/01/31 ... 1,014 1,006,395
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26 .................. 1,150 1,163,118
Clear Channel International BV, Term Loan,
7.50%
,
 04/01/27 .................. 800 781,000
1,944,118
Total Fixed Rate Loan Interests — 0.1%
(Cost: $16,147,692) ............................... 16,095,221
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.00%), 9.35%
,
 02/15/29 . 1,579 1,583,148
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
 05/25/28 ............ 4,623 3,379,363
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
 05/25/28 ............ 879 642,719
Bleriot US Bidco, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 10/30/28 .................. 1,167 1,171,960
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.25%
,
 08/03/29 ....... USD 1,006 $ 976,815
Dynasty Acquisition Co., Inc., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 08/24/28 ............ 4,883 4,902,977
Dynasty Acquisition Co., Inc., Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 08/24/28 ............ 1,883 1 ,890,462
Ovation Parent, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.84%
,
 04/21/31 .................. 1,190 1,195,950
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
 02/01/28 .................. 3,227 3,225,434
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
 02/01/29 ................. 963 966,186
Setanta Aircraft Leasing DAC, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
 11/05/28 ............. 595 597,814
TransDigm, Inc., Term Loan J, (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 02/28/31 .................. 4,876 4,888,032
TransDigm, Inc., Term Loan K, (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 03/22/30 .................. 1,137 1,140,049
26,560,909
Automobile Components — 0.1%
(a)
Champions Holdco, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.08%
,
 02/23/29 ................. 3,162 3,131,708
Clarios Global LP, First Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 05/06/30 .................. 4,395 4,400,541
Gates Corp., Term Loan B5, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
 06/04/31 .................. 1,715 1,717,128
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
 11/17/28 ................. 1,857 1,763,166
11,012,543
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
 07/02/31
(a)
........... 1,772 1,777,515
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
 01/24/29 .................. 5,041 4,477,666
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
 01/24/30 ................. 2,461 1,834,715
6,312,381
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.71%
,
 11/24/28 ... 1,279 1,273,977
StubHub Holdco Sub LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.09%
,
 03/15/30 ................. 5,858 5,850,453

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.35%
,
 12/21/27 .................. USD 475 $ 360,976
7,485,406
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.59%
,
 05/13/29 . 537 541,056
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 11/03/28 .................. 1,021 1,021,757
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
 04/12/28 ............ 337 318,561
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
4.25%
,
 11/23/27 .................. 1,262 1,207,892
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
 10/02/28 ............ 909 905,585
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.94%
,
 04/28/29 .................. 945 948,735
Wilsonart LLC, Term Loan B, 07/25/31
(g)(p)
... 3,663 3,608,055
Wilsonart LLC, Term Loan E, (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.69%
,
 12/31/26 .................. 3,542 3,542,326
12,093,967
Capital Markets — 0.2%
(a)
Aretec Group, Inc., Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 08/09/30 .................. 979 961,617
Ascensus Group Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.96%
,
 08/02/28 ....... 3,167 3,167,162
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B6, (3-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
 12/20/29 .................. 2,333 2,340,411
Azalea TopCo, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
 04/30/31 .................. 814 812,730
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%, 10/22/26 .......... 2,367 2,372,873
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09%, 10/22/27 .......... 692 694,560
Edelman Financial Engines Center, LLC, Term
Loan, (1-mo. CME Term SOFR + 3.25%),
8.59%
,
 04/07/28 .................. 751 751,140
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.84%
,
 06/30/28 ............ 2,774 2,770,849
Focus Financial Partners LLC, Term Loan B7,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09%
,
 06/30/28 ............ 613 612,636
Grant Thornton Advisors LLC, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.60%
,
 06/02/31 ............ 436 436,780
ION Trading Finance Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.35%
,
 04/01/28 .................. 713 711,862
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Learning Care Group (US) No. 2 Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.26%
,
 08/11/28 ....... USD 238 $ 239,334
NGP XI Midstream Holdings LLC, Term
Loan, (3-mo. CME Term SOFR + 4.00%),
9.29%
,
 07/25/31
(g)
................. 212 211,205
Osaic Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 08/17/28 .................. 3,477 3,421,127
OVG Business Services LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.34%
,
 06/25/31 ............ 874 873,458
20,377,744
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
 09/30/28 .................. 616 614,848
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.44%
,
 11/24/27 ....... 621 619,886
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
 08/27/26 .. 570 571,092
Chemours Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 08/18/28 .................. 860 857,888
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.35%
,
 12/29/27 ............ 351 288,065
Derby Buyer LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 11/01/30 .................. 2,906 2,913,447
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CM E Term SOFR at 0.50% Floor +
4.38%), 9.69%
,
 10/04/29 ............ 182 181,621
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.50%
,
 06/12/31 ............ 1,821 1,823,188
Element Solutions, Inc., Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 12/18/30 .................. 2,529 2,534,983
HB Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
 02/15/30 .................. 1,193 1,192,589
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.36%
,
 07/03/28 ............ 803 777,002
Ineos US Finance LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 02/18/30 .................. 633 630,049
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 10/15/28 .................. 2,359 2,362,670
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.84%
,
 03/29/28 ....... 2,890 2,886,006
Nouryon Finance BV, Term Loan B1, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
 04/03/28 .................. 1,985 1,993,981
Olympus Water US Holding Corp., Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
 06/20/31 ............ 2,019 2,023,696

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
OQ Chemicals International Holding GmbH,
Term Loan B, (1-mo. CME Term SOFR at
3.00% Floor + 8.00%), 13.35%
,
 06/22/25
(g)
USD 315 $ 299,219
OQ Chemicals International Holding GmbH,
Term Loan B2, (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.92%
,
 10/14/24 .. 1,537 1,355,487
Potters Industries LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.09%
,
 12/14/27 .................. 611 614,335
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.76%
,
 03/16/27 ........... 610 611,826
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
 08/02/30 ............ 2,194 2,195,754
WR Grace Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 09/22/28 .................. 3,148 3,161,038
30,508,670
Commercial Services & Supplies — 0.3%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan, 10/24/30
(g)(p)
... 87 87,316
Action Environmental Group, Inc., (The), Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
 10/24/30
(g)
...... 585 586,703
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
 05/12/28 .................. 5,672 5,668,209
Aramark Intermediate HoldCo Corp., Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
 06/22/30 ........... 3,562 3,566,896
Asplundh Tree Expert LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
 09/07/27 .................. 1,982 1,984,486
Clean Harbors, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.21%
,
 10/08/28 .................. 1,677 1,684,745
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.59%
,
 11/30/28 .................. 2,200 2,202,107
Covanta Holding Corp., Term Loan C, (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.59%
,
 11/30/28 .................. 169 168,749
Garda Financing Delaware GP, Term Loan B,
02/01/29
(p)
...................... 523 524,406
Garda World Security Corp., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
 02/01/29 .................. 443 443,959
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
 07/03/31 .................. 921 923,588
JFL-Tiger Acquisition Co., Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
 10/17/30 ............ 536 537,646
LABL, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 5.00%), 10.45%
,
 10/29/28 1,603 1,550,131
Minimax Viking GmbH, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.21%
,
 07/31/28 ............ 196 196,510
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.71%
,
 12/15/28 ....... 1,450 893,987
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.60%
,
 10/13/30 .. USD 838 $ 839,911
Ryan LLC, Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.84%
,
 11/14/30 . 111 110,916
Tempo Acquisition, LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
 08/31/28 .................. 4,532 4,545,660
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.44%
,
 11/02/27 .................. 1,709 1,626,033
Vestis Corp., Term Loan B1, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.58%
,
 02/22/31 .................. 1,579 1,571,810
Viad Corp., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.59%
,
 07/30/28 . 1,737 1,738,775
31,452,543
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
 10/24/30 .................. 2,125 2,135,121
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%, 03/02/29 .......... 1,213 1,104,532
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%, 05/30/30 .......... 514 465,825
3,705,478
Construction & Engineering — 0.1%
(a)
AECOM, Term Loan B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.88%), 7.22%
,
 04/18/31 . 1,523 1,533,158
Brand Industrial Services, Inc. Term Loan
C, (3-mo. CME Term SOFR + 4.50%),
9.75%
,
 08/30/24 .................. 4,763 4,762,808
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.94%
,
 12/16/27 .................. 476 476,618
Pike Corp., Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 8.46%
,
 01/21/28 . 1,971 1,978,785
Propulsion (BC) Newco LLC, Term Loan,
09/14/29
(p)
...................... 279 280,389
USIC Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.05%
,
 05/12/28 .................. 1,974 1,909,757
10,941,515
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 7.34%
,
 01/31/31 .. 2,608 2,617,521
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 03/08/29 ................. 737 703,018
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 04/29/29 .................. 1,617 1,603,988
Quikrete Holdings, Inc., 1st Lien Term Loan B 1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%
,
 04/14/31 ............ 620 622,188
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
 03/19/29 ............ 639 640,027

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Smyrna Ready Mix Concrete LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.85%
,
 04/02/29
(g)
........... USD 525 $ 527,604
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.35%
,
 09/22/28 ............ 1,735 1,73 7,431
Summit Materials LLC, Term Loan B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.05%
,
 01/12/29 .................. 697 700,739
White Cap Supply Holdings, LLC, Term Loan C,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
 10/19/29 ............ 3,744 3,711,460
12,863,976
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, Term Loan, (3-
mo. SONIA at 0.00% Floor + 3.75%),
8.95%
,
 06/05/26
(g)
................. GBP 10,046 12,866,587
US Foods, Inc., Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.46%, 09/13/26 .......... USD 1,279 1,282,525
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%, 11/22/28 ........... 1,183 1,188,091
15,337,203
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.60%
,
 12/01/27 ....... 4,724 4,743,678
Mauser Packaging Solutions Holding Co., Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.84%
,
 04/15/27 ....... 1,519 1,523,321
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 07/31/26 .................. 474 475,738
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
 09/15/28 ............ 1,184 1,189,768
7,932,505
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B,
10/28/27
(a)(p)
..................... 1,777 1,611,518
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.71%
,
 11/24/28 ....... 2,284 2,279,531
Kuehg Corp., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.84%
,
 06/12/30 .................. 1,572 1,579,520
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.06%
,
 01/15/27 3,076 2,805,623
Spring Education Group , Inc., Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34%
,
 09/29/30 ............ 2,042 2,052,315
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.46%
,
 09/01/25 ................. 965 844,662
Wand Newco 3, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR + 3.75%), 9.09%
,
 0 1 /3 0 / 31 3,167 3,177,514
WCG Purchaser Corp., Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.84%
,
 01/08/27 .................. 786 786,700
13,525,865
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.1%
(a)
Altice Financing SA, Term Loan, (3-mo.
LIBOR USD at 0.00% Floor + 2.75%),
8.31%
,
 01/31/26
(g)
................. USD 454 $ 421,121
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.84%, 12/11/26 ........... 367 364,972
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%, 09/27/29 .......... 1,091 1,036,689
Iridium Satellite LLC, Term Loan B4, (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.60%
,
 09/20/30 .................. 884 875,419
Level 3 Financing, Inc., Term Loan B1, (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.91%
,
 04/15/29 ................. 690 683,559
Level 3 Financing, Inc., Term Loan B2, (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.91%
,
 04/15/30 ................. 695 686,128
Lumen Te chnologies, Inc., Term Loan A,
06/01/28
(p)
...................... 429 361,910
Lumen Technologies, Inc., Term Loan B1,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
 04/15/29 ............ 779 580,376
Lumen Technologies, Inc., Term Loan B2,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
 04/15/30 ............ 796 574,808
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.71%
,
 09/01/28 .................. 1,060 917,852
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.71%
,
 09/25/26 .................. 3,790 3,146,184
Virgin Media Bristol LLC, Facility Term Loan Q,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.69%
,
 01/31/29 ............ 795 762,930
Zayo Group Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
 03/09/27 .................. 5,799 5,173,349
15,585,297
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%
,
 05/31/31 ............ 363 366,064
NRG Energy, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.26%
,
 04/16/31 .................. 1,188 1,191,883
1,557,947
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.35%
,
 06/23/28 ............ 2,522 2,528,432
Arcline FM Holdings LLC, Term Loan,
06/23/28
(p)
...................... 162 162,439
2,690,871
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.10%
,
 06/20/31
(g)
................. 610 609,238
Coherent Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 07/02/29 .................. 1,953 1,956,422
2,565,660

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.3%
(a)
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
 07/21/30
(g)
................. USD 2,540 $ 2,540,465
Creative Artists Agency LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
 11/27/28 ............. 4,551 4,570,999
Formula One Management Ltd., Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.50% Floor + 2.25%), 7.59%
,
 01/15/30 .. 2,788 2,797,284
Live Nation Entertainment, Inc., Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.20%
,
 10/19/26 ............ 3,070 3,064,317
Motion Acquisition Ltd., Facility Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 11/12/29 ............. 2,377 2,383,975
NEP Group, Inc., 1st Lien Term Lo an, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
 08/19/26 .................. 2,516 2,360,878
Playtika Holding Corp., Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.21%
,
 03/13/28 .................. 2,365 2,367,689
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 8.01%
,
 01/23/25 ............ 1,739 1,736,600
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.29%
,
 04/29/26 ............ 1,974 1,978,149
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan B1, (1-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 8.21%
,
 05/18/25 . 3,941 3,943,725
WMG Acquisition Corp., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 01/24/31 .................. 3,971 3,970,046
31,714,127
Financial Services — 0.8%
(a)
ABG Intermediate Holdings 2 LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
 12/21/28 ............ 2,759 2,768,595
APi Group DE, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
 01/03/29 .................. 1,220 1,222,721
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.32%, 04/13/28 .......... 2,013 2,014,875
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.63%, 04/18/29 .......... 2,369 2,375,589
Boost Newco Borrower LLC, Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 5.33%),
8.34%
,
 07/31/25 .................. 3,973 3,974,867
Boost Newco Borrower, LLC, Term Loan,
01/31/31
(p)
...................... 705 705,331
CML Hyatt Lost Pines, Term Loan, (1-mo.
CME Term SOFR at 1. 00% Floor + 3.55%),
8.87%
,
 09/09/26
(g)
................. 10,600 10,600,000
CML La Quinta Resort, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.47%
,
 09/09/24
(g)
................. 9,599 9,576,817
CML Terranea Resort, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.35%),
9.69%
,
 01/01/27
(g)
................. 5,600 5,619,755
Cogeco Communications Finance LP, Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.96%
,
 09/01/28 ....... 1,222 1,180,457
Security
Par (000)
Par (000) Value
Financial Services (continued)
Colorado Plaza, Term Loan, (1-mo . CME Term
SOFR + 2.86%), 0.00%
,
 11/15/24
(d)(e)(g)
... USD 7,906 $ 698,951
CPI Holdco B LLC, Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 05/17/31 .................. 1,792 1,791,821
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.09%
,
 04/09/27 ....... 4,055 4,053,279
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.35%
,
 04/07/28 ...... 1,890 1,905,366
HIG Finance 2 Ltd., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 02/15/31 .................. 1,984 1,986,924
Hilton Garden Inn Waikiki, Term loan, (3-mo.
CME Term SOFR at 3.25% Floor + 3.50%),
8.63%
,
 01/01/38
(g)
................. 8,500 8,473,098
Houston Center, Term Loan, (1-mo. CME Term
SOFR + 2.21%), 0.00%
,
 09/09/24
(g)
..... 42,968 18,904,342
LBM Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
 12/17/27 ............ 1,189 1,173,006
Lions Gate Capital Holdings LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.69%
,
 03/24/25 ............ 1,606 1,602,902
Nuvei Technologies Corp. Term Loan B,
0.00%
,
 07/18/31
(g)
................. 2,115 2,109,713
Sotera Health Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 05/30/31 .................. 2,824 2,819,595
85,558,004
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.21%
,
 10/01/25 .. 1,642 1,548,004
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.71%, 10/25/27 .......... 4,576 4,588,838
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08%, 10/25/27 .......... 710 713,094
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.69%
,
 01/29/27 ....... 4,725 4,731,025
H-Food Holdings LLC, Ter m Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.69%),
9.30%
,
 05/23/25 .................. 601 443,798
Nomad Foods Ltd., Facility Term Loan B5,
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.81%
,
 11/12/29 ............. 790 790,338
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.85%
,
 03/31/28 ............ 1,202 1,205,049
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
 01/20/28 ............ 2,844 2,850,681
16,870,827
Gas Utilities — 0.0%
NGL Energy Operating LLC, Term Loan,
02/03/31
(a)(p)
..................... 811 809,816

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.18%
,
 04/06/28 .. USD 496 $ 496,223
Avis Budget Car Rental LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.21%
,
 08/06/27 ............ 1,421 1,415,939
Genesee & Wyoming, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 04/10/31 .................. 2,848 2,848 ,114
Hertz Corp. (The), Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
 06/30/28 .................. 806 731,438
Hertz Corp. (The), Term Loan C, (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
 06/30/28 .................. 153 139,031
Uber Technologies, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 03/03/30 .................. 3,133 3,147,178
8,777,923
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.70%, 05/10/27 .......... 3,575 3,507,092
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34%, 09/29/28 .......... 939 931,863
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
 11/03/28 .................. 2,768 2,761,991
Insulet Corp., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.34%
,
 08/04/31 .................. 876 876,567
8,077,513
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.71%
,
 09/29/28 ....... 1,653 1,654,316
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.75%
,
 11/08/27 ............. 2,437 2,445,701
Concentra Health Services, Inc., Term L oan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.60%
,
 07/26/31
(g)
........... 489 489,611
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
 11/01/28 .................. 3,170 3,178,493
Ensemble RCM LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.25%
,
 08/01/29 .................. 394 395,443
EyeCare Partners LLC, Term Loan A, (3-mo.
CME Term SOFR at 0.00% Floor + 5.75%),
11.03%
,
 08/31/28 ................. 499 500,865
EyeCare Partners LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 4.61%),
9.99%
,
 11/30/28 .................. 1,887 1,148,361
EyeCare Partners LLC, Term Loan C, (3-mo.
CME Term SOFR at 0.00% Floor + 6.75%),
0.00%
,
 11/30/28
(d)(e)(g)
............... 46 8,479
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.60%
,
 11/01/28 ....... 1,416 1,121,284
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.35%
,
 11/01/ 29 ...... 404 270,680
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Medline Borrower LP, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%, 10/23/28 .......... USD 2,170 $ 2,171,693
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.85%, 10/23/28 .......... 7,493 7,514,854
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
 10/27/28 ............ 1,677 1,684,912
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.10%
,
 12/19/30 ............ 1,991 1,9 95,054
Vizient, Inc., Term Loan B, (1-mo. LIBOR USD
at 0.50% Floor + 0.00%), 0.00%
,
 07/18/31
(g)
615 616,538
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
 07/31/25 .................. 712 713,547
25,909,831
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 02/15/29 .................. 4,376 4,365,294
Cotiviti Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 05/01/31 .................. 3,958 3,970,469
Gainwell Acquisition Corp., 1st Lien Term Lo an
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
 10/01/27 ............ 3,132 2,779,884
PointClickCare Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.34%
,
 12/29/27
(g)
........... 954 957,186
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.51%
,
 06/02/28 .................. 5,981 5,987,706
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
 10/22/29 ............ 848 854,33 2
18,914,871
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
 05/18/30
(a)
................. 753 753,033
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B6, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.09%
,
 09/20/30 ........... 2,373 2,360,055
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.21%
,
 02/02/26 ....... 2,626 2,561,534
Alterra Mountain Co., Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
 09/30/24 .................. 244 245,322
Alterra Mountain Co., Term Loan B5, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
 05/31/30 .................. 1,192 1,198,199
Bally's Corp., Facility Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.79%
,
 10/02/28 .................. 1,856 1,772,899
Caesars Entertainment, Inc., Term Loan B,
( 3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
 02/06/30 ............ 1,072 1,075,013

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
 02/06/31 ............ USD 5,537 $ 5,542,051
Carnival Corp., Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
 08/08/27 .................. 1,215 1,222,502
Churchill Downs, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.44%
,
 03/17/28 .................. 1,975 1,977,663
CML Lake Tahoe Re sort Hotel, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 8.34%
,
 12/09/24
(g)
........... 7,532 7,397,402
Fertitta Entertainment LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
 01/27/29 .................. 5,510 5,521,058
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
 11/29/30 .................. 3,945 3,946,832
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.34%
,
 11/30/29 ....... 3,937 3, 949,178
Hilton Domestic Operating Co., Inc., Term Loan
B4, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.10%
,
 11/08/30 ........... 3,163 3,168,881
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.19%
,
 12/15/27 .................. 2,276 2,276,624
Light and Wonder International, Inc., Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 7.59%
,
 04/14/29
(g)
.......... 1,816 1,826,874
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.70%
,
 03/09/28 .................. 1,105 569,069
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19%
,
 05/03/29 ............ 2,756 2,764,334
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.10%
,
 01/05/29 .................. 646 646,096
Scientific Games Holdings LP , Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.32%
,
 04/04/29 ............ 721 719,558
Seaworld Parks & Entertainment, Inc., Term
Loan B2, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.84%
,
 08/25/28 ....... 802 800,786
Six Flags Entertainment Corp., Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%
,
 05/01/31 ............ 580 581,450
Station Casinos LLC, Facility Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
 03/14/31 ............ 3,562 3,565,100
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
 08/03/28 .................. 4,089 4,091,344
Wyndham Hotels & Resorts, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
 05/24/30 ............ 1,744 1,743,318
61,523,142
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.85%
,
 05/17/28 .................. USD 1,519 $ 1,206,857
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
 02/26/29 ............ 3,676 3,633,427
Serta Simmons Bedding LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.95%
,
 06/29/28 ............ 658 526,151
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.46%
,
 10/06/28 ............ 3,161 2,426,226
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.71%
,
 10/30/27 ............ 4,296 3,962,842
11,755,503
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
 12/22/27
(a)
................. 517 516,646
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.34%
,
 07/31/30 ....... 1,027 1,026,247
Calpine Corp., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 01/31/31 .................. 482 481,455
Constellation Renewables LLC, Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
2.25%), 7.60%
,
 12/15/27 ............ 1,838 1,838,979
3,346,681
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%, 05/31/30 .......... 3,157 3,156,747
 08/04/31
(p)
...................... 1,693 1,693,000
4,849,747
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.85%
,
 11/06/30 ........... 6,677 6,704,326
AmWINS Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.71%
,
 02/19/28 .................. 3,946 3,951,748
AssuredPartners, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 02/14/31 .................. 5,588 5,605,485
Baldwin Insurance Group Holdings LLC (The),
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 8.59%
,
 05/26/31
(g)
. 940 9 40,695
Hub International Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.58%
,
 06/20/30 .................. 5,135 5,140,282
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.75%
,
 03/15/30 .................. 1,130 1,130,320
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
 09/01/27 .................. 2,752 2,759,047

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Truist Insurance Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.59%
,
 05/06/31 ....... USD 4,225 $ 4,232,267
USI, Inc., Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 8.09%
,
 09/27/30 . 1,100 1,101,078
USI, Inc., Term Loan B, (3-mo. CME Term
SOFR + 2.75%), 8.09%
,
 11/22/29 ....... 3,941 3,946,863
35,512,111
IT Services — 0.3%
(a)
Amazon Holdco Inc., Term Loan, 07/30/31
(g)(p)
. 1,684 1,688,210
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.71%
,
 01/31/28 ................. 1,054 975,983
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.71%
,
 01/20/29 ................. 618 566,144
Asurion LLC, Term Loan B11, (1-mo. CME
Term SOFR at 0.00% Floor + 4.25%),
9.69%
,
 08/19/28 .................. 1,641 1,633,215
Asurion LLC, Term Loan B8, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
 12/23/26 .................. 2,153 2,143,890
Camelot US Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 01/31/31 .................. 3,954 3,955,669
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 07/06/29 .................. 4,405 4,357,743
Epicor Software Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
 05/30/31 ............ 1,584 1,593,866
Epicor Software Corp., Delayed Draw Term
Loan, 05/30/31
(p)
.................. 186 187,006
Fortress Intermediate 3, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.10%
,
 06/27/31
(g)
................. 741 741,000
Go Daddy Operating Co. LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%
,
 11/09/29 ............. 1,213 1,214,98 3
Go Daddy Operating Co. LLC, Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
 05/30/31 ............ 3,995 3,994,948
Magenta Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.51%
,
 07/27/28 ................. 893 437,420
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.76%
,
 07/27/29 ............ 1,736 455,569
Mitchell International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.59%
,
 06/17/31 ............ 2,85 0 2,816,997
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 10.59%
,
 06/17/32 ............ 675 670,147
Modena Buyer LLC, Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 4.50%),
9.83%
,
 07/01/31 .................. 1,051 1,010,536
Project Boost Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.50%),
8.79%
,
 07/16/31 .................. 962 963,741
Quartz AcquireCo LLC, Term Loan B1, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
0.00%
,
 06/28/30 .................. 279 279,66 4
Security
Par (000)
Par (000) Value
IT Services (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan, (3-mo. CME Term SOFR at
0.00% Floor + 3.00%), 8.25%
,
 02/24/28 .. USD 5,237 $ 5,243,317
34,930,048
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.44%
,
 12/01/28 ............ 629 614,886
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.96%
,
 05/30/28 ............ 786 786,342
1,401,228
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B6, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.44%
,
 11/08/27 .................. 1,016 1,021,573
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.46%
,
 02/22/28 ............ 2,598 2,594,802
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
 07/01/30 .................. 255 255,799
Icon plc, Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.34%
,
 07/03/28 .. 599 602,159
Icon plc., Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 7.34%
,
 07/03/28 . 149 150,028
Iqvia, Inc., Term Loan B4, (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 01/02/31 .................. 1,649 1,655,409
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.28%
,
 10/19/27 ............ 2,014 1,998,606
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8 .34%
,
 11 /15/28 ............. 3,930 3,943,457
Star Parent, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.09%
,
 09/27/30 .................. 1,594 1,595,631
13,817,464
Machinery — 0.4%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.83%
,
 08/16/29 .................. 2,558 2,575,927
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 08/30/30 .................. 1,572 1,577,060
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 05/14/28 .................. 739 742,154
Doosan Bobcat North America, Inc., Term
Loan B, (3-mo. CME Term SOFR + 2.00%),
7.32%
,
 04/20/29 .................. 949 948,890
Filtration Group Corp., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 10/21/28 .................. 3,962 3,982,644
Generac Power Sy stems, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.09%
,
 06/12/31 .................. 325 325,406
Husky Injection Molding Systems Ltd., Term
Loan, (6-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.33%
,
 02/15/29 ...... 5,730 5,738,996

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 11/22/29 .................. USD 3,533 $ 3,538,800
Madison IAQ LLC, Term Loan, (6-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.89%
,
 06/21/28 .................. 3,342 3,345,743
Osmosis Buyer Ltd., Ter m Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 07/31/28 .................. 2,357 2,363,315
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 04/05/29 .................. 2,314 2,329,232
TK Elevator Midco GmbH, Facility Term Loan
B2, (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.59%
,
 04/30/30 ........... 6,001 6,030,086
Vertiv Group Corp., Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 03/02/27 .................. 2,816 2,823,840
WEC US Holdings Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 01/27/31 .................. 1,740 1,743,306
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.46%
,
 10/04/28 .................. 950 954,104
39,019,503
Media — 0.1%
(a)
Altice France SA, Term Loan B14, (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.80%
,
 08/15/28 ................. 2,978 2,265,973
AVSC Holding Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.69%
,
 03/03/25 ............ 1,227 1,218,959
Charter Communications Operating LLC, Term
Loan B4, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.33%
,
 12/07/30 ....... 1,207 1,195,322
Clear Channel Outdoor Holdings, Inc., Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.46%
,
 08/21/28 ....... 656 657,195
CSC Holdings LLC, Term Loan, (1-mo.
LIBOR USD at 0.00% Floor + 2.50%),
7.94%
,
 04/15/27 .................. 1,938 1,649,146
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.46%
,
 08/02/27 ................. 871 875,162
ECL Entertainment LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 08/31/30 .................. 849 851,458
Gray T elevision, Inc., Term Loan F, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.59%
,
 01/01/38 ................. 420 407,051
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.84% 06/30/28 ....... 1,080 1,083,122
Ziggo Financing Partnership, Facility Term Loan
I, (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.94%
,
 04/30/28 ............ 1,087 1,067,804
11,271,192
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ecopetrol SA, Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
10.00%
,
 09/06/30
(g)
................ USD 3,000 $ 3,069,600
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.04%
,
 12/21/28 ............ 4,766 4,741,455
GIP Pilot Acquisition Partners LP, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.82%
,
 10/04/30 ............ 257 257,558
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
 09/19/29 ............ 315 317,130
M edallion Midland Acquisition LP, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 10/18/28 ............ 2,757 2,767,448
Murphy Oil USA, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.21%
,
 01/31/28 .................. 758 759,454
New Fortress Energy Inc., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.25%
,
 10/30/28 ................. 2,360 2,323,275
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.44%
,
 10/05/28 .. 2,353 2,360,479
16,596,399
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.29%
,
 04/20/28 ................. 2,020 2,087,610
Air Canada, Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.85%
,
 03/21/31 .................. 1,977 1,980,347
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.07%, 01/29/27 .......... 1,846 1,841,201
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.19%, 02/15/28 .......... 2,119 2,110,690
(6-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.78%, 06/04/29 .......... 1,639 1,629,576
United AirLines, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.03%
,
 02/22/31 .................. 1,980 1,985,344
11,634,768
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.84%
,
 05/04/28 ............ 1,569 1,581,862
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.00%
,
 02/28/28 ....... 3,284 3,288,432
Bausch Health Cos., Inc., Ter m Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.69%
,
 02/01/27 ................. 960 892,656
Elanco Animal Health, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
 08/01/27 .................. 1,806 1,803,784
Jazz Pharmaceuticals, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
 05/05/28 ............ 4,006 4,009,829
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 05/19/31 .................. 1,148 1,152,723

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
 04/20/29
(g)
................. USD 942 $ 942,988
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.44%
,
 11/18/27 ............. 1,198 1,193,608
14,865,882
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.96%
,
 02/04/28 .................. 2,525 2,533,814
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 06/02/28 .................. 3,308 3,252,437
Dayforce, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 03/03/31
(g)
................. 2,774 2,777,468
Du n & Bradstreet Corp. (The), Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.10%
,
 01/18/29 ............ 8,272 8,287,826
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.69%
,
 07/06/ 29 .................. 2,135 2,143,295
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 7.19%
,
 04/28/28 ....... 2,762 2,759,748
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.00%
,
 04/29/29 ............ 1,226 953,046
Trans Union LLC, Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.35%
,
 12/01/28 .................. 3,953 3,954,637
Trans Union LLC, Term Loan B8, (1-mo. CME
Term SOFR + 1.75%), 7.10%
,
 06/24/31 ... 1,120 1,118,782
27,781,053
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.21%, 08/21/25 .......... 70 70,372
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.34%, 01/31/30
(g)
......... 640 640,391
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%, 01/31/30
(g)
......... 507 507,997
1,218,760
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.09%
,
 07/06/29 .................. 1,126 1,127,980
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.60%
,
 08/17/29 .................. 2,207 2,213,787
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.85%
,
 12/02/28 .................. 713 711,807
4,053,574
Security
Par (000)
Par (000) Value
Software — 0.6%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 02/24/31 ............ USD 4,726 $ 4,747,938
Barracuda Parent LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
 08/15/29 ............ 582 561,916
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.71%
,
 09/21/28 ............ 2,999 3,003,088
Cloud Software Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%
,
 03/21/31 ............ 1,593 1,598,384
Cloud Software Group, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.34%
,
 03/30/29 .................. 7,969 7,961,692
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
 10/08/28 .................. 2,515 2,436,313
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
 10/08/29 ................. 1,397 1,300,956
DS Admiral Bidco LLC, Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
 06/26/31
(g)
................. 1,001 975,975
E2open LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 02/04/28 .................. 399 399,124
Ellucian Hol dings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
 10/09/29 ............ 3,929 3,956,576
Gen Digital, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
7.09%
,
 09/12/29 .................. 2,957 2,954,352
Genesys Cloud Services Holdings I LLC, Term
Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.84%, 12/01/27 .......... 3,503 3,520,760
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21%, 12/01/27 .......... 1,079 1,085,094
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
 07/18/30 ............ 796 795,570
Informatica LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
 10/27/28 .................. 3,550 3,559,915
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 03/01/29 .................. 4,487 4,476,894
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 05/03/28 .................. 2,282 2,276,019
MH Sub I LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.50%
,
 02/23/29 ................. 817 809,172
Planview Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
 12/17/27 ............ 345 344,511
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.34%
,
 08/31/28 .................. 5,190 5,204,553
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
 04/24/28 .................. 4,190 4,079,169

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Sabre GLBL, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 12/17/27 .................. USD 412 $ 371,571
Sabre GLBL, Inc., Term Loan B2, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.96%
,
 12/17/27 .................. 645 582,322
Severin Acquisition LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.25%
,
 08/01/27 ............ 1,572 1,574,804
SS&C Technologies Holdings, Inc., Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
 05/09/31 ........... 1,515 1,520,353
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.56%
,
 02/10/31 .................. 4,622 4,635,414
Voyage Australia Pty. Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.04%
,
 07/20/28 ............ 286 286,059
VS Buyer LLC, Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
 04/12/31 .................. 3,188 3,197,706
68,216,200
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.84%
,
 03/31/26
(g)
................. 603 601,862
LS Group Opco Acquisition LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.34%
,
 04/23/31 ............ 639 638,978
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 3 .75%), 8 .85%
,
 05/04 /28 .. 4,082 4,088,400
Peer Holding III BV, Facility Term Loan B5,
06/20/31
(p)
...................... 945 948,544
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
 02/11/28 .................. 1,222 1,211,494
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.96%, 10/20/28 .......... 542 511,377
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69%, 10/20/28 .......... 895 855,662
RVR Dealership Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
 02/08/28 ............ 199 178,299
9,034,616
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
 03/08/30
(a)
................. 427 427,994
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 05/19/28 .................. 1,132 1,136,443
Core & Main LP, Term Loan C, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
 02/09/31 .................. 646 647,098
Core & Main LP, Term Loan D, (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 07/27/28 .................. 3,946 3,946,076
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.25%
,
 01/29/31 ............ USD 3,224 $ 3,191,871
Gul fside Supply, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.29%
,
 06/17/31
(g)
................. 686 687,715
TMK Hawk Parent Corp., Term Loan B, (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.60%
,
 06/30/29
(g)
................ 1,353 947,332
10,556,535
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.21%, 09/22/28 .......... 1,418 1,419,119
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%, 09/22/28 .......... 1,095 1,097,506
Brown Group Holding LLC, Term Loan,
06/07/28
(p)
...................... 2,121 2,119,116
Brown Group Holdings LLC, Facility Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.00%
,
 07/01/31 ........... 1,781 1,779,510
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.69%
,
 12/15/26
(g)
................ 1,255 1,248,304
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.07%
,
 03/17/30 .................. 401 400,071
8,063,626
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21%
,
 04/30/28 ............ 1,109 1,107,518
SBA Senior Finance II LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
 01/25/31 .................. 1,976 1,978,308
3,085,826
Total Floating Rate Loan Interests — 7.6%
(Cost: $861,003,043) .............................. 826,763,956
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%
,
02/04/25
(c)
...................... 610 600,278
Chile — 0.0%
Banco del Estado de Chile, 2.70%
,
01/09/25
(c)
1,245 1,227,495
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................. 500 478,200
3.75%, 01/15/31
(b)
................. 491 444,662
Empresa Nacional del Petroleo
(b)
6.15%, 05/10/33 .................. 656 665,840
5.95%, 07/30/34 .................. 430 429,355
3,245,552
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50%,
02/18/3021 .................... GBP 886 831,240
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024 .............. EUR 400 439,935
1,271,175

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Finland — 0.0%
Finnair OYJ
4.75%, 05/24/29
(c)
................. EUR 1,600 $ 1,713,993
1,713,993
France — 0.1%
Electricite de France SA
(a)(c)(l)
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... 1,200 1,300,648
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 200 253,789
(5-Year EURIBOR ICE Swap Rate + 3.37%),
2.88% ....................... EUR 600 613,636
(5-Year EUR Swap Annual + 3.20%), 3.00% 1,000 1,013,640
(5-Year EUR Swap Annual + 3.97%), 3.38% 5,200 5,029,757
8,211,470
Hungary — 0.0%
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27
(b)
...................... USD 1,201 1,210,383
MVM Energetika Zrt., 7.50%
,
06/09/28
(c)
.... 529 554,788
1,765,171
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30
(c)
... 1,275 1,138,052
Ireland — 0.1%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a)(c)(l)
................ EUR 6,704 7,282,612
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a)(c)
.. 2,106 2,307,321
Poste Italiane SpA
(5-Year EURIBOR ICE Swap Rate + 2.68%),
2.63%
(a)(c)(l)
.................... 1,593 1,545,709
3,853,030
Mexico — 0.2%
Petroleos Mexicanos
6.88%, 08/04/26 .................. USD 4,946 4,878,042
8.75%, 06/02/29 .................. 1,255 1,246,570
5.95%, 01/28/31 .................. 2,358 1,942,756
6.70%, 02/16/32 .................. 8,559 7,297,404
10.00%, 02/07/33 ................. 820 836,810
6.75%, 09/21/47 .................. 309 208,961
16,410,543
Morocco — 0.0%
OCP SA
(b)
6.75%, 05/02/34 .................. 1,115 1,159,600
7.50%, 05/02/54 .................. 939 968,344
2,127,944
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 .................. 1,225 945,553
5.13%, 08/11/61 .................. 769 583,240
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25 ............... 608 582,464
2,111,257
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 .................. 466 490,433
5.75%, 07/09/34 .................. 1,140 1,176,343
1,666,776
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
5.25%, 07/17/34 .................. 1,870 1,877,012
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
5.88%, 07/17/64 .................. USD 798 $ 778,154
2,655,166
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S, 8.25%
,
02/14/29
(c)
...................... 429 439,995
Total Foreign Agency Obligations — 0.5%
(Cost: $55,876,440) ............................... 54,493,014
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 .................. 572 601,332
5.45%, 09/16/32 .................. 480 446,400
1,047,732
Brazil — 0.0%
Federative Republic of Brazil, 7.13%
,
05/13/54 899 888,212
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ........ 1,509 1,129,396
Colombia — 0.0%
Republic of Colombia
3.88%, 03/22/26 .................. EUR 222 238,563
3.25%, 04/22/32 .................. USD 896 700,672
8.00%, 04/20/33 .................. 1,035 1,085,715
8.00%, 11/14/35 .................. 439 457,877
8.75%, 11/14/53 .................. 253 269,066
2,751,893
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
... 553 572,012
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................. 1,109 1,111,773
5.50%, 02/22/29
(b)
................. 557 547,080
5.50%, 02/22/29
(c)
................. 719 706,194
7.05%, 02/03/31
(b)
................. 1,301 1,365,243
4.88%, 09/23/32
(b)
................. 564 516,590
5.30%, 01/21/41
(c)
................. 433 376,442
4,623,322
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
................. EUR 649 571,781
6.38%, 04/11/31
(b)
................. 479 420,063
7.63%, 05/29/32
(c)
................. USD 1,050 879,375
1,871,219
Guatemala — 0.0%
Republic of Guatemala
5.25%, 08/10/29
(b)
................. 767 745,189
5.25%, 08/10/29
(c)
................. 511 496,468
7.05%, 10/04/32
(b)
................. 1,076 1,140,896
6.60%, 06/13/36
(b)
................. 544 552,330
2,934,883
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(b)
................. 1,125 1,120,781
5.38%, 09/12/33
(c)
................. EUR 1,109 1,266,977
5.50%, 03/26/36
(b)
................. USD 575 563,860
2,951,618
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
................. 941 921,592

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
5.88%, 10/17/31
(c)
................. EUR 1,300 $ 1,282,060
8.25%, 01/30/37
(b)
................. USD 403 389,903
2,593,555
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 .................. 601 577,148
4.50%, 04/22/29 .................. 1,066 1,036,685
6.35%, 02/09/35 .................. 382 392,887
4.75%, 03/08/44 .................. 1,096 899,268
6.34%, 05/04/53 .................. 963 923,998
3,829,986
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................. 566 512,230
5.95%, 03/08/28
(b)
................. 412 417,768
929,998
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................. 716 672,816
7.63%, 11/28/47
(c)
................. 690 504,132
1,176,948
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
...................... EUR 498 559,737
Oman — 0.0%
Oman Government Bond, 6.50%
,
03/08/47
(c)
. USD 953 967,593
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 .................. 1,068 1,129,410
2.25%, 09/29/32 .................. 1,242 917,838
8.00%, 03/01/38 .................. 330 356,710
2,403,958
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 .................. 235 233,214
2.74%, 01/29/33 .................. 526 433,950
5.60%, 03/13/48 .................. 423 385,353
1,052,517
Peru — 0.0%
Republic of Peru
7.35%, 07/21/25 .................. 958 976,681
3.00%, 01/15/34 .................. 1,530 1,269,422
2,246,103
Philippines — 0.0%
Republic of Philippines, 3.70%
,
03/01/41 .... 629 519,318
Poland — 0.0%
Republic of Poland
5.75%, 11/16/32 .................. 867 912,171
5.50%, 04/04/53 .................. 562 553,750
1,465,921
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................. 698 691,892
2.50%, 02/08/30
(c)
................. EUR 1,225 1,173,129
2.12%, 07/16/31
(c)
................. 1,229 1,086,015
2,951,036
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25%, 11/17/51
(c)
................. USD 1,818 $ 1,208,970
5.00%, 01/18/53
(b)
................. 1,520 1,351,850
2,560,820
Serbia — 0.0%
Republic of Serbia, 6.00%
,
06/12/34
(b)
...... 712 709,779
South Africa — 0.0%
Republic of South Africa, 5.88%
,
04/20/32 ... 924 872,025
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(b)
...................... 871 881,452
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 595 631,078
Uzbekistan — 0.0%
(b)
Republic of Uzbekistan, 5.38%
,
05/29/27 .... EUR 667 721,861
Republic of Uzbekistan International Bond,
7.85%
,
10/12/28 .................. USD 522 538,312
1,260,173
Total Foreign Government Obligations — 0.4%
(Cost: $46,695,582) ............................... 46,382,284
Shares
Shares
Investment Companies
(q)
iShares Core Dividend Growth ETF ....... 9,065,649 546,658,635
iShares Core S&P 500 ETF ............. 399,452 221,024,780
iShares iBoxx $ High Yield Corporate Bond
ETF
(h)
......................... 2,987,634 234,648,774
Total Investment Companies — 9.2%
(Cost: $930,041,044) .............................. 1,002,332,189
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.51%, 11/25/35 1,046 905,049
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 6.02%, 11/25/35 ........... 366 349,069
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.00% Cap +
0.65%), 6.00%, 11/25/35 ........... 73 72,685
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.82%,
06/25/35
(a)
.................... 355 310,028
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 6.08%, 08/25/35
( a)
..... 863 781,657
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.98%, 12/25/35
(a)
............... 157 137,293
Series 2005-63, Class 3A3, 4.62%,
11/25/35
(a)
.................... 1,397 1,252,776
Series 2005-63, Class 5A1, 4.62%,
12/25/35
(a)
.................... 24 22,336

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... USD 40 $ 34,841
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.17%, 02/25/36
(a)
......... 3,361 2,949,009
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 600 336,410
Series 2006-15CB, Class A1, 6.50% ,
06/25/36 ..................... 967 451,888
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 428 178,376
Series 2006-2CB, Class A6, 5.50%, 03/25/36 671 272,913
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,643 1,078,178
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,708 951,215
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 757 410,745
Series 2006-9T1, Class A7, 6.00%, 05/25/36 304 122,398
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.96%,
11/20/46
(a)
.................... 2,889 2,157,169
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,195 512,490
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor +
1.73%), 6.90%, 11/25/46
(a)
......... 4,335 3,436,640
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.84%, 11/25/46
(a)
............... 1,871 1,706,529
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 6.02%, 11/25/46
(a)
......... 6,118 5,375,041
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.84%, 10/25/46
(a)
............... 260 235,734
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.88%, 05/20/46
(a)
............... 1,109 942,418
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.88%, 05/25/36
(a)
............... 5,325 4,756,776
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.84%, 07/25/46
(a)
............... 7,731 6,614,537
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,717 768,844
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 381 177,532
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 226 134,895
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 205 125,053
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,139 552,205
Series 2007-19, Class 1A8, 6.00%, 08/25/37 554 268,670
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,040 1,419,588
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 441 215,405
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,148 1,412,708
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 540 242,496
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.71%, 06/25/37
(a)
............... USD 5,025 $ 4,046,808
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,520 587,749
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.55%, 11/25/47
(a)
......... 1,227 1,002,524
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.74%, 04/25/47
(a)
............... 7,488 6,631,611
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.80%, 05/25/47
(a)
............... 2,853 2,433,248
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.82%, 06/25/47
(a)
............... 5,769 4,329,66 0
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 938 524,082
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 6.14%,
10/25/46
(a)
.................... 7,784 6,417,448
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 6.11%, 10/25/46
(a)
......... 4,170 2,840,508
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(f)
.................... 477 412,688
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 253 219,826
Series 2006-D, Class 6A1, 3.91%, 05/20/36 242 196,547
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 5.88%,
06/20/47 ..................... 883 684,286
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44%
Floor and 11.50% Cap + 0.55%), 5.90%,
04/25/36
(a)
...................... 3,321 2,930,360
Bear Stearns Asset-Backed Securities I Trust
(f)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 591 567,332
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 607 609,688
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.80%, 03/25/37 ...... 898 834,434
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.60%, 03/25/37 ...... 1,360 1,223,111
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.86%, 09/25/47 ...... 1,519 1,420,504
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 5.73%, 04/25/35
(a)
..... 694 647,288
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.06%,
05/25/35
(a)
.................... 2,150 1,792,580
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.13%, 04/25/46
(a)
......... 2,56 0 773,527
Series 2007-21, Class 1A1, 6.25%, 02/25/38 135 63,979

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 USD 605 $ 208,333
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 924 318,127
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 . 7,409 7,055,186
Series 2022-3, Class A1, 5.00%, 05/25/67 . 6,597 6,506,585
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 54 47,738
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a)(b)
......... 3,736 3,766,200
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 269 229,952
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.94%, 09/27/37
(a)
............... 2,879 2,307,876
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
.................... 1,340 1,322,646
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 5.84%,
08/25/47
(a)
...................... 9,895 8,041,241
Ellington Financial Mortgage Trust, Series 2021-
2, Class A1, 0.93%, 06/25/66
(a) (b)
....... 1,863 1,545,491
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.25%,
02/25/37
(a)
...................... 787 436,714
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
................ 13,664 13,384,206
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.87%, 05/25/35
(a)
...... 18 15,250
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
5.63%, 02/25/36 ................ 1,836 1,602,258
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 7.17%, 03/25 /36 889 794,821
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 5.96%, 10/25/35
(a)
. 1,031 904,154
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 562 395,894
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,228 683,371
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.40%,
08/25/37 ..................... 90 61,965
Series 2007-AR15, Class 2A1, 3.48%,
08/25/37 ..................... 461 323,952
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.91%,
12/25/35 ..................... 248 231,100
Series 2006-1, Class 2A1, 6.01%, 02/25/36 208 201,530
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
.................... 4,000 3,573,937
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(f)
.................... 11,655 11,468,909
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b)(f)
.... 4,443 4,501,172
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/ 24/40
(b)
.... 16,500 15,589,844
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 256 237,247
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 127 103,647
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.90%,
10/25/39
(a)(b)
..................... USD 143 $ 143,264
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 309 104,589
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 31 24,287
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(f)
..... 14,311 13,773,973
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.79%,
04/25/47
(a)
...................... 184 84,670
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor and 10.50%
Cap + 0.57%), 5.92%, 02/25/36 ...... 404 345,522
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.84%, 06/25/36 ...... 6,607 5,578,041
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.84%, 07/25/46 ...... 8,394 5,840,847
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.82%, 09/25/47 ................ 1,549 1,392,644
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(f)
.............. 9,402 8,901,600
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
......... 2,800 2,798,760
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.92%, 06/25/47 .......... 4,768 3,872,990
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.98%, 07/25/47 .......... 2,566 2,056,079
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.14%, 10/25/36
(f)
1,007 347,009
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 6.15%, 06/25/46
(a)
......... 2,813 2,150,618
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 6.02%, 10/25/46
(a)
......... 4,187 3,481,595
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.89%, 12/25/46
(a)
......... 3,628 2,805,118
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 6.01%, 05/25/47
(a)
......... 2,141 1,758,351
224,180,687

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 3.2%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.75%, 09/15/34
(a)(b)
USD 1,564 $ 1,413,567
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 7.02%, 07/15/41
(a)
(b)
............................ 1,270 1,267,619
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.60%, 04/15/35
(a)(b)
..... 3,467 3,388,194
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.58%, 12/15/36
(a)(b)
..... 3,624 3,433,054
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.88%, 11/15/32 ................ 3,225 3,206,922
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.38%, 11/15/32 ................ 3,965 3,942,672
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.58%), 5.93%,
08/25/35 ..................... 1,999 1,928,735
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.59%), 5.94%,
11/25/35 ..................... 499 481,231
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 5.79%,
03/25/37 ..................... 1,503 1,428,935
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 5.90%,
07/25/37 ..................... 2,496 2,343,547
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 6.14%,
09/25/37 ..................... 619 586,849
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR at 0.00% Floor + 1.61%),
6.96%, 12/25/37 ................ 1,468 1,283,071
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
.......... 1,140 906,739
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 2,672 2,402,462
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.48%, 08/19/38
(a)(b)
................ 2,860 2,861,775
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 7.19%, 07/15/41
(a)(b)
.......... 2,830 2,823,809
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.14%, 10/15/35
(a)(b)
................ 2,433 122,117
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.04%, 09/15/38
(a)(b)
................ 4,495 4,445,871
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
............... 3,600 3,141,186
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.35%, 02/15/33 ................ 12,383 12,172,979
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.59%, 02/15/33 ................ 7,261 7,165,276
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.69%, 02/15/33 ................ USD 4,795 $ 4,771,932
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.24%, 06/15/38 ................ 4,321 4,237,199
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.25%, 05/15/38 ................ 7,444 7,313,549
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.69%,
10/15/38 ..................... 6,335 6,240,146
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27 ................ 3,670 3,684,909
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.09%,
12/09/40 ..................... 1,849 1,850,384
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.99%, 08/15/39 ................ 19,290 19,265,888
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39 ..................... 4,710 4,686,450
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39 ..................... 9,419 9,372,048
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.72%,
03/15/41 ..................... 6,176 6,133,389
BX Trust
(a)(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 6.43%,
05/15/35 ..................... 2,050 2,042,312
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.24%, 02/15/36 ................ 1,880 1,861,377
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 1,765 1,658,235
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 5,638 5,297,748
Series 2021-MFM1, Class E , (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 01/15/34 ................ 3,586 3,503,177
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 01/15/34 ................ 5,548 5,407,359
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.49%, 08/15/39 ................ 9,569 9,593,235
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.39%, 08/15/43 ................ 4,907 4,878,204
Series 2022-LBA6, Class A, ( 1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.33%, 01/15/39 ................ 2,130 2,103,375
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.18%, 01/15/39 ................ 2,180 2,147,300
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.02%, 05/15/38 ................ 8,500 8,526,562

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.82%, 07/15/29 ................ USD 7,580 $ 7,567,271
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 ..... 2,800 2,370,400
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,720,445
Citigroup Commercial Mortgage Trust
(a)
Series 2016-C1, Class C, 4.94%, 05/10/49 2,870 2,755,394
Series 2016-GC37, Class C, 4.91%,
04/10/49 ..................... 2,640 2,274,125
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.77%,
08/15/3 6
(a)(b)
..................... 8,900 8,833,250
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
.................... 2,245 1,813,537
Series 2015-CR23, Class B, 4.18%,
05/10/48 ..................... 9,520 9,322,385
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
.................... 3,200 2,586,443
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
7.17%, 06/15/41
(b)
............... 4,380 4,332,094
CSMC Trust
(a)(b)
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.94%, 11/15/38 ................ 1,338 1,318,777
Series 2022-LION, Class A, (1-mo. CME
Term SOFR at 3.59% Floor + 3.44%),
8.77%, 02/15/25
(g)
............... 8,800 8,573,352
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 09/09/24 ................ 4,400 4,399,962
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 7.20%,
08/15/39
(a)(b)
..................... 2,250 2,243,515
DBUBS Mortgage Trust, Series 2017-BRBK,
Class E, (1-mo. LIBOR USD + 0.00%),
3.53%, 10/10/34
(a)(b)
................ 4,073 3,475,804
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a)(b)
..................... 9,400 9,480,937
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 07/15/38 ................ 2,720 2,713,357
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.29%, 07/15/38 ................ 5,955 5,943,991
Great Wolf Trust, Series 2024-WOLF, Class A,
(1-mo. CME Term SOFR at 1.54% Floor +
1.54%), 6.87%, 03/15/39
(a)(b)
.......... 2,830 2,819,387
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,423,962
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.40%,
07/10/48 ..................... 1,075 1,025,776
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.02%, 11/15/27
(b)
............... 4,700 4,693,905
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(b)
.................... 8,600 8,602,017
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a)(b)
... 3,150 2,865,679
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HONO Mortgage Trust, Series 2021-LULU,
Class E, (1-mo. CME Term SOFR at 3.35%
Floor + 3.46%), 8.79%, 10/15/36
(a)(b)
..... USD 2,207 $ 2,077,000
IL PT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.57%, 10/15/39
(a)(b)
3,200 3,176,000
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.85%, 09/06/38 ..... 4,787 4,459,913
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 1,842,885
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
6.92%, 06/15/26
(a)(b)
................ 3,250 3,225,625
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
CME Term SOFR at 2.75% Floor + 2.86%),
8.19%, 10/15/38
(a)(b)
................ 920 909, 937
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
.............. 3,305 2,809,085
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.39%, 07/15/38
(a)(b)
1,277 1,255,010
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.85%, 07/15/51 1,440 1,310,224
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,316,032
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
7.32%, 08/15/29
(a)(b)
................ 4,710 4,698,224
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a)(b)
.......... 4,300 3,002,970
PFP Ltd., Series 2022 -9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 7.60%,
08/19/35
(a)(b)
..................... 4,005 4,009,037
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 9.79%, 07/15/38
(a)
(b)
............................ 1,400 346,208
SREIT Trust, Series 2021-MFP2, Class A,
(1-mo. CME Term SOFR at 0.82% Floor +
0.94%), 6.27%, 11/15/36
(a)(b)
.......... 4,710 4,651,125
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR at 2.19% Floor + 2.19%), 7.51%,
05/15/37
(a)(b)
..................... 4,250 4,260,625
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
6.29%, 03/15/38
(a)(b)
................ 1,821 1,809,540
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 . 5,499 4,257,071
Series 2023-3, Class M2, 8.27%, 08/25/53 . 1,240 1,267,423
Series 2023-3, Class M3, 9.32%, 08/25/53 . 1,240 1,277,287
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.50%,
09/15/57 ..................... 1,600 1,549,123
Series 2016-C37, Class C, 4.47%, 12/15/49 2,803 2,618,503
Series 2016-LC25, Class C, 4.33%, 12/15/59 8,320 7,398,703
Series 2016-NXS5, Class B, 4.94%,
01/15/59 ..................... 1,875 1,783,141
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.12%,
11/15/27
(a)(b)
..................... 3,005 3,013,452
347,801,296

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.87%,
08/10/35 ..................... USD 69,033 $ 1,390,551
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 196,692
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
08/15/39
(b)
...................... 375,000 10,987
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
.................... 12,675 3,921
Series 2015-CR25, Class XA, 0.78%,
08/10/48 ..................... 11,120 57,893
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.66%, 09/15/47 1,327 13
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 565,836
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.83%, 03/10/50
(b)
..... 31,693 488,790
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.30%,
10/15/48
(b)
...................... 12,675 168,457
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
..... 13,600 292,024
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 231,185
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 39,425
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.24%,
08/15/49
(b)
.................... 11,784 242,219
Series 2016-LC25, Class XA, 0.82%,
12/15/59 ..................... 18,110 275,324
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.34%, 05/15/47 ... 52,028 520
3,963,837
Total Non-Agency Mortgage-Backed Securities — 5.3%
(Cost: $599,287,492) .............................. 575,945,820
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.1%
(a)(l)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 5,600 6,083,327
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 381 380,011
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 315 307,076
6,770,414
Capital Markets — 0.0%
Charles Schwab Corp. (The), Series I, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.17%), 4.00%
(a)(l)
.... 2,575 2,404,638
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C, (5-
Year US Treasury Yield Curve Rate T Note
Constan t Maturity + 5.00%), 5.70%
(a)(l)
.... 470 445,880
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
(a)(l)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... USD 738 $ 721,134
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 517 496,865
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 536 593,941
1,811,940
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(l)
...................... 743 747,268
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Mat urity + 5.69%), 6.50%
(a)(l)
.......... 429 426,200
Total Capi tal Trusts — 0.1%
(Cost: $12,673,560) ............................... 12,606,340
Shares
Shares
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 29,993 2,565,656
Total Preferred Stocks — 0.0%
(Cost: $2,377,741) ............................... 2,565,656
Total Preferred Securities — 0.1%
(Cost: $15,051,301) ............................... 15,171,996
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (1-mo. LIBOR USD + 0.00%),
3.66%, 04/25/28
(a)(b)
................ 4,627 4,071,094
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $4,531,508) ............................... 4,071,094
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38%, 01/15/25 .................. 56,944 56,314,995
U.S. Treasury Inflation Linked Notes ,
0.25%, 01/15/25 .................. 58,135 56,917,029
Total U.S. Treasury Obligations — 1.0%
(Cost: $114,575,856) .............................. 113,232,024

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)
(g)
............................ 1,841 $ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
..... 1,489 23,392
Total Warrants — 0.0%
(Cost: $—) ..................................... 23,392
Total Long-Term Investments — 93.4%
(Cost: $9,921,472,391) ............................ 10,225,031,143
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.5%
(q)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(s)
.................. 239,783,253 $ 239,879,166
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.21% .................... 794,650,648 794,650,648
Total Short-Term Securities — 9.5%
(Cost: $1,034,515,501) ............................ 1,034,529,814
Total Options Purchased — 0.0%
( Cost: $4,635,084 ) ............................... 5,448,682
Total Investments Before Options Written — 102.9%
(Cost: $10,960,622,976 ) ............................ 11,265,009,639
Total Options Written — (0.0)%
(Premium Received — $(826,363)) .................... (1,158,613)
Total Investments Net of Options Written — 102.9%
(Cost: $10,959,796,613 ) ............................ 11,263,851,026
Liabilities in Excess of Other Assets — (2.9)% ............. (317,996,420)
Net Assets — 100.0% ...............................
$ 10,945,854,606
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,949,130, representing 0.08% of its net assets as of period end, and an original cost of $8,346,059.
(j)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Perpetual security with no stated maturity date.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 239,919,208
(a)
$ — $ (54,355) $ 14,313 $ 239,879,166 239,783,253 $ 741,596
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 518,724,542 275,926,106
(a)
— — — 794,650,648 794,650,648 27,969,711 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 39,735,483 — (42,119,061)
(a)
2,412,977 (29,399) — — — —
iShares Core Dividend Growth
ETF ................ 98,838,363 1,148,590,312 (782,132,594) 34,079,769 47,282,785 546,658,635 9,065,649 5,339,038 —
iShares Core S&P 500 ETF .. — 217,662,195 — — 3,362,585 221,024,780 399,452 — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 38,971,137 230,225,879 (38,862,610) (2,543,887) 6,858,255 234,648,774 2,987,634 7,295,258 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 165,612,087 — (161,330,001) (4,158,933) (123,153) — — 1,429,961 —
iShares MBS ETF
(c)
....... 368,351,420 — (366,656,109) (5,402,685) 3,707,374 — — 6,047,271 —
$ 24,332,886 $ 61,072,760 $ 2,036,862,003 $ 48,822,835 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,816 09/06/24 $ 697,016 $ 16,326,963
U.S. Treasury 10-Year Note ................................................... 9,317 09/19/24 1,045,397 32,181,142
S&P 500 E-Mini Index ....................................................... 64 09/20/24 17,786 279,278
U.S. Treasury 5-Year Note .................................................... 15,616 09/30/24 1,689,822 38,057,179
86,844,562
Short Contracts
GBP Currency ............................................................ 3,714 09/16/24 298,536 (2,238,021)
JPY Currency ............................................................ 347 09/16/24 29,027 (996,365)
U.S. Treasury Long Bond ..................................................... 8 09/19/24 971 (31,460)
U.S. Treasury Ultra Bond ..................................................... 2 09/19/24 257 (8,815)
U.S. Treasury 2-Year Note .................................................... 2 09/30/24 411 (3,560)
(3,278,221)
$ 83,566,341
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 967,085 EUR 890,000 Bank of America NA 08/15/24 $ 3,281
USD 7,060,122 EUR 6,470,000 Bank of New York Mellon 08/15/24 53,590
USD 3,501,537 EUR 3,230,000 BNP Paribas SA 08/15/24 3,685
USD 2,745,865 EUR 2,520,000 Deutsche Bank AG 08/15/24 16,891
USD 580,399,271 EUR 535,560,000 JPMorgan Chase Bank NA 08/15/24 427,283
USD 162,992 EUR 150,000 Morgan Stanley & Co. International plc 08/15/24 553
USD 530,885 EUR 490,000 Natwest Markets plc 08/15/24 251
USD 292,700 EUR 270,000 Toronto Dominion Bank 08/15/24 310
USD 2,102,708 GBP 1,620,000 Natwest Markets plc 08/15/24 19,847
USD 759,443 GBP 590,030 Toronto Dominion Bank 09/18/24 602
AED 513,000 USD 139,688 Barclays Bank plc 10/15/24 18
AED 107,000 USD 29,139 Citibank NA 10/15/24 —
AED 267,000 USD 72,701 UBS AG 10/15/24 12
EUR 295,000 USD 319,720 UBS AG 10/15/24 689
KRW 1,042,586,000 USD 757,892 Citibank NA 10/15/24 5,844
SGD 435,000 USD 323,459 Bank of America NA 10/15/24 3,177
USD 1,746,403 AED 6,412,000 Citibank NA 10/15/24 209
USD 165,917 AUD 251,000 Bank of New York Mellon 10/15/24 1,477
USD 1,874,578 AUD 2,777,000 Westpac Banking Corp. 10/15/24 55,253
USD 162,691 CAD 224,000 Bank of New York Mellon 10/15/24 93
USD 400,873 EUR 369,000 Bank of New York Mellon 10/15/24 90
USD 454,592 EUR 416,000 Deutsche Bank AG 10/15/24 2,761
USD 321,076 HKD 2,502,000 Bank of New York Mellon 10/15/24 138
USD 7,382,318 EUR 6,734,189 Deutsche Bank AG 10/17/24 67,340
USD 220,762 EUR 203,224 HSBC Bank plc 10/17/24 10
663,404
EUR 3,630,000 USD 3,931,311 Societe Generale SA 08/15/24 (289)
GBP 330,000 USD 430,310 Nomura International plc 08/15/24 (6,023)
USD 127,684,205 GBP 99,680,000 Bank of New York Mellon 08/15/24 (476,109)
USD 475,706 GBP 370,000 Morgan Stanley & Co. International plc 08/15/24 (9)
USD 4,076,075 EUR 3,786,094 BNP Paribas SA 09/18/24 (30,699)
USD 1,472,645 EUR 1,368,000 Societe Generale SA 09/18/24 (11,224)
USD 2,646,369 EUR 2,458,906 Toronto Dominion Bank 09/18/24 (20,804)
USD 218,170 GBP 172,000 Barclays Bank plc 09/18/24 (3,041)
USD 748,197 GBP 590,000 Goldman Sachs International 09/18/24 (10,605)

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 507,172 GBP 400,000 JPMorgan Chase Bank NA 09/18/24 $ (7,270)
USD 12,144,309 GBP 9,573,000 Nomura International plc 09/18/24 (167,576)
AED 667,000 USD 181,650 Citibank NA 10/15/24 (4)
AED 132,000 USD 35,951 Deutsche Bank AG 10/15/24 (4)
AUD 1,979,000 USD 1,312,548 UBS AG 10/15/24 (16,025)
AUD 475,000 USD 314,082 Westpac Banking Corp. 10/15/24 (2,890)
CAD 934,000 USD 686,312 Deutsche Bank AG 10/15/24 (8,338)
CAD 26,000 USD 19,058 UBS AG 10/15/24 (185)
EUR 62,000 USD 67,344 UBS AG 10/15/24 (4)
GBP 412,000 USD 532,954 Bank of New York Mellon 10/15/24 (2,993)
HKD 6,757,000 USD 867,150 Bank of America NA 10/15/24 (413)
HKD 2,185,000 USD 280,427 UBS AG 10/15/24 (152)
NZD 3,694,000 USD 2,261,282 Westpac Banking Corp. 10/15/24 (62,671)
USD 1,996,142 CHF 1,769,000 Barclays Bank plc 10/15/24 (37,525)
USD 223,821 CHF 197,000 Deutsche Bank AG 10/15/24 (2,653)
USD 16,016 CHF 14,000 Westpac Banking Corp. 10/15/24 (79)
USD 1,974,175 GBP 1,541,000 Barclays Bank plc 10/15/24 (8,036)
USD 701,744 GBP 547,000 Deutsche Bank AG 10/15/24 (1,870)
USD 1,333,260 JPY 211,876,000 Bank of New York Mellon 10/15/24 (97,070)
USD 485,376 JPY 73,563,000 Barclays Bank plc 10/15/24 (11,232)
USD 648,217 JPY 102,342,000 Deutsche Bank AG 10/15/24 (42,673)
EUR 59,040 USD 64,133 Canadian Imperial Bank of Commerce 10/17/24 (1)
(1,028,467)
$ (365,063)
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nasdaq-100 Index ........ Morgan Stanley & Co. International plc 22,721 09/20/24 USD 20,300.00 USD 439,934 $ 5,448,682
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nasdaq-100 Index ........... Morgan Stanley & Co. International plc 22,721 09/20/24 USD 21,325.00 USD 439,934 $ (1,158,613)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 % Quarterly 06/20/29 USD 21,473 $ (1,585,546) $ (1,374,516) $ (211,030)

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1 .00 % Quarterly 06/20/29 BBB USD 1,380 $ 24,115 $ 23,189 $ 926
Markit CDX North American
Investment Grade Index
Series 42.V1 ....... 1 .00 Quarterly 06/20/29 BBB+ USD 6,405 143,625 137,116 6,509
Verizon Communications,
Inc. ............. 1 .00 Quarterly 06/20/29 BBB+ USD 7,197 138,785 138,092 693
$ 306,525 $ 298,397 $ 8,128
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Conagra Brands, Inc. ....... 1 .00 % Quarterly Bank of America NA 06/20/29 USD 850 $ (19,678) $ (15,308) $ (4,370)
DR Horton, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,520 (39,134) (33,754) (5,380)
Matterhorn Telecom Holding SA 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 1,473 (201,370) (177,490) (23,880)
Tyson Foods, Inc. ......... 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,520 (31,898) (24,547) (7,351)
$ – $ – $ –
$ (292,080) $ (251,099) $ (40,981)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 20,376 $ 16,852 $ 3,524
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 800 (25,725) (24,600) (1,125)
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 35,895 9,606 26,289
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,090 130,444 160,257 (29,813)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 304 (8,359) (46,455) 38,096
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 (14,123) (76,139) 62,016
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 (5,025) (27,088) 22,063
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 149 (4,098) (22,743) 18,645
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 (8,576) (47,259) 38,683
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 (6,218) (34,215) 27,997
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 10,756 9,250 1,506
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,482 2,364 118
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,482 2,357 125
Bank of America Corp. .. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 A- USD 2,710 60,163 62,297 (2,134)
Broadcom, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 655 15,441 14,222 1,219
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 32,759 32,145 614
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 21,795 21,747 48
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 51,764 51,374 390
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 45,861 45,784 77
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 19,676 19,206 470
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 19,676 19,083 593
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 828 104,870 106,879 (2,009)

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly
Goldman Sachs
International 06/20/29 BB EUR 913 $ 115,636 $ 104,580 $ 11,056
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 1,648 1,589 59
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 1,096 1,237 (141)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 650 5,201 6,139 (938)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 1,648 2,243 (595)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 1,088 1,358 (270)
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 218 1,744 2,177 (433)
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 147 1,176 1,021 155
General Motors Co. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 111,725 111,262 463
General Motors Co. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB USD 325 55,862 55,132 730
General Motors Co. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB USD 207 35,592 34,739 853
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 677 13,813 13,468 345
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 339 6,917 6,586 331
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 684 13,956 14,548 (592)
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 137 2,795 2,557 238
HCA, Inc. ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 599 122,320 116,196 6,124
HCA, Inc. ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 666 136,002 129,193 6,809
HCA, Inc. ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 333 68,001 65,653 2,348
JPMorgan Chase & Co. . 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 674 17,737 17,290 447
JPMorgan Chase & Co. . 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 337 8,868 8,484 384
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 7,507 7,492 15
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 5,386 5,156 230
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 202 4,445 4,125 320
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 667 14,679 13,857 822
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 334 7,350 6,930 420
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 651 14,326 14,153 173
Sunrise HoldCo IV BV .. 5 .00 Quarterly Bank of America NA 06/20/29 B EUR 460 63,054 44,269 18,785
Sunrise HoldCo IV BV .. 5 .00 Quarterly Deutsche Bank AG 06/20/29 B EUR 291 39,779 27,237 12,542
T-Mobile USA, Inc. ..... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BBB USD 382 79,318 76,216 3,102
T-Mobile USA, Inc. ..... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BBB USD 245 50,871 49,199 1,672
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 678 33,406 24,932 8,474
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 485 20,149 17,147 3,002
Wells Fargo & Co. ..... 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 667 14,642 14,741 (99)
Wells Fargo & Co. ..... 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 333 7,309 7,350 (41)
Wells Fargo & Co. ..... 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 285 6,256 6,077 179
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 7,224 7,146 78
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 281 5,165 4,517 648
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 716 13,162 12,701 461
$ 1,619,169 $ 1,333,621 $ 285,548

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/24 USD 8,000 $ 28,928 $ (21,842) $ 50,770
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/24 USD 5,000 10,607 (14,650) 25,257
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 8,000 24,681 (33,020) 57,701
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 15,000 236,764 (618) 237,382
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 1,960 4,778 (462) 5,240
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 8,040 11,086 (1,897) 12,983
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 4,000 39,855 (13,206) 53,061
$ 356,699 $ (85,695) $ 442,394
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .35%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 298,397 $ (1,374,516) $ 8,128 $ (211,030) $ —
OTC Swaps ..................................................... 1,612,120 (615,293) 766,132 (79,171) —
Options Written ................................................... N/A N/A — (332,250) (1,158,613)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 279,278 $ — $ 86,565,284 $ — $ 86,844,562
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 663,404 — — 663,404
Options purchased
Investments at value — unaffiliated
(b)
............ — — 5,448,682 — — — 5,448,682
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 8,128 — — — — 8,128
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,935,858 — — 442,394 — 2,378,252
$ — $ 1,943,986 $ 5,727,960 $ 663,404 $ 87,007,678 $ — $ 95,343,028
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ 3,234,386 $ 43,835 $ — $ 3,278,221
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,028,467 — — 1,028,467
Options written
Options written at value ..................... — — 1,158,613 — — — 1,158,613
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 211,030 — — — — 211,030
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 608,769 — — 85,695 — 694,464
$ — $ 819,799 $ 1,158,613 $ 4,262,853 $ 129,530 $ — $ 6,370,795
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 7,392,583 $ 9,074,664 $ (189,243,714) $ — $ (172,776,467)
Forward foreign currency exchange contracts .... — — — 6,956,980 — — 6,956,980
Options purchased
(a)
..................... — (187) 22,624,992 — (20,179) — 22,604,626
Options written ........................ — 46,678 (1,481,748) — 9,336 — (1,425,734)
Swaps .............................. — 433,330 2,778,962 — (537,069) — 2,675,223
$ — $ 479,821 $ 31,314,789 $ 16,031,644 $ (189,791,626) $ — $ (141,965,372)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 831,945 $ 1,101,918 $ 152,384,901 $ — $ 154,318,764
Forward foreign currency exchange contracts .... — — — (9,307,307) — — (9,307,307)
Options purchased
(b)
..................... — — 813,598 — — — 813,598
Options written ........................ — — (332,250) — — — (332,250)
Swaps .............................. — (62,229) (190,205) — 442,394 — 189,960
$ — $ (62,229) $ 1,123,088 $ (8,205,389) $ 152,827,295 $ — $ 145,682,765
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,495,083,251
Average notional value of contracts — short ................................................................................. $ 550,765,895
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 636,336,046
Average amounts sold — in USD ........................................................................................ $ 21,437,222
Options
Average value of option contracts purchased ................................................................................ $ 3,651,357
Average value of option contracts written ................................................................................... $ 1,643,561
Average notional value of swaption contracts purchased ......................................................................... $ —
(a)
Average notional value of swaption contracts written ........................................................................... $ —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... $ 24,706,903
Average notional value — sell protection ................................................................................... $ 20,733,289
Total return swaps
Average notional value ............................................................................................... $ 23,870,543
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 15,217,091 $ —
Forward f oreign currency exchange contracts ................................................................. 663,404 1,028,467
Options
(a)
......................................................................................... 5,448,682 1,158,613
Swaps — centrally cleared .............................................................................. — 46,295
Swaps — OTC
(b)
..................................................................................... 2,378,252 694,464
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 23,707,429 $ 2,927,839
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(15,217,091) (46,295)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 8,490,338 $ 2,881,544
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 679,929 $ (140,254) $ (413,909) $ — $ 125,766
Bank of New York Mellon ........................... 55,388 (55,388) — — —
Barclays Bank plc ................................ 272,243 (202,024) — — 70,219
BNP Paribas SA ................................. 298,768 (64,337) — — 234,431
Citibank NA .................................... 24,698 (22,747) — — 1,951
Deutsche Bank AG ............................... 126,771 (55,538) — — 71,233
Goldman Sachs International ........................ 281,720 (237,700) — — 44,020
HSBC Bank plc .................................. 10 — — — 10
JPMorgan Chase Bank NA .......................... 970,314 (57,096) — (310,000) 603,218
Morgan Stanley & Co. International plc .................. 5,703,533 (1,237,753) — — 4,465,780
Natwest Markets plc .............................. 20,098 — — — 20,098
Toronto Dominion Bank ............................ 912 (912) — — —
UBS AG ...................................... 701 (701) — — —
Westpac Banking Corp. ............................ 55,253 (55,253) — — —
$ 8,490,338 $ (2,129,703) $ (413,909) $ (310,000) $ 5,636,726

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 140,254 $ (140,254) $ — $ — $ —
Bank of New York Mellon ........................... 576,172 (55,388) — — 520,784
Barclays Bank plc ................................ 202,024 (202,024) — — —
BNP Paribas SA ................................. 64,337 (64,337) — — —
Canadian Imperial Bank of Commerce .................. 1 — — — 1
Citibank NA .................................... 22,747 (22,747) — — —
Deutsche Bank AG ............................... 55,538 (55,538) — — —
Goldman Sachs International ........................ 237,700 (237,700) — — —
JPMorgan Chase Bank NA .......................... 57,096 (57,096) — — —
Morgan Stanley & Co. International plc .................. 1,237,753 (1,237,753) — — —
Nomura International plc ........................... 173,599 — — — 173,599
Societe Generale SA .............................. 11,513 — — — 11,513
Toronto Dominion Bank ............................ 20,804 (912) — — 19,892
UBS AG ...................................... 16,366 (701) — — 15,665
Westpac Banking Corp. ............................ 65,640 (55,253) — — 10,387
$ 2,881,544 $ (2,129,703) $ — $ — $ 751,841
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,719,971,014 $ — $ 1,719,971,014
Common Stocks
Aerospace & Defense .................................... 30,271,009 18,392,815 — 48,663,824
Air Freight & Logistics .................................... 15,008,586 603,384 — 15,611,970
Automobile Components .................................. 5,303,903 — — 5,303,903
Automobiles .......................................... 8,458,960 — — 8,458,960
Banks ............................................... 96,461,780 42,433,589 103 138,895,472
Beverages ........................................... 3,233,290 21,016,927 — 24,250,217
Biotechnology ......................................... 21,526,215 — — 21,526,215
Broadline Retail ........................................ 6,631,679 1,470 — 6,633,149
Building Products ....................................... 27,976,357 9,005,024 — 36,981,381
Capital Markets ........................................ 46,175,068 8,421,118 — 54,596,186
Chemicals ............................................ 14,314,556 22,202,828 — 36,517,384
Commercial Services & Supplies ............................. 19,295,936 — — 19,295,936
Communications Equipment ................................ 10,846,017 — — 10,846,017
Construction & Engineering ................................ 1,275,552 10,912,033 — 12,187,585
Construction Materials .................................... — 3,180,200 — 3,180,200
Consumer Finance ...................................... 5,291,357 — — 5,291,357
Consumer Staples Distribution & Retail ........................ 16,066,750 — — 16,066,750
Containers & Packaging .................................. 16,553,441 — — 16,553,441
Distributors ........................................... 1,009,894 — — 1,009,894
Diversified REITs ....................................... 4,955,987 12,985,945 — 17,941,932
Diversified Telecommunication Services ........................ 28,165,411 23,679,744 — 51,845,155
Electric Utilities ........................................ 133,357,788 20,565,210 — 153,922,998
Electrical Equipment ..................................... 24,520,050 4,160,510 — 28,680,560

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Electronic Equipment, Instruments & Components ................. $ 9,085,441 $ 2,461,326 $ — $ 11,546,767
Energy Equipment & Services .............................. 21,821,251 — — 21,821,251
Entertainment ......................................... 8,671,805 — — 8,671,805
Financial Services ...................................... 39,641,020 — 661,713 40,302,733
Food Products ......................................... 35,040,121 23,336,308 — 58,376,429
Gas Utilities ........................................... — 3,309,599 — 3,309,599
Ground Transportation ................................... 42,961,062 1,968,704 — 44,929,766
Health Care Equipment & Supplies ........................... 26,922,722 5,834,565 — 32,757,287
Health Care Providers & Services ............................ 111,584,640 387,807 — 111,972,447
Health Care REITs ...................................... 34,529,638 10,490,991 — 45,020,629
Hotels, Restaurants & Leisure .............................. 2,933,367 — — 2,933,367
Household Durables ..................................... 10,161,649 15,493,230 — 25,654,879
Household Products ..................................... — 3,930,325 — 3,930,325
Independent Power and Renewable Electricity Producers ............ 3,981,217 — — 3,981,217
Industrial Conglomerates .................................. — 5,475,153 — 5,475,153
Industrial REITs ........................................ 32,362,066 16,900,865 — 49,262,931
Insurance ............................................ 45,969,778 29,895,630 — 75,865,408
Interactive Media & Services ............................... 36,675,604 — — 36,675,604
IT Services ........................................... 37,721,160 5,249,606 — 42,970,766
Leisure Products ....................................... 5,815,130 — — 5,815,130
Life Sciences Tools & Services .............................. 3,534,858 — — 3,534,858
Machinery ............................................ 26,624,269 11,018,455 — 37,642,724
Media ............................................... 21,410,443 9,092,130 830,960 31,333,533
Metals & Mining ........................................ 11,049,633 — 72 11,049,705
Multi-Utilities .......................................... 65,707,625 15,843,476 — 81,551,101
Office REITs .......................................... 8,419,215 — — 8,419,215
Oil, Gas & Consumable Fuels ............................... 111,163,449 52,940,152 49 164,103,650
Paper & Forest Products .................................. — 2,892,334 — 2,892,334
Personal Care Products .................................. — 21,804,024 — 21,804,024
Pharmaceuticals ....................................... 18,744,281 108,893,612 — 127,637,893
Professional Services .................................... 39,787,902 29,127,234 — 68,915,136
Real Estate Management & Development ....................... 7,781 17,835,624 — 17,843,405
Residential REITs ....................................... 23,339,466 5,385,399 — 28,724,865
Retail REITs .......................................... — 11,666,863 — 11,666,863
Semiconductors & Semiconductor Equipment .................... 39,525,648 35,434,857 — 74,960,505
Software ............................................. 81,159,488 — — 81,159,488
Specialized REITs ...................................... 107,352,341 — — 107,352,341
Specialty Retail ........................................ 23,221,842 3,221,102 — 26,442,944
Technology Hardware, Storage & Peripherals .................... 35,391,615 26,108,479 — 61,500,094
Textiles, Apparel & Luxury Goods ............................ 6,175,336 30,445,994 — 36,621,330
Tobacco ............................................. 17,963,348 18,155,041 — 36,118,389
Trading Companies & Distributors ............................ 2,258,269 1,808,042 — 4,066,311
Transportation Infrastructure ............................... 11,308,887 67,086,242 — 78,395,129
Water Utilities ......................................... — 3,206,524 — 3,206,524
Wireless Telecommunication Services ......................... — 9,119,970 3 9,119,973
Corporate Bonds
Aerospace & Defense .................................... — 46,804,453 — 46,804,453
Air Freight & Logistics .................................... — 496,528 — 496,528
Automobile Components .................................. — 35,824,906 — 35,824,906
Automobiles .......................................... — 18,346,710 — 18,346,710
Banks ............................................... — 449,729,977 — 449,729,977
Beverages ........................................... — 2,330,866 — 2,330,866
Biotechnology ......................................... — 15,379,529 — 15,379,529
Broadline Retail ........................................ — 5,112,427 — 5,112,427
Building Products ....................................... — 9,654,684 — 9,654,684
Capital Markets ........................................ — 127,514,974 — 127,514,974
Chemicals ............................................ — 44,244,129 — 44,244,129
Commercial Services & Supplies ............................. — 42,166,969 — 42,166,969
Communications Equipment ................................ — 3,720,303 — 3,720,303
Construction & Engineering ................................ — 12,380,002 — 12,380,002
Construction Materials .................................... — 2,163,360 — 2,163,360
Consumer Finance ...................................... — 44,516,954 — 44,516,954
Consumer Staples Distribution & Retail ........................ — 14,084,162 — 14,084,162
Containers & Packaging .................................. — 32,037,587 — 32,037,587
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Distributors ........................................... $ — $ 1,157,983 $ — $ 1,157,983
Diversified Consumer Services .............................. — 8,539,496 — 8,539,496
Diversified REITs ....................................... — 12,557,877 — 12,557,877
Diversified Telecommunication Services ........................ — 71,011,949 — 71,011,949
Electric Utilities ........................................ — 56,307,120 — 56,307,120
Electrical Equipment ..................................... — 447,190 — 447,190
Electronic Equipment, Instruments & Components ................. — 1,397,975 — 1,397,975
Energy Equipment & Services .............................. — 18,653,561 — 18,653,561
Entertainment ......................................... — 11,204,837 — 11,204,837
Financial Services ...................................... — 52,984,422 7,003,363 59,987,785
Food Products ......................................... — 9,004,634 — 9,004,634
Gas Utilities ........................................... — 6,024,316 — 6,024,316
Ground Transportation ................................... — 10,985,113 — 10,985,113
Health Care Equipment & Supplies ........................... — 18,607,722 — 18,607,722
Health Care Providers & Services ............................ — 40,821,516 — 40,821,516
Health Care REITs ...................................... — 8,544,195 — 8,544,195
Health Care Technology .................................. — 2,503,225 — 2,503,225
Hotel & Resort REITs .................................... — 3,836,391 — 3,836,391
Hotels, Restaurants & Leisure .............................. — 63,372,268 — 63,372,268
Household Durables ..................................... — 5,867,669 — 5,867,669
Household Products ..................................... — 452,971 — 452,971
Independent Power and Renewable Electricity Producers ............ — 7,471,386 — 7,471,386
Industrial Conglomerates .................................. — 11,389,278 — 11,389,278
Insurance ............................................ — 63,017,725 — 63,017,725
Interactive Media & Services ............................... — 326,312 — 326,312
IT Services ........................................... — 10,883,674 — 10,883,674
Leisure Products ....................................... — 255,378 — 255,378
Life Sciences Tools & Services .............................. — 2,025,393 — 2,025,393
Machinery ............................................ — 25,195,520 — 25,195,520
Marine Transportation .................................... — 2,049,456 — 2,049,456
Media ............................................... — 53,897,698 — 53,897,698
Metals & Mining ........................................ — 25,034,206 — 25,034,206
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,156,107 — 1,156,107
Multi-Utilities .......................................... — 21,566,234 — 21,566,234
Office REITs .......................................... — 1,133,685 — 1,133,685
Oil, Gas & Consumable Fuels ............................... — 103,753,111 — 103,753,111
Paper & Forest Products .................................. — 11,954,059 — 11,954,059
Passenger Airlines ...................................... — 5,588,312 — 5,588,312
Personal Care Products .................................. — 2,884,126 — 2,884,126
Pharmaceuticals ....................................... — 55,594,892 — 55,594,892
Professional Services .................................... — 4,774,634 — 4,774,634
Real Estate Management & Development ....................... — 13,767,246 — 13,767,246
Residential REITs ....................................... — 2,086,580 — 2,086,580
Retail REITs .......................................... — 2,944,454 — 2,944,454
Semiconductors & Semiconductor Equipment .................... — 19,046,018 — 19,046,018
Software ............................................. — 36,276,949 — 36,276,949
Specialized REITs ...................................... — 8,008,859 — 8,008,859
Specialty Retail ........................................ — 22,537,204 — 22,537,204
Technology Hardware, Storage & Peripherals .................... — 2,889,752 — 2,889,752
Textiles, Apparel & Luxury Goods ............................ — 1,396,515 — 1,396,515
Tobacco ............................................. — 8,336,717 — 8,336,717
Trading Companies & Distributors ............................ — 16,629,499 — 16,629,499
Transportation Infrastructure ............................... — 8,061,086 — 8,061,086
Wireless Telecommunication Services ......................... — 56,407,236 727,000 57,134,236
Equity-Linked Notes ...................................... — 1,422,092,212 — 1,422,092,212
Fixed Rate Loan Interests
Financial Services ...................................... — — 13,144,708 13,144,708
Health Care Technology .................................. — 1,006,395 — 1,006,395
Media ............................................... — 1,944,118 — 1,944,118
Floating Rate Loan Interests
Aerospace & Defense .................................... — 26,560,909 — 26,560,909
Automobile Components .................................. — 11,012,543 — 11,012,543
Automobiles .......................................... — 1,777,515 — 1,777,515
Beverages ........................................... — 6,312,381 — 6,312,381
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Broadline Retail ........................................ $ — $ 7,485,406 $ — $ 7,485,406
Building Products ....................................... — 8,485,912 3,608,055 12,093,967
Capital Markets ........................................ — 20,166,539 211,205 20,377,744
Chemicals ............................................ — 30,209,451 299,219 30,508,670
Commercial Services & Supplies ............................. — 30,778,524 674,019 31,452,543
Communications Equipment ................................ — 3,705,478 — 3,705,478
Construction & Engineering ................................ — 10,941,515 — 10,941,515
Construction Materials .................................... — 12,336,372 527,604 12,863,976
Consumer Staples Distribution & Retail ........................ — 2,470,616 12,866,587 15,337,203
Containers & Packaging .................................. — 7,932,505 — 7,932,505
Distributors ........................................... — 1,611,518 — 1,611,518
Diversified Consumer Services .............................. — 13,525,865 — 13,525,865
Diversified Telecommunication Services ........................ — 15,164,176 421,121 15,585,297
Electric Utilities ........................................ — 1,557,947 — 1,557,947
Electrical Equipment ..................................... — 2,690,871 — 2,690,871
Electronic Equipment, Instruments & Components ................. — 1,956,422 609,238 2,565,660
Entertainment ......................................... — 29,173,662 2,540,465 31,714,127
Financial Services ...................................... — 29,575,328 55,982,676 85,558,004
Food Products ......................................... — 16,870,827 — 16,870,827
Gas Utilities ........................................... — 809,816 — 809,816
Ground Transportation ................................... — 8,777,923 — 8,777,923
Health Care Equipment & Supplies ........................... — 8,077,513 — 8,077,513
Health Care Providers & Services ............................ — 24,795,203 1,114,628 25,909,831
Health Care Technology .................................. — 17,957,685 957,186 18,914,871
Hotel & Resort REITs .................................... — 753,033 — 753,033
Hotels, Restaurants & Leisure .............................. — 52,298,866 9,224,276 61,523,142
Household Durables ..................................... — 11,755,503 — 11,755,503
Household Products ..................................... — 516,646 — 516,646
Independent Power and Renewable Electricity Producers ............ — 3,346,681 — 3,346,681
Industrial Conglomerates .................................. — 4,849,747 — 4,849,747
Insurance ............................................ — 34,571,416 940,695 35,512,111
IT Services ........................................... — 32,500,838 2,429,210 34,930,048
Leisure Products ....................................... — 1,401,228 — 1,401,228
Life Sciences Tools & Services .............................. — 13,817,464 — 13,817,464
Machinery ............................................ — 39,019,503 — 39,019,503
Media ............................................... — 11,271,192 — 11,271,192
Oil, Gas & Consumable Fuels ............................... — 13,526,799 3,069,600 16,596,399
Passenger Airlines ...................................... — 11,634,768 — 11,634,768
Pharmaceuticals ....................................... — 13,922,894 942,988 14,865,882
Professional Services .................................... — 25,003,585 2,777,468 27,781,053
Real Estate Management & Development ....................... — 70,372 1,148,388 1,218,760
Semiconductors & Semiconductor Equipment .................... — 4,053,574 — 4,053,574
Software ............................................. — 67,240,225 975,975 68,216,200
Specialty Retail ........................................ — 8,432,754 601,862 9,034,616
Textiles, Apparel & Luxury Goods ............................ — 427,994 — 427,994
Trading Companies & Distributors ............................ — 8,921,488 1,635,047 10,556,535
Transportation Infrastructure ............................... — 6,815,322 1,248,304 8,063,626
Wireless Telecommunication Services ......................... — 3,085,826 — 3,085,826
Foreign Agency Obligations ................................. — 54,493,014 — 54,493,014
Foreign Government Obligations .............................. — 46,382,284 — 46,382,284
Investment Companies .................................... 1,002,332,189 — — 1,002,332,189
Non-Agency Mortgage-Backed Securities ........................ — 567,372,468 8,573,352 575,945,820
Preferred Securities ....................................... — 15,171,996 — 15,171,996
U.S. Government Sponsored Agency Securities .................... — 4,071,094 — 4,071,094
U.S. Treasury Obligations ................................... — 113,232,024 — 113,232,024
Warrants .............................................. 23,392 — — 23,392
Short-Term Securities
Money Market Funds ...................................... 1,034,529,814 — — 1,034,529,814
Options Purchased
Equity contracts .......................................... — 5,448,682 — 5,448,682
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (2,320) (2,320)
$ 3,733,608,348 $ 7,395,654,152 $ 135,744,819 $ 11,265,007,319
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Multi-Asset Income Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 331,866 $ — $ 331,866
Equity contracts ........................................... 279,278 — — 279,278
Foreign currency exchange contracts ............................ — 663,404 — 663,404
Interest rate contracts ....................................... 86,565,284 442,394 — 87,007,678
Liabilities
Credit contracts ........................................... — (290,201) — (290,201)
Equity contracts ........................................... — (1,158,613) — (1,158,613)
Foreign currency exchange contracts ............................ (3,234,386) (1,028,467) — (4,262,853)
Interest rate contracts ....................................... (43,835) — — (43,835)
$ 83,566,341 $ (1,039,617) $ — $ 82,526,724
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 ............................ $ 2,509,652 $ 2,686,089 $ 1 $ — $ 184,131,906 $ 7,891,292 $ (268,124) $ 196,950,816
Transfers into Level 3 ...................................... — — — — 3,003,389 — — 3,003,389
Transfers out of Level 3 ..................................... (2,509,652) — — — (4,008,192) — — (6,517,844)
Other
(a)
................................................ — — — 12,226,360 (12,226,360) — — —
Accrued discounts/premiums .................................. — — 61,176 17,738 102,095 14,463 — 195,472
Net realized loss .......................................... — (15,016,603) (8,557,252) — (1,281,864) — — (24,855,719)
Net change in unrealized appreciation (depreciation)
(b) (c)
................ — 19,086,401 9,653,460 898,550 (9,770,150) 667,597 265,804 20,801,662
Purchases .............................................. — 912,014 7,723,776 2,060 36,957,597 8,668,000 — 54,263,447
Sales ................................................. — (6,175,001) (1,150,798) — (92,102,605) (8,668,000) — (108,096,404)
Closing balance, as of July 31, 2024 .............................
$ — $ 1,492,900 $ 7,730,363 $ 13,144,708 $ 104,805,816 $ 8,573,352 $ (2,320) $ 135,744,819
Net change in unrealized appreciation (depreciation) on investments still held at
July 31, 2024
(c)
.........................................
$ — $ 580,676 $ (203,938) $ 402,253 $ (18,722,098) $ (200,918) $ — $ (18,144,025)
(a)
Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
July 31, 2024

Statements of Assets and Liabilities
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 929,910,619 $ 9,228,147,636
Investments, at value — affiliated
(c)
........................................................................... 253,985,775 2,036,862,003
Cash .............................................................................................. 485,013 223,244,847
Cash pledged:
Futures contracts ..................................................................................... 6,600,740 57,094,000
Centrally cleared swaps ................................................................................. — 7,495,000
Foreign currency, at value
(d)
................................................................................ 4,103,807 115,334,749
Receivables: – –
Investment s sold ..................................................................................... 6,158,162 420,866,632
Securities lending income — affiliated ....................................................................... 515 36,956
Capital shares sold .................................................................................... 649,631 8,746,031
Dividends — unaffiliated ................................................................................ 734,949 5,414,676
Dividends — affiliated .................................................................................. 505,257 4,307,397
Interest — unaffiliated .................................................................................. 3,471,233 50,778,334
From the Manager .................................................................................... 28,601 139,981
Due from broker ...................................................................................... — 310,000
Variation margin on futures contracts ........................................................................ 1,635,347 15,217,091
Swap premiums paid .................................................................................... 41,523 1,612,120
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 96,097 663,404
OTC swaps ......................................................................................... 48,901 766,132
Prepaid e xpenses ...................................................................................... 21,334 58,325
Other assets .......................................................................................... — 197,943
Total a ssets ..........................................................................................
1,208,477,504 12,177,293,257
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. — 310,000
Collateral on securities loaned .............................................................................. 1,916,519 240,290,419
Options written, at value
(e)
................................................................................. 153,132 1,158,613
Payables: – –
Investments purchased ................................................................................. 112,329,804 937,223,171
Swaps   ........................................................................................... 5,194 45,924
Accounting services fees ................................................................................ 286,092 504,573
Administration fees .................................................................................... 37,344 315,321
Capital shares redeemed ................................................................................ 3,632,556 30,016,223
Custodian fees ....................................................................................... 61,289 424,183
Deferred foreign capital gain tax ........................................................................... — 3,804,648
Income dividend distributions ............................................................................. 760,774 6,622,039
Investment advisory fees ................................................................................ 441,545 4,115,984
Trustees' and Officer's fees .............................................................................. 1,906 23,282
Other affiliate fees .................................................................................... 540 1,462
Professional fees ..................................................................................... 114,477 408,447
Registration fees ..................................................................................... 10,140 757,432
Service and distribution fees .............................................................................. 45,303 1,167,255
Transfer agent fees ................................................................................... 282,305 2,415,840
Other accrued expenses ................................................................................ 44,659 62,289
Variation margin on futures contracts ........................................................................ 65,834 —
Variation margin on centrally cleared swaps ................................................................... — 46,295
Swap premiums received ................................................................................. 31,196 615,293
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 42,065 1,028,467
OTC swaps ......................................................................................... 3,288 79,171
Unfunded floating rate loan interests ........................................................................ — 2,320
Total li abilities .........................................................................................
120,265,962 1,231,438,651
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,088,211,542 $ 10,945,854,606

Statements of Assets and Liabilities
(continued)
July 31, 2024
2024
BlackRock Annual Financial Statements

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,277,353,301 $ 12,754,699,183
Accumulated loss ...................................................................................... (189,141,759) (1,808,844,577)
NET ASSETS .........................................................................................
$ 1,088,211,542 $ 10,945,854,606
(a)
  Investments, at cost — unaffiliated ................................................................... $ 909,310,531 $ 8,996,066,431
(b)
  Securities loaned, at value ........................................................................ $ 1,864,790 $ 235,285,505
(c)
  Investments, at cost — affiliated ..................................................................... $ 247,917,239 $ 1,964,556,545
(d)
  Foreign currency, at cost ......................................................................... $ 4,104,593 $ 115,377,151
(e)
  Premiums received ............................................................................. $ 109,219 $ 826,363

Statements of Assets and Liabilities
(continued)
July 31, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 763,465,339 $ 6,025,063,372
Shares outstanding ...................................................................................
88,119,365 590,507,612
Net asset value .....................................................................................
$ 8.66 $ 10.20
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 116,970,791 $ 3,802,753,493
Shares outstanding ...................................................................................
13,495,162 373,140,262
Net asset value .....................................................................................
$ 8.67 $ 10.19
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 24,118,613 $ 454,148,780
Shares outstanding ...................................................................................
2,786,382 44,617,678
Net asset value .....................................................................................
$ 8.66 $ 10.18
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 183,656,799 $ 663,888,961
Shares outstanding ...................................................................................
21,185,861 65,101,926
Net asset value .....................................................................................
$ 8.67 $ 10.20
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations

Year Ended July 31, 2024
2024
BlackRock Annual Financial Statements

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 7,338,163 $ 89,187,958
Dividends — affiliated .................................................................................. 7,061,793 48,081,239
Interest — unaffiliated .................................................................................. 72,692,164 625,168,157
Securities lending income — affiliated — net .................................................................. 229,957 741,596
Foreign taxes withheld ................................................................................. (294,267) (4,763,767)
Foreign withholding tax claims ............................................................................ — 3,537,884
Total investment income ..................................................................................
87,027,810 761,953,067
EXPENSES
Investment advisory ................................................................................... 6,638,694 57,918,331
Transfer agent — class specific ........................................................................... 805,485 6,935,329
Service and distribution — class specific ..................................................................... 555,288 14,996,957
Accounting services ................................................................................... 502,726 883,881
Administration ...................................................................................... 455,269 3,838,442
Administration — class specific ........................................................................... 222,810 2,246,733
Custodian .......................................................................................... 169,399 1,052,227
Professional ........................................................................................ 107,361 766,226
Registration ........................................................................................ 104,884 209,428
Printing and postage .................................................................................. 76,835 57,113
Trustees and Officer ................................................................................... 14,145 57,692
Miscellaneous ....................................................................................... 107,029 288,617
Total expenses excluding interest expense ......................................................................
9,759,925 89,250,976
Interest expense ..................................................................................... 34,068 243,619
Total e xpenses ........................................................................................
9,793,993 89,494,595
Less: – –
Administration fees waived by the Manager — class specific ........................................................ (222,547) (2,246,502)
Fees waived and/or reimbursed by the Manager ................................................................ (1,484,617) (8,319,392)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (342,065) (1,634,656)
Total ex penses after fees waived and/or reimbursed ...............................................................
7,744,764 77,294,045
Net investment income ...................................................................................
79,283,046 684,659,022
REALIZED AND UNREALIZED GAIN (LOSS) $ 47,929,364 $ 381,808,445
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................... (1,378,278) (43,922,307)
Investments — affiliated .............................................................................. 1,656,287 24,332,886
Forward foreign currency exchange contracts ................................................................ 476,794 6,956,980
Foreign currency transactions .......................................................................... 1,035,829 15,199,894
Futures contracts ................................................................................... 9,724,460 (172,776,467)
Options written .................................................................................... (366,135) (1,425,734)
Swaps   ......................................................................................... 254,934 2,675,223
11,403,891 (168,959,525)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................... 23,327,135 345,222,924
Investments — affiliated .............................................................................. 9,809,142 61,072,760
Forward foreign currency exchange contracts ................................................................ (473,258) (9,307,307)
Foreign currency translations ........................................................................... (52,435) (662,685)
Futures contracts ................................................................................... 3,898,297 154,318,764
Options written .................................................................................... (43,913) (332,250)
Swaps   ......................................................................................... 60,504 189,960
Unfunded floating rate loan interests ...................................................................... — 265,804
36,525,472 550,767,970
Net realized and unrealized gain ............................................................................
47,929,363 381,808,445
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 127,212,409 $ 1,066,467,467
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ (69,595) $ (1,731,348)
(b)
  Net of reduction in/increase in deferred foreign capital gain tax of ..................................................... $ 70,323 $ (1,755,602)

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 79,283,046 $ 75,493,483 $ 684,659,022 $ 734,589,314
Net realized gain (loss) ............................................ 11,403,891 (73,125,401) (168,959,525) (818,161,772)
Net change in unrealized appreciation (depreciation) ........................ 36,525,472 40,987,277 550,767,970 464,373,570
Net increase in net assets resulting from operations ...........................
127,212,409 43,355,359 1,066,467,467 380,801,112
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (56,791,834) (53,096,022) (389,278,427) (415,615,155)
Investor A .................................................... (8,464,718) (7,818,570) (232,335,968) (235,670,287)
Investor C .................................................... (1,573,525) (1,675,257) (28,499,567) (37,891,832)
Class K ...................................................... (13,253,399) (12,420,021) (41,771,797) (51,439,897)
Decrease in net assets resulting from distributions to shareholders .................
(80,083,476) (75,009,870) (691,885,759) (740,617,171)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................
(155,411,408) (84,896,882) (1,667,611,989) (2,695,749,717)
NET ASSETS
Total decrease in net assets .......................................... (108,282,475) (116,551,393) (1,293,030,281) (3,055,565,776)
Beginning of year ..................................................
1,196,494,017 1,313,045,410 12,238,884,887 15,294,450,663
End of year ......................................................
$ 1,088,211,542 $ 1,196,494,017 $ 10,945,854,606 $ 12,238,884,887
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Dynamic High Income Portfolio
Institutional
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ...........................
$ 8.28  $ 8.47  $ 10.23  $ 9.03  $ 9.65
Net investment income
(a)
.................................
0 .59  0 .51  0 .47  0 .50  0 .53
Net realized and unrealized gain (loss) ........................
0 .39  ( 0 .19 ) ( 1 .54 ) 1 .20  ( 0 .63 )
Net increase (decrease) from investment operations ................ 0.98  0.32  (1.07) 1.70  (0.10)
Distributions
(b)
– – – – –
From net investment income ..............................
( 0 .60 ) ( 0 .51 ) ( 0 .58 ) ( 0 .50 ) ( 0 .46 )
From net realized gain ...................................
—  —  ( 0 .11 ) —  —
Return of capital ....................................... —  —  —  —  ( 0 .06 )
Total distributions ........................................ (0.60) (0.51) (0.69) (0.50) (0.52)
Net asset value, end of year ............................... $ 8.66  $ 8.28  $ 8.47  $ 10.23  $ 9.03
Total Return
(c)
Based on net asset value .................................. 12.39% 4.18% (11.04)% 19.22%
(d)
(0.93)%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
0.85% 0.84% 0.81% 0.81% 0.80%
Total expenses after fees waived and/or reimbursed ................
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income ...................................
7.16% 6.39% 5.00% 5.12% 5.79%
Supplemental Data
Net assets, end of year (000) ................................ $ 763,465  $ 844,522  $ 924,072  $ 1,026,159  $ 828,901
Portfolio turnover rate
(f)
.................................... 109% 66%
(g)
59% 77% 94%
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 272% 189% 196% 180% 215%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Dynamic High Income Portfolio
Investor A
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ...........................
$ 8.29  $ 8.47  $ 10.24  $ 9.03  $ 9.66
Net investment income
(a)
.................................
0 .57  0 .49  0 .45  0 .47  0 .51
Net realized and unrealized gain (loss) ........................
0 .39  ( 0 .18 ) ( 1 .56 ) 1 .21  ( 0 .64 )
Net increase (decrease) from investment operations ................ 0.96  0.31  (1.11) 1.68  (0.13)
Distributions
(b)
– – – – –
From net investment income ..............................
( 0 .58 ) ( 0 .49 ) ( 0 .55 ) ( 0 .47 ) ( 0 .44 )
From net realized gain ...................................
—  —  ( 0 .11 ) —  —
Return of capital ....................................... —  —  —  —  ( 0 .06 )
Total distributions ........................................ (0.58) (0.49) (0.66) (0.47) (0.50)
Net asset value, end of year ............................... $ 8.67  $ 8.29  $ 8.47  $ 10.24  $ 9.03
Total Return
(c)
Based on net asset value .................................. 12.10% 4.04% (11.35)% 19.04%
(d)
(1.28)%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
1.06% 1.05% 1.03% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ................
0.90% 0.90% 0.90% 0.90% 0.90%
Net investment income ...................................
6.91% 6.15% 4.74% 4.87% 5.56%
Supplemental Data
Net assets, end of year (000) ................................ $ 116,971  $ 130,935  $ 136,426  $ 175,444  $ 147,034
Portfolio turnover rate
(f)
.................................... 109% 66%
(g)
59% 77% 94%
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 272% 189% 196% 180% 215%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Dynamic High Income Portfolio
Investor C
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ...........................
$ 8.28  $ 8.46  $ 10.22  $ 9.02  $ 9.64
Net investment income
(a)
.................................
0 .51  0 .43  0 .38  0 .40  0 .44
Net realized and unrealized gain (loss) ........................
0 .39  ( 0 .18 ) ( 1 .55 ) 1 .20  ( 0 .63 )
Net increase (decrease) from investment operations ................ 0.90  0.25  (1.17) 1.60  (0.19)
Distributions
(b)
– – – – –
From net investment income ..............................
( 0 .52 ) ( 0 .43 ) ( 0 .48 ) ( 0 .40 ) ( 0 .37 )
From net realized gain ...................................
—  —  ( 0 .11 ) —  —
Return of capital ....................................... —  —  —  —  ( 0 .06 )
Total distributions ........................................ (0.52) (0.43) (0.59) (0.40) (0.43)
Net asset value, end of year ............................... $ 8.66  $ 8.28  $ 8.46  $ 10.22  $ 9.02
Total Return
(c)
Based on net asset value .................................. 11.29% 3.27% (11.94)% 18.06%
(d)
(1.91)%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
1.84% 1.84% 1.80% 1.80% 1.80%
Total expenses after fees waived and/or reimbursed ................
1.65% 1.65% 1.65% 1.65% 1.65%
Net investment income ...................................
6.16% 5.39% 4.00% 4.13% 4.79%
Supplemental Data
Net assets, end of year (000) ................................ $ 24,119  $ 28,629  $ 35,475  $ 46,242  $ 41,749
Portfolio turnover rate
(f)
.................................... 109% 66%
(g)
59% 77% 94%
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 272% 189% 196% 180% 215%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Dynamic High Income Portfolio
Class K
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ...........................
$ 8.29  $ 8.47  $ 10.24  $ 9.04  $ 9.66
Net investment income
(a)
.................................
0 .60  0 .52  0 .48  0 .50  0 .46
Net realized and unrealized gain (loss) ........................
0 .38  ( 0 .19 ) ( 1 .56 ) 1 .20  ( 0 .55 )
Net increase (decrease) from investment operations ................ 0.98  0.33  (1.08) 1.70  (0.09)
Distributions
(b)
– – – – –
From net investment income ..............................
( 0 .60 ) ( 0 .51 ) ( 0 .58 ) ( 0 .50 ) ( 0 .47 )
From net realized gain ...................................
—  —  ( 0 .11 ) —  —
Return of capital ....................................... —  —  —  —  ( 0 .06 )
Total distributions ........................................ (0.60) (0.51) (0.69) (0.50) (0.53)
Net asset value, end of year ............................... $ 8.67  $ 8.29  $ 8.47  $ 10.24  $ 9.04
Total Return
(c)
Based on net asset value .................................. 12.43% 4.35% (11.09)% 19.27%
(d)
(0.87)%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
0.76% 0.76% 0.72% 0.72% 0.82%
Total expenses after fees waived and/or reimbursed ................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ...................................
7.21% 6.44% 5.05% 5.14% 5.05%
Supplemental Data
Net assets, end of year (000) ................................ $ 183,657  $ 192,408  $ 217,072  $ 263,934  $ 166,657
Portfolio turnover rate
(f)
.................................... 109% 66%
(g)
59% 77% 94%
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 272% 189% 196% 180% 215%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Multi-Asset Income Portfolio
Institutional
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ............................
$ 9.84  $ 10.04  $ 11.54  $ 10.62  $ 10.85
Net investment income
(a)
..................................
0 .61  0 .55  0 .47  0 .49  0 .52
Net realized and unrealized gain (loss) .........................
0 .37  ( 0 .20 ) ( 1 .36 ) 0 .91  ( 0 .24 )
Net increase (decrease) from investment operations ................. 0.98  0.35  (0.89) 1.40  0.28
Distributions
(b)
– – – – –
From net investment income ...............................
( 0 .62 ) ( 0 .55 ) ( 0 .61 ) ( 0 .48 ) ( 0 .50 )
Return of capital ........................................ —  —  —  —  ( 0 .01 )
Total distributions ......................................... (0.62) (0.55) (0.61) (0.48) (0.51)
Net asset value, end of year ................................ $ 10.20  $ 9.84  $ 10.04  $ 11.54  $ 10.62
Total Return
(c)
Based on net asset value ................................... 10.35% 3.77% (8.03)% 13.40%
(d)
2.66%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.67% 0.66% 0.65% 0.65% 0.68%
Total expenses after fees waived and/or reimbursed .................
0.56% 0.55% 0.55% 0.55% 0.55%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ..........
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ....................................
6.22% 5.65% 4.27% 4.36% 4.88%
Supplemental Data
Net assets, end of year (000) ................................. $ 6,025,063  $ 6,755,645  $ 8,470,092  $ 10,280,019  $ 9,311,984
Portfolio turnover rate
(f)
..................................... 83% 56%
(g)
57% 74% 86%
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 162% 120% 130% 135% 148%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Multi-Asset Income Portfolio
Investor A
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ............................
$ 9.83  $ 10.03  $ 11.53  $ 10.61  $ 10.84
Net investment income
(a)
..................................
0 .59  0 .52  0 .44  0 .46  0 .49
Net realized and unrealized gain (loss) .........................
0 .36  ( 0 .19 ) ( 1 .36 ) 0 .91  ( 0 .24 )
Net increase (decrease) from investment operations ................. 0.95  0.33  (0.92) 1.37  0.25
Distributions
(b)
– – – – –
From net investment income ...............................
( 0 .59 ) ( 0 .53 ) ( 0 .58 ) ( 0 .45 ) ( 0 .47 )
Return of capital ........................................ —  —  —  —  ( 0 .01 )
Total distributions ......................................... (0.59) (0.53) (0.58) (0.45) (0.48)
Net asset value, end of year ................................ $ 10.19  $ 9.83  $ 10.03  $ 11.53  $ 10.61
Total Return
(c)
Based on net asset value ................................... 10.08% 3.51% (8.27)% 13.13%
(d)
2.41%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.91% 0.89% 0.89% 0.88% 0.90%
Total expenses after fees waived and/or reimbursed .................
0.81% 0.80% 0.80% 0.80% 0.80%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ..........
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ....................................
5.98% 5.41% 4.03% 4.10% 4.64%
Supplemental Data
Net assets, end of year (000) ................................. $ 3,802,753  $ 4,118,370  $ 4,786,022  $ 5,383,460  $ 4,521,699
Portfolio turnover rate
(f)
..................................... 83% 56%
(g)
57% 74% 86%
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 162% 120% 130% 135% 148%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Multi-Asset Income Portfolio
Investor C
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ............................
$ 9.81  $ 10.02  $ 11.51  $ 10.59  $ 10.82
Net investment income
(a)
..................................
0 .51  0 .45  0 .36  0 .37  0 .41
Net realized and unrealized gain (loss) .........................
0 .38  ( 0 .20 ) ( 1 .35 ) 0 .91  ( 0 .24 )
Net increase (decrease) from investment operations ................. 0.89  0.25  (0.99) 1.28  0.17
Distributions
(b)
– – – – –
From net investment income ...............................
( 0 .52 ) ( 0 .46 ) ( 0 .50 ) ( 0 .36 ) ( 0 .39 )
Return of capital ........................................ —  —  —  —  ( 0 .01 )
Total distributions ......................................... (0.52) (0.46) (0.50) (0.36) (0.40)
Net asset value, end of year ................................ $ 10.18  $ 9.81  $ 10.02  $ 11.51  $ 10.59
Total Return
(c)
Based on net asset value ................................... 9.38% 2.63% (8.89)% 12.30%
(d)
1.64%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
1.68% 1.67% 1.66% 1.65% 1.68%
Total expenses after fees waived and/or reimbursed .................
1.56% 1.55% 1.55% 1.55% 1.55%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ..........
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income ....................................
5.23% 4.64% 3.26% 3.36% 3.88%
Supplemental Data
Net assets, end of year (000) ................................. $ 454,149  $ 666,495  $ 1,010,613  $ 1,498,142  $ 1,757,991
Portfolio turnover rate
(f)
..................................... 83% 56%
(g)
57% 74% 86%
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 162% 120% 130% 135% 148%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
BlackRock Multi-Asset Income Portfolio
Class K
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ............................
$ 9.83  $ 10.04  $ 11.53  $ 10.61  $ 10.84
Net investment income
(a)
..................................
0 .62  0 .55  0 .47  0 .49  0 .52
Net realized and unrealized gain (loss) .........................
0 .37  ( 0 .20 ) ( 1 .35 ) 0 .91  ( 0 .24 )
Net increase (decrease) from investment operations ................. 0.99  0.35  (0.88) 1.40  0.28
Distributions
(b)
– – – – –
From net investment income ...............................
( 0 .62 ) ( 0 .56 ) ( 0 .61 ) ( 0 .48 ) ( 0 .50 )
Return of capital ........................................ —  —  —  —  ( 0 .01 )
Total distributions ......................................... (0.62) (0.56) (0.61) (0.48) (0.51)
Net asset value, end of year ................................ $ 10.20  $ 9.83  $ 10.04  $ 11.53  $ 10.61
Total Return
(c)
Based on net asset value ................................... 10.52% 3.71% (7.90)% 13.47%
(d)
2.71%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.61% 0.60% 0.59% 0.58% 0.60%
Total expenses after fees waived and/or reimbursed .................
0.51% 0.50% 0.50% 0.50% 0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ..........
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ....................................
6.28% 5.70% 4.34% 4.41% 4.93%
Supplemental Data
Net assets, end of year (000) ................................. $ 663,889  $ 698,375  $ 1,027,724  $ 1,109,227  $ 916,969
Portfolio turnover rate
(f)
..................................... 83% 56%
(g)
57% 74% 86%
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 162% 120% 130% 135% 148%
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements

1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft : The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Multi-Asset Income CML La Quinta Resort, Term Loan ..................... $ 1,000,932 $ 1,000,932 $ 998,612 $ (2,320)
$ (2,320)

Notes to Financial Statements
(continued)

Notes to Financial Statements
of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the  Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Dynamic High Income
J.P. Morgan Securities LLC ...................... $ 1,864,790 $ (1,864,790) $ — $ —
Multi-Asset Income
Barclays Capital, Inc. .......................... $ 71,477,997 $ (71,477,997) $ — $ —
BNP Paribas SA ............................. 386,652 (386,652) — —
BofA Securities, Inc. ........................... 83,948,980 (83,948,980) — —
Goldman Sachs & Co. LLC ...................... 2,816,994 (2,816,994) — —
J.P. Morgan Securities LLC ...................... 48,279,323 (48,279,323) — —
Morgan Stanley .............................. 9,101,529 (9,101,529) — —
Toronto-Dominion Bank ........................ 12,723,480 (12,723,480) — —
UBS Securities LLC ........................... 6,550,550 (6,550,550) — —
$ 235,285,505 $ (235,285,505) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to

Notes to Financial Statements
(continued)

Notes to Financial Statements
the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income's direct investments in fixed-income and equity securities and instruments, including ETF advised by the Manager or other investment advisers, other investments, and cash and cash equivalents
(including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BSL”) and BlackRock Asset Management North Asia Limited (“BAMNA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL, BSL and BAMNA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended July 31, 2024, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 303,093 $ 252,195 $ 555,288
Multi-Asset Income ............................................................................... 9,616,306 5,380,651 14,996,957
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 157,094 $ 24,247 $ 5,044 $ 36,425 $ 222,810
Multi-Asset Income .............................................................. 1,238,042 769,304 107,613 131,774 2,246,733
Fund Name Institutional
Multi-Asset Income ........................................................................................................ $ 25,405

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended July 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  July 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the year ended July 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2024, the amounts waived were as follows:
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through June 30, 2025. With respect to Multi-Asset Income, the
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended July 31, 2024, the amounts included in fees waived and/
or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 1,683 $ 1,393 $ 226 $ 298 $ 3,600
Multi-Asset Income .............................................................. 12,442 38,388 11,712 1,505 64,047
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 717,887 $ 61,972 $ 19,478 $ 6,148 $ 805,485
Multi-Asset Income .............................................................. 4,409,559 2,087,970 401,679 36,121 6,935,329
Fund Name Other Fees
Dynamic High Income ...................................................................................................... $ 2,992
Multi-Asset Income ....................................................................................................... 32,772
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 17,222 $ 1,786
Multi-Asset Income ............................................................................................ 84,699 14,639
Fund Name Amounts Waived
Dynamic High Income .................................................................................................. $ 45,433
Multi-Asset Income ................................................................................................... 390,794
Fund Name Amount Waived
Dynamic High Income ...................................................................................................... $ 477,724
Multi-Asset Income ....................................................................................................... 2,929,185
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Dynamic High Income ........................................................................................................ $ 961,460
Multi-Asset Income ......................................................................................................... 4,999,413

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended July 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
July 31, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend, and Multi-Asset Income is currently permitted to borrow under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Dynamic High Income
Institutional .................................................................................... $ 157,094 $ 326,829
Investor A ..................................................................................... 23,984 1,978
Investor C ..................................................................................... 5,044 7,110
Class K ...................................................................................... 36,425 6,148
$ 222,547 $ 342,065
Multi-Asset Income
Institutional .................................................................................... 1,238,042 1,303,802
Investor A ..................................................................................... 769,073 162,106
Investor C ..................................................................................... 107,613 132,627
Class K ...................................................................................... 131,774 36,121
$ 2,246,502 $ 1,634,656
Fund Name Amounts
Dynamic High Income ...................................................................................................... $ 42,110
Multi-Asset Income ....................................................................................................... 154,583

Notes to Financial Statements
(continued)

Notes to Financial Statements
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and equity linked notes, were as follows:
For the year ended July 31, 2024, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Dynamic High Income ................................................................... $ 777,393 $ 1,157,049 $ 28,182
Multi-Asset Income .................................................................... 24,495,576 7,431,389 (2,665)
U.S. Government
Securities Other Securities
Fund Name Sales Purchases Sales
Dynamic High Income ................................................................... $ 306,564 $ 858,972,587 $ 1,071,877,230
Multi-Asset Income .................................................................... 1,439,297 7,789,703,992 10,348,317,444
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 2,077,431,311 $ 1,959,580,991
Multi-Asset Income .................................................................................... 9,646,604,051 9,227,351,903
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Multi-Asset Income ......................................................................... $ (4,139) $ 4,139
Fund Name
Year Ended
07/31/24
Year Ended
07/31/23
Dynamic High Income
Ordinary income ........................................................................................... $ 80,083,476 $ 75,009,870
Multi-Asset Income
Ordinary income ........................................................................................... $ 691,885,759 $ 740,617,171
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Dynamic High Income .................................................... $ 3,032,769 $ (215,213,811) $ 23,039,283 $ (189,141,759)
Multi-Asset Income ..................................................... 26,517,991 (1,930,908,590) 95,546,022 (1,808,844,577)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods for premiums on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions and the classification of investments.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

During the year ended July 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR  (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed.
Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Fund Name Amount Utilized
Dynamic High Income .................................................................................................. $ 9,419,435
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,158,704,029 $ 52,157,702 $ (27,005,725) $ 25,151,977
Multi-Asset Income ................................................ 11,005,517,681 616,346,792 (356,243,951) 260,102,841

Notes to Financial Statements
(continued)

Notes to Financial Statements
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
07/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold ..........................................
20,048,338 $ 166,520,807 32,346,905 $ 260,199,354
Shares issued in reinvestment of distributions .....................
5,936,808 49,314,489 5,727,254 45,846,456
Shares redeemed ......................................
(39,814,824) (330,069,651) (45,226,477) (363,418,911)
(13,829,678) $ (114,234,355) (7,152,318) $ (57,373,101)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

As of July 31, 2024, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 22,548 Class K Shares of Dynamic High Income.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
07/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold and automatic conversion of shares ....................
1,748,676 $ 14,471,426 4,632,856 $ 37,169,057
Shares issued in reinvestment of distributions .....................
905,143 7,522,040 874,133 7,004,369
Shares redeemed ......................................
(4,958,433) (41,038,269) (5,807,876) (46,630,803)
(2,304,614) $ (19,044,803) (300,887) $ (2,457,377)
Investor C
Shares sold ..........................................
56,415 $ 470,183 295,625 $ 2,352,129
Shares issued in reinvestment of distributions .....................
179,071 1,485,765 194,141 1,551,885
Shares redeemed and automatic conversion of shares ...............
(908,573) (7,480,162) (1,222,508) (9,795,650)
(673,087) $ (5,524,214) (732,742) $ (5,891,636)
Class K
Shares sold ..........................................
1,148,900 $ 9,536,561 1,832,564 $ 14,793,866
Shares issued in reinvestment of distributions .....................
1,591,766 13,238,300 1,549,371 12,406,510
Shares redeemed ......................................
(4,769,498) (39,382,897) (5,782,161) (46,375,144)
(2,028,832) $ (16,608,036) (2,400,226) $ (19,174,768)
(18,836,211) $ (155,411,408) (10,586,173) $ (84,896,882)
Multi-Asset Income
Institutional
Shares sold ..........................................
94,646,722 $ 927,041,457 142,795,998 $ 1,385,885,232
Shares issued in reinvestment of distributions .....................
35,748,490 351,191,503 38,787,272 374,683,322
Shares redeemed ......................................
(226,561,012) (2,214,009,505) (338,517,261) (3,270,617,502)
(96,165,800) $ (935,776,545) (156,933,991) $ (1,510,048,948)
Investor A
Shares sold and automatic conversion of shares ....................
39,910,243 $ 390,626,503 56,685,011 $ 549,117,775
Shares issued in reinvestment of distributions .....................
22,324,956 219,168,405 22,995,367 221,912,948
Shares redeemed ......................................
(108,195,474) (1,057,472,883) (137,812,224) (1,332,209,327)
(45,960,275) $ (447,677,975) (58,131,846) $ (561,178,604)
Investor C
Shares sold ..........................................
2,133,493 $ 20,934,819 3,007,887 $ 29,070,713
Shares issued in reinvestment of distributions .....................
2,840,503 27,791,890 3,839,485 36,981,660
Shares redeemed and automatic conversion of shares ...............
(28,262,613) (275,702,330) (39,836,953) (384,805,017)
(23,288,617) $ (226,975,621) (32,989,581) $ (318,752,644)
Class K
Shares sold ..........................................
10,642,541 $ 104,276,786 15,891,255 $ 153,320,514
Shares issued in reinvestment of distributions .....................
4,078,061 40,055,364 5,158,042 49,793,424
Shares redeemed ......................................
(20,639,825) (201,513,998) (52,439,011) (508,883,459)
(5,919,223) $ (57,181,848) (31,389,714) $ (305,769,521)
(171,333,915) $ (1,667,611,989) (279,445,132) $ (2,695,749,717)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock Funds II and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting BlackRock Funds II, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations for the year ended July 31,
2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July
31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Important Tax Information
(unaudited)
2024
BlackRock Annual Financial Statements

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2024:
Fund Name
Qualified Business
Income
Dynamic High Income ................................................................................................ $ 602,234
Multi-Asset Income ................................................................................................. 4,615,199
Fund Name
Qualified Dividend
Income
Dynamic High Income ................................................................................................ $ 8,632,057
Multi-Asset Income ................................................................................................. 109,956,386
Fund Name Federal Obligation Interest
Dynamic High Income ................................................................................................ $ 584,761
Multi-Asset Income ................................................................................................. 4,852,027
Fund Name
Dividends-Received
Deduction
Dynamic High Income ................................................................................................ 6.28%
Multi-Asset Income ................................................................................................. 7.28
Fund Name Interest Dividends
Dynamic High Income ................................................................................................ $ 36,503,030
Multi-Asset Income ................................................................................................. 409,297,361
Fund Name
Interest-Related
Dividends
Dynamic High Income ................................................................................................ $ 19,877,396
Multi-Asset Income ................................................................................................. 240,287,380

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
BlackRock Annual Financial Statements

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 16, 2024 (the “April
Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Dynamic High Income Portfolio (“Dynamic High Income Portfolio”) and BlackRock Multi-Asset Income Portfolio (the “Multi-Asset Income Portfolio”)
(each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval of the sub-advisory agreements between the Manager and (a) BlackRock (Singapore) Limited (“BSL”) with respect to
Dynamic High Income Portfolio (the “BSL Dynamic High Income Sub-Advisory Agreement”); (b) BlackRock Asset Management North Asia Limited (“BAMNA”) with respect to Dynamic High Income Portfolio (the “BAMNA Dynamic High Income Sub-Advisory Agreement”); (c) BlackRock International Limited (“BIL” and together with BAMNA and
BSL, the “Sub-Advisors”) with respect to Dynamic High Income Portfolio (the “BIL Dynamic High Income Sub-Advisory Agreement”); (d) BSL with respect to Multi-Asset
Income Portfolio (the “BSL Multi-Asset Income Sub-Advisory Agreement” and together with the BSL Dynamic High Income Sub-Advisory Agreement, the “BSL Sub-Advisory
Agreements”); (e) BAMNA with respect to Multi-Asset Income Portfolio (the “BAMNA Multi-Asset Income Sub-Advisory Agreement” and together with the BAMNA Dynamic
High Income Sub-Advisory Agreement, the “BAMNA Sub-Advisory Agreements”); and (f) BIL with respect to Multi-Asset Income Portfolio (the “BIL Multi-Asset Income
Sub-Advisory Agreement” and together with the BIL Dynamic High Income Sub-Advisory Agreement, the “BIL Sub-Advisory Agreements”). The BAMNA Sub-Advisory
Agreements, the BSL Sub-Advisory Agreements and the BIL Sub-Advisory Agreements are collectively referred to herein as the “Sub-Advisory Agreements.” The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the
Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l)
BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Annual Financial Statements

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of
BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Funds facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each
Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee
regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Dynamic High Income Portfolio ranked in second, fourth and fourth quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods. The Board was informed that, among other things, the Fund’s performance was challenged in part due to the Fund’s intentional global diversification relative to the U.S. centric positioning of key peers. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-, three- and five-year periods reported, Multi-Asset Income Portfolio ranked in the second, first and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period. The Board also reviewed and considered the Fund’s performance relative to certain additional metrics. The Board noted that BlackRock believes that performance relative to the additional metrics are also appropriate performance metrics for the Fund, and that BlackRock has explained its rationale for this belief to the
Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Multi-Asset Income Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in second quartile relative to the Fund’s Expense Peers.
The Board noted that Dynamic High Income Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the pertinent Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Annual Financial Statements

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, (ii) the BAMNA Sub-Advisory Agreements between the Manager and BAMNA with respect to the pertinent Fund, (iii) the BSL Sub-Advisory Agreements between the Manager and BSL with respect to the pertinent Fund, and (iv) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to the pertinent Fund, each for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: September 23, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: September 23, 2024